As filed with the Securities and Exchange	Registration No. 333-57218
Commission on April 11, 2012	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 18	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

Nicholas Morinigo, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3447

(Name and Address of Agent for Service of Process)
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on April 30, 2012 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

PART A

ING USA Annuity and Life Insurance Company

Separate Account B of ING USA Annuity and Life Insurance Company
Deferred Combination Variable and Fixed Annuity Prospectus

ING SMARTDESIGN VARIABLE ANNUITY

April 30, 2012

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by
ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual
Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. We do not currently offer this contract for sale to new purchasers. The contract is not available as a SIMPLE
IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See “Premium Bonus Option — Suitability.” The premium bonus option may not be available in all states.

Investment Options. The contract offers variable investment options and a fixed interest option. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page.
Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III — Description of
Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 30, 2012, Statement of Additional Information
(“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain free of charge the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and
Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-57218. You may call 1-202-551-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

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Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

  ING USA Guaranteed Account (the Guaranteed Account)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account.
However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC.
The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Topics – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolios currently available under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)	ING Large Cap Growth Portfolio (Class ADV)
ING American Funds Asset Allocation Portfolio	ING Large Cap Value Portfolio (Class S)
ING American Funds Bond Portfolio	ING Liquid Assets Portfolio (Class S)
ING American Funds Global Growth and Income Portfolio	ING Marsico Growth Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING American Funds International Growth and Income Portfolio	ING MFS Utilities Portfolio (Class S)
ING American Funds International Portfolio	ING MidCap Opportunities Portfolio (Class S)
ING American Funds World Allocation Portfolio (Class S)	ING Morgan Stanley Global Franchise Portfolio (Class S)
ING Oppenheimer Active Allocation Portfolio (Class S)
ING Baron Growth Portfolio (Class S)	ING Oppenheimer Global Portfolio (Class S)
ING BlackRock Health Sciences Opportunities Portfolio (Class S)	ING PIMCO High Yield Portfolio ( Class S)
ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING PIMCO Total Return Bond Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Pioneer Fund Portfolio (Class S)
ING BlackRock Science and Technology Opportunities Portfolio	ING Pioneer Mid Cap Value Portfolio (Class S)
(Class S)	ING Retirement Conservative Portfolio (Class ADV)
ING Davis New York Venture Portfolio (Class S)	ING Retirement Growth Portfolio (Class ADV)
ING DFA World Equity Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (Class ADV)
ING EURO STOXX 50® Index Portfolio (Class ADV)	ING Retirement Moderate Portfolio (Class ADV)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class S)
ING Franklin Mutual Shares Portfolio (Class S)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING FTSE 100 Index® Portfolio (Class ADV)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING Global Resources Portfolio (Class ADV)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Growth and Income Portfolio (Class ADV)	ING Small Company Portfolio (Class S)
ING Hang Seng Index Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class S)
ING Intermediate Bond Portfolio (Class S)	ING Templeton Global Growth Portfolio (Class S)
ING International Index Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING Invesco Van Kampen Comstock Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Invesco Van Kampen Equity and Income Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Class S)
ING Invesco Van Kampen Growth and Income Portfolio	ING T. Rowe Price International Stock Portfolio (Class S)
(Class S)	ING U. S. Bond Index Portfolio (Class S)
ING Japan TOPIX Index® Portfolio (Class ADV)	ING WisdomTreeSM Global High-Yielding Equity Index
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	Portfolio (Class S)
ING JPMorgan Mid Cap Value Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix IV for all subaccounts and valuation information. Appendix III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

The following investment portfolios are closed to new investments: ING American Funds Growth Portfolio ING Artio Foreign Portfolio (Class S) ING Large Cap Growth Portfolio (Class S)

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CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service
Center at:

P.O. Box 9271 Des Moines, IA 50306-9271 1-800-366-0066

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in
“good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following address when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING USA Annuity and Life	ING USA Annuity and Life
Insurance Company	Insurance Company
Attn: Customer Service Department	Attn: Customer Service Department
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term
“contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

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	Option Package I			Option Package II			Option Package III

Mortality and Expense
Risk Charge[1]:	0.80%			1.10%			1.25%
Death Benefit[2] on Death	The greater of:		The greatest of:			The greatest of:
of the Annuitant[3]:	(1) The sum of all purchase		(1)	The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for			payments, adjusted for			payments, adjusted for
	amounts withdrawn or			amounts withdrawn or			amounts withdrawn or
	applied to an income			applied to an income			applied to an income
	phase payment option as			phase payment option as			phase payment option as
	of the claim date; or			of the claim date; or			of the claim date; or
	(2) The account value on the		(2)	The account value on the		(2)	The account value on the
	claim date.			claim date; or			claim date; or
			(3)	The “step-up value” on the		(3)	The “step-up value” on
				claim date.			the claim date; or
						(4)	The “roll-up value” on the
claim date.
Minimum Initial	Non-			Non-			Non-
Purchase Payment[4]:	Qualified:	Qualified:	Qualified:		Qualified:	Qualified:		Qualified:
	$15,000	$1,500		$5,000	$1,500		$5,000	$1,500
Free Withdrawals[5]:	10% of your account value		10% of your account value			10% of your account value
	each account year, non-		each account year, non-			each account year, cumulative
	cumulative.		cumulative.			to a maximum 30%.
Nursing Home Waiver
— Waiver of Early	Not
Withdrawal Charge:	Available			Available			Available

1 See “Fee Table” and “Fees.”
2 See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium
Bonus Option—Forfeiture.”
3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4 See “Purchase and Rights.”
5 See “Fees.”

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See “Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See “Fee Table” and “Fees.”

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

· If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option—Forfeiture” and
“Right to Cancel.”

· If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option—
Forfeiture” and “Death Benefit—Premium Bonus.”

· Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “Premium Bonus Option—Forfeiture” and “Withdrawals.”

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If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option—Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.
  Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states allow you more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances.
See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See
Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs ) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-
qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you.
You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Federal
Tax Considerations.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

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STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Separate Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees

Early Withdrawal Charge
(As a percentage of payments withdrawn.)

Years from Receipt
of Purchase Payment	Early Withdrawal Charge

Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Annual Maintenance Fee	$30.00[1]
Transfer Charge	$10.00[2]
Overnight Charge	$20.00[3]

1	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees –
Transaction Fees – Annual Maintenance Fee.”

2	We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Fees – Transaction Fees – Transfers” for additional information.

3	You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

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If You Do Not Elect the Premium Bonus Option

	All Account
	Years
Option Package I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

If You Elect the Premium Bonus Option

	Account Years	After the 7th
	1–7	Account Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

If You Elect the Premium Bonus Option and Invest in the GET Fund*

		After the 7th
	Account Years	Account
	1–7	Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%

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Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

*	The GET Fund guarantee charge applies during each five-year guarantee period to amounts invested in the GET
Fund investment option only. See “Investment Options — Variable Investment Options” for additional information. Effective June 21, 2007, no new series of the GET Fund are available.

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service	0.52%	2.00%
(12b-1) fees[1] , and other expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees –
Fund Expenses” for additional information.

Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000, in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period: *
1 year	3 years	5 years	10 years
$1,094	$1,693	$2,310	$3,972
2) If you annuitize at the end of the applicable time period: **
1 year	3 years	5 years	10 years
$394	$1,193	$2,010	$3,972
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$394	$1,193	$2,010	$3,972

*	This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.

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**	This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information

The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable)
charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.
Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see
“Fees – Fund Expenses” for more information.

Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-based charges. Complete information is available in the Statement of Additional Information.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

PURCHASE AND RIGHTS

How to Purchase
Please note that this contract is no longer available to purchase.

· Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

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· Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics – Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

· Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts.
Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date you apply for your account is 80. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages. The contract may not be available to all issue ages through all broker-dealers.

Your Rights Under the Contract

· Individual Contracts. You have all contract rights.
· Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.
· Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

·	One lump sum;
·	Periodic payments; or
·	Transfer or rollover from a pre-existing retirement plan or account.

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We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See
“Premium Bonus Option – Suitability.”

Purchase Payment Amounts.
The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option		Option		Option
	Package I		Package II		Package III
Minimum Initial
Purchase Payment	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than
$1,000,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

  The size and type of the prospective group, if any, to which the reduction would apply;
  The method and frequency of purchase payments to be made under the contract; and
  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received.
We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission.
If the application is rejected, the application and any purchase payments will be returned to you.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

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Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

Other Contracts. We and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same subaccounts. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that these are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation.
Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value. This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges. Consequently, the amount refunded could be less than the amount you paid into the contract. Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.
Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees – Reduction or
Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account Value.”

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

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· If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
· If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit – Premium
Bonus.”
· Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal
Date	Payment	Bonus	Value	Amount	Explanation
May 2, 2007	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase
					payment and we credit your account with
					a 4% ($4,000) premium bonus. Your
					beginning account value equals $104,000.
May 2, 2010	—	—	$120,000	$30,000	Assume that your account value grows to
					$120,000 over the next three years and
					you request a $30,000 withdrawal.
					$18,000 of that $30,000 will be subject to
					an early withdrawal charge ($30,000
					minus $12,000 (the 10% free withdrawal
					amount, see “Fees – Free Withdrawals”))
					and you would pay a $1,080 early
					withdrawal charge (6% of $18,000).
					Additionally, because $18,000 is 18% of
					the $100,000 purchase payment made in
					the first account year, 18% of your $4,000
					premium bonus, or $720, would be
					forfeited.*

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option
Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees – Free
Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option.
When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

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Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.
Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in “Contract
Overview—Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference
Room.

Certain funds are designated as “Master-Feeder” or “fund of funds.” Funds offered in a Master Feeder structure
(such as the American Funds) or fund of funds structure (such as Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The
GET Fund investment option may not be available under your Contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the
GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your
GET Fund investment on the maturity date is no less than its value as of the last day of the offering period.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series.
This notice will remind you that the maturity date is approaching and that you must choose other investment options for your
GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the ING USA Guaranteed Account (the “Guaranteed Account”) offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract.
The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the
Guaranteed Account prospectus. To obtain a copy of the Guaranteed Account prospectus, write to our Customer Service
Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, call (800) 366-0066, or access the SEC’s website
(http://www.sec.gov).

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Selecting Investment Options

· Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
· Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
· Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed
Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared—bought by more than one company
  Mixed—bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of
Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.
During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment.
Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by fax or telephone or, when available, electronically.

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Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-
timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our
Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

· Meets or exceeds our current definition of Excessive Trading, as defined below; or
· Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period
(hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-
trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
· Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING
Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic
Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be
Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

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If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive
Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of
Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading
Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our
Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading
Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

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Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. This includes recording calls on our toll-free telephone lines.
You are responsible for keeping your account information confidential. Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transaction (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview – Questions: Contacting the Company.” In certain states, purchase payments allocated to the
Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. Account rebalancing is subject to any fund purchase restrictions, however. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in
“Contract Overview – Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES

You may transfer from one option package to another.

·	Transfers must occur on an account anniversary.
·	A written request for the transfer must be received by us within 60 days of an account anniversary.
·	The following minimum account values need to be met on the date of transfer:

	Transfers to		Transfers to
	Option Package I		Option Packages II or III

Minimum
Account	Non-Qualified:	Qualified: $1,500	Non-Qualified:	Qualified: $1,500
Value	$15,000		$5,000

  You will receive a new contract schedule page upon transfer.
  Only one option package may be in effect at any time.

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Transfers to	Transfers to	Transfers to
Option Package I	Option Package II	Option Package III
Death Benefit[1] :	Death Benefit[1] :	Death Benefit[1] :
The sum of all purchase payments	· The sum of all purchase payments	· The sum of all purchase
made, adjusted for amounts	made, adjusted for amounts	payments made, adjusted for
withdrawn or applied to an income	withdrawn or applied to an income	amounts withdrawn or applied
phase payment option as of the claim	phase payment option as of the	to an income phase payment
date, will continue to be calculated	claim date, will continue to be	option as of the claim date, will
from the account effective date.	calculated from the account	continue to be calculated from
· The “step-up value” under Option	effective date.	the account effective date.
Packages II and III will terminate	· If transferring from Option Package	· If transferring from Option
on the new schedule effective date.	I, the “step-up value” will be	Package I, the “step-up value”
· The “roll-up value” under Option	calculated beginning on the new	will be calculated beginning on
Package III will terminate on the	schedule effective date.	the new schedule effective date.
new schedule effective date.	· If transferring from Option Package	· If transferring from Option
	III, the “step-up value” will continue	Package II, the “step-up value”
	to be calculated from the date	will continue to be calculated
	calculated under Option Package III.	from the date calculated under
	· The “roll-up value” under Option	Option Package II.
	Package III will terminate on the	· The “roll-up value” will be
	new schedule effective date.	calculated beginning on the new
schedule effective date.
Nursing Home Waiver[2] :	Nursing Home Waiver[2] :	Nursing Home Waiver[2] :
· The availability of the waiver of the	· If transferring from Option Package	· If transferring from Option
early withdrawal charge under the	I, the waiting period under the	Package I, the waiting period
Nursing Home Waiver will	Nursing Home Waiver will begin to	under the Nursing Home
terminate on the new schedule	be measured from the new schedule	Waiver will begin to be
effective date.	effective date.	measured from the new
	· If transferring from Option Package	schedule effective date.
	III, the waiting period will have	· If transferring from Option
	been satisfied on the new schedule	Package II, the waiting period
	effective date.	will have been satisfied on the
new schedule effective date.
Free Withdrawals[3] :	Free Withdrawals[3] :	Free Withdrawals[3] :
· If transferring from Option Package	· If transferring from Option Package	· The cumulative to 30%
III, any available free withdrawal	III, any available free withdrawal	available free withdrawal
amount in excess of 10% will be	amount in excess of 10% will be lost	amount will begin to be
lost as of the new schedule	as of the new schedule effective	calculated as of the new
effective date.	date.	schedule effective date.
[1] See “Death Benefit.”
[2] See “Fees—Nursing Home Waiver.”
[3] See “Fees—Free Withdrawals.”

FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

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Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules
(As a percentage of payments withdrawn.)

Years from Receipt of	Early
Purchase Payment	Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under
Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

· Used to provide income phase payments to you;
· Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
· Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
· Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);
· Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
· If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see
“Systematic Distribution Options”); or
· Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

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Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

· More than one account year has elapsed since the schedule effective date;
· The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in
Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
· The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two-
week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Overnight Fee.

You may elect to have a $20 overnight charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

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Option Package I	Option Package II	Option Package III
0.80%	1.10%	1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “The
Income Phase- Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

· The mortality risks are those risks associated with our promise to provide a death benefit and make lifetime income phase payments based on annuity rates specified in the contract.
· The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge.

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase. See “Premium Bonus Option — Premium Bonus Option
Charge.”

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

ING GET U.S. Core Portfolio Guarantee Charge. Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “Investment Options-Variable Investment Options.”

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REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

· The size and type of group to whom the contract is issued;
· The amount of expected purchase payments;
· A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
· The type and frequency of administrative and sales services provided; or
· The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.
The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fund Fee Information” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.

The revenue received by the company from affiliated funds may be deducted from fund assets and may include:

·	A share of the management fee;
·	Service fees;
·	For certain share classes, compensation paid from 12b-1 fees; and
·	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

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In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenues received by the company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

· Service fees;
· For certain share classes, compensation paid from 12b-1 fees; and
· Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2011, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2011, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See “Other Contract
Provisions – Selling the Contract.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0%
to 4%, depending upon the jurisdiction.

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When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Federal Tax
Considerations.”

YOUR ACCOUNT VALUE
During the accumulation phase your account value at any given time equals:
·	The current dollar value of amounts invested in the subaccounts; plus
·	The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at
4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of
1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

· The net assets of the fund held by the subaccount as of the current valuation; minus
· The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
· Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
· The total value of the subaccount’s units at the preceding valuation; minus
· A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is
$5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUV’s after the next close of business of the New
York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

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Step 1: You make an initial purchase payment of $5000. Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A
($3,000 divided by the current $10 AUV).
B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B
($2,000 divided by the current $20 AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order.
The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making A Withdrawal

·	Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed
Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.
(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

·	Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.
·	Properly complete a disbursement form and deliver it to our Customer Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New
York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal.

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We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reallocate your
GET amounts among other investment options in which you invested on a pro-rata basis. Previously, we would have reinstated
them in a GET Fund series that was then accepting deposits. However, since June 21, 2007, no new series of the GET Fund are available. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option
A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

· SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

· ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

· LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Federal Tax
Considerations.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or our Customer Service Center at the number listed in
“Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

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DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand: Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our
Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview—Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

		Option Package I		Option Package II		Option Package III
Death Benefit	The greater of:		The greatest of:		The greatest of:
on Death of	(1)	The sum of all purchase	(1)	The sum of all purchase	(1)	The sum of all purchase
the		payments, adjusted for		payments, adjusted for		payments, adjusted for
Annuitant:		amounts withdrawn or		amounts withdrawn or		amounts withdrawn or
		applied to an income		applied to an income		applied to an income phase
		phase payment option		phase payment option		payment option as of the
		as of the claim date; or		as of the claim date; or		claim date; or
	(2)	The account value* on	(2)	The account value* on	(2)	The account value* on the
		the claim date.		the claim date; or		claim date; or
			(3)	The “step-up value”*	(3)	The “step-up value”* (as
				(as described below) on		described below) on the
				the claim date.		claim date; or
					(4)	The “roll-up value”* (as
described below) on the
claim date.

SD Variable Annuity – 57218				26

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

· The account value; or
· The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

· The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
· The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-
up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as

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applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.
Unless the beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options, and the Company seeks to make a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.
For more information on required distributions under federal income tax laws, you should see “Required Distributions.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying the Customer Service Center.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/
annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;
(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and
(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the death benefit described above under
Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account)
who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:

· Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules). See “Federal Tax Considerations”;
· Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
· Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the
Tax Code minimum distribution rules.

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Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Federal Tax
Considerations.”

For Nonqualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;
(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or
(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “Federal Tax Considerations.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Federal Tax Considerations.”

(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above.
If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under
SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Federal Tax Considerations.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

· Payment start date;
· Income phase payment option (see the income phase payment options table in this section);
· Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

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  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any)
selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview—
Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer
Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or
(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

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If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted.

· If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees—Mortality and Expense Risk Charge.”

· There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “Fees—Administrative Expense
Charge.”

· If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees—Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer
Service Center. Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code.
Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

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Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.
Life Income—	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income—	Length of Payments: For as long as either annuitant lives. It is possible that only one payment
Two Lives	will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.
Life Income—	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives—	to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments	first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income— Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited	lump sum payment equal to the amount originally applied to the income phase payment option
availability—fixed	(less any applicable premium tax) and less the total amount of income payments paid.
payments only)
Life Income—Two	Length of Payments: For as long as either annuitant lives.
Lives—Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option	Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited	sum payment equal to the amount applied to the income phase payment option (less any
availability—fixed	applicable premium tax) and less the total amount of income payments paid.
payments only)

Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected
Guaranteed	the premium bonus option). In certain cases a lump-sum payment may be requested at any time
Payments	(see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

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FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis
(qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans that are intended to qualify for special income tax treatment under Sections 401,
408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be
“adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the
Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances,

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income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The
Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these
Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract”
(generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the
Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.
Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

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If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the
Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawalsor surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional
10% tax penalty. We are not
responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after
December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life.
Please consult your tax adviser before electing a partial
annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2012, your entire balance must be distributed by
August 31, 2017. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

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If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a
Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts

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with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.
However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.
Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.
Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-
free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.
Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another
Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section
403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

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The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k)
or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

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Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan; or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a
Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury
Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section
403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options)
from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension
Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a
403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually)
over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax
Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs
Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2012, your entire balance must be distributed to the designated beneficiary by December 31, 2017.
However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory
20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefit
The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death

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benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

Separate Account B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988.
It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate
Account B is a separate investment account used for our variable annuity contracts. We own all the assets in the Separate
Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. The subaccounts invest directly in the shares of a pre-assigned underlying fund. Each underlying fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by
Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contract.

Other variable annuity contracts invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your contract.

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The Company

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc.
(“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New
York and the District of Columbia.

Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the
Contract are solely the responsibility of ING USA.

Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING Investment Management Co.
LLC, portfolio managers of the ING Investors Trust and the investment managers of the ING Variable Insurance Trust, ING
Variable Products Trust and ING Variable Product Portfolios, respectively.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering (“IPO”) of the Company and its U.S.-based insurance and investment management affiliates.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company.
The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company’s financial position or result of operations.
It is the practice of the Company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue
Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the
Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed
Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

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The following selling firm is affiliated with the Company and has entered into a selling agreement with Directed Services LLC for the sale of our variable annuity contracts:

  ING Financial Partners, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services
LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of
Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

· Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

· Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

· Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

· Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

· Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

· Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses
(including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the
Contract.

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The following is a list of the top 25 selling firms that, during 2011, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	LPL Financial Corporation	14.	First Allied Securities Inc.
2.	Morgan Stanley Smith Barney LLC.	15.	Woodbury Financial Services Inc.
3.	ING Financial Partners Inc.	16.	Wells Fargo SEC, LLC
4.	Merrill Lynch, Pierce, Fenner & Smith, Incorporated	17.	SII Investments Inc.
5.	Wells Fargo Advisors, LLC	18.	Wells Fargo Advisors Financial Network, LLC
6.	Wells Fargo Advisors, LLC (Bank Channel)	19.	Commonwealth Financial Network Inc.
7.	UBS Financial Services Inc.	20.	Centaurus Financial Inc.
8.	Raymond James Financial Services Inc.	21.	Royal Alliance Assoc.
9.	National Planning Corporation	22.	PrimeVest Financial Services Inc.
10.	Multi-Financial Securities Corporation	23.	RBC Capital Markets Corporation
11.	Financial Network Investment Corporation	24.	Cambridge Investment Research Inc.
12.	Securities America Inc.	25.	Raymond James and Associates Inc.
13.	ING Financial Partners, Inc. CAREER

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

· On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

· When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

· During any other periods the SEC may by order permit for the protection of investors.

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The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the
SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions, the effect of which could be that a small number of contract owners decide the outcome of a vote. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

· During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
· During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our
Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal.
However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’
advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings that involve Separate Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class

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actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.
Directed Services LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of Separate Account B of ING USA Annuity and Life Insurance Company
Condensed Financial Information (Accumulation Unit Values)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the
Contracts offered under the prospectus. Send the form to our Customer Service Center at P.O. Box 9271, Des Moines,
Iowa 50306-9271.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE
ACCOUNT B, ING SMARTDESIGN VARIABLE ANNUITY 333-57218.

Please Print or Type:

Name

Street Address

City, State, Zip

04/30/2012

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APPENDIX I

ING USA Guaranteed Account

The ING USA Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed
Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or our Customer Service Center to learn:

· The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically.
Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account.
Guaranteed interest rates will never be less than an annual effective rate of 3%.

· The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term.
For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed
Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-
paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer
Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

· Market Value Adjustment (MVA)—as described in this appendix and in the Guaranteed Account prospectus;
· Tax penalties and/or tax withholding—see “Federal Tax Considerations”;
· Early withdrawal charge—see “Fees”; or
· Maintenance fee—see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option – Forfeiture” and “Withdrawals”
sections of the contract prospectus.

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Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed
Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed
Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed
Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date
(“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a)
transferred to a new guaranteed term; (b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

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Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract.
However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed
Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and
(4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the
Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. Directed Services LLC is principal underwriter and distributor of the contract. Directed Services LLC enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the Financial
Industry Regulatory Authority (FINRA). From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

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APPENDIX II

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by
ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account.
Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest
Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 30, 2012.
The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service
Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest
Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the
Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix, plus any Fixed Interest Allocation that is available.
You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “fund of funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

The following table reflects a name change.

Fund Name Change
Former Fund Name	Current Fund Name
ING Baron Small Cap Growth Portfolio	ING Baron Growth Portfolio

SD Variable Annuity - 57218

III-1

Fund Name and
Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund	Seeks to provide high total return through a fully managed investment policy utilizing U.S. and foreign equity, debt and money market
Investment Adviser: BlackRock Advisors, LLC	instruments, the combination of which will be varied from time to time
Investment Subadviser: BlackRock Investment	both with respect to types of securities and markets in response to
Management, LLC; BlackRock International Limited	changing market and economic trends.

ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds Bond Portfolio	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds Global Growth and Income	Seeks to provide you with long-term growth of capital while providing
Portfolio	current income.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds International Growth and Income	Seeks to provide you with long-term growth of capital while providing
Portfolio	current income.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds International Portfolio	Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Asset Allocation Committee

SD Variable Annuity - 57218

III-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Advisors, LLC

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Financial
Management Inc.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING DFA World Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING EURO STOXX 50® Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the EURO STOXX 50® Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

SD Variable Annuity - 57218

III-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the FTSE 100 Index®.
Investment Subadviser: ING Investment Management
Co. LLC

ING Global Resources Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Growth and Income Portfolio	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common
Investment Adviser: ING Investments, LLC	stocks. It is anticipated that capital appreciation and investment income
Investment Subadviser: ING Investment Management	will both be major factors in achieving total return.
Co. LLC

ING Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Hang Seng Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk. The
Portfolio seeks its objective through investments in a diversified
Investment Adviser: ING Investments, LLC	portfolio consisting primarily of debt securities. It is anticipated that
Investment Subadviser: ING Investment Management	capital appreciation and investment income will both be major factors in
Co. LLC	achieving total return.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a
Investment Adviser: ING Investments, LLC	widely accepted International Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

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III-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Invesco Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Japan TOPIX Index® Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Tokyo Stock Price Index®.
Investment Subadviser: ING Investment Management
Co. LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Large Cap Value Portfolio	Seeks growth of capital and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

SD Variable Annuity - 57218

III-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital
Investment Adviser: Directed Services LLC	and secondarily, seeks reasonable opportunity for growth of capital and
Investment Subadviser: Massachusetts Financial	income.
Services Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Oppenheimer Active Allocation Portfolio	Seeks long-term growth of capital with a secondary objective of current income.
Investment Adviser: ING Investments, LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

SD Variable Annuity - 57218

III-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other
Investment Adviser: Directed Services LLC	ING Retirement Portfolios.
Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater
Investment Adviser: Directed Services LLC	than that of ING Retirement Moderate Growth Portfolio.
Asset Allocation Committee

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater
Investment Adviser: Directed Services LLC	than that of ING Retirement Moderate Portfolio but less than that of ING
Asset Allocation Committee	Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater
Investment Adviser: Directed Services LLC	than that of ING Retirement Conservative Portfolio but less than that of
Asset Allocation Committee	ING Retirement Moderate Growth Portfolio.

ING Russell™ Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Top 200® Growth Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: ING Investments, LLC	Russell Top 200® Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Russell™ Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Top 200® Value Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Russell™ Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Midcap® Growth Index.
Investment Subadviser: ING Investment Management
Co. LLC

SD Variable Annuity - 57218

III-7

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: ING Investments, LLC	Russell Midcap® Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: ING Investments, LLC	Russell 2000® Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market
Investment Adviser: ING Investments, LLC	capitalizations.
Investment Subadviser: ING Investment Management
Co. LLC

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: ING Investments, LLC	Barclays Capital U.S. Aggregate Bond Index.
Investment Subadviser: ING Investment Management
Co. LLC

SD Variable Annuity - 57218

III-8

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price and yield
Portfolio*	performance, (before fees and expenses) of the WisdomTreeSM Global
High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

* WisdomTreeSM is a servicemark of WisdomTree
Investments

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the product.

The Hang Seng Index (the “Index”) is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Hang Seng Index are proprietary to Hang Seng Data
Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management Co. LLC in connection with ING Hang
Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES COMPANY LIMITED NOR HANG SENG
DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR GUARANTEES TO ANY BROKER OR HOLDER OF
THE PRODUCT OR ANY OTHER PERSON: (i) THE ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND
ITS COMPUTATION OR ANY INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR
ANY PURPOSE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE
RESULTS WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY
COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR REPRESENTATION
OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY
HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (i) IN RESPECT OF THE
USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENTS, LLC AND ING INVESTMENT
MANAGEMENT CO. LLC IN CONNECTION WITH THE PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS,
MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX;
OR (iii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY
INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY
ANY OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR
INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON
DEALINGWITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR
LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR
HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng
Data Services Limited. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data
Services Limited and must not be construed to have created such relationship.

SD Variable Annuity - 57218

III-9

APPENDIX IV

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2011 including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial
Information. Portfolio name changes after December 31, 2011 are not reflected in the following information. Complete information is available in the SAI.
Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2011, including portfolio names. Portfolio name changes after December 31, 2011 are not reflected in the following information.

Separate Account Annual Charges of 0.95%

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.44	$9.61	$8.02	$10.31
Value at end of period	$9.97	$10.44	$9.61	$8.02
Number of accumulation units outstanding at end of period	280,582	281,015	289,884	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40	$10.15
Value at end of period	$13.34	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	19,244	28,803	29,230	27,505	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$16.49	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Value at end of period	$15.88	$16.49	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71
Number of accumulation units outstanding at end of period	619,146	741,477	825,559	867,530	908,267	905,470	713,743	551,666	327,190	86,387
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Value at end of period	$11.53	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89
Number of accumulation units outstanding at end of period	285,227	293,761	347,831	401,729	429,511	420,104	514,374	519,515	308,618	137,711
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.77	$8.81	$7.21	$10.16
Value at end of period	$9.76	$9.77	$8.81	$7.21
Number of accumulation units outstanding at end of period	48,126	31,953	44,294	6,595
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.55	$10.04	$9.04	$10.14
Value at end of period	$11.04	$10.55	$10.04	$9.04
Number of accumulation units outstanding at end of period	180,493	222,517	163,350	44,947

SDVA

IV-1

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.28
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	32,538
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.60	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$13.77	$14.60	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	853,063	1,093,288	1,164,673	1,160,067	1,132,944	1,117,857	946,920	479,213	67,367
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.09
Value at end of period	$8.85
Number of accumulation units outstanding at end of period	4,348
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$16.35	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	450,844	597,878	629,054	627,231	637,013	593,924	533,978	313,605	40,608
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.66	$13.13	$10.69
Value at end of period	$13.67	$14.66	$13.13
Number of accumulation units outstanding at end of period	30,032	27,911	4,071
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$14.86	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$11.51	$14.86	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	209,744	251,364	295,437	329,488	359,311	317,079	228,564	150,528	37,732	3,926
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.34	$9.18	$7.79	$10.97	$10.51	$10.01
Value at end of period	$10.08	$10.34	$9.18	$7.79	$10.97	$10.51
Number of accumulation units outstanding at end of period	51,346	40,273	37,426	44,100	63,472	96,281
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04	$10.00
Value at end of period	$13.09	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	177,965	203,769	230,323	193,360	205,623	141,657	72,996
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$12.18	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	69,218	95,761	85,779	133,789	118,427	136,843	144,971	33,385
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.10	$10.62	$9.94
Value at end of period	$12.31	$11.10	$10.62
Number of accumulation units outstanding at end of period	373,284	297,809	160,538

SDVA

IV-2

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67	$10.62
Value at end of period	$11.16	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	87,008	75,399	107,232	191,117	164,463	171,116	117,504
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.54	$9.86	$6.52	$9.99
Value at end of period	$10.22	$11.54	$9.86	$6.52
Number of accumulation units outstanding at end of period	46,408	54,469	38,668	18,329
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.08	$9.65	$7.30	$12.55	$13.67	$10.87
Value at end of period	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	40,440	51,721	74,367	71,878	44,959	48,430
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$20.20	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	79,159	101,978	117,506	113,525	115,394	126,148	119,731	27,720
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.29	$8.30	$6.72	$10.29	$10.08	$10.05
Value at end of period	$9.92	$10.29	$8.30	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	74,976	86,773	110,539	149,933	127,183	77,168
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.05	$9.05	$6.95	$11.54	$11.18	$10.26
Value at end of period	$9.49	$10.05	$9.05	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	125,852	177,200	179,609	158,615	112,120	53,296
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.02	$7.29	$6.04	$10.18
Value at end of period	$8.11	$9.02	$7.29	$6.04
Number of accumulation units outstanding at end of period	11,164	23,032	544	434
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.36
Value at end of period	$7.24
Number of accumulation units outstanding at end of period	1,069
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05	$9.96
Value at end of period	$14.12	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	125,183	191,885	167,288	171,019	187,448	128,496	26,655
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.42	$10.21	$7.81	$11.14	$10.96	$10.02
Value at end of period	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	516,178	484,267	557,839	433,035	335,395	172,105

SDVA

IV-3

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.18	$9.21	$7.35	$11.92	$12.48
Value at end of period	$10.00	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	164,540	190,772	202,810	204,722	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.69	$7.92	$6.14	$9.64	$10.14
Value at end of period	$8.50	$8.69	$7.92	$6.14	$9.64
Number of accumulation units outstanding at end of period	72,451	80,827	77,286	69,684	62,482
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$11.91
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	1,712
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.96
Value at end of period	$8.90
Number of accumulation units outstanding at end of period	40,755
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42	$9.56
Value at end of period	$18.39	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	82,785	110,861	149,093	127,955	96,378	59,314	38,316
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.91	$7.90	$6.13	$9.66
Value at end of period	$8.78	$8.91	$7.90	$6.13
Number of accumulation units outstanding at end of period	1,347,168	1,657,053	1,371,537	1,055,301
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.61
Number of accumulation units outstanding at end of period	989,685
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.85	$13.00	$10.19
Value at end of period	$11.19	$13.85	$13.00
Number of accumulation units outstanding at end of period	13,426	21,460	12,052
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Value at end of period	$10.18	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28
Number of accumulation units outstanding at end of period	1,740,140	2,357,494	2,858,096	1,834,630	1,639,937	397,879	407,086	418,924	334,015	141,983
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Value at end of period	$15.17	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61
Number of accumulation units outstanding at end of period	272,217	337,984	370,245	344,429	393,916	470,325	530,496	517,452	312,714	133,786
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Value at end of period	$15.02	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67
Number of accumulation units outstanding at end of period	201,065	245,499	277,071	259,992	285,715	328,082	388,229	336,053	212,622	97,304

SDVA

IV-4

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13	$10.04
Value at end of period	$12.54	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	2,709,064	2,931,067	2,146,877	1,471,381	359,648	249,344	99,176
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.19	$7.68	$6.09	$10.26
Value at end of period	$7.10	$8.19	$7.68	$6.09
Number of accumulation units outstanding at end of period	78,415	100,627	95,951	809
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$12.47	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	168,304	182,257	190,918	211,587	224,752	248,492	218,865	160,272	84,810	6,160
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89	$10.32
Value at end of period	$12.35	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	146,043	218,839	222,057	229,290	118,769	85,406	56,402
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15	$10.10
Value at end of period	$11.58	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	112,871	141,502	167,879	180,062	148,515	99,858	45,311
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.11	$10.73
Value at end of period	$9.49	$11.11
Number of accumulation units outstanding at end of period	2,206	753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77	$10.28
Value at end of period	$20.10	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	113,488	108,658	140,300	134,627	135,439	102,809	38,991
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$18.02	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	72,812	88,208	73,106	72,668	88,982	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$16.18	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	95,306	108,636	104,806	100,668	113,966	122,935	109,313	85,598	30,406	2,395
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$14.54	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	93,344	87,878	83,827	45,525	48,061	54,505	56,706	12,323
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	27,518

SDVA

IV-5

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Value at end of period	$18.25	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86
Number of accumulation units outstanding at end of period	973,775	1,126,651	1,483,805	1,679,566	818,125	379,225	191,796	298,469	174,559	125,682
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$12.45	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	119,730	138,656	155,590	160,660	172,542	131,122	67,535	28,440
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Value at end of period	$29.08	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96
Number of accumulation units outstanding at end of period	233,761	276,559	315,851	338,065	410,842	426,361	436,951	288,602	208,270	100,967
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.05
Value at end of period	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	183,193	189,668	193,722	160,649	158,121	112,423	62,951
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.68	$9.07	$6.50	$10.06
Value at end of period	$11.48	$11.68	$9.07	$6.50
Number of accumulation units outstanding at end of period	50,935	45,572	26,357	13,767
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68	$10.23
Value at end of period	$15.36	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	123,663	126,725	122,253	96,721	98,965	93,100	28,115
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.66	$12.98	$11.24
Value at end of period	$13.87	$14.66	$12.98
Number of accumulation units outstanding at end of period	2,735	556	628
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	88,892	102,493	111,643	108,588	119,469	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$14.46	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	135,351	150,292	170,424	176,836	168,973	139,169	54,637	46,615	29,810	1,482
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$16.39	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	364,931	376,570	353,313	372,409	449,307	476,338	449,334	447,490
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Value at end of period	$20.58	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19
Number of accumulation units outstanding at end of period	1,180,256	1,704,867	1,580,125	1,356,952	862,232	725,870	673,582	530,901	367,672	161,644

SDVA

IV-6

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01	$10.23
Value at end of period	$11.43	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	28,145	33,526	43,069	46,213	70,706	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.19	$10.44	$8.42	$12.71	$12.16	$10.93	$9.96
Value at end of period	$11.47	$12.19	$10.44	$8.42	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	129,346	160,008	186,703	181,447	124,288	52,429	38,742
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.89	$8.32	$8.25
Value at end of period	$9.26	$8.89	$8.32
Number of accumulation units outstanding at end of period	176,878	168,328	95,905
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.37	$9.38	$9.22
Value at end of period	$10.15	$10.37	$9.38
Number of accumulation units outstanding at end of period	893,603	1,016,411	1,279,078
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.60	$9.64	$9.50
Value at end of period	$10.51	$10.60	$9.64
Number of accumulation units outstanding at end of period	771,776	964,989	985,236
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.71	$9.87	$9.75
Value at end of period	$10.83	$10.71	$9.87
Number of accumulation units outstanding at end of period	636,798	747,161	961,001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.18	$12.73	$10.71
Value at end of period	$14.60	$14.18	$12.73
Number of accumulation units outstanding at end of period	104,863	132,523	150,545
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.14	$8.24	$6.73	$10.32
Value at end of period	$9.24	$9.14	$8.24	$6.73
Number of accumulation units outstanding at end of period	100,183	142,525	142,141	123,949
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.82	$12.55	$10.65
Value at end of period	$13.76	$13.82	$12.55
Number of accumulation units outstanding at end of period	144,063	177,815	188,487
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.25	$13.04	$11.58
Value at end of period	$15.75	$16.25	$13.04
Number of accumulation units outstanding at end of period	27,576	30,837	32,327

SDVA

IV-7

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.53	$8.51	$6.15	$9.39
Value at end of period	$10.22	$10.53	$8.51	$6.15
Number of accumulation units outstanding at end of period	26,043	29,846	15,954	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.93	$8.76	$6.99	$10.26
Value at end of period	$10.38	$10.93	$8.76	$6.99
Number of accumulation units outstanding at end of period	58,532	48,465	27,755	23,673
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02	$11.06
Value at end of period	$15.90	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	4,258	4,833	5,413	3,750	4,235	4,419	155
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.10	$9.04	$7.17	$10.18
Value at end of period	$10.70	$11.10	$9.04	$7.17
Number of accumulation units outstanding at end of period	53,688	67,550	67,630	57,125
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04	$10.18
Value at end of period	$14.13	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	629,363	810,221	851,174	769,031	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$12.26	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	251,736	289,462	303,468	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.50	$8.23	$5.83	$10.21	$10.02
Value at end of period	$9.29	$9.50	$8.23	$5.83	$10.21
Number of accumulation units outstanding at end of period	39,287	47,779	31,553	18,101	35,104
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45	$10.06
Value at end of period	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	74,481	88,304	97,947	105,954	97,500	154,055	49,031
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.58	$9.83	$7.53	$12.80	$11.22	$9.31
Value at end of period	$9.20	$10.58	$9.83	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	127,250	150,285	146,123	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53	$10.49
Value at end of period	$11.03	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	106,558	113,661	119,983	110,702	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$10.23	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Value at end of period	$8.80	$10.23	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18
Number of accumulation units outstanding at end of period	14,285	21,564	21,519	19,978	25,001	31,611	32,891	38,704	40,717	24,403

SDVA		IV-8

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.22	$10.70	$10.24	$9.94
Value at end of period	$11.89	$11.22	$10.70	$10.24
Number of accumulation units outstanding at end of period	122,319	118,891	112,347	33,796
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.87	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21	$10.02
Value at end of period	$11.44	$11.87	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	3,829	4,304	6,193	8,205	12,654	47,595	9,595	4,949
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.15	$7.77	$6.04	$8.94
Value at end of period	$7.76	$8.15	$7.77	$6.04
Number of accumulation units outstanding at end of period	11,011	10,610	18,059	2,749
INVESCO V.I. LEISURE FUND
Value at beginning of period	$12.88	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$12.27	$12.88	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	8,721	15,907	15,494	11,818	12,345	16,278	26,508	13,783	7,507	749
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$8.89	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	5,310	3,461	1,298	2,122	4,256	6,030	4,857	5,731	1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$8.95	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	10,578	8,096	5,465	8,225	8,954	10,395	10,342	11,091	7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$3.21	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	42,486	52,573	35,221	38,392	40,425	53,562	51,285	35,487	16,785

Separate Account Annual Charges of 1.90%

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.17	$9.44	$7.96	$9.62
Value at end of period	$9.61	$10.17	$9.44	$7.96
Number of accumulation units outstanding at end of period	12,176	12,692	24,268	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32	$10.19
Value at end of period	$12.51	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	0	0	1,239	7,125	10,744	11,104	11,597

SDVA

IV-9

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$15.05	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Value at end of period	$14.35	$15.05	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59
Number of accumulation units outstanding at end of period	8,741	20,770	63,550	112,124	167,342	165,314	155,560	117,473	73,653	26,329
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Value at end of period	$10.42	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78
Number of accumulation units outstanding at end of period	4,003	17,511	43,756	122,027	147,298	133,068	139,709	3,034,707	1,794,730	24,657
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.52	$8.67	$7.16	$9.92
Value at end of period	$9.42	$9.52	$8.67	$7.16
Number of accumulation units outstanding at end of period	0	0	1,019	126
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.27	$9.87	$8.97	$10.13
Value at end of period	$10.65	$10.27	$9.87	$8.97
Number of accumulation units outstanding at end of period	0	31,616	56,479	57,287
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.60	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$12.70	$13.60	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	24,531	71,213	156,771	315,600	378,379	365,547	361,680	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$15.09	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	14,184	35,614	87,804	137,719	186,510	174,458	156,496	3,432,847	564,361
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.42	$13.04	$11.45
Value at end of period	$13.31	$14.42	$13.04
Number of accumulation units outstanding at end of period	0	0	553
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$13.67	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$10.48	$13.67	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	1,686	8,924	31,711	51,840	77,444	74,000	53,936	3,062,604	582,823	2,717
ING BALANCED PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$9.89	$8.86	$7.59	$10.79	$10.44	$10.01
Value at end of period	$9.54	$9.89	$8.86	$7.59	$10.79	$10.44
Number of accumulation units outstanding at end of period	0	19,122	22,495	24,621	29,770	34,865
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97	$10.42
Value at end of period	$12.27	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	9,306	2,304	12,738	54,352	53,674	15,523	17,235
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$11.31	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	1,310	6,985	19,291	64,844	65,076	71,746	69,489	592,804

SDVA

IV-10

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.91	$10.55	$9.97
Value at end of period	$11.99	$10.91	$10.55
Number of accumulation units outstanding at end of period	8,848	9,366	13,288
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59	$11.18
Value at end of period	$10.46	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	708	5,590	17,922	28,574	37,675	47,308	44,540
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.24	$9.70	$6.48	$9.99
Value at end of period	$9.86	$11.24	$9.70	$6.48
Number of accumulation units outstanding at end of period	1,533	3,437	4,612	3,252
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.60	$9.31	$7.11	$12.35	$13.58	$11.42
Value at end of period	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	0	283	2,911	8,882	13,622	13,045
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$18.76	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	543	1,208	8,509	20,724	46,503	61,826	41,575	1,760,569
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.84	$8.01	$6.54	$10.12	$10.02	$10.19
Value at end of period	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	27	139	865	4,994	4,112	5,452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.57	$8.70	$6.74	$11.31	$11.07	$9.96
Value at end of period	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	0	5,455	10,587	19,769	21,550	18,010
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.78	$7.17	$6.00	$8.86
Value at end of period	$7.82	$8.78	$7.17	$6.00
Number of accumulation units outstanding at end of period	0	0	0	171
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97	$11.08
Value at end of period	$13.24	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	1,649	3,603	31,150	57,885	62,177	32,111	22,982
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.92	$9.85	$7.61	$10.96	$10.89	$9.98
Value at end of period	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	8,734	18,797	26,341	81,432	106,851	42,469

SDVA

IV-11

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.82	$8.97	$7.23	$11.85	$12.70
Value at end of period	$9.56	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	0	5,200	23,366	68,923	70,039
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.39	$7.72	$6.04	$9.57	$10.09
Value at end of period	$8.12	$8.39	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	0	2,518	9,173	34,671	33,974
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.43
Value at end of period	$8.82
Number of accumulation units outstanding at end of period	663
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33	$10.22
Value at end of period	$17.24	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	3,727	4,139	14,729	38,394	43,464	47,838	14,432
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.64	$7.74	$6.07	$9.26
Value at end of period	$8.43	$8.64	$7.74	$6.07
Number of accumulation units outstanding at end of period	1,133	14,898	365,489	539,831
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.52
Number of accumulation units outstanding at end of period	27,476
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.62	$12.92	$10.80
Value at end of period	$10.90	$13.62	$12.92
Number of accumulation units outstanding at end of period	0	207	39
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Value at end of period	$9.20	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18
Number of accumulation units outstanding at end of period	14,559	26,700	267,105	1,162,616	1,006,831	121,893	127,326	1,954,792	957,662	26,792
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Value at end of period	$13.72	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49
Number of accumulation units outstanding at end of period	4,266	37,177	81,040	129,754	170,272	204,576	215,751	770,708	113,912	97,941
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Value at end of period	$13.58	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55
Number of accumulation units outstanding at end of period	1,922	21,895	64,677	104,324	153,572	172,412	176,453	711,336	101,972	69,821
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06	$10.03
Value at end of period	$11.75	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	1,592	132,398	752,666	780,147	105,617	68,813	38,902

SDVA

IV-12

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$7.98	$7.55	$6.36
Value at end of period	$6.85	$7.98	$7.55
Number of accumulation units outstanding at end of period	0	954	27,336
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$11.36	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	945	6,991	22,655	39,124	57,070	95,691	98,322	177,317	54,491	2,102
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82	$10.48
Value at end of period	$11.58	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	334	1,184	12,316	33,284	21,895	15,076	28,433
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07	$10.68
Value at end of period	$10.86	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	1,194	9,551	25,385	36,970	41,623	38,660	18,860
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68	$10.34
Value at end of period	$18.84	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	6,952	9,123	18,896	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$16.42	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	1,859	8,479	22,817	37,233	53,606	120,976	141,544	143,912	82,437	2,029
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	1,522	3,714	14,494	53,162	67,737	70,056	83,207	2,099,655	1,006,794	2,735
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	796	423	4,747	3,277	8,614	10,224	12,100	45,863
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.04
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	143
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Value at end of period	$14.63	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70
Number of accumulation units outstanding at end of period	25,964	77,354	229,816	701,838	517,187	423,630	301,712	5,864,378	5,938,918	130,083
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$11.56	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	830	5,310	8,390	14,633	16,444	12,344	10,443	5,851,107

SDVA

IV-13

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Value at end of period	$24.63	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44
Number of accumulation units outstanding at end of period	10,489	27,916	51,059	105,511	159,237	167,405	157,559	6,519,914	5,686,198	58,555
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36	$10.15
Value at end of period	$16.87	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	1,869	6,345	16,107	41,108	45,911	43,360	31,643
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.38	$8.93	$6.45	$10.05
Value at end of period	$11.08	$11.38	$8.93	$6.45
Number of accumulation units outstanding at end of period	1,927	2,528	2,471	3,230
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61	$10.19
Value at end of period	$14.40	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	0	1,479	8,253	26,935	42,628	35,898	19,921
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.41	$12.89	$10.67
Value at end of period	$13.52	$14.41	$12.89
Number of accumulation units outstanding at end of period	0	1,053	1,053
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	0	5,683	22,899	44,624	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$13.17	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	932	932	5,829	11,592	16,883	14,129	7,670	19,568	16,760	193
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	3,763	32,939	78,581	139,311	198,252	204,294	182,920	8,122,576
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Value at end of period	$17.43	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18
Number of accumulation units outstanding at end of period	13,274	62,865	203,467	266,687	240,250	188,700	191,646	6,098,052	5,824,732	280,008
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94	$10.77
Value at end of period	$10.72	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	512	2,364	7,846	19,744	24,688	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.54	$9.98	$8.13	$12.39	$11.97	$10.86	$10.47
Value at end of period	$10.76	$11.54	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	171	571	16,771	101,456	101,887	21,668	13,303

SDVA

IV-14

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.79	$8.31	$8.25
Value at end of period	$9.07	$8.79	$8.31
Number of accumulation units outstanding at end of period	7,029	8,138	5,518
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.25	$9.36	$9.21
Value at end of period	$9.93	$10.25	$9.36
Number of accumulation units outstanding at end of period	32,438	67,771	97,900
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.48	$9.62	$9.49
Value at end of period	$10.29	$10.48	$9.62
Number of accumulation units outstanding at end of period	8,114	58,654	120,945
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.58	$9.85	$9.75
Value at end of period	$10.61	$10.58	$9.85
Number of accumulation units outstanding at end of period	10,266	96,198	150,309
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.95	$12.64	$10.83
Value at end of period	$14.22	$13.95	$12.64
Number of accumulation units outstanding at end of period	2,298	30,002	50,632
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.90	$8.10	$6.90
Value at end of period	$8.92	$8.90	$8.10
Number of accumulation units outstanding at end of period	5,750	11,243	23,682
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.59	$12.46	$10.63
Value at end of period	$13.41	$13.59	$12.46
Number of accumulation units outstanding at end of period	1,277	17,824	45,844
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.99	$12.95	$11.55
Value at end of period	$15.34	$15.99	$12.95
Number of accumulation units outstanding at end of period	0	293	1,435
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.26	$8.37	$6.11	$8.61
Value at end of period	$9.85	$10.26	$8.37	$6.11
Number of accumulation units outstanding at end of period	0	2,074	5,389	303
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.65	$8.61	$6.94	$10.31
Value at end of period	$10.01	$10.65	$8.61	$6.94
Number of accumulation units outstanding at end of period	0	1,204	3,997	6,375

SDVA

IV-15

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94	$11.12
Value at end of period	$14.90	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	0	0	330	883	975	2,134	1,178
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.82	$8.89	$7.12	$9.54
Value at end of period	$10.33	$10.82	$8.89	$7.12
Number of accumulation units outstanding at end of period	0	269	269	1,880
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96	$10.05
Value at end of period	$13.25	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	4,018	6,332	61,718	153,663	193,477	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$11.38	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	3,249	5,310	21,599	50,205	75,180	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.17	$8.02	$5.73	$10.14	$10.30
Value at end of period	$8.88	$9.17	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	1,159	2,205	3,578	1,263	576
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37	$10.31
Value at end of period	$11.43	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	2,201	4,915	14,353	26,068	29,695	27,358	27,718
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.11	$9.49	$7.34	$12.60	$11.15	$9.61
Value at end of period	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	2,312	7,421	21,983	37,621	16,971	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46	$10.28
Value at end of period	$10.34	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	0	0	4,561	13,985	25,283	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.33	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Value at end of period	$7.95	$9.33	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09
Number of accumulation units outstanding at end of period	0	3,273	15,748	27,003	35,639	43,384	51,164	52,656	57,505	27,828
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.93	$10.52	$10.16	$9.96
Value at end of period	$11.47	$10.93	$10.52	$10.16
Number of accumulation units outstanding at end of period	1,140	4,501	8,500	7,903
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.13	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13	$10.01
Value at end of period	$10.62	$11.13	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	0	374	634	634	2,055	1,795	2,950	2,964

SDVA		IV-16

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO V.I. LEISURE FUND
Value at beginning of period	$11.85	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$11.17	$11.85	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	0	0	3,413	3,826	3,829	6,541	6,543	668,459	510,398	0
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	0	0	178	564	565	9,584	22,904	1,940,698	1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$8.07	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	0	626	1,106	6,107	5,976	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	1,628	10,865	19,533	25,041	32,867	37,896	35,267	1,007,799	812,145

SDVA

IV-17

PART B

Statement of Additional Information

ING SMARTDESIGN VARIABLE ANNUITY

Deferred Combination Variable and Fixed Annuity Contract

Issued by
SEPARATE ACCOUNT B

of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines,
Iowa 50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

April 30, 2012

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s financial statements appear in the Statement of Additional Information.

ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING
USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Experts
The statements of assets and liabilities of Separate Account B as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2011, 2010 and 2009 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated
$218,345,765, $219,973,598 and $275,329,257, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

1

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. However effective
January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas ING USA now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was
$143,404,615, $146,897,323 and $123,231,239 for the years ended 2011, 2010 and 2009, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI following the financial statements of the separate account.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX) EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

2

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the ING Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the ING Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the
Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-
day period, after subtracting fees and expenses accrued during the period, assuming the selection of the
Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the ING Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

3

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

Financial Statements of ING USA Annuity and Life Insurance Company

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Balance Sheets as of December 31, 2011 and 2010
Statements of Operations for the years ended December 31, 2011, 2010, and 2009
Statements of Comprehensive Income for the years ended December 31, 2011, 2010, and 2009
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2011, 2010, and 2009
Statements of Cash Flows for the years ended December 31, 2011, 2010, and 2009
Notes to Financial Statements

Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2011
Statements of Operations for the year ended December 31, 2011
Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
Notes to Financial Statements

Condensed Financial Information (Accumulation Unit Values)

5

ING USA Annuity and Life Insurance Company
Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Balance Sheets as of December 31, 2011 and 2010	C-3
Statements of Operations for the years ended
December 31, 2011, 2010, and 2009	C-5
Statements of Comprehensive Income for the years ended
December 31, 2011, 2010, and 2009	C-6
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2011, 2010, and 2009	C-7
Statements of Cash Flows for the years ended
December 31, 2011, 2010, and 2009	C-8
Notes to Financial Statements	C-10

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance
Company as of December 31, 2011 and 2010, and the related statements of operations, comprehensive income, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company at December 31, 2011
and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia March 27, 2012

C-2

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $20,062.4 at 2011 and $20,237.9 at 2010)	$ 21,345.7	$ 20,917.5
Fixed maturities at fair value using the fair value option	335.0	237.7
Equity securities, available-for-sale, at fair value
(cost of $26.7 at 2011 and $59.2 at 2010)	27.7	66.1
Short-term investments	2,397.0	939.2
Mortgage loans on real estate	3,137.3	2,967.9
Policy loans	112.0	122.1
Loan - Dutch State obligation	658.2	843.9
Limited partnerships/corporations	305.4	295.8
Derivatives	1,670.7	293.1
Other investments	82.2	82.1
Securities pledged (amortized cost of $965.0 at 2011
and $886.6 at 2010)	1,012.8	889.4
Total investments	31,084.0	27,654.8
Cash and cash equivalents	121.2	71.5
Short-term investments under securities loan agreement,
including collateral delivered	248.3	145.1
Accrued investment income	233.3	233.4
Receivable for securities sold	32.4	16.9
Premium receivable	28.2	38.0
Deposits and reinsurance recoverable	4,068.1	3,481.4
Deferred policy acquisition costs, Value of business acquired,
and Sales inducements to contract owners	3,974.9	3,889.0
Short-term loan to affiliate	535.9	593.6
Due from affiliates	363.5	90.5
Current income taxes recoverable from Parent	204.0	-
Other assets	385.8	422.3
Assets held in separate accounts	39,356.9	44,413.3
Total assets	$ 80,636.5	$ 81,049.8

The accompanying notes are an integral part of these financial statements

C-3

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 27,970.2	$ 27,137.3
Payable for securities purchased	0.4	3.1
Payables under securities loan agreement,
including collateral held	1,069.4	203.0
Long-term debt	435.0	435.0
Due to affiliates	128.9	120.3
Funds held under reinsurance treaties with affiliates	5,456.4	3,498.2
Current income taxes payable to Parent	-	79.2
Deferred income taxes	418.9	181.0
Other liabilities	814.4	744.2
Liabilities related to separate accounts	39,356.9	44,413.3
Total liabilities	75,650.5	76,814.6

Shareholder's equity:
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	5,971.6	5,921.7
Accumulated other comprehensive income (loss)	435.2	132.3
Retained earnings (deficit)	(1,423.3)	(1,821.3)
Total shareholder's equity	4,986.0	4,235.2
Total liabilities and shareholder's equity	$ 80,636.5	$ 81,049.8

The accompanying notes are an integral part of these financial statements

C-4

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations

(In millions)

	Years Ended December 31,
	2011	2010	2009
Revenues:
Net investment income	$ 1,409.3	$ 1,356.4	$ 1,412.4
Fee income	1,079.4	1,091.3	943.2
Premiums	456.2	280.6	786.1
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(201.5)	(300.1)	(538.9)
Portion of other-than-temporary impairment losses
recognized in Other comprehensive income (loss)	21.1	105.7	49.3
Net other-than-temporary impairments recognized in earnings	(180.4)	(194.4)	(489.6)
Other net realized capital gains (losses)	922.5	(611.3)	(2,007.5)
Total net realized capital gains (losses)	742.1	(805.7)	(2,497.1)
Other income	0.7	-	0.9
Total revenues	3,687.7	1,922.6	645.5
Benefits and expenses:
Interest credited and other benefits to contract owners	3,044.9	985.0	682.4
Operating expenses	437.1	428.4	386.1
Net amortization of deferred policy acquisition
costs and value of business acquired	(236.5)	411.6	(362.2)
Interest expense	31.7	32.1	32.9
Other expense	11.4	39.3	39.6
Total benefits and expenses	3,288.6	1,896.4	778.8
Income (loss) before income taxes	399.1	26.2	(133.3)
Income tax expense (benefit)	1.1	(55.1)	(136.5)
Net income	$ 398.0	$ 81.3	$ 3.2

The accompanying notes are an integral part of these financial statements

C-5

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Comprehensive Income

(In millions)

	For Years Ended December 31,
	2011	2010	2009
Net income	$ 398.0	$ 81.3	$ 3.2
Other comprehensive income, before tax:
Change in unrealized gains on securities	314.4	762.6	1,744.6
Change in other-than-temporary impairment losses	29.0	(6.9)	(100.1)
Pension and other post-employment benefit liability	1.0	0.9	(0.6)
Other comprehensive income, before tax	344.4	756.6	1,643.9
Income tax expense related to items
of other comprehensive income	(41.5)	(91.8)	(511.0)
Other comprehensive income, after tax	302.9	664.8	1,132.9

Comprehensive income	$ 700.9	$ 746.1	$ 1,136.1

The accompanying notes are an integral part of these financial statements

C-6

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at January 1, 2009	$ 2.5	$ 4,335.4	$ (1,353.4)	$ (2,217.8)	$ 766.7
Cumulative effect of change in accounting
principle, net of deferred policy acquisition
costs and tax	-	-	(312.0)	312.0	-
Comprehensive income:
Net income	-	-	-	3.2	3.2
Other comprehensive income, after tax	-	-	1,132.9	-	1,132.9
Total comprehensive income					1,136.1
Capital contribution from Parent	-	835.0	-	-	835.0
Employee share-based payments	-	2.3	-	-	2.3
Balance at December 31, 2009	2.5	5,172.7	(532.5)	(1,902.6)	2,740.1
Comprehensive income:
Net income	-	-	-	81.3	81.3
Other comprehensive income, after tax	-	-	664.8	-	664.8
Total comprehensive income					746.1
Contribution of capital	-	749.0	-	-	749.0
Balance at December 31, 2010	2.5	5,921.7	132.3	(1,821.3)	4,235.2
Comprehensive income:
Net income	-	-	-	398.0	398.0
Other comprehensive income, after tax	-	-	302.9	-	302.9
Total comprehensive income					700.9
Contribution of capital	-	44.0	-	-	44.0
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2011	$ 2.5	$ 5,971.6	$ 435.2	$ (1,423.3)	$ 4,986.0

The accompanying notes are an integral part of these financial statements

C-7

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Operating Activities:
Net income	$ 398.0	$ 81.3	$ 3.2
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(170.3)	(244.3)	(477.4)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	(213.6)	522.5	(584.7)
Net accretion/decretion of discount/premium	65.7	44.1	55.2
Future policy benefits, claims reserves, and
interest credited	1,639.9	1,114.5	1,203.5
Provision for deferred income taxes	196.9	(678.0)	220.6
Net realized capital losses	(742.1)	805.7	2,497.1
Change in:
Accrued investment income	0.1	(46.1)	27.2
Reinsurance recoverable	(728.1)	(290.2)	(705.2)
Other receivables and asset accruals	44.5	15.9	318.4
Other reinsurance asset	(0.5)	16.9	(19.0)
Due to/from affiliates	(262.1)	721.3	(831.0)
Income tax recoverable	(283.2)	10.2	390.1
Other payables and accruals	1,909.7	205.7	1,109.5
Employee share-based payments	5.9	0.6	1.7
Other, net	(9.6)	(6.8)	(205.7)
Net cash provided by operating activities	1,851.2	2,273.3	3,003.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities	5,400.7	8,028.5	6,830.0
Equity securities, available-for-sale	38.8	66.8	136.5
Mortgage loans on real estate	678.4	714.7	566.6
Limited partnership/corporations	38.9	23.0	92.6
Acquisition of:
Fixed maturities	(5,483.6)	(10,791.6)	(3,162.7)
Equity securities, available-for-sale	(5.7)	(58.4)	(10.2)
Mortgage loans on real estate	(853.6)	(278.6)	(81.1)
Limited partnerships/corporations	(39.4)	(57.1)	(32.9)
Derivatives, net	(511.9)	(740.1)	(2,285.4)
Short-term investments, net	(1,458.0)	1,104.7	(1,928.8)
Loan-Dutch State obligation, net	185.7	182.1	180.5
Policy loans, net	10.1	9.5	12.8
Collateral held, net	763.2	25.8	14.5
Other, net	(1.3)	2.0	0.9
Net cash provided by (used in) investing activities	(1,237.7)	(1,768.7)	333.3

The accompanying notes are an integral part of these financial statements

C-8

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 6,363.2	$ 3,549.4	$ 4,552.6
Maturities and withdrawals from investment contracts	(7,170.1)	(4,571.3)	(11,282.1)
Reinsurance recoverable on investment contracts	(81.4)	7.3	2,704.5
Notes to affiliates	280.5	103.5	(545.5)
Short-term repayments of repurchase agreements, net	-	(311.1)	(172.0)
Capital contribution from Parent	44.0	749.0	835.0
Net cash used in financing activities	(563.8)	(473.2)	(3,907.5)
Net increase (decrease) in cash and cash equivalents	49.7	31.4	(570.7)
Cash and cash equivalents, beginning of period	71.5	40.1	610.8
Cash and cash equivalents, end of period	$ 121.2	$ 71.5	$ 40.1
Supplemental cash flow information:
Income taxes (received) paid, net	$ 87.1	$ 614.0	$ (753.7)
Interest paid	$ 28.8	$ 29.1	$ 35.4
Non-cash transfers:
Securities received from affiliate under reinsurance agreement	$ -	$ -	$ 2,084.7
Loan-Dutch State obligation	$ -	$ -	$ 1,206.5

The accompanying notes are an integral part of these financial statements

C-9

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.	Business, Basis of Presentation and Significant Accounting Policies

Business

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as
appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and the District of
Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc.
(“Lion” or “Parent”), which is a direct wholly-owned subsidiary of ING America
Insurance Holdings, Inc. (“ING AIH”). ING AIH is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock
Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that, in connection with the restructuring plan, it will prepare for a base case of an initial public offering (“IPO”)
of the Company and its U.S.-based insurance and investment management affiliates.

On September 30, 2010, ING USA purchased the remaining 30% interest in PFP
Holdings LP (“PFP”), an affiliate, from ING Clarion, an affiliate, for $11.0. The
Company previously held a 70% equity interest in PFP. Immediately upon acquisition,
PFP was dissolved as ING USA owned 100% of the limited partnership. This acquisition is treated as a combination of entities under common control (i.e. the comparative financial statements were revised and presented as if the transaction had occurred on the opening balance sheet date).

The Company currently offers various insurance products, including immediate and deferred fixed annuities. The Company’s fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers. The Company ceased new sales of variable annuity products in March of 2010, as part of a global business strategy and risk reduction plan. Some new amounts will continue to be deposited on ING USA variable annuities as add-on premiums to existing contracts.

C-10

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company also offers guaranteed investment contracts and funding agreements
(collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company has one operating segment.

Basis of Presentation

The accompanying financial statements of ING USA have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as significant in that they involve a higher degree of judgment, are subject to a significant degree of variability, and contain accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), valuation of investments and derivatives, impairments, income taxes, and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or non-performance risk, including the Company’s own credit risk. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities,

C-11

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

including quoted market prices, third-party commercial pricing services, third-party brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of securities is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques. See the Fair Value Measurements note to these Financial
Statements for additional information regarding the fair value of specific financial assets and liabilities.

C-12

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company’s principal investments are as follows:

Fixed Maturities and Equity Securities: All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option (“FVO”). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) (“AOCI”), and presented net of related changes in
DAC, VOBA, and deferred income taxes.

Certain collateralized mortgage obligations (“CMOs”), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the
Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out (“FIFO”) basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income on the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities
(“CMBS”), and asset-backed securities (“ABS”). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities (“MBS”) and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management’s knowledge of the current market. For credit-sensitive MBS and ABS, and certain prepayment-
sensitive securities, the effective yield is recalculated on a prospective basis. For all other
MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.
These investments are stated at fair value.

C-13

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash.

Mortgage Loans on Real Estate: The Company’s mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-
downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains
(losses) in the Statements of Operations.

All mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends.
Loan performance is monitored on a loan-specific basis. The Company’s review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All mortgages are evaluated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.
The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

As of December 31, 2011 and 2010, all mortgage loans are held-for-investment. The
Company diversifies its mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

The Company records an allowance for probable incurred, but not specifically identified, losses.

Loan - Dutch State Obligation: The reported value of The State of the Netherlands (the
“Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

C-14

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Policy Loans: The reported value of policy loans is equal to the carrying value of the loans. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, primarily private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, where the contractual right exists to receive such financial information on a timely basis. The Company’s equity in earnings from limited partnership interests are accounted for under the equity method is recorded in Net investment income.

Other Investments: Other investments are comprised primarily of Federal Home Loan
Bank (“FHLB”) stock, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Cash dividends are reported as income. The carrying value of the stock was $80.3 as of December 31, 2011 and 2010.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. Generally, the lending agent retains all of the cash collateral.
Collateral retained by the agent is invested in liquid assets on behalf of the Company.
The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

As of December 31, 2011 and 2010, the fair value of loaned securities was $233.0 and
$139.7, respectively, and is included in Securities pledged on the Balance Sheets.
Collateral received is included in Short-term investments under securities loan agreement, including collateral delivered. As of December 31, 2011 and 2010, liabilities to return collateral of $248.3 and $145.1, respectively, are included in Payables under securities loan agreement, including collateral held, on the Balance Sheets.

Other-than-temporary Impairments
The Company periodically evaluates its available-for-sale general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost,

C-15

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments, and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the
Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of OTTI losses (see the “Adoption of New Pronouncements” section below). When assessing the Company’s intent to sell a security or if it is more likely than not the Company will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Statements of Operations as an OTTI. If the Company does not intend to sell the security and it is not more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-
temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Balance Sheets.

Prior to April 1, 2009, the Company recognized in earnings an OTTI for a fixed maturity in an unrealized loss position, unless it could assert that it had both the intent and ability to hold the fixed maturity for a period of time sufficient to allow for a recovery of estimated fair value to the security’s amortized cost. The entire difference between the fixed maturity’s amortized cost basis and its estimated fair value was recognized in earnings if the security was determined to have an OTTI.

There was no change in guidance for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security’s cost and its estimated fair value.

C-16

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

.	The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received.
The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.
.	When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company’s best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
.	Additional considerations are made when assessing the unique features that apply to certain structured securities such as RMBS, CMBS, and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; and the payment priority within the tranche structure of the security.
.	When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate.
When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenarios-
based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer;
fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of
OTTI on a fixed maturity through Net realized capital gains (losses) on the Statements of
Operations, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the

C-17

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk, and market risk. It is the Company’s policy not to offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, futures, forwards, caps, floors, and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Derivatives assets or liabilities on the Balance Sheets at fair value. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of
Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the
Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability (“fair value hedge”); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”).
In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

.	Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

C-18

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

.	Cash Flow Hedge Relationship: For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains
(losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item.
Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the
Company’s earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains
(losses).

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below
BBB+/Baal.

The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.

The Company also has investments in certain fixed maturities, and has issued certain retail annuity products, that contain embedded derivatives whose fair value is at least

C-19

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

partially determined by levels of or changes in domestic and/or foreign interest rates
(short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Embedded derivatives within fixed maturities are included in
Derivatives as assets or liabilities on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.
Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of
Operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements that contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance funds withheld arrangement is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of
Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired and Sales
Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business, and certain economic variables, such as inflation, are based on the Company’s experience and overall capital markets. At each valuation date, actual historical gross profits are reflected and estimated

C-20

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

gross profits, and related assumptions, are evaluated for continued reasonableness.
Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances each period. DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these balances.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Amortization of deferred sales inducements on these products are also impacted by changes in assumptions (see “Sales Inducements” below).

Several assumptions are considered significant in the estimation of future gross profits associated with variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company’s practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, and a 14% cap. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations and decreased future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse, and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs

C-21

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of
Operations.

Sales inducements represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement.
The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in Interest credited and other benefits to contract owners on the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances. During the years ended December 31, 2011, 2010, and 2009, the Company capitalized $32.2, $46.9, and
$65.7, respectively, of sales inducements. During the years ended December 31, 2011,
2010, and 2009, the Company amortized $(22.9), $(110.8), and $222.5, respectively, of sales inducements.

Future Policy Benefits and Contract Owner Accounts

Reserves
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

.	Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses, and persistency are based upon the Company’s estimates of anticipated experience at the period the policy is sold, including a margin for adverse deviations. Interest rates used to calculate the present value of these reserves ranged up to 7.8%.
.	Reserves for individual immediate annuities with life contingent payout benefits are equal to the present value of expected future payments. Assumptions as to interest rates, mortality, and expenses are based upon the Company’s experience at the period the policy is sold, including a margin for adverse deviations. Such

C-22

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

assumptions generally vary by annuity plan type, year of issue, and policy duration. Interest rates used to calculate the present value of future benefits ranged up to 8.0%.

Although assumptions are “locked-in” upon the issuance of traditional life insurance and immediate annuities with life contingent payout benefits, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a margin for adverse deviations. Reserves are recorded in Future policy benefits on the Balance Sheets.

Contract Owner Accounts
Contract owner account balances relate to investment-type contracts, such as guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), and universal life-type contracts and certain fixed-indexed annuity (“FIA”) contracts.

.	Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
.	Account balances for universal life and universal life-type contracts, such as individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts, are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 7.8% for the years 2011, 2010, and
2009. Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
.	For FIAs, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Additional Reserves
The Company calculates additional reserve liabilities for certain universal life products and certain variable annuity guaranteed benefits. The additional reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years.

The Company calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest

C-23

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

rates consistent with the DAC model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefits function followed by losses from that function in later years.

Guarantees
Reserves for guaranteed minimum death benefits (“GMDB”), guaranteed minimum income benefits (“GMIB”) and guaranteed minimum withdrawal benefits with life contingent payouts (“GMWBL”) are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as near-term and long-term equity market return, lapse rate, and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC, and are, thus, subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (”S&P”) 500 Index. In addition, the reserve for the GMIB guarantee incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contract owner. In general, management assumes that GMIB annuitization rates will be higher for policies with more valuable (more “in the money”)
guarantees. The Company periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

For contracts issued prior to January 1, 2000, most contracts with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk produced by such guaranteed death benefits. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedging program in lieu of reinsurance. The variable annuity guarantee hedging program is based on the Company entering into derivative positions to offset exposures to guaranteed minimum death benefits due to adverse changes in the equity markets. A hedging program is also utilized to mitigate certain risks associated with GMWBL and GMIB contracts.

Guaranteed minimum accumulation benefits (“GMABs”), and guaranteed minimum withdrawal benefits without life contingencies (“GMWBs”), and FIAs are considered embedded derivatives, which are measured at estimated fair value separately from the host annuity contract, with changes in estimated fair value reported in Interest credited and other benefits to contract owners on the Statements of Operations.

At inception of the GMAB and GMWB contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits.

C-24

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the GMAB and GMWB contracts is determined based on the present value of projected future guaranteed benefits minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.). The projection also includes adjustments for the Company’s credit risk, or risk of non-performance, and risk margins for non-capital market, or policyholder behavior, assumptions. The Company’s credit risk adjustment is based on the credit default swap spreads of ING Verzekeringen N.V.
(“ING V”), the indirect parent of ING AIH, and applied to the risk-free swap curve in the
Company’s valuation models. Risk margins are established to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The estimated fair value of the FIA contracts is based on the present value of excess of the interest payments to the contract holders over the minimum guaranteed interest rate.
Projected cashflows are based on best estimates of future excess interest payments over the anticipated life of the related contracts. These projections also include adjustments for the Company’s credit risk, or risk of non-performance, and risk margins for non-capital market, or policyholder behavior, assumptions. The Company’s credit risk adjustment is based on the credit default swaps of ING V and applied to the discount factors in its valuation models.

See the Additional Insurance Benefits and Minimum Guarantees note to these Financial
Statements for more information.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

C-25

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

  Such separate accounts are legally recognized;
  Assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
  Investments are directed by the contract holder; and
  All investment performance, net of contract fees and assessments, is passed through to the contract holder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments.
Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations. The Statements of
Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities
(“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price.
Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the
Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in short-term investments, with the offsetting obligation to repay the loan included as a liability on the Balance Sheets.

As of December 31, 2011 and 2010, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2011 and 2010, the
Company did not have any repurchase obligation related to dollar rolls and repurchase agreements.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of

C-26

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

December 31, 2011 and 2010, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenue when due from the contract owners. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as expense when incurred.

Amounts received as payment for investment-type and universal life-type contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality, policy administration and surrender charges and are reported in fee income. In addition, the Company earns investment income from the investment of contract deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, and interest credited to contract owner account balances.

Premiums, benefits, and expenses are presented net of reinsurance ceded to other companies.

Income Taxes

The Company’s deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The results of the Company’s operations are included in the consolidated tax return of
ING AIH. Generally, the Company’s financial statements recognize the current and

C-27

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Accounting Standards
Codification Topic 740, Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets represent the tax benefit of future deductible temporary differences and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the
Company considers many factors, including:

  The nature and character of the deferred tax assets and liabilities;
  Taxable income in prior carryback years;
  Projected future taxable income, exclusive of reversing temporary differences and carryforwards;
  Projected future reversals of existing temporary differences;
  The length of time carryforwards can be utilized; and
  Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

Management uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns, and the federal income tax expense.
Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control.
Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority before any part of the benefit can

C-28

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

be recognized in the financial statements. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the
Company as direct insurer of the risks reinsured.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Balance Sheets. The combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security
Life of Denver International Limited (“SLDI”), an affiliate, contains an embedded derivative whose carrying value is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the agreement.

Participating Insurance

Participating business approximates 8.0% of the Company’s ordinary life insurance in force and 28.0% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales.
Dividends to participating policyholders of $11.1, $12.1, and $12.4, were incurred during the years ended December 31, 2011, 2010, and 2009, respectively.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets, and actual or possible claims and assessments. Amounts related to loss contingencies are accrued if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company’s best estimate of the ultimate outcome. If determined to meet the

C-29

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring
In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2011-02, “Receivables (Accounting Standards CodificationTM
(“ASC”) Topic 310): A Creditor’s Determination of Whether a Restructuring is a
Troubled Debt Restructuring” (“ASU 2011-02”), which clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:

.	If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;
.	An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;
.	A restructuring that results in a delay in payment that is insignificant is not a concession;
.	A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and
.	A creditor is precluded from using the effective interest rate test.

Also, ASU 2011-02 requires disclosure of the information required in ASU 2010-20 about troubled debt restructuring, which was previously deferred by ASU 2011-01.

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the year ended December 31, 2011, as there were no troubled debt restructurings during that period.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for
Credit Losses
In July 2010, the FASB issued ASU 2010-20, “Receivables (ASC Topic 310):
Disclosures about the Credit Quality of Financing Receivables and the Allowance for
Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of

C-30

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

impairment method. For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments note to these Financial Statements, except for the disclosures about troubled debt restructurings included in ASU 2011-02, which was adopted by the Company on July 1, 2011 (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the
Company on January 1, 2011 and are included in the Financial Instruments note to these
Financial Statements. As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives
In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic
815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”),
which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The
Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest
Entities
In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810):
Improvements to Financial Reporting by Enterprises Involved in Variable Interest
Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-
purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

  Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the

C-31

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

VIE’s activities, and whether the entity has the obligation to absorb losses or the right to receive benefits that could be significant to the VIE;
Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and
Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and
(ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined not to be the primary beneficiary, but in which the reporting entity has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC
Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which defers to
ASU 2009-17 for reporting entity’s interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses, and that are not structured as securitization entities.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The
Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments note to these Financial Statements.

Recognition and Presentation of Other-than-temporary Impairments
In April 2009, the FASB issued new guidance on recognition and presentation of OTTIs, included in ASC Topic 320, “Investments-Debt and Equity Securities”, which requires:

  Noncredit related impairments to be recognized in Other comprehensive income
  (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;
  Total OTTIs to be presented in the Statements of Operations with an offset recognized in AOCI for the noncredit related impairments;
  A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized OTTI from Retained earnings (deficit) to AOCI; and
  Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and OTTIs.

These provisions, as included in ASC Topic 320, were adopted by the Company on
April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $312.0 after considering the effects of DAC and income taxes of $(139.1) and $48.6, respectively, as an increase to April 1, 2009

C-32

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Retained earnings (deficit) with a corresponding decrease to AOCI, with no overall change to shareholder’s equity. See the Investments note to these Financial Statements for further information on the Company’s OTTIs, including additional required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and
Hedging”, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

  How and why derivative instruments are used;
  How derivative instruments and related hedged items are accounted for; and
  How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on
January 1, 2009, and are included in the “Derivative Financial Instruments” section above and the Fair Value Measurements note to these Financial Statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Company’s financial condition, results of operations, or cash flows.

Accounting for Transfers of Financial Assets
In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic
860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

  Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;
  Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and
  Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any
QSPEs under previous U.S. GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company.

C-33

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Business Combinations

Disclosure of Supplementary Pro Forma Information for Business Combinations
In December 2010, the FASB issued ASU 2010-29, “Business Combinations (ASC Topic
805): Disclosure of Supplementary Pro Forma Information for Business Combinations”
(“ASU 2010-29”), which clarifies that if an entity presents comparative financial statements, it should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. Also, ASU 2010-29 expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the pro forma revenue and earnings.

The provisions of ASU 2010-29 were adopted by the Company on January 1, 2011 for business combinations occurring on or after that date. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, cash flows, or disclosures for the year ended December 31, 2011, as there were no business combinations during the period.

Fair Value

Improving Disclosures about Fair Value Measurements
In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and
Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,”
(“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

  Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
  Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
  Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
  Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Company on January 1, 2011. The disclosures required by ASU 2010-06 are included in the Financial Instruments note to these Financial Statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

C-34

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Measuring the Fair Value of Certain Alternative Investments
In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and
Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset
Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009.
The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company. The disclosure provisions required by ASU
2009-12 are presented in the Investments note to these Financial Statements.

Interim Disclosures about Fair Value of Financial Instruments
In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments”, which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in
ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on
April 1, 2009, and are presented in the Fair Value Measurements note to these Financial
Statements. The adoption had no effect on the Company’s financial condition, results of operations, or cash flows, as the pronouncement only pertains to additional disclosure.

Other Pronouncements

Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (ASC Topic
220): Presentation of Comprehensive Income” (“ASU 2011-05”), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income.

C-35

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 as of
December 31, 2011, and applied the provisions retrospectively. The Statement of
Comprehensive Income, with corresponding revisions to the Statements of Changes in
Shareholder’s Equity, is included in the Financial Statements. In addition, the required disclosures are included in the AOCI note to these Financial Statements.

Consolidation Analysis of Investments Held through Separate Accounts
In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance (ASC
Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s
Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those separate account interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 were adopted by the Company on January 1, 2011;
however, the Company determined that there was no effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Subsequent Events
In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

  The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
  The circumstances under which an entity should recognize such events or transactions in its financial statements; and
  Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

C-36

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets & Liabilities
In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (ASC Topic 210):
Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

The provisions of ASU 2011-11 are effective, retrospectively, for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual reporting periods. The Company is currently in the process of determining the disclosure impact of adoption of the provisions of ASU 2011-11.

Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)
In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (ASC Topic
820): Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), which includes the following amendments:

  The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;
  The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;
  An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and
  The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed, and further information regarding Level 3 fair value measurements.

The provisions of ASU 2011-04 are effective during interim or annual periods beginning after December 15, 2011, and should be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU
2011-04.

C-37

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (ASC Topic
860): Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-
03”), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 are effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively. The
Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-03.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC
Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance
Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company will adopt the guidance retrospectively. The Company currently estimates the adoption will result in a cumulative effect adjustment, reducing Retained earnings by approximately $490.0 and increasing Other comprehensive income by approximately $95.0 as of January 1, 2012, after considering the effects of income taxes. These impacts are subject to change as the
Company is still in the process of finalizing the impact of adoption of the provisions of
ASU 2010-26.

C-38

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.	Investments

	Fixed Maturities and Equity Securities

	Available-for-sale and fair value option fixed maturities and equity securities were as
	follows as of December 31, 2011.

			Gross	Gross
			Unrealized	Unrealized
		Amortized	Capital	Capital	Fair
		Cost	Gains	Losses	Value	OTTI(2)
	Fixed maturities:
	U.S. Treasuries	$ 1,692.9	$ 92.9	$ -	$ 1,785.8	$ -
	U.S. government agencies
	and authorities	19.9	3.8	-	23.7	-
	State, municipalities, and political
	subdivisions	98.9	6.8	0.9	104.8	-

	U.S. corporate securities:
	Public utilities	1,916.4	188.4	9.7	2,095.1	-
	Other corporate securities	7,611.3	596.1	31.7	8,175.7	-
	Total U.S. corporate securities	9,527.7	784.5	41.4	10,270.8	-

	Foreign securities(1):
	Government	349.0	26.7	5.4	370.3	-
	Other	4,939.4	336.8	64.4	5,211.8	0.1
	Total foreign securities	5,288.4	363.5	69.8	5,582.1	0.1

	Residential mortgage-backed securities	2,090.0	245.2	90.9	2,244.3	76.0
	Commercial mortgage-backed securities	1,910.3	118.0	26.4	2,001.9	1.9
	Other asset-backed securities	734.3	15.4	69.6	680.1	-

	Total fixed maturities, including
	securities pledged	21,362.4	1,630.1	299.0	22,693.5	78.0
	Less: securities pledged	965.0	49.8	2.0	1,012.8	-
	Total fixed maturities	20,397.4	1,580.3	297.0	21,680.7	78.0
	Equity securities	26.7	1.8	0.8	27.7	-
	Total investments	$ 20,424.1	$ 1,582.1	$ 297.8	$ 21,708.4	$ 78.0

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit impairments").

C-39

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$ 1,595.7	$ 19.4	$ 2.4	$ 1,612.7	$ -
U.S. government agencies and authorities	24.2	0.3	0.2	24.3	-
State, municipalities, and political
subdivisions	126.5	3.6	11.6	118.5	-

U.S. corporate securities:
Public utilities	1,609.6	83.9	19.8	1,673.7	-
Other corporate securities	7,433.9	367.2	62.1	7,739.0	0.3
Total U.S. corporate securities	9,043.5	451.1	81.9	9,412.7	0.3

Foreign securities(1):
Government	474.6	39.0	4.3	509.3	-
Other	4,742.9	216.7	70.0	4,889.6	0.1
Total foreign securities	5,217.5	255.7	74.3	5,398.9	0.1

Residential mortgage-backed securities	2,028.7	240.8	98.5	2,171.0	67.2
Commercial mortgage-backed securities	2,112.2	125.8	39.1	2,198.9	7.3
Other asset-backed securities	1,213.9	17.8	124.1	1,107.6	32.1

Total fixed maturities, including securities
pledged	21,362.2	1,114.5	432.1	22,044.6	107.0
Less: securities pledged	886.6	17.5	14.7	889.4	-
Total fixed maturities	20,475.6	1,097.0	417.4	21,155.2	107.0
Equity securities	59.2	6.9	-	66.1	-
Total investments	$ 20,534.8	$ 1,103.9	$ 417.4	$ 21,221.3	$ 107.0

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit impairments").

C-40

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair value and amortized cost of total fixed maturities, including securities pledged, as of December 31, 2011, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities and other ABS are shown separately because they are not due at a single maturity date.

	Fair	Amortized
	Value	Cost
Due to mature:
One year or less	$ 1,472.2	$ 1,444.7
After one year through five years	5,669.9	5,479.9
After five years through ten years	6,390.4	5,987.4
After ten years	4,234.7	3,715.8
Mortgage-backed securities	4,246.2	4,000.3
Other asset-backed securities	680.1	734.3
Fixed maturities, including securities pledged	$ 22,693.5	$ 21,362.4

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at
December 31, 2011 and 2010.

At December 31, 2011 and 2010, fixed maturities with fair values of $12.2 and $12.4, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations
(“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2011 and
2010, approximately 29.3% and 22.9%, respectively, of the Company’s CMO holdings were invested in those types of CMOs such as interest-only or principal-only strips, which are subject to more prepayment and extension risk than traditional CMOs.

Certain CMOs, primarily interest-only and principal-only strips are accounted for as hybrid instruments and valued at fair value with changes in fair value reported in Other net realized gains (losses) in the Statements of Operations.

Transfer of Alt-A RMBS Participation Interest and Related Loan to Dutch State

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets
Back-Up Facility covering 80% of ING’s Alt-A RMBS. Refer to the Related Party
Transactions note to these Financial Statements for further details of these agreements.

C-41

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $3.5 and $2.7 at December 31, 2011 and 2010, respectively, is included in Limited partnerships/corporations on the Balance
Sheets. Income and losses recognized on these investments are reported in Net investment income on the Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS,
CMBS and ABS. Some RMBS investments are in various senior level tranches of mortgage securitizations issued and guaranteed by Fannie Mae, Freddie Mac, or a similar government-sponsored entity, typically referred to as “agency pass-through” investments.
These securitizations pool residential mortgages and pass through the principal and interest to investors based on the terms of each tranche or portion of the total pool.
Investments held by the Company in non-agency RMBS and CMBS also include interest-
only, principal-only, and inverse floating securities. Through its investments, the
Company is not obligated to provide any financial or other support to these entities.

Each of the RMBS, CMBS, and ABS entities described above are thinly capitalized by design, and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. As discussed above, the Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS, and ABS entities in which it holds investments. These investments are accounted for as investments as described in the Business, Basis of Presentation and Significant Accounting Policies note to these
Financial Statements.

C-42

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office ("SVO") of the National Association of Insurance
Commissioners (“NAIC”) evaluates the fixed maturity security investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called “NAIC designations.” An internally developed rating is used as permitted by the NAIC, if no rating is available. The NAIC designations are generally similar to the credit quality designations of a Nationally Recognized Statistical
Rating Organization (“NRSRO”) for marketable fixed maturity securities, called “rating agency designations,” except for certain structured securities as described below. NAIC designations of "1," highest quality, and "2," high quality, include fixed maturity securities generally considered investment grade (“IG”) by such rating organizations.
NAIC designations 3 through 6 include fixed maturity securities generally considered below investment grade (“BIG”) by such rating organizations.

The NAIC adopted revised designation methodologies for non agency RMBS, including
RMBS backed by subprime mortgage loans reported within ABS, that became effective
December 31, 2009 and for CMBS that became effective December 31, 2010. The
NAIC’s objective with the revised designation methodologies for these structured securities was to increase the accuracy in assessing expected losses, and to use the improved assessment to determine a more appropriate capital requirement for such structured securities. The revised methodologies reduce regulatory reliance on rating agencies and allow for greater regulatory input into the assumptions used to estimate expected losses from such structured securities.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about the Company’s fixed maturity securities holdings, including securities pledged, by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate to NAIC designation, but represents the
Company’s best estimate of comparable ratings from rating agencies, including Moody's,
S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

It is management’s objective that the portfolio of fixed maturities be of high quality and be well diversified by market sector. The fixed maturities in the Company’s portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the
Company on a basis believed to be similar to that used by the rating agencies. Ratings are

C-43

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derived from three NRSRO ratings and are applied as follows based on the number of agency rating received:

  when three ratings are received then the middle rating is applied;
  when two ratings are received then the lower rating is applied;
  when a single rating is received, the NRSRO rating is applied;
  and, when ratings are unavailable then an internal rating is applied.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for IG and BIG securities by duration, based on NAIC designations, were as follows at December 31, 2011 and 2010.

		2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$ 40.0	13.4%	$ 10.9	3.6%	$ 124.6	28.8%	$ 12.4	2.9%
More than six months
and twelve months or less
below amortized cost	38.3	12.8%	4.0	1.3%	2.2	0.5%	0.1	0.0%
More than twelve months
below amortized cost	136.5	45.7%	69.3	23.2%	167.5	38.8%	125.3	29.0%
Total unrealized capital loss	$ 214.8	71.9%	$ 84.2	28.1%	$ 294.3	68.1%	$ 137.8	31.9%

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for securities rated BBB and above (Investment Grade
(“IG”)) and securities rated BB and below (Below Investment Grade (“BIG”)) by duration, based on NRSRO ratings, were as follows at December 31, 2011 and 2010.

		2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$ 40.3	13.5%	$ 10.6	3.5%	$ 125.0	29.0%	$ 12.0	2.8%
More than six months
and twelve months or less
below amortized cost	26.9	9.0%	15.4	5.2%	2.2	0.5%	0.1	0.0%
More than twelve months
below amortized cost	69.8	23.3%	136.0	45.5%	97.8	22.6%	195.0	45.1%
Total unrealized capital loss	$ 137.0	45.8%	$ 162.0	54.2%	$ 225.0	52.1%	$ 207.1	47.9%

C-44

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows at December 31, 2011 and 2010.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2011
U.S. Treasuries	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
U.S. government
agencies
and authorities	-	-	-	-	-	-	-	-
U.S. corporate, state,
and municipalities	798.9	17.6	97.6	4.1	208.0	20.6	1,104.5	42.3
Foreign	476.5	30.2	51.1	5.0	339.5	34.6	867.1	69.8
Residential
mortgage-backed	74.6	0.9	188.2	5.7	305.6	84.3	568.4	90.9
Commercial
mortgage-backed	155.1	1.9	234.7	17.9	35.7	6.6	425.5	26.4
Other asset-backed	42.6	0.3	26.5	9.6	142.1	59.7	211.2	69.6
Total	$ 1,547.7	$ 50.9	$ 598.1	$ 42.3	$ 1,030.9	$ 205.8	$ 3,176.7	$ 299.0

2010
U.S. Treasuries	$ 677.8	$ 2.4	$ -	$ -	$ -	$ -	$ 677.8	$ 2.4
U.S. government
agencies
and authorities	18.1	0.2	-	-	-	-	18.1	0.2
U.S. corporate, state,
and municipalities	2,494.7	73.0	37.1	1.0	258.9	19.5	2,790.7	93.5
Foreign	1,277.5	52.8	35.8	1.1	195.4	20.4	1,508.7	74.3
Residential
mortgage-backed	472.6	7.2	1.0	0.1	336.5	91.2	810.1	98.5
Commercial
mortgage-backed	22.6	0.4	4.3	0.1	390.2	38.6	417.1	39.1
Other asset-backed	133.5	1.0	8.7	0.0	441.6	123.1	583.8	124.1
Total	$ 5,096.8	$ 137.0	$ 86.9	$ 2.3	$ 1,622.6	$ 292.8	$ 6,806.3	$ 432.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 83.4% of the average book value as of December 31, 2011.

C-45

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
Six months or less
below amortized cost	$ 1,638.7	$ 178.0	$ 52.5	$ 52.5	271	49
More than six months and
twelve months or less
below amortized cost	645.4	57.1	38.0	17.3	67	22
More than twelve months
below amortized cost	735.1	221.4	47.0	91.7	126	80
Total	$ 3,019.2	$ 456.5	$ 137.5	$ 161.5	464	151

2010
Six months or less
below amortized cost	$ 5,650.7	$ 49.3	$ 172.3	$ 13.2	585	14
More than six months and
twelve months or less
below amortized cost	289.5	18.9	15.9	4.8	46	3
More than twelve months
below amortized cost	688.7	541.3	40.6	185.3	95	137
Total	$ 6,628.9	$ 609.5	$ 228.8	$ 203.3	726	154

C-46

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
U.S. Treasuries	$ -	$ -	$ -	$ -	-	-
U.S. government agencies
and authorities	-	-	-	-	-	-
U.S. corporate, state and
municipalities	1,112.3	34.5	32.4	9.9	137	5
Foreign	850.6	86.3	41.7	28.1	131	12
Residential mortgage-backed	500.9	158.4	31.7	59.2	98	89
Commercial mortgage-backed	446.3	5.6	25.1	1.3	24	1
Other asset-backed	109.1	171.7	6.6	63.0	74	44
Total	$ 3,019.2	$ 456.5	$ 137.5	$ 161.5	464	151

2010
U.S. Treasuries	$ 680.2	$ -	$ 2.4	$ -	2	-
U.S. government agencies
and authorities	18.3	-	0.2	-	2	-
U.S. corporate, state and
municipalities	2,850.0	34.2	84.1	9.4	279	6
Foreign	1,563.7	19.3	69.2	5.1	142	7
Residential mortgage-backed	636.6	272.0	22.1	76.4	121	77
Commercial mortgage-backed	418.6	37.6	22.1	17.0	27	9
Other asset-backed	461.5	246.4	28.7	95.4	153	55
Total	$ 6,628.9	$ 609.5	$ 228.8	$ 203.3	726	154

At December 31, 2011, the Company held no fixed maturity with an unrealized capital loss in excess of $10.0. At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0. The unrealized capital loss on this fixed maturity equaled $17.8, or 4.1% of the total unrealized losses, as of December 31, 2010.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in OTTI, which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

C-47

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Statements of Operations, excluding noncredit impairments included in AOCI, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010		2009
		No. of		No. of		No. of
	Impairment Securities		Impairment Securities		Impairment Securities
U.S. Treasuries	$ -	-	$ -	-	$ 114.7	10
U.S. corporate	9.5	17	4.8	19	55.2	55
Foreign(1)	27.2	52	30.7	23	31.1	45
Residential mortgage-backed	12.3	65	24.5	67	78.6	84
Commercial mortgage-backed	49.7	14	23.2	7	70.9	5
Other asset-backed	74.8	60	104.6	54	114.5	44
Equity	-	-	0.0	1	3.3	5
Public utilities	-	-	0.3	5	-	-
Mortgage loans on real estate	6.9	5	6.3	5	20.9	8
Limited partnerships	-	-	-	-	0.4	1
Total	$ 180.4	213	$ 194.4	181	$ 489.6	257
(1) Primary U.S. dollar denominated.

The above tables include $27.6, $95.5, and $171.2, for the years ended December 31,
2011, 2010, and 2009, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $152.8, $98.9, and
$318.4, in write-downs for the years ended December 31, 2011, 2010, and 2009, respectively, are related to intent impairments. The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended
December 31, 2011, 2010, and 2009.

	2011		2010		2009
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ -	-	$ -	-	$ 114.7	10
U.S. Corporate	9.5	16	3.8	18	45.9	41
Foreign(1)	24.1	48	12.8	18	25.6	41
Residential mortgage-backed	1.8	8	6.1	11	2.9	1
Commercial mortgage-backed	45.5	14	3.9	2	70.9	5
Other asset-backed	71.9	59	72.0	35	58.4	13
Public utilities	-	-	0.3	5	-	-
Total	$ 152.8	145	$ 98.9	89	$ 318.4	111
(1) Primarily U.S. dollar denominated.

C-48

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the
Company’s previous intent to continue holding a security.

The fair value of fixed maturities with other-than-temporary impairments as of
December 31, 2011, 2010, and 2009 was $2.1 billion, $2.3 billion, and $2.4 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2011, 2010, and 2009, for which a portion of the OTTI was recognized in AOCI, and the corresponding changes in such amounts.

	2011	2010	2009
Balance at January 1	$ 118.2	$ 123.3	$ -
Implementation of OTTI guidance included in
ASC Topic 320(1)	-	-	92.7
Additional credit impairments:
On securities not previously impaired	5.0	20.0	21.7
On securities previously impaired	6.7	23.4	13.8
Reductions:
Intent Impairments	(3.4)	(7.1)	-
Securities sold, matured, prepaid or paid down	(62.4)	(41.4)	(4.9)
Balance at December 31	$ 64.1	$ 118.2	$ 123.3

(1)	Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income Sources of Net investment income were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$ 1,242.5	$ 1,182.2	$ 1,240.9
Equity securities, available-for-sale	3.7	4.5	19.1
Mortgage loans on real estate	174.9	180.8	198.7
Real Estate	-	(3.3)	-
Policy loans	6.6	7.2	7.6
Short-term investments and cash equivalents	2.0	4.1	5.6
Limited partnerships/corporations	17.1	20.0	(10.1)
Other	21.3	14.0	10.8
Gross investment income	1,468.1	1,409.5	1,472.6
Less: investment expenses	58.8	53.1	60.2
Net investment income	$ 1,409.3	$ 1,356.4	$ 1,412.4

C-49

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is generally determined based on first-in-first-out (“FIFO”) methodology. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009

Fixed maturities, available-for-sale, including
securities pledged	$ 33.7	$ 11.8	$ (298.0)
Fixed maturities at fair value using the fair value option	(34.4)	(14.6)	117.6
Equity securities, available-for-sale	(0.2)	1.9	6.4
Derivatives	748.7	(795.6)	(2,307.2)
Other investments	(5.7)	(9.2)	(15.9)
Net realized capital gains (losses)	$ 742.1	$ (805.7)	$ (2,497.1)
After-tax net realized capital losses	$ 591.4	$ (580.7)	$ (1,590.2)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Proceeds on sales	$ 3,821.9	$ 6,211.7	$ 5,202.4
Gross gains	238.0	243.1	173.3
Gross losses	33.7	37.4	98.3

C-50

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.	Financial Instruments

	The following tables present the Company’s hierarchy for its assets and liabilities
	measured at fair value on a recurring basis as of December 31, 2011 and 2010.

			2011
		Level 1	Level 2	Level 3(1)	Total
	Assets:
	Fixed maturities
	including securities pledged:
	U.S. Treasuries	$ 1,778.0	$ 7.8	$ -	$ 1,785.8
	U.S government agencies and authorities	-	23.7	-	23.7
	U.S. corporate, state and municipalities	-	10,251.1	124.5	10,375.6
	Foreign	-	5,525.2	56.9	5,582.1
	Residential mortgage-backed securities	-	2,183.6	60.7	2,244.3
	Commercial mortgage-backed securities	-	2,001.9	-	2,001.9
	Other asset-backed securities	-	600.8	79.3	680.1
	Equity securities, available-for-sale	11.4	-	16.3	27.7
	Derivatives:
	Interest rate contracts	4.0	1,596.0	-	1,600.0
	Foreign exchange contracts	-	9.7	-	9.7
	Equity contracts	26.5	-	33.6	60.1
	Credit contracts	-	0.9	-	0.9
	Cash and cash equivalents, short-term
	investments, and short-term investments
	under securities loan agreement	2,760.7	5.8	-	2,766.5
	Assets held in separate accounts	39,356.9	-	-	39,356.9
	Total	$ 43,937.5	$ 22,206.5	$ 371.3	$66,515.3

	Liabilities:
	Investment contract guarantees:
	Fixed Indexed Annuities ("FIA")	$ - $	- $ 1,282.2		$1,282.2
	Guaranteed Minimum Withdrawal and
	Accumulation Benefits ("GMWB"
	and "GMAB")	-	-	114.9	114.9
	Embedded derivative on reinsurance	-	230.9	-	230.9
	Derivatives:
	Interest rate contracts	-	526.7	-	526.7
	Foreign exchange contracts	-	42.4	-	42.4
	Equity contracts	3.3	-	25.1	28.4
	Credit contracts	-	1.2	12.9	14.1
	Total	$ 3.3 $	801.2 $	1,435.1 $	2,239.6

(1) Level 3 net assets and liabilities accounted for (1.7)% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled (4.3)%.

C-51

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities
including securities pledged:
U.S. Treasuries	$ 1,552.3	$ 60.4 $	-	$ 1,612.7
U.S government agencies and authorities	-	24.3	-	24.3
U.S. corporate, state and municipalities	-	9,491.1	40.1	9,531.2
Foreign	-	5,389.1	9.8	5,398.9
Residential mortgage-backed securities	-	1,979.5	191.5	2,171.0
Commercial mortgage-backed securities	-	2,198.9	-	2,198.9
Other asset-backed securities	-	458.2	649.4	1,107.6
Equity securities, available-for-sale	52.6	-	13.5	66.1
Derivatives:
Interest rate contracts	2.6	162.5	12.0	177.1
Foreign exchange contracts	-	5.1	-	5.1
Equity contracts	12.4	-	95.3	107.7
Credit contracts	-	3.2	-	3.2
Embedded derivative on reinsurance	-	20.9	-	20.9
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	1,155.8	-	-	1,155.8
Assets held in separate accounts	44,413.3	-	-	44,413.3
Total	$ 47,189.0	$ 19,793.2 $	1,011.6	$ 67,993.8

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities ("FIA")	$ -	$ -	$ 1,165.5	$ 1,165.5
Guaranteed Minimum Withdrawal and
Accumulation Benefits ("GMWB"
and "GMAB")	-	-	77.0	77.0
Derivatives:
Interest rate contracts	-	419.2	0.3	419.5
Foreign exchange contracts	-	42.1	-	42.1
Equity contracts	0.8	-	16.0	16.8
Credit contracts	-	0.1	14.4	14.5
Total	$ 0.8	$ 461.4 $	1,273.2	$ 1,735.4

(1) Level 3 net assets and liabilities accounted for (0.4)% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled (1.2)%.

C-52

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Transfers in and out of Level 1 and 2

There were no transfers between Levels 1 and Level 2 for the year ended December 31,
2011.

During 2010, certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from
Level 1 to Level 2. These securities for the year ended December 31, 2010, include U.S.
Treasury strips of $79.4 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-
dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The
Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments note. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction
(or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The
Company reviews the assumptions and inputs used by third party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from the third party

C-53

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2011 and 2010, except for the Company’s use of commercial pricing services to value certain CMOs which commenced in the first quarter of 2010. Certain CMOs were previously valued using an average of broker quotes when more than one broker quote is provided.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and are classified as Level 2 assets. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities,
CMBS, and RMBS, including certain CMO assets and subprime RMBS. During the first quarter of 2011, the market for subprime RMBS had been determined to be active, and as such, these securities are now included in Level 2 of the valuation hierarchy.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.
Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.
At December 31, 2011, $163.6 and $17.6 billion of a total of $22.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The

C-54

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. For certain CMO assets, the average of several broker quotes may be used when multiple quotes are available. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents
“exit price” for the instrument.

Fair values of privately placed bonds are primarily determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the
Company considers reflective of the fair value of each privately placed bond. In addition, certain privately placed bonds are valued using broker quotes and internal pricing models and are classified as Level 3 assets. The Company’s internal pricing models utilize the
Company’s best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the models include, but are not limited to, current market inputs, such as credit loss assumptions, assumed prepayment speeds and business performance.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The fair values for cash equivalents and certain short-term investments are determined based on quoted market prices. These assets are classified as
Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index

C-55

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

prices, and London Interbank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the
Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process.
Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Embedded derivatives - Investment contract guarantees: The Company records guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed riders for Guaranteed Minimum Accumulation Benefits (“GMABs”) and
Guaranteed Minimum Withdrawal Benefits (“GMWBs”) without life contingencies in accordance with U.S. GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts.
The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

The Company also records for its fixed indexed annuity (“FIA”) contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with U.S. GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions.
These derivatives are classified as Level 3 assets in the fair value hierarchy.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the
Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for GMABs and GMWBs in the Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2011, the credit spreads of ING and the Company

C-56

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

decreased by approximately 93 basis points from December 31, 2010, which contributed to changes in the valuation of the reserves for all investment contract guarantees.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of Denver International
Limited (“SLDI”). As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below.

C-57

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended
December 31, 2011.

						December 31, 2011
											Change in
	Fair Value Total realized/unrealized							Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:						in to	out of	as of	(losses) included
	January 1 Net income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$ 40.1	$ (0.3) $	(2.7)	$ 12.6	$ -	$ - $	(24.7)	$ 99.5	$ -	$ 124.5	$ (0.2)
Foreign	9.8	0.3	(0.1)	13.9	-	(12.5)	(7.7)	54.9	(1.7)	56.9	(0.5)
Residential mortgage-backed securities	191.5	-	(0.6)	34.3	-	-	(11.3)	1.9	(155.1)	60.7	(1.0)
Other asset-backed securities	649.4	(76.8)	64.3	-	-	(214.7)	(35.7)	-	(307.2)	79.3	(10.1)
Total fixed maturities, including
securities pledged:	890.8	(76.8)	60.9	60.8	-	(227.2)	(79.4)	156.3	(464.0)	321.4	(11.8)
Equity securities, available for sale	13.5	(0.1)	0.1	4.3	-	(0.2)	-	-	(1.3)	16.3	-
Derivatives, net	76.6	(38.6)	-	-	-	(42.4)	-	-	-	(4.4)	(50.0)
Investment contract guarantees:
FIA	(1,165.5)	(111.7)	-	(128.3)	-	123.3	-	-	-	(1,282.2)	-
GMWB/GMAB	(77.0)	(33.8)	-	(6.3)	-	2.2	-	-	-	(114.9)	-
Total Investment contract guarantees	(1,242.5)	(145.5) (1)	-	(134.6)	-	125.5	-	-	-	(1,397.1)	-

(1)	This amount is included in Interest credited and other benefits to contract owners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.
(2)	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Statements of Operations.

C-58

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended
December 31, 2010.

				December 31, 2010
								Change in
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:		issuances, and	in to	out of	as of	(losses) included
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$ -	$ -	$ (0.6)	$ (1.4) $	42.1	$ -	$ 40.1	$ -
Foreign	-	-	0.4	5.3	4.1	-	9.8	(0.2)
Residential mortgage-backed securities	1,042.4	(1.1)	(0.4)	(41.9)	13.2	(820.7)	191.5	(6.7)
Other asset-backed securities	423.9	(104.3)	212.7	(99.7)	216.8	-	649.4	(105.5)
Total fixed maturities, including
securities pledged:	1,466.3	(105.4)	212.1	(137.7)	276.2	(820.7)	890.8	(112.4)
Equity securities, available for sale	4.5	(0.7)	0.1	9.6	-	-	13.5	-
Derivatives, net	111.9	(71.3)	-	36.0	-	-	76.6	27.9
Investment contract guarantees:
FIA	(927.2)	(230.0)	-	(8.3)	-	-	(1,165.5)	-
GMWB/GMAB	(73.9)	(7.2)	-	4.1	-	-	(77.0)	-
Total Investment contract guarantees	(1,001.1)	(237.2) (1)	-	(4.2)	-	-	(1,242.5)	-

(1)	This amount is included in Interest credited and other benefits to contract owners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract -by-contract basis.
(2)	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Statements of Operations.

C-59

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2011 in Fixed maturities, including securities pledged, are primarily due to the Company’s determination that the market for subprime RMBS securities has become active. While the valuation methodology has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2. The transfers out of Level 3 during the year ended December 31, 2010 in Fixed maturities, including securities pledged, are primarily due to an increased utilization of vendor valuations of certain CMOs.

The remaining transfers in and out of Level 3 for fixed maturities during the year ended
December 31, 2011 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies.
When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

C-60

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2011 and 2010.

		2011			2010
	Carrying		Fair	Carrying		Fair
	Value		Value	Value		Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 22,358.5	$ 22,358.5		$ 21,806.9	$ 21,806.9
Fixed maturities at fair value using
the fair value option	335.0		335.0	237.7		237.7
Equity securities, available-for-sale	27.7		27.7	66.1		66.1
Mortgage loans on real estate	3,137.3		3,214.1	2,967.9		3,036.0
Loan - Dutch State obligation	658.2		660.6	843.9		795.7
Limited partnerships/corporations	305.4		305.4	295.8		297.9
Policy loans	112.0		112.0	122.1		122.1
Cash, cash equivalents, Short-term
investments, and Short-term
investments under securities loan
agreement	2,766.5		2,766.5	1,155.8		1,155.8
Derivatives	1,670.7		1,670.7	293.1		293.1
Other investments	82.2		82.2	82.1		82.1
Deposits from affiliates	1,377.6		1,360.3	1,600.4		1,577.3
Embedded derivative on reinsurance	-		-	20.9		20.9
Assets held in separate accounts	39,356.9		39,356.9	44,413.3		44,413.3
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	20,338.2		20,634.4	20,819.6		20,272.4
Guaranteed investment contracts
and funding agreements	2,367.7		2,568.2	2,218.3		1,909.5
Supplementary contracts and
immediate annuities	816.1		884.6	803.3		716.8
Embedded derivative on reinsurance	230.9		230.9	-		-
Derivatives	611.6		611.6	492.9		492.9
Investment contract guarantees:
Fixed indexed annuities	1,282.2		1,282.2	1,165.5		1,165.5
Guaranteed minimum withdrawal
and accumulation benefits	114.9		114.9	77.0		77.0
Notes to affiliates	435.0		419.3	435.0		447.2

(1)	Certain amounts included in Deferred annuities are also reflected within the Investment contract guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic
825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are

C-61

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is estimated based on the Net Asset Value
(“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Other investments: The fair value of other investments is estimated based on the
Company’s percentage of ownership of third party appraised value for joint ventures and third party appraised value for real estate. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the account values of the underlying contracts, plus the fair value of the unamortized ceding allowance based on the present value of the projected release of the ceding allowance, discounted at risk-free rates, plus a credit spread.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The

C-62

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

augmentation is present to account for non-performance risk. A margin for non-
financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contract holder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the
Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at
December 31, 2011 and 2010.

	2011	2010
Total commercial mortgage loans	$ 3,138.8	$ 2,970.9
Collective valuation allowance	(1.5)	(3.0)
Total net commercial mortgage loans	$ 3,137.3	$ 2,967.9

As of December 31, 2011, all commercial mortgage loans are held-for-investment. The
Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-
specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating

C-63

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process. The collective valuation allowance is determined based on historical loss rates as adjusted by current economic information for all loans that are not determined to have an individually-assessed loss. The changes in the collective valuation allowance were as follows for the years ended December 31, 2011 and 2010.

	2011	2010
Collective valuation allowance for losses, beginning of year	$ 3.0	$ 4.1
Addition to / (release of) allowance for losses	(1.5)	(1.1)
Collective valuation allowance for losses, end of year	$ 1.5	$ 3.0

The commercial mortgage loan portfolio is the recorded investment, prior to collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2011 and 2010.

	2011 (1)	2010 (1)
Loan to Value Ratio:
0% - 50%	$ 920.9	$ 1,140.4
50% - 60%	833.9	707.7
60% - 70%	1,173.2	903.4
70% - 80%	191.3	197.6
80% - 90%	19.5	21.8
Total Commercial Mortgage Loans	$ 3,138.8	$ 2,970.9
(1) Balances do not include allowance for mortgage loan credit losses.

	2011 (1)	2010 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 2,105.3	$ 2,038.3
1.25x - 1.5x	565.8	387.9
1.0x - 1.25x	355.5	255.2
Less than 1.0x	112.2	144.0
Mortgages secured by loans on land or construction loans	-	145.5
Total Commercial Mortgage Loans	$ 3,138.8	$ 2,970.9
(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with substantially all of commercial mortgages classified as performing. The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due. As of
December 31, 2011 and 2010, there were no commercial loans classified as delinquent.
The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is

C-64

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

discontinued. Interest accrual is not resumed until past due payments are brought current.
At December 31, 2011 and 2010, there were no commercial mortgage loans on nonaccrual status.

All commercial mortgages are evaluated for the purpose of quantifying the level of risk.
Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2011 and
2010.

	2011	2010
Impaired loans without valuation allowances	$ -		$16.5

Unpaid principal balance of impaired loans	$ -		$18.7

The following is information regarding impaired loans, restructured loans, loans 90 days or more past due and loans in the process of foreclosure for the years ended December 31, 2011, 2010, and 2009.

	2011		2010	2009
Impaired loans, average investment during the period	$ 8.3		$ 28.0	$ 19.8
Interest income recognized on impaired loans,
on an accrual basis		-	1.3	1.4
Interest income recognized on impaired loans,
on a cash basis		-	1.4	1.2
Loans in foreclosure, at amortized cost		-	-	8.7

Troubled Debt Restructuring

The Company has high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued

C-65

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring.
Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.
For the year ended December 31, 2011, the Company had one private placement troubled debt restructuring with pre-modification and post-modification carrying value of $9.8.

During the twelve months ended December 31, 2011, the Company had no loans modified in a troubled debt restructuring with a subsequent payment default.

Derivative Financial Instruments

See the Business, Basis of Presentation and Significant Accounting Policies note to these
Financial Statements for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the
Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the
Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S.
dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

C-66

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Total return swaps: Total return swaps are used to hedge against a decrease in variable annuity account values, which are invested in certain funds. The difference between floating-rate interest amounts calculated by reference to an agreed upon notional principal amount is exchanged with other parties at specified intervals.

Forwards: Certain forwards are acquired to hedge certain CMO assets held by the
Company against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards). The Company also uses currency forward contracts to hedge policyholder liabilities in variable annuity contracts which are linked to foreign indexes. The currency fluctuations may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices.
Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Options: Call options are used to hedge against an increase in the various equity indices.
Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense.

Embedded derivatives: The Company also has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-
term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust.

C-67

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31,
2011 and 2010.

		2011			2010
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge
accounting(1)
Cash flow hedges:
Interest rate contracts	-	$ -	$ -	6.5	$ 0.5	$ -
Foreign exchange contracts	-	-	-	25.4	-	0.2
Fair value hedges:
Interest rate contracts	-	-	-	73.0	-	7.2
Derivatives: Non-Qualifying for
hedge accounting(1)
Interest rate contracts	27,213.8	1,600.0	526.7	17,450.9	176.6	412.3
Foreign exchange contracts	1,297.8	9.7	42.4	908.4	5.1	41.9
Equity contracts	15,434.3	60.1	28.4	9,269.8	107.7	16.8
Credit contracts	143.4	0.9	14.1	333.8	3.2	14.5

Embedded derivatives:
Within retail annuity products(2)	N/A	-	1,397.1	N/A	-	1,242.5
Within reinsurance agreement (3)	N/A	-	230.9	N/A	20.9	-
Total		$ 1,670.7	$ 2,239.6		$ 314.0	$ 1,735.4
N/A - Not applicable.

(1)	The fair values of these derivatives are reported in Derivatives or Other liabilities on the Balance Sheets.
(2)	The fair values of embedded derivatives within retail annuity products are reported in Future policy benefits and claims reserves on the Balance Sheets.
(3)	The fair values of embedded derivatives within reinsurance agreements are reported in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

C-68

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended
December 31, 2011, 2010, and 2009.

	2011	2010	2009
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$ -	$ -	$ -
Fair value hedges:
Interest rate contracts	-	(3.3)	(1.8)
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	1,305.1	50.8	(183.8)
Foreign exchange contracts	(5.8)	9.3	(38.2)
Equity contracts	(548.2)	(853.4)	(2,070.4)
Credit contracts	(2.4)	1.0	(12.9)

Embedded derivatives:
Within retail annuity products(2)	(145.5)	(237.2)	(66.3)
Within reinsurance agreement (2)	(251.8)	(17.8)	38.7
Total	$ 351.4	$ (1,050.6)	$ (2,334.7)
~~(~~1) Changes in value for effective fair value hedges are recorded in Net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Net realized capital gains (losses) on the Statements of
Operations.
~~(~~2) Changes in value are included in Interest credited and other benefits to contract owners on the Statements of
Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own.
Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives
Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Balance Sheets and is reinvested in short-term investments.
Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets.
In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2011, the fair value of credit default swaps of $0.9 and
$14.1 was included in Derivatives and Other liabilities, respectively, on the Balance

C-69

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Sheets. At December 31, 2010, the fair value of credit default swaps of $3.2 and $14.5 was included in Derivatives and Other liabilities, respectively, on the Balance Sheets. As of December 31, 2011 and 2010, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $108.8 and $308.1, respectively.

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Beginning in the first quarter of 2011, the Company implemented a reversion to the mean technique of estimating its short-term equity market return assumptions. This change in estimate was applied prospectively in first quarter 2011. The reversion to the mean technique is a common industry practice in which DAC and VOBA unlocking for short-
term equity returns only occurs if equity market performance falls outside established parameters.

Activity within DAC was as follows for the years ended December 31, 2011, 2010, and
2009.

	2011	2010	2009
Balance at January 1	$ 3,155.0	$ 3,718.0	$ 4,205.5
Deferrals of commissions and expenses	138.1	197.4	411.7
Amortization:
Amortization	20.7	(616.9)	171.7
Interest accrued at 3.8% to 5.7%	221.6	230.2	191.3
Net amortization included in the
Statements of Operations	242.3	(386.7)	363.0
Change in unrealized capital gains/losses on
available-for-sale securities	(233.4)	(373.7)	(1,262.2)
Balance at December 31	$ 3,302.0	$ 3,155.0	$ 3,718.0

Activity within VOBA was as follows for the years ended December 31, 2011, 2010, and
2009.

	2011	2010	2009
Balance at January 1	$ 68.1	$ 113.4	$ 195.1
Amortization:
Amortization	(9.6)	(30.1)	(7.5)
Interest accrued at 3.8% to 5.7%	3.8	5.2	6.7
Net amortization included in the
Statements of Operations	(5.8)	(24.9)	(0.8)
Change in unrealized capital gains/losses on
available-for-sale securities	(15.8)	(20.4)	(80.9)
Balance at December 31	$ 46.5	$ 68.1	$ 113.4

C-70

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated amount of VOBA amortization expense, net of interest, is $8.7, $5.9, $8.2,
$7.9 and $7.6, for the years 2012, 2013, 2014, 2015, and 2016, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The net amortization of DAC and VOBA for the year ended December 31, 2011 experienced a favorable variance driven by lower actual gross profits, as well as higher estimated future gross profits.

During 2011, 2010, and 2009, the Company adjusted its projections for future gross profits due to actual experience in the year, adjusted its amortization for the impact of current period gross profit variances, and revised and unlocked certain assumptions for its
fixed and variable annuity products.	These adjustments and their acceleration
(deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 2011, 2010, and 2009.

	2011	2010	2009
Impact of separate account growth and contract owner
withdrawal behavior different from assumptions	$ 48.3	$ 114.2	$ (324.1)
Impact of current year gross profit variances	2.0	(40.2)	342.6
Unlock of mortality, lapse, expense and mutual fund
sharing assumptions	(32.0)	(81.6)	88.9
Impact of refinements of gross profit projections	(8.0)	117.6	(0.9)
Total unlocking effect on Amortization of DAC and VOBA	$ 10.3	$ 110.0	$ 106.5

5.	Sales Inducements

During the year ended December 31, 2011, the Company capitalized and amortized $32.2 and $(22.9), respectively, of sales inducements. During the year ended December 31,
2010, the Company capitalized and amortized $46.9 and $(110.8), respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $626.5 and $665.9 as of December 31, 2011 and 2010, respectively.

6.	Capital Contributions, Dividends and Statutory Information

The Company’s ability to pay dividends to its parent is subject to the prior approval of the State of Iowa Insurance Division (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company’s earned statutory surplus

C-71

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

at the prior year end or (2) the Company’s prior year statutory net gain from operations.
Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During 2011, 2010, and 2009, the Company did not pay any dividends or return of capital distributions to its Parent.

During the year ended December 31, 2011 and 2010, the Company received $44.0 and
$749.0, respectively, in capital contributions from its Parent. On February 24, 2009, $2.2 billion was contributed to the direct and indirect insurance company subsidiaries of ING
AIH, of which $835.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the
United States. Statutory net income (loss) was $386.0, $(384.4), and $(638.3), for the years ended December 31, 2011, 2010, and 2009, respectively. Statutory capital and surplus was $2.2 billion and $1.7 billion as of December 31, 2011 and 2010, respectively.

The December 2011 variable annuity assumption changes undertaken by the Company resulted in an increase in gross statutory reserves with respect to variable annuity guaranteed living benefits which are ceded to SLDI under an automatic reinsurance agreement between the Company and SLDI. SLDI’s increased credit for reinsurance obligations with respect to the increase in ceded statutory reserves is supported in part by a $1.5 billion unconditional and irrevocable letter of credit issued by ING Bank N.V. on
December 31, 2011, which matures on December 31, 2031. The letter of credit was issued pursuant to a Contingent Capital Letter of Credit Facility Agreement between ING
Bank and SLDI and is not confirmed by a qualifying US financial institution recognized by the NAIC SVO (“unconfirmed”). The Division allowed the Company to accept the unconfirmed letter of credit and take reserve credit for the letter of credit with respect to the variable annuity guaranteed living benefits ceded under the reinsurance agreement between the Company and SLDI and it is not a permitted practice.

During the period from December 31, 2008 through July 1, 2010, due to the reduction in liquidity and the limited availability of Letter of Credit US confirming banks, the
Division also allowed the Company to accept and take statutory reserve credit for unconfirmed letters of credit issued by ING Bank N.V. in amounts up to $320.0 with respect to the variable annuity guaranteed living benefits ceded under the reinsurance agreement between the Company and SLDI. Approval of the Company’s reserve credit related to unconfirmed letters of credit was undertaken by the Division pursuant to authority granted under Iowa’s credit for reinsurance regulation and was not a permitted practice.

C-72

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 - Variable
Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting. Where the application of AG43 produces higher reserves than the
Company had otherwise established under previous standards, the Company may request permission from the Division to grade-in the impact of higher reserve over a three year period. During 2009, the Company elected this grade-in provision as allowed under
AG43 and as approved by the Division. The impact of the grade-in for the year ended
December 31, 2009 was an increase in reserves and a corresponding decrease in statutory surplus of $79.2. Since the AG43 reserves as of December 31, 2010 were lower than reserves established under previous standards, the Company did not elect the grade in provision. The full impact of adopting AG43 as of December 31, 2010 was an increase in reserves of $24.9.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge was required to be applied to the additional admitted deferred tax assets generated by SSAP 10R. The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009 adoption, including the 5% pre-tax RBC charge, was extended through December 31,
2011. The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of
$86.5 and $70.4 as of December 31, 2011 and 2010, respectively. This adoption had no impact on total liabilities or net income.

C-73

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

7.	Additional Insurance Benefits and Minimum Guarantees

Under the requirements of ASC Topic 944, the Company calculates reserve liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”), guaranteed minimum income benefits (“GMIB”), guaranteed minimum withdrawal benefit with life payouts (“GMWBL”), guaranteed minimum accumulation benefits (“GMAB”) and guarantee minimum withdrawal benefits without lifetime guarantees (“GMWB”) additional reserves at December 31, 2011.

Area	2011 Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios

Mean investment performance	GMDB:
The mean investment performance varies by fund group. In general we group all separate account returns into 6 fund groups, and generate stochastic returns for each of these fund groups. The overall mean separate account return is 8.125%. The general account fixed portion is a small percentage of the overall total.

GMIB / GMWBL:
8.125% based on a single fund group.

GMAB / GMWB:
Zero rate curve

Volatility	GMDB: 15.76%

GMIB / GMWBL: 16.53%

GMAB / GMWB: Implied volatilities through the 5-year tenor and then a blend of implied and historical thereafter

Mortality	Depending on the type of benefit and gender, the Company uses
Annuity 2011 Basic Table constructed by improving the Annuity 2000 basic table using Modified Projection Scale G with 11 years of improvement. Table multipliers were derived by comparing 2006 - 2010 mortality experience to base table mortality. Multipliers grade to 100%
on a straight line from age 80 to 100.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness. A lapse margin was reflected in the GMAB / GMWB fair value reserves.

C-74

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Discount rates	GMDB / GMIB / GMWBL:
5.5% based on management’s best estimate of the long term credited rate of return.

GMAB / GMWB:
Zero rate curve plus adjustment for non-performance risk; non-
performance risk varies between 0.95% and 1.65% based on term structure.

The Company completed its annual review of actuarial assumptions for its variable annuity block of business in the fourth quarter of 2011, and updated the assumptions used in determining the future policy benefit reserves for its variable annuity products. The assumptions for its variable annuity block were updated for lapses, mortality, annuitization and utilization rates, with the most significant revision coming from the adjustment of lapse assumptions. The assumption changes resulted in an increase in gross reserves as of December 31, 2011 of approximately $338.0, a portion of which is covered under various reinsurance agreements with SLDI or other third party reinsurers.
As of December 31, 2011, the increase in reserves, net of reinsurance, was $18.3.

The calculation of the GMIB and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed benefit reserves.

The separate account liabilities subject to the requirements for additional reserve liabilities under ASC Topic 944 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2011 and 2010, and the paid and incurred amounts by type for the years ended December 31,
2011 and 2010, were as follows:

C-75

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(GMWBL)
Separate account liability
at December 31, 2011	$ 39,356.9	$ 1,105.9	$ -	$ -
Separate account liability
at December 31, 2010	$ 44,413.3	$ 1,442.6	$ -	$ -

Additional liability balance:
Balance at January 1, 2010	$ 477.6	$ 73.9	$ -	$ -
Incurred guaranteed benefits	21.4	13.8	-	-
Paid guaranteed benefits	(125.1)	(10.7)	-	-
Balance at December 31, 2010	$ 373.9	$ 77.0	$ -	$ -
Incurred guaranteed benefits	246.7	40.1
Paid guaranteed benefits	(110.3)	(2.2)
Balance at December 31, 2011	$ 510.3	$ 114.9	$ -	$ -

The net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of December 31, 2011 and 2010.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(GMWBL)
2011
Net amount at risk, net of reinsurance	$ 8,699.0	$ 63.2	$ -	$ -
Weighted average attained age	68	62	-	-
2010
Net amount at risk, net of reinsurance	$ 6,918.5	$ 52.4	$ -	$ -
Weighted average attained age	67	62	-	-

C-76

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2011 and 2010 was $39.4 billion and $44.4 billion, respectively.

8.	Income Taxes

	Income tax expense (benefit) consisted of the	following for the		years ended
	December 31, 2011, 2010, and 2009.

		2011	2010	2009
	Current tax expense (benefit):
	Federal	$ (195.8)	$ 622.9	$ (357.2)
	Total current tax expense (benefit)	(195.8)	622.9	(357.2)
	Deferred tax expense (benefit):
	Federal	196.9	(678.0)	220.7
	Total deferred tax expense (benefit)	196.9	(678.0)	220.7
	Total income tax expense (benefit)	$ 1.1	$ (55.1)	$ (136.5)

	Income taxes were different from the amount computed by applying the federal income
	tax rate to income before income taxes for the following reasons for the years ended
	December 31, 2011, 2010, and 2009.

		2011	2010	2009
	Income (loss) before income taxes	$ 399.1	$ 26.2	$ (133.3)
	Tax rate	35.0%	35.0%	35.0%
	Income tax expense (benefit) at federal statutory rate	139.7	9.2	(46.6)
	Tax effect of:
	Dividend received deduction	(30.3)	(75.9)	(53.7)
	Tax valuation allowance	(109.0)	64.0	(35.6)
	Audit settlement	3.3	(49.2)	0.1
	Tax credits	(2.0)	(3.5)	(1.0)
	Other	(0.6)	0.3	0.3
	Income tax expense (benefit)	$ 1.1	$ (55.1)	$ (136.5)

C-77

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2011 and 2010, are presented below.

	2011	2010
Deferred tax assets:
Future policy benefits	$ 398.2	$ 503.4
Goodwill	0.2	1.0
Investments	662.7	839.0
Employee compensation and benefits	50.7	43.2
Other	172.4	84.0
Total gross assets before valuation allowance	1,284.2	1,470.6
Less: valuation allowance	(12.1)	(199.6)
Assets, net of valuation allowance	1,272.1	1,271.0
Deferred tax liabilities:
Deferred policy acquisition costs	(1,315.7)	(1,231.3)
Unrealized gains	(312.1)	(139.3)
Value of business acquired	(29.6)	(31.3)
Other	(33.6)	(50.1)
Total gross liabilities	(1,691.0)	(1,452.0)
Net deferred income tax liability	$ (418.9)	$ (181.0)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. At December 31, 2011, the Company did not have a tax valuation allowance related to realized and unrealized capital losses. At
December 31, 2010, the Company had a tax valuation allowance of $187.5 related to realized and unrealized capital losses. As of December 31, 2011 and 2010, the Company had a full tax valuation allowance of $12.1 related to foreign tax credits, the benefit of which is uncertain. The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(79.0), $(173.0), and $(64.7), for the years ended December 31, 2011, 2010, and 2009, respectively.

Tax Sharing Agreement

The Company had a receivable from ING AIH of $204.0 at December 31, 2011 and a payable to ING AIH of $79.2 at December 31, 2010, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company’s operations are included in the consolidated tax return of
ING AIH. Generally, the Company’s financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss

C-78

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended
December 31, 2011 and 2010 are as follows:

	2011	2010
Balance at beginning of period	$ 28.0	$ 60.3
Additions for tax positions related to prior years	6.1	28.0
Reductions for taxpositions related to prior years	(6.1)	(60.2)
Reductions for settlements with taxing authorities	(25.3)	(0.1)
Balance at end of period	$ 2.7	$ 28.0

The Company had $2.7 of unrecognized tax benefits as of December 31, 2011 and 2010, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and
Statements of Operations, respectively. The Company had no accrued interest for the years ended December 31, 2011 and 2010. The decrease during the tax period ended
December 31, 2011 is primarily related to the settlement of the 2009 federal audit.

Tax Regulatory Matters

In March 2011, the IRS completed its examination of the Company’s returns through tax year 2009. In the provision for the year ended December 31, 2011, the Company reflected an increase in its tax expense based on the results of the IRS examination and monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s position.

The Company is currently under audit by the IRS for tax years 2010 through 2012 and it is expected that the examination of tax year 2010 will be finalized within the next twelve months. The timing of the payment (if any) of the remaining allowance of $2.7 cannot be

C-79

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

reliably estimated. The Company and the IRS have agreed to participate in the
Compliance Assurance Program (“CAP”) for the tax years 2010 through 2012.

9.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING
Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001.
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The
Retirement Plan was amended and restated effective January 1, 2008. The Retirement
Plan was also amended on July 1, 2008, related to the admission of employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the
Company on or after January 1, 2009, would not be eligible to participate in the
Retirement Plan.

Beginning January 1, 2012, the Retirement Plan will use a cash balance pension formula instead of a final average pay (“FAP”) formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employ. For participants in the Retirement Plan as of
December 31, 2011, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the financial statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty
Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan
(except for certain specified employees) earns a benefit under a FAP formula.
Subsequent to December 31, 2001, ING North America is responsible for all Retirement
Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $11.5, $11.0, and $15.7, for the years ended 2011, 2010, and
2009, respectively, and are included in Operating expenses in the Statements of
Operations.

C-80

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings
Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component.
The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was amended effective January 1,
2011, to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the
Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING
North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule.
All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.3, $2.4, and $4.2, for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive
Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefits under the
SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective December 31, 2011, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-81

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs for the years ended December 31, 2011 and 2010.

	2011	2010
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$ 25.5	$ 25.9
Interest cost	1.3	1.5
Benefits paid	(1.1)	(1.2)
Actuarial gain on obligation	(0.2)	(0.6)
Plan adjustments	(0.3)	-
Curtailment or settlement	-	(0.1)
Projected benefit obligation, December 31	$ 25.2	$ 25.5

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ -	$ -

Amounts recognized in the Balance Sheets consist of:

	2011	2010
Accrued benefit cost	$ (25.2)	$ (25.5)
Accumulated other comprehensive income	6.4	7.5
Net amount recognized	$ (18.8)	$ (18.0)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2011 and 2010, benefit obligation for the SERPs were as follows:

	2011	2010
Discount rate at end of period	4.75%	5.50%
Rate of compensation increase	3.00%	3.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.75% was the appropriate discount rate as of December 31, 2011, to calculate the Company’s accrued benefit liability.

C-82

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2011	2010	2009
Discount rate	5.50%	6.00%	6.00%
Rate of increase in compensation levels	3.00%	3.00%	1.50%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs for the years ended December 31, 2011, 2010, and 2009, were as follows:

	2011	2010	2009
Interest cost	$ 1.3	$ 1.5	$ 1.3
Net actuarial loss recognized in the year	0.6	0.8	0.4
Net periodic benefit cost	$ 1.9	$ 2.3	$ 1.7

Cash Flows

In 2012, the employer is expected to contribute $1.5 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2012 through
2016, and thereafter through 2021, are estimated to be $1.5, $1.6, $1.6, $1.6, $1.6 and
$8.3, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan
(“leo”), which provides employees of the Company who are selected by the ING
Executive Board with options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of
American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter

C-83

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options
(i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from
Euros to U.S. dollars based on the daily average exchange rate between the Euro and the
U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock
Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on
ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”). The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the participant when he or she accepts the award. The LSPP will provide employees of the
Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of
EUR 100,000. The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount

C-84

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment. Unlike the leo plan, no options on
ING shares in the form of ADRs will be granted under the LSPP. To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $4.2, $2.6, and $4.5, for the years ended December 31,
2011, 2010, and 2009, respectively, primarily related to leo.

For leo, the Company recognized minimal tax benefits in 2011, 2010, and 2009.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING
North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1,
2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory
coverage and optional contributory coverage.	The ING Americas Deferred
Compensation Savings Plan is a deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2011, 2010, and 2009, were $3.4, $2.1, and $5.8, respectively.

C-85

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

  Underwriting and distribution agreement with Directed Services LLC (“DSL”)
  (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-
  dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2011, 2010, and
  2009, commissions were incurred in the amounts of $201.1, $204.3, and $268.0, respectively.
  Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $56.2, $49.0, and $51.0, respectively.
  Intercompany agreement with DSL pursuant to which DSL agreed, effective
  January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues
  DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products. For the years ended December 31, 2011 and 2010, revenue under the
  DSL intercompany agreement was $143.4 and $146.9, respectively. Prior to
  January 1, 2010, the Company was a party to a service agreement with DSL pursuant to which the Company provided managerial and supervisory services to
  DSL and earned a fee. This service agreement was terminated as of January 1,
  2010. For the year ended December 31, 2009, revenue for these services was $123.2.
  Intercompany agreement with IIM pursuant to which IIM agreed, effective January
  1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products.
  For the years ended December 31, 2011 and 2010, revenue under the IIM intercompany agreement was $35.3 and $32.0, respectively.
  Services agreements with ING North America, dated September 1, 2000 and
  January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended
  December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of
  $110.3, $91.6, and $77.1, respectively. Effective October 1, 2010, the services agreement with ING North America dated January 1, 2001, was amended in order

C-86

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  for the Company to provide ING North America with use of the corporate office facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the “Atlanta Office”) in
  exchange for ING North America’s payment of the Company’s direct and indirect costs for the Atlanta Office.
  Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended December 31, 2011, 2010, and 2009, expenses related to the agreements were incurred in the amount of $14.0 $31.0, and $26.3, respectively.
  Administrative Services Agreement between the Company, ReliaStar Life
  Insurance Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended
  December 31, 2011, 2010, and 2009, revenue related to the agreement was $3.1,
  $2.1, and $3.1, respectively.
  ING Advisors Network, a group of broker-dealers formerly affiliated with the
  Company, distributed the Company’s annuity products. For the years ended
  December 31, 2010, and 2009, ING Advisors Network sold new contracts of
  $117.5, and $442.2, respectively. Certain of these affiliated broker-dealers were sold to Lightyear Capital LLC effective February 1, 2010.
  Services agreement between the Company, Security Life of Denver Insurance
  Company (“SLD”), an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and SLD with respect to its Financial Products unit. For the years ended
  December 31, 2011, 2010, and 2009, the Company incurred expenses of $3.6, $4.8, and $7.6, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-
owned subsidiary of its Parent.

Reinsurance Agreements

Reinsurance Ceded

Waiver of Premium – Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, Security Life of Denver International Limited (“SLDI”).
Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements)

C-87

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

assumed from ReliaStar Life Insurance Company (“RLI”), an affiliate, related to the
Group Annual Term Coinsurance Funds Withheld agreement between the Company and
RLI described under “Reinsurance Assumed” below.

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the Company established a funds withheld liability for $188.5 to SLDI and
SLDI purchased a $65.0 letter of credit to support the ceded Statutory reserves of $245.6.
In addition, the Company recognized a gain of $17.9 based on the difference between the premium paid and the ceded U.S. GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2011 and 2010, the value of the funds withheld liability under this agreement was $190.7 and $191.3, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2011 and
2010, the Company had an embedded derivative under this agreement with a value of
$(4.8) and $8.5, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Group Term Life – Monthly Renewable Term

Effective June 30, 2009, the Company entered into a monthly renewable term (“MRT”)
reinsurance agreement with Canada Life Assurance Company (“Canada Life”), an unaffiliated Canadian insurance company. Under the terms of the agreement, the
Company ceded 90% of its net retained in-force block of group term life business and any new group term life business assumed from RLI, an affiliate, to Canada Life. The coinsurance agreement is accounted for using the deposit method. Effective October 1,
2010, the treaty was amended to discontinue ceding the group life waiver of premium business.

Guaranteed Living Benefit – Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to
SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2011 and 2010, revenue related to the agreement was $12.4 and $11.9, respectively.

C-88

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company, and the Company deposited those assets into a funds withheld trust account. As of December 31, 2011, the assets on deposit in the trust account increased to $5.3 billion. The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $5.0 billion and $3.3 billion, at December 31, 2011 and 2010, respectively.
In addition, as of December 31, 2011 and 2010, the Company had an embedded derivative with a value of $235.7 and $(29.4), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated
automatic reinsurance agreement in order to provide more flexibility to the Company and
SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, ING Investment Management LLC, as subadviser for the funds withheld account.

At December 31, 2011 and 2010, the value of reserves ceded by the Company under this agreement was $1.9 billion and $1.0 billion, respectively. In addition, a deferred loss in the amount of $356.4 and $355.9 at December 31, 2011 and 2010, respectively, is included in Other assets on the Balance Sheets and is amortized over the reinsurance period of benefit.

Multi-year Guaranteed Fixed Annuity – Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, Security Life of Denver Insurance Company (“SLD”). Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. In addition, the
Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

C-89

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission.
The Company incurred amortization expense of the negative ceding commission of $7.2,
$21.4, and $17.9, for the years ended December 31, 2011, 2010, and 2009, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life – Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement.
As of December 31, 2011 and 2010, the value of reserves ceded by the Company under this agreement was $18.7 and $18.1, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance
Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes to SLD, from time to time, certain GICs on a 100% coinsurance basis.
The Company utilizes this reinsurance facility primarily for diversification and asset-
liability management purposes in connection with this business, which is facilitated by the fact that SLD is also a major GIC issuer. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

The value of GIC reserves ceded by the Company under this agreement was $121.4 and
$40.0 at December 31, 2011 and 2010, respectively.

Reinsurance Assumed

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and certain level premium term life insurance policies assumed by RLI from ReliaStar Life Insurance Company of New
York under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

C-90

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

There was no initial consideration received by the Company from RLI under this agreement. The Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.9 is included in Future policy benefits and claims reserves on the
Balance Sheets. The fee is accrued for and subsequently settled in cash each quarterly accounting period.

Individual Life – Yearly Renewable Term

Effective December 1, 2008 and December 31, 2008, respectively, the Company entered into two yearly renewable term reinsurance agreements with its affiliate, RLI, for an indefinite duration. Under the terms of the agreements, the Company assumed 100% of
RLI’s mortality risk associated with the net amount at risk under specific life insurance policies, including:

  Individual life policies issued by RLI and previously assumed by RLI from
  eliaStar Life Insurance Company of New York (“RLNY”), with policy dates prior to January 1, 2000, including certain term life, universal life, variable universal life, and whole life, insurance policies.
  In force individual life policies issued by RLI, where premiums are paid on the insured’s behalf through payroll deduction and which were marketed by employee benefit brokers.

The Company received initial consideration of $3.9 from RLI. Thereafter, the Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

As of December 31, 2011 and 2010, the value of the reserves assumed by the Company under these agreements was $9.4 and $9.6, respectively.

Group Annual Term – Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the
Company assumed 100% quota share of RLI’s net retained liability under certain
Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the
Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the
Company as funds withheld, as security for ceded liabilities and against which ceded

C-91

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of Waiver of
Premium - Coinsurance Funds Withheld Agreement between the Company and SLDI under “Reinsurance Ceded” above).

As of December 31, 2011 and 2010, the value of the reserves assumed by the Company under this agreement was $453.1 and $465.5, respectively.

Group Life – Funds Withheld

Effective December 31, 2008, the Company entered into a funds withheld agreement with
RLI pursuant to which the Company assumed 100% quota share of RLI’s net retained liability under assumed group life reinsurance in-force. Effective January 1, 2010 and as a result of the sale of ING’s U.S. Group Reinsurance business to Reinsurance Group of
America, this agreement was terminated.

The initial premium of $60.0 for this agreement was equal to the net Statutory reserve assumed by the Company. Thereafter, premiums were equal to the total earned reinsurance premiums collected by RLI, less a ceding commission. RLI retained all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses were offset. Net settlements were made on a monthly basis. In addition, the Company provided reserve credit (in the excess of the funds withheld balance) to RLI through either a cash deposit or letter of credit. As of
December 31, 2011 and 2010, the Company did not have any reserves assumed under this agreement.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January
2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0%
of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of
ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company did not incur interest expense for the year ended
December 31, 2011 and 2010. The Company incurred interest expense of $0.4 for the year ended December 31, 2009. The Company earned interest income of $1.0, $1.2, and

C-92

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

$1.7, for the years ended December 31, 2011, 2010, and 2009, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2011 and 2010, the
Company had an outstanding receivable of $535.9 and $593.6, respectively, with ING
AIH under the reciprocal loan agreement.

Total Return Swap

During December 2010, the Company entered into a series of interest rate swaps with external counterparties. The Company also entered into a short-term mirror total return swap (“TRS”) transaction with ING Verzekeringen N.V. (“ING V”), its indirect parent company. The outstanding market value of the TRS was $11.6 at December 31, 2010.
The TRS matured January 3, 2011.

Long-term debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on
December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa
Insurance Commissioner. Interest expense was $2.8 for each of the years ended
December 31, 2011, 2010, and 2009, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, RLI, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4 for each of the years ended
December 31, 2011, 2010, and 2009, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent,
Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company,
ING Verzekeringen N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

C-93

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The funding agreement was scheduled to mature on August 10, 2012, however it was terminated on September 14, 2011, with an early termination fee paid to the Company of
$3.2.

Illiquid Assets Back-Up Facility

In the first quarter of 2009, ING reached an agreement, for itself and on behalf of certain
ING affiliates including the Company, with the Dutch State on the Illiquid Assets Back-
Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING
U.S. insurance with a book value of $36.0 billion, including book value of $1.4 billion of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).
As a result of the risk transfer, the Dutch State participates in 80% of any results of the
ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of
100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the
Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and
ING pursuant to which the Company conveyed to ING Support Holding an 80%
participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by
ING Support Holding of its right to receive payments from the Dutch State under the
Illiquid Assets Back-Up Facility related to the Company’s Designated Securities
Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-
Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s
Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made with respect to the 80% participation interest in the Company’s Designated
Securities Portfolio. The Dutch-State payment obligation to the Company under the
Company Back-Up Facility is accounted for as a loan receivable for U.S. GAAP and is reported in Loan-Dutch State obligation on the Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company reduced the unrealized loss balance in Accumulated other comprehensive loss included in

C-94

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Shareholder’s equity by $411.3 and recognized a gain of $117.6, which was reported in
Net realized capital losses on the Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s
Alt-A RMBS which had a book value of $18.9 was sold for cash to an affiliate, Lion II.
Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct
Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on
March 31, 2009, and the Company recognized a gain of $7.9 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital losses on the Statements of Operations.

As part of the final restructuring plan submitted to the EC in connection with its review of the Dutch state aid to ING, ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the
Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State
Transaction which closed on March 31, 2009, including the transfer price of the Alt-A
RMBS securities, remain unaltered and the additional payments are not borne by the
Company or any other ING U.S. subsidiaries.

Derivatives

As of December 31, 2011 and 2010, the Company had call options with a notional amount of $382.2 and $382.6, respectively, and market value of $4.9 and $14.0, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

11.	Reinsurance

At December 31, 2011, the Company had reinsurance treaties with 15 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities, and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate, RLI, related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

C-95

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance ceded in force for life mortality risks were $147.7 billion and $170.4 billion at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, net receivables were comprised of the following:

	2011	2010
Claims recoverable from reinsurers	$ 11.0	$ 14.4
Amounts due to reinsurers	(23.6)	(26.2)
Reinsurance reserves ceded	2,188.2	1,368.7
Deposits	1,377.6	1,600.4
Reinsurance receivable	498.1	508.6
Other	16.8	15.5
Total	$ 4,068.1	$ 3,481.4

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Premiums:
Direct premiums	$ 16.9	$ 17.8	$ 20.0
Reinsurance assumed	478.4	522.8	768.6
Reinsurance ceded	(39.1)	(260.0)	(2.5)
Net premiums	$ 456.2	$ 280.6	$ 786.1

Also see Reinsurance Agreements in the Related Party Transactions note to these
Financial Statements.

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2011, 2010, and 2009, rent expense for leases was
$7.7, $8.4, and $9.2, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2011 through 2015 are estimated to be $7.0, $6.6, $6.7, $6.5, and $5.3, respectively, and $3.0, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties.
Expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company.

C-96

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2011 and 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $255.3 and $529.2, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements
(“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the
CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2011 and 2010, the Company held
$821.2 and $57.9, respectively, of cash collateral, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held, on the Balance Sheets. In addition, as of December 31, 2011 and 2010, the Company delivered collateral of $779.8 and $749.7, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Balance Sheets.

FHLB Funding Agreements

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”)
and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2011 and 2010, the Company had $1,579.6 in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and claims reserves, in the
Balance Sheets. At December 31, 2011 and 2010, assets with a market value of $1,897.9 and $1,930.1, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the Balance
Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such

C-97

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations, and audits of the products and practices of the
Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company’s financial position or results of operations. It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31,
2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital gains (losses):
Fixed maturities	$ 1,331.1	$ 682.4	$ (554.7)
Equity securities, available-for-sale	1.0	6.9	3.5
Derivatives	(1.1)	0.3	-
DAC/VOBA adjustment on available-for-sale securities	(707.6)	(458.4)	(64.3)
Sales inducements adjustment on available-for-sale securities	(129.2)	(80.4)	(0.1)
Other investments	(35.7)	(35.7)	(25.0)
Unrealized capital gains (losses), before tax	458.5	115.1	(640.6)
Net deferred income taxassets (liability)	(21.4)	19.8	111.3
Unrealized capital gains (losses), after tax	437.1	134.9	(529.3)
Pension liability, net of tax	(1.9)	(2.6)	(3.2)
Accumulated other comprehensive income (loss)	$ 435.2	$ 132.3	$ (532.5)

C-98

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA, and tax related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$ 619.7	$ 1,244.0	$ 3,181.9
Equity securities, available-for-sale	(5.9)	3.4	7.2
Derivatives	(1.4)	0.3	-
DAC/VOBA adjustment on available-for-sale securities	(249.2)	(394.1)	(1,343.1)
Sales inducements adjustment on available-for-sale securities	(48.8)	(80.3)	(102.3)
Other investments	-	(10.7)	0.9
Change in unrealized gains on securities, before tax	314.4	762.6	1,744.6
Deferred income tax liability	(31.0)	(93.9)	(546.0)
Change in unrealized gains on securities, after tax	283.4	668.7	1,198.6

Change in other-than-temporary impairment losses, before tax	29.0	(6.9)	(100.1)
Deferred income tax asset/liability	(10.2)	2.4	35.0
Change in other-than-temporary impairment losses, after tax	18.8	(4.5)	(65.1)

Pension and other post-employment benefit liability, before tax	1.0	0.9	(0.6)
Deferred income tax asset/liability	(0.3)	(0.3)	-
Pension and other post-employment benefit liability, after tax	0.7	0.6	(0.6)

Net change in AOCI, after tax	$ 302.9	$ 664.8	$ 1,132.9

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital holding gains (losses)
arising during the year (1)	$ 246.0	$ 500.6	$ 888.7
Reclassification adjustment for gains (losses)
and other items included in Net income (loss) (2)	(22.8)	(9.4)	180.1
Change in deferred tax valuation allowance	79.0	173.0	64.7

Net change in unrealized capital gains (losses) on securities	$ 302.2	$ 664.2	$ 1,133.5
(1) Pretax unrealized capital holding gains (losses) arising during the year were $378.5, $770.2, and $1,367.2 for the years ended December 31, 2011, 2010, and 2009, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $34.9, $14.5, and $(277.0), for the years ended December 31, 2011, 2010, and 2009, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income
(loss) in the above table are generally determined by FIFO methodology.

C-99

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2011	First	Second	Third	Fourth
Total revenue	$ 351.7	$ 897.4	$ 2,693.7	$ (255.1)
Income (loss) before income taxes	37.9	119.0	374.0	(131.8)
Income tax expense (benefit)	16.7	1.8	23.1	(40.5)
Net income (loss)	$ 21.2	$ 117.2	$ 350.9	$ (91.3)

2010	First	Second	Third	Fourth
Total revenue	$ 375.0	$ 1,466.4	$ 201.4	$ (120.2)
Income (loss) before income taxes	5.4	(106.7)	130.9	(3.4)
Income tax expense (benefit)	(1.2)	(54.9)	(6.7)	7.7
Net income (loss)	$ 6.6	$ (51.8)	$ 137.6	$ (11.1)

C-100

FINANCIAL STATEMENTS
ING USA Annuity and Life Insurance Company
Separate Account B
Year Ended December 31, 2011
with Report of Independent Registered Public Accounting Firm

S-1

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2011

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting ING USA Annuity and Life Insurance Company Separate Account B (the
“Account”) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING Clarion Real Estate Portfolio - Service 2 Class
Columbia Funds Variable Insurance Trust:	ING Core Growth and Income Portfolio - Service Class
Columbia Asset Allocation Fund, Variable Series - Class A	ING Core Growth and Income Portfolio - Service 2 Class
Columbia Federal Securities Fund, Variable Series - Class A	ING DFA World Equity Portfolio - Service Class
Columbia Large Cap Growth Fund, Variable Series - Class A	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class B	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
Columbia Small Company Growth Fund, Variable Series -	ING Franklin Income Portfolio - Service Class
Class A	ING Franklin Income Portfolio - Service 2 Class
Columbia Funds Variable Series Trust II:	ING Franklin Mutual Shares Portfolio - Service Class
Columbia VP Large Cap Growth Fund - Class 1	ING Franklin Templeton Founding Strategy Portfolio - Service
Columbia VP Short Duration US Government Fund - Class 1	Class
Fidelity® Variable Insurance Products:	ING Global Resources Portfolio - Adviser Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING Global Resources Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING Global Resources Portfolio - Service 2 Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Invesco Van Kampen Growth and Income Portfolio -
Franklin Templeton Variable Insurance Products Trust:	Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Invesco Van Kampen Growth and Income Portfolio -
ING Balanced Portfolio, Inc.:	Service 2 Class
ING Balanced Portfolio - Class S	ING JPMorgan Emerging Markets Equity Portfolio - Service
ING Intermediate Bond Portfolio:	Class
ING Intermediate Bond Portfolio - Class S	ING JPMorgan Emerging Markets Equity Portfolio - Service 2
ING Investors Trust:	Class
ING American Funds Asset Allocation Portfolio	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING American Funds Bond Portfolio	ING JPMorgan Small Cap Core Equity Portfolio - Service 2
ING American Funds Global Growth and Income Portfolio	Class
ING American Funds Growth Portfolio	ING Large Cap Growth Portfolio - Service Class
ING American Funds Growth-Income Portfolio	ING Large Cap Growth Portfolio - Service 2 Class
ING American Funds International Growth and Income Portfolio	ING Large Cap Value Portfolio - Service Class
ING American Funds International Portfolio	ING Limited Maturity Bond Portfolio - Service Class
ING American Funds World Allocation Portfolio - Service Class	ING Liquid Assets Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING Liquid Assets Portfolio - Service 2 Class
ING Artio Foreign Portfolio - Service 2 Class	ING Lord Abbett Growth and Income Portfolio - Service Class
ING BlackRock Health Sciences Opportunities Portfolio -	ING Lord Abbett Growth and Income Portfolio - Service 2 Class
Service Class	ING Marsico Growth Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Service	ING Marsico Growth Portfolio - Service 2 Class
Class	ING MFS Total Return Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service 2 Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class	ING Morgan Stanley Global Franchise Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class	ING Morgan Stanley Global Franchise Portfolio - Service 2 Class
ING Clarion Global Real Estate Portfolio - Service Class	ING Morgan Stanley Global Tactical Asset Allocation Portfolio -
ING Clarion Global Real Estate Portfolio - Service 2 Class	Service Class
ING Clarion Real Estate Portfolio - Service Class	ING Oppenheimer Active Allocation Portfolio - Service Class

ING Investors Trust (continued):	ING Variable Insurance Trust:
ING PIMCO High Yield Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 5
ING PIMCO Total Return Bond Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 6
ING PIMCO Total Return Bond Portfolio - Service 2 Class	ING GET U.S. Core Portfolio - Series 7
ING Pioneer Fund Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 8
ING Pioneer Mid Cap Value Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 9
ING Retirement Conservative Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 10
ING Retirement Growth Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 11
ING Retirement Moderate Growth Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 12
ING Retirement Moderate Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 13
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 14
ING T. Rowe Price Capital Appreciation Portfolio - Service 2	ING Variable Portfolios, Inc.:
Class	ING BlackRock Science and Technology Opportunities
ING T. Rowe Price Equity Income Portfolio - Service Class	Portfolio - Class S
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	ING Euro STOXX 50 Index Portfolio - Class A
ING T. Rowe Price International Stock Portfolio - Service Class	ING FTSE 100 Index Portfolio - Class A
ING Templeton Global Growth Portfolio - Service Class	ING Hang Seng Index Portfolio - Class S
ING Templeton Global Growth Portfolio - Service 2 Class	ING Index Plus LargeCap Portfolio - Class S
ING Mutual Funds:	ING Index Plus MidCap Portfolio - Class S
ING Diversified International Fund - Class R	ING Index Plus SmallCap Portfolio - Class S
ING Partners, Inc.:	ING International Index Portfolio - Class S
ING American Century Small-Mid Cap Value Portfolio - Service	ING Japan TOPIX Index® Portfolio - Class A
Class	ING Russell™ Large Cap Growth Index Portfolio - Class S
ING Baron Small Cap Growth Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class S
ING Columbia Small Cap Value II Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Davis New York Venture Portfolio - Service Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Global Bond Portfolio - Service Class	ING Russell™ Mid Cap Index Portfolio - Class S
ING Invesco Van Kampen Comstock Portfolio - Service Class	ING Russell™ Small Cap Index Portfolio - Class S
ING Invesco Van Kampen Equity and Income Portfolio - Initial	ING Small Company Portfolio - Class S
Class	ING U.S. Bond Index Portfolio - Class S
ING Invesco Van Kampen Equity and Income Portfolio - Service	ING WisdomTreeSM Global High-Yielding Equity Index
Class	Portfolio - Class S
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Variable Products Trust:
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING International Value Portfolio - Class S
Service Class	ING MidCap Opportunities Portfolio - Class S
ING Oppenheimer Global Portfolio - Initial Class	ING SmallCap Opportunities Portfolio - Class S
ING Oppenheimer Global Portfolio - Service Class	Invesco Variable Insurance Funds:
ING PIMCO Total Return Portfolio - Service Class	Invesco V.I. Leisure Fund - Series I Shares
ING Solution 2015 Portfolio - Service Class	Legg Mason Partners Variable Equity Trust:
ING Solution 2025 Portfolio - Service Class	Legg Mason ClearBridge Variable Large Cap Value Portfolio -
ING Solution 2035 Portfolio - Service Class	Class I
ING Solution 2045 Portfolio - Service Class	Legg Mason Global Currents Variable International All Cap
ING Solution Income Portfolio - Service Class	Opportunity Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Legg Mason Partners Variable Income Trust:
Service Class	Legg Mason Western Asset Variable High Income Portfolio
ING T. Rowe Price Growth Equity Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING Templeton Foreign Equity Portfolio - Service Class	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA -
ING Thornburg Value Portfolio - Initial Class	Service Class
ING Thornburg Value Portfolio - Service Class	PIMCO Variable Insurance Trust:
ING UBS U.S. Large Cap Equity Portfolio - Service Class	PIMCO Real Return Portfolio - Administrative Class
ING Strategic Allocation Portfolios, Inc.:	Pioneer Variable Contracts Trust:
ING Strategic Allocation Conservative Portfolio - Class S	Pioneer Equity Income VCT Portfolio - Class II
ING Strategic Allocation Growth Portfolio - Class S	ProFunds:
ING Strategic Allocation Moderate Portfolio - Class S	ProFund VP Bull
ING Variable Funds:	ProFund VP Europe 30
ING Growth and Income Portfolio - Class A	ProFund VP Rising Rates Opportunity
ING Growth and Income Portfolio - Class I	Wells Fargo Funds Trust:
ING Growth and Income Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund - Class 2

Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund -
Class 2
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
Wells Fargo Advantage VT Total Return Bond Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance
Company Separate Account B at December 31, 2011, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia April 4, 2012

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Columbia Small
	BlackRock	Columbia Asset Columbia Small		Company	Columbia VP
	Global	Allocation	Cap Value	Growth Fund,	Large Cap
	Allocation V.I.	Fund, Variable	Fund, Variable	Variable	Growth Fund -
	Fund - Class III	Series - Class A	Series - Class B	Series - Class A	Class 1
Assets
Investments in mutual funds
at fair value	$ 1,082,232	$ 279	$ 132,485	$ 11	$ 271
Total assets	1,082,232	279	132,485	11	271

Liabilities
Payable to related parties	136	-	33	-	-
Total liabilities	136	-	33	-	-
Net assets	$ 1,082,096	$ 279	$ 132,452	$ 11	$ 271

Net assets
Accumulation units	$ 1,082,096	$ 279	$ 132,452	$ 11	$ 271
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,082,096	$ 279	$ 132,452	$ 11	$ 271

Total number of mutual fund shares	81,493,377	23,651	9,111,794	983	41,013

Cost of mutual fund shares	$ 1,042,190	$ 325	$ 157,175	$ 12	$ 309

The accompanying notes are an integral part of these financial statements.
4

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	Columbia VP	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Short Duration	Equity-Income	Contrafund®	Cap Value	ING Balanced
	US Government	Portfolio -	Portfolio -	Securities	Portfolio -
	Fund - Class 1	Service Class 2	Service Class 2	Fund - Class 2	Class S
Assets
Investments in mutual funds
at fair value	$ 4	$ 157,163	$ 662,973	$ 11,820	$ 5,392
Total assets	4	157,163	662,973	11,820	5,392

Liabilities
Payable to related parties	-	30	104	1	-
Total liabilities	-	30	104	1	-
Net assets	$ 4	$ 157,133	$ 662,869	$ 11,819	$ 5,392

Net assets
Accumulation units	$ 4	$ 157,133	$ 662,869	$ 11,819	$ 5,392
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4	$ 157,133	$ 662,869	$ 11,819	$ 5,392

Total number of mutual fund shares	394	8,536,819	29,283,273	761,131	487,955

Cost of mutual fund shares	$ 4	$ 204,147	$ 727,094	$ 9,896	$ 5,984

The accompanying notes are an integral part of these financial statements.
5

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING American
	ING	ING American		Funds Global
	Intermediate	Funds Asset	ING American	Growth and	ING American
	Bond Portfolio -	Allocation	Funds Bond	Income	Funds Growth
	Class S	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,214,821	$ 340,980	$ 463,801	$ 6,823	$ 1,884,331
Total assets	1,214,821	340,980	463,801	6,823	1,884,331

Liabilities
Payable to related parties	197	46	63	1	320
Total liabilities	197	46	63	1	320
Net assets	$ 1,214,624	$ 340,934	$ 463,738	$ 6,822	$ 1,884,011

Net assets
Accumulation units	$ 1,214,624	$ 340,934	$ 463,738	$ 6,822	$ 1,884,011
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,214,624	$ 340,934	$ 463,738	$ 6,822	$ 1,884,011

Total number of mutual fund shares	98,445,814	35,444,939	44,725,309	711,521	39,191,577

Cost of mutual fund shares	$ 1,202,341	$ 277,962	$ 432,882	$ 7,113	$ 2,034,511

The accompanying notes are an integral part of these financial statements
6

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING American
	Funds		ING American
	International	ING American	Funds World	ING Artio	ING Artio
	Growth and	Funds	Allocation	Foreign	Foreign
	Income	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 4,490	$ 977,280	$ 184,342	$ 360,019	$ 30,964
Total assets	4,490	977,280	184,342	360,019	30,964

Liabilities
Payable to related parties	-	161	28	71	6
Total liabilities	-	161	28	71	6
Net assets	$ 4,490	$ 977,119	$ 184,314	$ 359,948	$ 30,958

Net assets
Accumulation units	$ 4,490	$ 977,119	$ 184,314	$ 359,948	$ 30,958
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,490	$ 977,119	$ 184,314	$ 359,948	$ 30,958

Total number of mutual fund shares	492,304	69,606,866	17,341,698	40,588,440	3,510,714

Cost of mutual fund shares	$ 4,880	$ 1,299,174	$ 195,549	$ 572,866	$ 47,475

The accompanying notes are an integral part of these financial statements.
7

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock	ING Clarion
	Health Sciences	Inflation	Growth	Large Cap	Global Real
	Opportunities Protected Bond		Portfolio -	Growth	Estate
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 175,395	$ 504,386	$ 134	$ 138,531	$ 120,782
Total assets	175,395	504,386	134	138,531	120,782

Liabilities
Payable to related parties	34	73	-	27	20
Total liabilities	34	73	-	27	20
Net assets	$ 175,361	$ 504,313	$ 134	$ 138,504	$ 120,762

Net assets
Accumulation units	$ 175,361	$ 504,313	$ 134	$ 138,504	$ 120,762
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 175,361	$ 504,313	$ 134	$ 138,504	$ 120,762

Total number of mutual fund shares	15,278,343	46,273,934	13,877	14,475,587	13,586,280

Cost of mutual fund shares	$ 163,127	$ 489,188	$ 165	$ 125,691	$ 128,165

The accompanying notes are an integral part of these financial statements.
8

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion	ING Clarion	ING DFA	ING FMRSM
	Estate	Real Estate	Real Estate	World Equity	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,815	$ 293,020	$ 20,211	$ 156,812	$ 627,060
Total assets	1,815	293,020	20,211	156,812	627,060

Liabilities
Payable to related parties	-	74	4	23	144
Total liabilities	-	74	4	23	144
Net assets	$ 1,815	$ 292,946	$ 20,207	$ 156,789	$ 626,916

Net assets
Accumulation units	$ 1,815	$ 292,935	$ 20,207	$ 156,789	$ 626,914
Contracts in payout (annuitization)	-	11	-	-	2
Total net assets	$ 1,815	$ 292,946	$ 20,207	$ 156,789	$ 626,916

Total number of mutual fund shares	203,243	12,358,480	856,773	20,471,505	46,448,884

Cost of mutual fund shares	$ 2,035	$ 299,990	$ 21,239	$ 152,744	$ 640,322

The accompanying notes are an integral part of these financial statements.
9

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING Franklin
Templeton
	ING FMRSM	ING Franklin	ING Franklin	ING Franklin	Founding
	Diversified Mid	Income	Income	Mutual Shares	Strategy
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 29,609	$ 456,328	$ 9,009	$ 178,190	$ 747,966
Total assets	29,609	456,328	9,009	178,190	747,966

Liabilities
Payable to related parties	5	70	1	26	115
Total liabilities	5	70	1	26	115
Net assets	$ 29,604	$ 456,258	$ 9,008	$ 178,164	$ 747,851

Net assets
Accumulation units	$ 29,604	$ 456,258	$ 9,008	$ 178,164	$ 747,851
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 29,604	$ 456,258	$ 9,008	$ 178,164	$ 747,851

Total number of mutual fund shares	2,204,694	46,899,074	927,844	23,111,594	92,570,093

Cost of mutual fund shares	$ 29,623	$ 451,486	$ 8,329	$ 185,152	$ 782,317

The accompanying notes are an integral part of these financial statements.
10

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING Invesco	ING Invesco
				Van Kampen	Van Kampen
	ING Global	ING Global	ING Global	Growth and	Growth and
	Resources	Resources	Resources	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 87,955	$ 491,376	$ 24,803	$ 383,627	$ 44,540
Total assets	87,955	491,376	24,803	383,627	44,540

Liabilities
Payable to related parties	11	99	4	94	7
Total liabilities	11	99	4	94	7
Net assets	$ 87,944	$ 491,277	$ 24,799	$ 383,533	$ 44,533

Net assets
Accumulation units	$ 87,944	$ 491,262	$ 24,799	$ 383,512	$ 44,533
Contracts in payout (annuitization)	-	15	-	21	-
Total net assets	$ 87,944	$ 491,277	$ 24,799	$ 383,533	$ 44,533

Total number of mutual fund shares	4,651,263	25,289,576	1,285,104	18,285,354	2,136,212

Cost of mutual fund shares	$ 100,692	$ 537,651	$ 28,064	$ 421,195	$ 51,681

The accompanying notes are an integral part of these financial statements.
11

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Emerging	Small Cap Core	Small Cap Core	ING Large Cap
	Markets Equity Markets Equity		Equity	Equity	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 495,239	$ 25,480	$ 223,932	$ 32,089	$ 217,771
Total assets	495,239	25,480	223,932	32,089	217,771

Liabilities
Payable to related parties	94	4	37	7	39
Total liabilities	94	4	37	7	39
Net assets	$ 495,145	$ 25,476	$ 223,895	$ 32,082	$ 217,732

Net assets
Accumulation units	$ 495,143	$ 25,476	$ 223,895	$ 32,082	$ 217,732
Contracts in payout (annuitization)	2	-	-	-	-
Total net assets	$ 495,145	$ 25,476	$ 223,895	$ 32,082	$ 217,732

Total number of mutual fund shares	27,589,896	1,430,630	17,332,231	2,503,075	17,324,676

Cost of mutual fund shares	$ 548,981	$ 26,083	$ 202,218	$ 31,275	$ 221,025

The accompanying notes are an integral part of these financial statements.
12

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Large Cap	ING Large Cap	ING Limited	ING Liquid	ING Liquid
	Growth	Value	Maturity Bond	Assets	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 784	$ 64,755	$ 75,784	$ 994,425	$ 19,332
Total assets	784	64,755	75,784	994,425	19,332

Liabilities
Payable to related parties	-	15	20	198	4
Total liabilities	-	15	20	198	4
Net assets	$ 784	$ 64,740	$ 75,764	$ 994,227	$ 19,328

Net assets
Accumulation units	$ 784	$ 64,740	$ 75,751	$ 994,220	$ 19,328
Contracts in payout (annuitization)	-	-	13	7	-
Total net assets	$ 784	$ 64,740	$ 75,764	$ 994,227	$ 19,328

Total number of mutual fund shares	62,585	7,906,648	7,473,812	994,425,382	19,332,360

Cost of mutual fund shares	$ 694	$ 63,992	$ 79,881	$ 994,425	$ 19,332

The accompanying notes are an integral part of these financial statements.
13

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Marsico	ING Marsico	ING MFS Total	ING MFS Total	ING MFS
	Growth	Growth	Return	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 417,788	$ 16,370	$ 635,774	$ 30,996	$ 463,970
Total assets	417,788	16,370	635,774	30,996	463,970

Liabilities
Payable to related parties	116	3	147	6	92
Total liabilities	116	3	147	6	92
Net assets	$ 417,672	$ 16,367	$ 635,627	$ 30,990	$ 463,878

Net assets
Accumulation units	$ 417,672	$ 16,367	$ 635,627	$ 30,990	$ 463,878
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 417,672	$ 16,367	$ 635,627	$ 30,990	$ 463,878

Total number of mutual fund shares	24,868,346	981,420	42,784,281	2,104,289	33,965,613

Cost of mutual fund shares	$ 358,521	$ 14,642	$ 686,916	$ 34,661	$ 491,911

The accompanying notes are an integral part of these financial statements.
14

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
	ING Morgan	ING Morgan	Oppenheimer
	Stanley Global	Stanley Global	Active	ING PIMCO	ING PIMCO
	Franchise	Franchise	Allocation	High Yield	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 333,156	$ 58,809	$ 50,765	$ 506,367	$ 2,820,056
Total assets	333,156	58,809	50,765	506,367	2,820,056

Liabilities
Payable to related parties	58	11	6	90	404
Total liabilities	58	11	6	90	404
Net assets	$ 333,098	$ 58,798	$ 50,759	$ 506,277	$ 2,819,652

Net assets
Accumulation units	$ 333,098	$ 58,798	$ 50,759	$ 506,277	$ 2,819,652
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 333,098	$ 58,798	$ 50,759	$ 506,277	$ 2,819,652

Total number of mutual fund shares	21,947,059	3,894,651	4,967,184	50,993,626	242,898,904

Cost of mutual fund shares	$ 301,886	$ 51,626	$ 52,239	$ 498,241	$ 2,868,170

The accompanying notes are an integral part of these financial statements.
15

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING PIMCO		ING Pioneer	ING Retirement	ING Retirement
	Total Return	ING Pioneer	Mid Cap Value	Conservative	Growth
	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 65,846	$ 48,391	$ 461,931	$ 555,087	$ 4,112,545
Total assets	65,846	48,391	461,931	555,087	4,112,545

Liabilities
Payable to related parties	10	9	106	83	858
Total liabilities	10	9	106	83	858
Net assets	$ 65,836	$ 48,382	$ 461,825	$ 555,004	$ 4,111,687

Net assets
Accumulation units	$ 65,836	$ 48,382	$ 461,802	$ 555,004	$ 4,111,687
Contracts in payout (annuitization)	-	-	23	-	-
Total net assets	$ 65,836	$ 48,382	$ 461,825	$ 555,004	$ 4,111,687

Total number of mutual fund shares	5,705,882	4,604,234	44,934,915	60,467,031	401,615,682

Cost of mutual fund shares	$ 66,658	$ 52,483	$ 485,892	$ 521,413	$ 3,709,424

The accompanying notes are an integral part of these financial statements.
16

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Capital	Price Equity
	Growth	Moderate	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,859,435	$ 1,681,751	$ 2,370,843	$ 73,116	$ 643,235
Total assets	2,859,435	1,681,751	2,370,843	73,116	643,235

Liabilities
Payable to related parties	487	271	435	13	129
Total liabilities	487	271	435	13	129
Net assets	$ 2,858,948	$ 1,681,480	$ 2,370,408	$ 73,103	$ 643,106

Net assets
Accumulation units	$ 2,858,948	$ 1,681,480	$ 2,370,116	$ 73,103	$ 642,993
Contracts in payout (annuitization)	-	-	292	-	113
Total net assets	$ 2,858,948	$ 1,681,480	$ 2,370,408	$ 73,103	$ 643,106

Total number of mutual fund shares	270,523,695	155,000,110	103,575,491	3,206,846	56,226,830

Cost of mutual fund shares	$ 2,576,786	$ 1,517,910	$ 2,329,414	$ 74,559	$ 681,813

The accompanying notes are an integral part of these financial statements.
17

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price	ING Templeton	ING Templeton
	Income	International	Global Growth	Global Growth	ING Diversified
	Portfolio -	Stock Portfolio -	Portfolio -	Portfolio -	International
	Service 2 Class	Service Class	Service Class	Service 2 Class	Fund - Class R
Assets
Investments in mutual funds
at fair value	$ 23,293	$ 130,659	$ 228,585	$ 3,901	$ 128
Total assets	23,293	130,659	228,585	3,901	128

Liabilities
Payable to related parties	4	24	48	-	-
Total liabilities	4	24	48	-	-
Net assets	$ 23,289	$ 130,635	$ 228,537	$ 3,901	$ 128

Net assets
Accumulation units	$ 23,289	$ 130,635	$ 228,523	$ 3,901	$ 128
Contracts in payout (annuitization)	-	-	14	-	-
Total net assets	$ 23,289	$ 130,635	$ 228,537	$ 3,901	$ 128

Total number of mutual fund shares	2,048,633	13,224,597	21,811,517	374,349	16,089

Cost of mutual fund shares	$ 25,981	$ 180,332	$ 265,574	$ 4,680	$ 187

The accompanying notes are an integral part of these financial statements.
18

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Value II	York Venture	ING Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,975	$ 335,787	$ 127,536	$ 242,766	$ 8,930
Total assets	1,975	335,787	127,536	242,766	8,930

Liabilities
Payable to related parties	-	16	19	33	-
Total liabilities	-	16	19	33	-
Net assets	$ 1,975	$ 335,771	$ 127,517	$ 242,733	$ 8,930

Net assets
Accumulation units	$ 1,975	$ 335,771	$ 127,517	$ 242,733	$ 8,930
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,975	$ 335,771	$ 127,517	$ 242,733	$ 8,930

Total number of mutual fund shares	174,783	17,335,391	12,677,531	14,493,472	788,138

Cost of mutual fund shares	$ 1,687	$ 269,402	$ 101,560	$ 237,050	$ 8,839

The accompanying notes are an integral part of these financial statements.
19

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Invesco	ING Invesco
	ING Invesco	Van Kampen	Van Kampen		ING
	Van Kampen	Equity and	Equity and	ING JPMorgan	Oppenheimer
	Comstock	Income	Income	Mid Cap Value	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 173,107	$ 1,561	$ 174,091	$ 125,832	$ 4,873
Total assets	173,107	1,561	174,091	125,832	4,873

Liabilities
Payable to related parties	29	21	8	18	1
Total liabilities	29	21	8	18	1
Net assets	$ 173,078	$ 1,540	$ 174,083	$ 125,814	$ 4,872

Net assets
Accumulation units	$ 173,078	$ 1,540	$ 174,083	$ 125,814	$ 4,872
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 173,078	$ 1,540	$ 174,083	$ 125,814	$ 4,872

Total number of mutual fund shares	17,627,984	47,231	5,306,049	8,981,608	388,571

Cost of mutual fund shares	$ 181,340	$ 1,566	$ 170,361	$ 117,681	$ 5,091

The accompanying notes are an integral part of these financial statements.
20

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
	Oppenheimer	ING PIMCO
	Global	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 116,464	$ 6,250	$ 15,011	$ 16,404	$ 9,778
Total assets	116,464	6,250	15,011	16,404	9,778

Liabilities
Payable to related parties	18	-	-	1	1
Total liabilities	18	-	-	1	1
Net assets	$ 116,446	$ 6,250	$ 15,011	$ 16,403	$ 9,777

Net assets
Accumulation units	$ 116,446	$ 6,250	$ 15,011	$ 16,403	$ 9,777
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 116,446	$ 6,250	$ 15,011	$ 16,403	$ 9,777

Total number of mutual fund shares	9,554,044	536,509	1,416,096	1,559,341	921,603

Cost of mutual fund shares	$ 136,886	$ 5,965	$ 14,632	$ 14,982	$ 9,845

The accompanying notes are an integral part of these financial statements.
21

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,131	$ 6,055	$ 9,331	$ 105,844	$ 190,520
Total assets	1,131	6,055	9,331	105,844	190,520

Liabilities
Payable to related parties	-	-	-	16	30
Total liabilities	-	-	-	16	30
Net assets	$ 1,131	$ 6,055	$ 9,331	$ 105,828	$ 190,490

Net assets
Accumulation units	$ 1,131	$ 6,055	$ 9,331	$ 105,828	$ 190,490
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,131	$ 6,055	$ 9,331	$ 105,828	$ 190,490

Total number of mutual fund shares	106,036	575,036	1,150,583	1,989,178	20,097,029

Cost of mutual fund shares	$ 1,145	$ 6,027	$ 6,409	$ 96,870	$ 198,000

The accompanying notes are an integral part of these financial statements.
22

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING UBS U.S.	ING Strategic	ING Strategic
	ING Thornburg	ING Thornburg	Large Cap	Allocation	Allocation
	Value	Value	Equity	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 895	$ 6,349	$ 5,199	$ 1,286	$ 460
Total assets	895	6,349	5,199	1,286	460

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 895	$ 6,348	$ 5,199	$ 1,286	$ 460

Net assets
Accumulation units	$ 895	$ 6,348	$ 5,199	$ 1,286	$ 460
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 895	$ 6,348	$ 5,199	$ 1,286	$ 460

Total number of mutual fund shares	32,478	231,971	599,624	127,034	47,804

Cost of mutual fund shares	$ 849	$ 7,135	$ 6,061	$ 1,406	$ 553

The accompanying notes are an integral part of these financial statements.
23

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING Strategic
	Allocation	ING Growth	ING Growth	ING Growth
	Moderate	and Income	and Income	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class S	Class A	Class I	Class S	Series 7
Assets
Investments in mutual funds
at fair value	$ 973	$ 1,178,199	$ 77	$ 724,366	$ 5,411
Total assets	973	1,178,199	77	724,366	5,411

Liabilities
Payable to related parties	-	200	-	170	1
Total liabilities	-	200	-	170	1
Net assets	$ 973	$ 1,177,999	$ 77	$ 724,196	$ 5,410

Net assets
Accumulation units	$ 973	$ 1,177,999	$ 77	$ 724,196	$ 5,410
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 973	$ 1,177,999	$ 77	$ 724,196	$ 5,410

Total number of mutual fund shares	98,668	55,081,769	3,581	33,848,866	698,222

Cost of mutual fund shares	$ 1,061	$ 1,223,537	$ 87	$ 685,369	$ 6,225

The accompanying notes are an integral part of these financial statements.
24

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12
Assets
Investments in mutual funds
at fair value	$ 2,620	$ 2,736	$ 2,242	$ 4,001	$ 1,817
Total assets	2,620	2,736	2,242	4,001	1,817

Liabilities
Payable to related parties	1	1	-	-	-
Total liabilities	1	1	-	-	-
Net assets	$ 2,619	$ 2,735	$ 2,242	$ 4,001	$ 1,817

Net assets
Accumulation units	$ 2,619	$ 2,735	$ 2,242	$ 4,001	$ 1,817
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,619	$ 2,735	$ 2,242	$ 4,001	$ 1,817

Total number of mutual fund shares	336,718	350,331	281,695	505,829	233,290

Cost of mutual fund shares	$ 2,965	$ 3,099	$ 2,565	$ 4,432	$ 2,117

The accompanying notes are an integral part of these financial statements.
25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING BlackRock
			Science and	ING Euro
			Technology	STOXX 50	ING FTSE 100
	ING GET U.S.	ING GET U.S.	Opportunities	Index	Index
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 13	Series 14	Class S	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 9,104	$ 29,174	$ 198,054	$ 2,955	$ 2,300
Total assets	9,104	29,174	198,054	2,955	2,300

Liabilities
Payable to related parties	1	10	34	-	-
Total liabilities	1	10	34	-	-
Net assets	$ 9,103	$ 29,164	$ 198,020	$ 2,955	$ 2,300

Net assets
Accumulation units	$ 9,103	$ 29,164	$ 198,020	$ 2,955	$ 2,300
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 9,103	$ 29,164	$ 198,020	$ 2,955	$ 2,300

Total number of mutual fund shares	931,806	2,857,443	37,796,512	351,309	200,365

Cost of mutual fund shares	$ 9,203	$ 28,893	$ 190,245	$ 3,787	$ 2,518

The accompanying notes are an integral part of these financial statements.
26

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
	ING Hang Seng	ING Index Plus	ING Index Plus	ING Index Plus	International
	Index	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 44,185	$ 126,009	$ 107,741	$ 83,493	$ 39,494
Total assets	44,185	126,009	107,741	83,493	39,494

Liabilities
Payable to related parties	6	28	20	15	6
Total liabilities	6	28	20	15	6
Net assets	$ 44,179	$ 125,981	$ 107,721	$ 83,478	$ 39,488

Net assets
Accumulation units	$ 44,179	$ 125,981	$ 107,721	$ 83,478	$ 39,488
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 44,179	$ 125,981	$ 107,721	$ 83,478	$ 39,488

Total number of mutual fund shares	3,959,274	9,313,340	7,158,846	6,094,359	5,424,995

Cost of mutual fund shares	$ 53,263	$ 144,595	$ 121,706	$ 93,613	$ 43,835

The accompanying notes are an integral part of these financial statements.
27

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™	ING Russell™
	ING Japan	Large Cap	Large Cap	Large Cap	Mid Cap
	TOPIX Index®	Growth Index	Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 9,568	$ 146,065	$ 297,044	$ 38,957	$ 243,151
Total assets	9,568	146,065	297,044	38,957	243,151

Liabilities
Payable to related parties	1	32	77	7	59
Total liabilities	1	32	77	7	59
Net assets	$ 9,567	$ 146,033	$ 296,967	$ 38,950	$ 243,092

Net assets
Accumulation units	$ 9,567	$ 146,033	$ 296,967	$ 38,950	$ 243,092
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 9,567	$ 146,033	$ 296,967	$ 38,950	$ 243,092

Total number of mutual fund shares	1,020,008	9,895,987	30,560,099	3,124,048	15,282,886

Cost of mutual fund shares	$ 10,696	$ 121,465	$ 247,929	$ 39,791	$ 196,302

The accompanying notes are an integral part of these financial statements.
28

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
WisdomTreeSM
		ING Russell™			Global High-
	ING Russell™	Small Cap	ING Small	ING U.S. Bond	Yielding Equity
	Mid Cap Index	Index	Company	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 102,837	$ 136,097	$ 89,904	$ 297,601	$ 169,763
Total assets	102,837	136,097	89,904	297,601	169,763

Liabilities
Payable to related parties	13	21	12	47	27
Total liabilities	13	21	12	47	27
Net assets	$ 102,824	$ 136,076	$ 89,892	$ 297,554	$ 169,736

Net assets
Accumulation units	$ 102,824	$ 136,076	$ 89,892	$ 297,554	$ 169,736
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 102,824	$ 136,076	$ 89,892	$ 297,554	$ 169,736

Total number of mutual fund shares	9,289,746	11,652,143	5,116,908	26,956,636	22,817,604

Cost of mutual fund shares	$ 102,132	$ 134,694	$ 83,991	$ 290,327	$ 157,205

The accompanying notes are an integral part of these financial statements.
29

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					Legg Mason
	ING				ClearBridge
	International	ING MidCap	ING SmallCap		Variable Large
	Value	Opportunities	Opportunities	Invesco V.I.	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Leisure Fund -	Portfolio -
	Class S	Class S	Class S	Series I Shares	Class I
Assets
Investments in mutual funds
at fair value	$ 6,655	$ 353,390	$ 58,870	$ 16,502	$ 75
Total assets	6,655	353,390	58,870	16,502	75

Liabilities
Payable to related parties	-	91	15	4	-
Total liabilities	-	91	15	4	-
Net assets	$ 6,655	$ 353,299	$ 58,855	$ 16,498	$ 75

Net assets
Accumulation units	$ 6,655	$ 353,298	$ 58,855	$ 16,498	$ 75
Contracts in payout (annuitization)	-	1	-	-	-
Total net assets	$ 6,655	$ 353,299	$ 58,855	$ 16,498	$ 75

Total number of mutual fund shares	926,852	31,080,889	2,815,401	2,171,295	5,508

Cost of mutual fund shares	$ 9,898	$ 308,997	$ 49,440	$ 18,216	$ 90

The accompanying notes are an integral part of these financial statements.
30

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Legg Mason
Global Currents
	Variable	Legg Mason	Oppenheimer	PIMCO Real
	International	Western Asset	Main Street	Return	Pioneer Equity
	All Cap	Variable High	Small- & Mid-	Portfolio -	Income VCT
	Opportunity	Income	Cap Fund®/VA Administrative		Portfolio -
	Portfolio	Portfolio	- Service Class	Class	Class II
Assets
Investments in mutual funds
at fair value	$ 33	$ 71	$ 1,442	$ 12,983	$ 14,739
Total assets	33	71	1,442	12,983	14,739

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 33	$ 71	$ 1,442	$ 12,983	$ 14,738

Net assets
Accumulation units	$ 33	$ 71	$ 1,442	$ 12,983	$ 14,738
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 33	$ 71	$ 1,442	$ 12,983	$ 14,738

Total number of mutual fund shares	6,428	12,731	84,739	930,661	722,847

Cost of mutual fund shares	$ 53	$ 78	$ 1,137	$ 11,894	$ 14,490

The accompanying notes are an integral part of these financial statements.
31

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Wells Fargo
				Wells Fargo	Advantage VT
			ProFund VP	Advantage VT	Index Asset
	ProFund VP	ProFund VP	Rising Rates	Omega Growth	Allocation
	Bull	Europe 30	Opportunity	Fund - Class 2	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 12,017	$ 6,950	$ 5,756	$ 1,240	$ 2,052
Total assets	12,017	6,950	5,756	1,240	2,052

Liabilities
Payable to related parties	4	1	1	-	-
Total liabilities	4	1	1	-	-
Net assets	$ 12,013	$ 6,949	$ 5,755	$ 1,240	$ 2,052

Net assets
Accumulation units	$ 12,013	$ 6,949	$ 5,755	$ 1,240	$ 2,052
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 12,013	$ 6,949	$ 5,755	$ 1,240	$ 2,052

Total number of mutual fund shares	463,616	361,795	767,457	55,167	169,736

Cost of mutual fund shares	$ 14,187	$ 9,747	$ 14,108	$ 1,052	$ 2,144

The accompanying notes are an integral part of these financial statements.
32

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Wells Fargo
	Wells Fargo	Advantage VT	Wells Fargo
	Advantage VT	Small Cap	Advantage VT
	Intrinsic Value	Growth Fund -	Total Return
	Fund - Class 2	Class 2	Bond Fund
Assets
Investments in mutual funds
at fair value	$ 721	$ 361	$ 849
Total assets	721	361	849

Liabilities
Payable to related parties	-	-	-
Total liabilities	-	-	-
Net assets	$ 721	$ 361	$ 849

Net assets
Accumulation units	$ 721	$ 361	$ 849
Contracts in payout (annuitization)	-	-	-
Total net assets	$ 721	$ 361	$ 849

Total number of mutual fund shares	58,038	46,995	80,517

Cost of mutual fund shares	$ 811	$ 339	$ 804

The accompanying notes are an integral part of these financial statements.
33

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Columbia
	BlackRock	Columbia Asset	Federal	Columbia Large	Columbia Small
	Global	Allocation	Securities Fund,	Cap Growth	Cap Value
	Allocation V.I.	Fund, Variable	Variable	Fund, Variable	Fund, Variable
	Fund - Class III	Series - Class A	Series - Class A	Series - Class A	Series - Class B
Net investment income (loss)
Income:
Dividends	$ 25,754	$ 8	$ 1	$ 2	$ 1,294
Total investment income	25,754	8	1	2	1,294
Expenses:
Mortality, expense risk
and other charges	19,276	4	-	2	2,587
Annual administrative charges	176	-	-	-	51
Contingent deferred sales charges	789	-	-	-	128
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	8,636	-	-	-	1,183
Amortization of deferred charges	-	-	-	-	-
Total expenses	28,877	4	-	2	3,949
Net investment income (loss)	(3,123)	4	1	-	(2,655)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48,722	(4)	(1)	96	191
Capital gains distributions	27,585	-	-	-	15,781
Total realized gain (loss) on investments
and capital gains distributions	76,307	(4)	(1)	96	15,972
Net unrealized appreciation
(depreciation) of investments	(139,537)	(5)	-	(63)	(26,358)
Net realized and unrealized gain (loss)
on investments	(63,230)	(9)	(1)	33	(10,386)
Net increase (decrease) in net assets
resulting from operations	$ (66,353)	$ (5)	$ -	$ 33	$ (13,041)

The accompanying notes are an integral part of these financial statements.
34

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Columbia Small
	Company	Columbia VP	Columbia VP	Fidelity® VIP	Fidelity® VIP
	Growth Fund,	Large Cap	Short Duration	Equity-Income	Contrafund®
	Variable	Growth Fund -	US Government	Portfolio -	Portfolio -
	Series - Class A	Class 1	Fund - Class 1	Service Class 2	Service Class 2
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 3,751	$ 5,542
Total investment income	-	-	-	3,751	5,542
Expenses:
Mortality, expense risk
and other charges	-	3	-	2,856	12,327
Annual administrative charges	-	-	-	50	153
Contingent deferred sales charges	-	-	-	109	508
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	1,116	4,902
Amortization of deferred charges	-	-	-	-	-
Total expenses	-	3	-	4,131	17,890
Net investment income (loss)	-	(3)	-	(380)	(12,348)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(8)	-	(7,177)	(40,649)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(8)	-	(7,177)	(40,649)
Net unrealized appreciation
(depreciation) of investments	-	(38)	-	4,916	16,548
Net realized and unrealized gain (loss)
on investments	-	(46)	-	(2,261)	(24,101)
Net increase (decrease) in net assets
resulting from operations	$ -	$ (49)	$ -	$ (2,641)	$ (36,449)

The accompanying notes are an integral part of these financial statements.
35

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Franklin Small		ING	ING American
	Cap Value	ING Balanced	Intermediate	Funds Asset	ING American
	Securities	Portfolio -	Bond Portfolio -	Allocation	Funds Bond
	Fund - Class 2	Class S	Class S	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 94	$ 151	$ 51,543	$ 4,923	$ 12,877
Total investment income	94	151	51,543	4,923	12,877
Expenses:
Mortality, expense risk
and other charges	140	72	20,241	5,890	7,845
Annual administrative charges	1	1	292	64	84
Contingent deferred sales charges	2	2	1,194	249	472
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	68	9	7,950	2,774	3,531
Amortization of deferred charges	-	-	-	-	-
Total expenses	211	84	29,677	8,977	11,932
Net investment income (loss)	(117)	67	21,866	(4,054)	945

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(653)	(257)	(19,884)	1,165	13,400
Capital gains distributions	-	-	-	32	1,574
Total realized gain (loss) on investments
and capital gains distributions	(653)	(257)	(19,884)	1,197	14,974
Net unrealized appreciation
(depreciation) of investments	(28)	22	54,114	(3,094)	(1,823)
Net realized and unrealized gain (loss)
on investments	(681)	(235)	34,230	(1,897)	13,151
Net increase (decrease) in net assets
resulting from operations	$ (798)	$ (168)	$ 56,096	$ (5,951)	$ 14,096

The accompanying notes are an integral part of these financial statements.
36

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING American
	ING American			Funds
	Funds Global		ING American	International	ING American
	Growth and	ING American	Funds Growth-	Growth and	Funds
	Income	Funds Growth	Income	Income	International
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ -	$ 4,122	$ 12,226	$ -	$ 19,220
Total investment income	-	4,122	12,226	-	19,220
Expenses:
Mortality, expense risk
and other charges	74	37,201	1,380	52	20,576
Annual administrative charges	1	481	(140)	1	241
Contingent deferred sales charges	2	1,709	76	2	846
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	30	15,767	483	23	8,368
Amortization of deferred charges	-	-	-	-	1
Total expenses	107	55,158	1,799	78	30,032
Net investment income (loss)	(107)	(51,036)	10,427	(78)	(10,812)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(172)	16,873	(108,276)	(127)	(36,304)
Capital gains distributions	-	162	-	-	6,320
Total realized gain (loss) on investments
and capital gains distributions	(172)	17,035	(108,276)	(127)	(29,984)
Net unrealized appreciation
(depreciation) of investments	(291)	(113,998)	107,306	(390)	(160,596)
Net realized and unrealized gain (loss)
on investments	(463)	(96,963)	(970)	(517)	(190,580)
Net increase (decrease) in net assets
resulting from operations	$ (570)	$ (147,999)	$ 9,457	$ (595)	$ (201,392)

The accompanying notes are an integral part of these financial statements.
37

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING American			ING BlackRock	ING BlackRock
	Funds World	ING Artio	ING Artio	Health Sciences	Inflation
	Allocation	Foreign	Foreign	Opportunities	Protected Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,989	$ 8,590	$ 679	$ 950	$ 7,707
Total investment income	1,989	8,590	679	950	7,707
Expenses:
Mortality, expense risk
and other charges	3,951	8,055	710	3,125	6,067
Annual administrative charges	47	111	9	56	89
Contingent deferred sales charges	186	320	17	190	369
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,849	3,208	354	1,290	2,538
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,033	11,694	1,090	4,661	9,063
Net investment income (loss)	(4,044)	(3,104)	(411)	(3,711)	(1,356)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,157	(39,745)	(1,096)	(4,717)	2,176
Capital gains distributions	5,560	-	-	-	13,548
Total realized gain (loss) on investments
and capital gains distributions	17,717	(39,745)	(1,096)	(4,717)	15,724
Net unrealized appreciation
(depreciation) of investments	(33,776)	(73,201)	(8,632)	9,734	13,968
Net realized and unrealized gain (loss)
on investments	(16,059)	(112,946)	(9,728)	5,017	29,692
Net increase (decrease) in net assets
resulting from operations	$ (20,103)	$ (116,050)	$ (10,139)	$ 1,306	$ 28,336

The accompanying notes are an integral part of these financial statements.
38

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Growth	Large Cap	Large Cap	Large Cap	Global Real
	Portfolio -	Growth	Value	Value	Estate
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 638	$ 795	$ 66	$ 4,694
Total investment income	1	638	795	66	4,694
Expenses:
Mortality, expense risk
and other charges	1	2,601	25	2	2,314
Annual administrative charges	-	46	(3)	-	28
Contingent deferred sales charges	-	130	1	-	107
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	979	8	1	992
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	3,756	31	3	3,441
Net investment income (loss)	-	(3,118)	764	63	1,253

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(4,312)	(6,216)	(477)	(7,827)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	(4,312)	(6,216)	(477)	(7,827)
Net unrealized appreciation
(depreciation) of investments	2	(2,224)	5,944	456	(3,437)
Net realized and unrealized gain (loss)
on investments	(3)	(6,536)	(272)	(21)	(11,264)
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (9,654)	$ 492	$ 42	$ (10,011)

The accompanying notes are an integral part of these financial statements.
39

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Clarion			ING Core	ING Core
	Global Real	ING Clarion	ING Clarion	Growth and	Growth and
	Estate	Real Estate	Real Estate	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 68	$ 3,965	$ 241	$ 6,625	$ 306
Total investment income	68	3,965	241	6,625	306
Expenses:
Mortality, expense risk
and other charges	38	5,342	370	6,203	340
Annual administrative charges	-	126	6	52	2
Contingent deferred sales charges	1	341	6	262	7
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	19	1,866	182	2,286	164
Amortization of deferred charges	-	-	-	-	-
Total expenses	58	7,675	564	8,803	513
Net investment income (loss)	10	(3,710)	(323)	(2,178)	(207)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(169)	(28,568)	(814)	(134,599)	(8,519)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(169)	(28,568)	(814)	(134,599)	(8,519)
Net unrealized appreciation
(depreciation) of investments	(5)	53,114	2,420	96,582	6,551
Net realized and unrealized gain (loss)
on investments	(174)	24,546	1,606	(38,017)	(1,968)
Net increase (decrease) in net assets
resulting from operations	$ (164)	$ 20,836	$ 1,283	$ (40,195)	$ (2,175)

The accompanying notes are an integral part of these financial statements
40

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING DFA	ING FMRSM	ING FMRSM	ING Franklin	ING Franklin
	World Equity	Diversified Mid	Diversified Mid	Income	Income
	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 4,494	$ 1,502	$ 68	$ 26,308	$ 499
Total investment income	4,494	1,502	68	26,308	499
Expenses:
Mortality, expense risk
and other charges	3,299	13,215	612	8,139	161
Annual administrative charges	32	244	9	103	2
Contingent deferred sales charges	234	490	9	329	6
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,548	4,473	292	2,866	76
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,113	18,422	922	11,437	245
Net investment income (loss)	(619)	(16,920)	(854)	14,871	254

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,816)	16,739	529	(8,436)	(179)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(9,816)	16,739	529	(8,436)	(179)
Net unrealized appreciation
(depreciation) of investments	(11,536)	(99,698)	(4,364)	(7,611)	(115)
Net realized and unrealized gain (loss)
on investments	(21,352)	(82,959)	(3,835)	(16,047)	(294)
Net increase (decrease) in net assets
resulting from operations	$ (21,971)	$ (99,879)	$ (4,689)	$ (1,176)	$ (40)

The accompanying notes are an integral part of these financial statements
41

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING Franklin
		Templeton
	ING Franklin	Founding	ING Global	ING Global	ING Global
	Mutual Shares	Strategy	Resources	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 6,514	$ 18,869	$ 601	$ 3,151	$ 116
Total investment income	6,514	18,869	601	3,151	116
Expenses:
Mortality, expense risk
and other charges	3,270	13,758	1,184	10,248	509
Annual administrative charges	38	181	19	156	7
Contingent deferred sales charges	126	750	31	632	10
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,266	6,373	532	4,115	249
Amortization of deferred charges	-	-	-	-	-
Total expenses	4,700	21,062	1,766	15,151	775
Net investment income (loss)	1,814	(2,193)	(1,165)	(12,000)	(659)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,723)	(22,689)	(3,055)	(14,694)	(164)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,723)	(22,689)	(3,055)	(14,694)	(164)
Net unrealized appreciation
(depreciation) of investments	(3,018)	(5,336)	(12,737)	(37,942)	(2,491)
Net realized and unrealized gain (loss)
on investments	(7,741)	(28,025)	(15,792)	(52,636)	(2,655)
Net increase (decrease) in net assets
resulting from operations	$ (5,927)	$ (30,218)	$ (16,957)	$ (64,636)	$ (3,314)

The accompanying notes are an integral part of these financial statements
42

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth and	Growth and	Emerging	Emerging	Small Cap Core
	Income	Income	Markets Equity Markets Equity		Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 5,155	$ 523	$ 5,019	$ 214	$ 796
Total investment income	5,155	523	5,019	214	796
Expenses:
Mortality, expense risk
and other charges	7,204	890	10,146	547	3,980
Annual administrative charges	159	11	144	7	51
Contingent deferred sales charges	182	14	503	9	216
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,734	396	4,180	261	1,640
Amortization of deferred charges	1	-	-	-	-
Total expenses	9,280	1,311	14,973	824	5,887
Net investment income (loss)	(4,125)	(788)	(9,954)	(610)	(5,091)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10,484	(784)	(6,787)	1,377	(5,048)
Capital gains distributions	-	-	19,495	1,020	-
Total realized gain (loss) on investments
and capital gains distributions	10,484	(784)	12,708	2,397	(5,048)
Net unrealized appreciation
(depreciation) of investments	(24,374)	(848)	(133,654)	(8,715)	3,052
Net realized and unrealized gain (loss)
on investments	(13,890)	(1,632)	(120,946)	(6,318)	(1,996)
Net increase (decrease) in net assets
resulting from operations	$ (18,015)	$ (2,420)	$ (130,900)	$ (6,928)	$ (7,087)

The accompanying notes are an integral part of these financial statements
43

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING Large Cap	ING Large Cap	ING Large Cap	ING Limited
	Equity	Growth	Growth	Value	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 67	$ 455	$ 2	$ 622	$ 2,654
Total investment income	67	455	2	622	2,654
Expenses:
Mortality, expense risk
and other charges	635	3,782	16	1,006	1,381
Annual administrative charges	10	72	-	35	39
Contingent deferred sales charges	12	160	1	28	17
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	310	1,631	8	310	112
Amortization of deferred charges	-	-	-	-	-
Total expenses	967	5,645	25	1,379	1,549
Net investment income (loss)	(900)	(5,190)	(23)	(757)	1,105

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	198	11,389	19	(836)	(2,671)
Capital gains distributions	-	14,344	53	-	-
Total realized gain (loss) on investments
and capital gains distributions	198	25,733	72	(836)	(2,671)
Net unrealized appreciation
(depreciation) of investments	(580)	(23,630)	(55)	763	1,059
Net realized and unrealized gain (loss)
on investments	(382)	2,103	17	(73)	(1,612)
Net increase (decrease) in net assets
resulting from operations	$ (1,282)	$ (3,087)	$ (6)	$ (830)	$ (507)

The accompanying notes are an integral part of these financial statements.
44

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Lord	ING Lord
	ING Liquid	ING Liquid	Abbett Growth	Abbett Growth	ING Marsico
	Assets	Assets	and Income	and Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 1,062
Total investment income	-	-	-	-	1,062
Expenses:
Mortality, expense risk
and other charges	17,446	378	57	2	8,058
Annual administrative charges	352	6	(10)	-	201
Contingent deferred sales charges	4,450	76	2	-	237
Minimum death benefit guarantee charges	1	-	-	-	-
Other contract charges	5,137	157	13	1	2,277
Amortization of deferred charges	-	-	-	-	-
Total expenses	27,386	617	62	3	10,773
Net investment income (loss)	(27,386)	(617)	(62)	(3)	(9,711)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(8,765)	(397)	45,214
Capital gains distributions	291	6	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	291	6	(8,765)	(397)	45,214
Net unrealized appreciation
(depreciation) of investments	-	-	10,135	447	(53,861)
Net realized and unrealized gain (loss)
on investments	291	6	1,370	50	(8,647)
Net increase (decrease) in net assets
resulting from operations	$ (27,095)	$ (611)	$ 1,308	$ 47	$ (18,358)

The accompanying notes are an integral part of these financial statements.
45

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					ING Morgan
	ING Marsico	ING MFS Total	ING MFS Total	ING MFS	Stanley Global
	Growth	Return	Return	Utilities	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 17	$ 16,524	$ 763	$ 15,969	$ 7,747
Total investment income	17	16,524	763	15,969	7,747
Expenses:
Mortality, expense risk
and other charges	319	11,763	607	7,799	5,848
Annual administrative charges	4	249	8	139	88
Contingent deferred sales charges	8	452	10	588	276
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	154	3,300	287	3,145	2,421
Amortization of deferred charges	-	-	-	-	-
Total expenses	485	15,764	912	11,671	8,633
Net investment income (loss)	(468)	760	(149)	4,298	(886)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	527	(15,414)	(1,228)	(14,338)	(1,028)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	527	(15,414)	(1,228)	(14,338)	(1,028)
Net unrealized appreciation
(depreciation) of investments	(834)	10,803	928	25,614	21,385
Net realized and unrealized gain (loss)
on investments	(307)	(4,611)	(300)	11,276	20,357
Net increase (decrease) in net assets
resulting from operations	$ (775)	$ (3,851)	$ (449)	$ 15,574	$ 19,471

The accompanying notes are an integral part of these financial statements
46

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING Morgan	ING
	ING Morgan	Stanley Global	Oppenheimer
	Stanley Global	Tactical Asset	Active	ING PIMCO	ING PIMCO
	Franchise	Allocation	Allocation	High Yield	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,363	$ 60	$ 15	$ 37,401	$ 117,995
Total investment income	1,363	60	15	37,401	117,995
Expenses:
Mortality, expense risk
and other charges	1,126	65	954	9,026	49,401
Annual administrative charges	18	(6)	7	144	559
Contingent deferred sales charges	21	3	49	415	2,874
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	518	29	465	2,773	19,819
Amortization of deferred charges	-	-	-	-	1
Total expenses	1,683	91	1,475	12,358	72,654
Net investment income (loss)	(320)	(31)	(1,460)	25,043	45,341

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,762	(1,122)	5,306	(2,553)	17,391
Capital gains distributions	-	5,345	25	-	113,913
Total realized gain (loss) on investments
and capital gains distributions	1,762	4,223	5,331	(2,553)	131,304
Net unrealized appreciation
(depreciation) of investments	2,267	(2,655)	(7,753)	(12,874)	(155,150)
Net realized and unrealized gain (loss)
on investments	4,029	1,568	(2,422)	(15,427)	(23,846)
Net increase (decrease) in net assets
resulting from operations	$ 3,709	$ 1,537	$ (3,882)	$ 9,616	$ 21,495

The accompanying notes are an integral part of these financial statements.
47

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING PIMCO		ING Pioneer	ING Retirement	ING Retirement
	Total Return	ING Pioneer	Mid Cap Value	Conservative	Growth
	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 2,787	$ 702	$ 6,385	$ 8,138	$ 36,177
Total investment income	2,787	702	6,385	8,138	36,177
Expenses:
Mortality, expense risk
and other charges	1,238	921	9,037	8,588	77,288
Annual administrative charges	14	15	173	107	1,355
Contingent deferred sales charges	41	28	341	496	4,309
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	543	359	3,306	3,680	37,329
Amortization of deferred charges	-	-	1	-	1
Total expenses	1,836	1,323	12,858	12,871	120,282
Net investment income (loss)	951	(621)	(6,473)	(4,733)	(84,105)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,562	237	1,707	12,302	55,907
Capital gains distributions	2,796	-	-	4,377	-
Total realized gain (loss) on investments
and capital gains distributions	4,358	237	1,707	16,679	55,907
Net unrealized appreciation
(depreciation) of investments	(4,911)	(3,366)	(33,023)	571	(139,667)
Net realized and unrealized gain (loss)
on investments	(553)	(3,129)	(31,316)	17,250	(83,760)
Net increase (decrease) in net assets
resulting from operations	$ 398	$ (3,750)	$ (37,789)	$ 12,517	$ (167,865)

The accompanying notes are an integral part of these financial statements
48

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Capital	Price Equity
	Growth	Moderate	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 31,883	$ 24,311	$ 45,249	$ 1,289	$ 13,127
Total investment income	31,883	24,311	45,249	1,289	13,127
Expenses:
Mortality, expense risk
and other charges	52,987	30,302	43,420	1,418	11,597
Annual administrative charges	743	397	683	19	209
Contingent deferred sales charges	2,736	1,261	1,815	31	461
Minimum death benefit guarantee charges	-	-	-	-	1
Other contract charges	22,108	12,127	15,868	666	4,172
Amortization of deferred charges	-	-	2	-	5
Total expenses	78,574	44,087	61,788	2,134	16,445
Net investment income (loss)	(46,691)	(19,776)	(16,539)	(845)	(3,318)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39,098	21,753	77,517	(654)	(4,738)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	39,098	21,753	77,517	(654)	(4,738)
Net unrealized appreciation
(depreciation) of investments	(65,826)	(7,486)	(50,721)	1,563	(16,655)
Net realized and unrealized gain (loss)
on investments	(26,728)	14,267	26,796	909	(21,393)
Net increase (decrease) in net assets
resulting from operations	$ (73,419)	$ (5,509)	$ 10,257	$ 64	$ (24,711)

The accompanying notes are an integral part of these financial statements.
49

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price	ING Templeton	ING Templeton
	Income	International	Global Growth	Global Growth	ING Diversified
	Portfolio -	Stock Portfolio -	Portfolio -	Portfolio -	International
	Service 2 Class	Service Class	Service Class	Service 2 Class	Fund - Class R
Net investment income (loss)
Income:
Dividends	$ 449	$ 5,346	$ 4,159	$ 62	$ 1
Total investment income	449	5,346	4,159	62	1
Expenses:
Mortality, expense risk
and other charges	437	2,656	4,597	81	2
Annual administrative charges	7	37	81	1	-
Contingent deferred sales charges	8	122	137	2	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	214	1,117	1,536	40	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	666	3,932	6,351	124	3
Net investment income (loss)	(217)	1,414	(2,192)	(62)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(483)	(8,521)	3,451	(104)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(483)	(8,521)	3,451	(104)	(6)
Net unrealized appreciation
(depreciation) of investments	(238)	(15,620)	(23,014)	(184)	(17)
Net realized and unrealized gain (loss)
on investments	(721)	(24,141)	(19,563)	(288)	(23)
Net increase (decrease) in net assets
resulting from operations	$ (938)	$ (22,727)	$ (21,755)	$ (350)	$ (25)

The accompanying notes are an integral part of these financial statements.
50

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Value II	York Venture	ING Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 29	$ -	$ 582	$ 2,610	$ 655
Total investment income	29	-	582	2,610	655
Expenses:
Mortality, expense risk
and other charges	27	6,203	2,501	4,722	90
Annual administrative charges	-	73	27	43	1
Contingent deferred sales charges	1	272	101	177	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	15	2,613	1,050	1,869	20
Amortization of deferred charges	-	-	-	-	-
Total expenses	43	9,161	3,679	6,811	112
Net investment income (loss)	(14)	(9,161)	(3,097)	(4,201)	543

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	510	1,071	1,260	(8,149)	135
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	510	1,071	1,260	(8,149)	135
Net unrealized appreciation
(depreciation) of investments	(666)	2,806	(5,379)	(6,855)	(470)
Net realized and unrealized gain (loss)
on investments	(156)	3,877	(4,119)	(15,004)	(335)
Net increase (decrease) in net assets
resulting from operations	$ (170)	$ (5,284)	$ (7,216)	$ (19,205)	$ 208

The accompanying notes are an integral part of these financial statements.
51

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					ING Legg
		ING Invesco	ING Invesco		Mason
	ING Invesco	Van Kampen	Van Kampen		ClearBridge
	Van Kampen	Equity and	Equity and	ING JPMorgan	Aggressive
	Comstock	Income	Income	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2,423	$ 37	$ 3,648	$ 1,042	$ 120
Total investment income	2,423	37	3,648	1,042	120
Expenses:
Mortality, expense risk
and other charges	3,128	15	3,209	2,138	100
Annual administrative charges	44	(2)	47	24	(15)
Contingent deferred sales charges	157	-	130	125	5
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,277	-	1,220	863	37
Amortization of deferred charges	-	-	-	-	-
Total expenses	4,606	13	4,606	3,150	127
Net investment income (loss)	(2,183)	24	(958)	(2,108)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,672)	20	(2,510)	15,019	(12,139)
Capital gains distributions	-	-	-	-	23,069
Total realized gain (loss) on investments
and capital gains distributions	(6,672)	20	(2,510)	15,019	10,930
Net unrealized appreciation
(depreciation) of investments	1,288	(69)	(3,013)	(14,481)	(9,559)
Net realized and unrealized gain (loss)
on investments	(5,384)	(49)	(5,523)	538	1,371
Net increase (decrease) in net assets
resulting from operations	$ (7,567)	$ (25)	$ (6,481)	$ (1,570)	$ 1,364

The accompanying notes are an integral part of these financial statements.
52

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO
	Global	Global	Total Return	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 85	$ 1,597	$ 205	$ 517	$ 365
Total investment income	85	1,597	205	517	365
Expenses:
Mortality, expense risk
and other charges	71	2,062	70	174	183
Annual administrative charges	2	28	-	1	1
Contingent deferred sales charges	2	87	-	1	2
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2	804	14	89	102
Amortization of deferred charges	-	-	-	-	-
Total expenses	77	2,981	84	265	288
Net investment income (loss)	8	(1,384)	121	252	77

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	199	(2,785)	(20)	(380)	(395)
Capital gains distributions	-	-	235	-	-
Total realized gain (loss) on investments
and capital gains distributions	199	(2,785)	215	(380)	(395)
Net unrealized appreciation
(depreciation) of investments	(701)	(9,838)	(190)	(217)	(505)
Net realized and unrealized gain (loss)
on investments	(502)	(12,623)	25	(597)	(900)
Net increase (decrease) in net assets
resulting from operations	$ (494)	$ (14,007)	$ 146	$ (345)	$ (823)

The accompanying notes are an integral part of these financial statements.
53

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING T. Rowe
				Price	ING T. Rowe
			ING Solution	Diversified Mid	Price Growth
	ING Solution	ING Solution	Income	Cap Growth	Equity
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 170	$ 14	$ 261	$ 13	$ -
Total investment income	170	14	261	13	-
Expenses:
Mortality, expense risk
and other charges	117	14	68	116	1,866
Annual administrative charges	1	-	-	1	22
Contingent deferred sales charges	-	1	-	-	80
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	63	8	23	64	768
Amortization of deferred charges	-	-	-	-	-
Total expenses	181	23	91	181	2,736
Net investment income (loss)	(11)	(9)	170	(168)	(2,736)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(304)	(21)	(50)	(158)	12,015
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(304)	(21)	(50)	(158)	12,015
Net unrealized appreciation
(depreciation) of investments	(398)	(46)	(181)	(290)	(14,415)
Net realized and unrealized gain (loss)
on investments	(702)	(67)	(231)	(448)	(2,400)
Net increase (decrease) in net assets
resulting from operations	$ (713)	$ (76)	$ (61)	$ (616)	$ (5,136)

The accompanying notes are an integral part of these financial statements.
54

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING UBS U.S.	ING Strategic
	ING Templeton	ING Thornburg	ING Thornburg	Large Cap	Allocation
	Foreign Equity	Value	Value	Equity	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Class S
Net investment income (loss)
Income:
Dividends	$ 3,957	$ 8	$ 40	$ 39	$ 50
Total investment income	3,957	8	40	39	50
Expenses:
Mortality, expense risk
and other charges	4,207	16	113	92	13
Annual administrative charges	46	-	2	2	-
Contingent deferred sales charges	218	-	3	5	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,688	-	44	33	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,159	16	162	132	13
Net investment income (loss)	(2,202)	(8)	(122)	(93)	37

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(18,388)	89	(51)	(130)	(51)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(18,388)	89	(51)	(130)	(51)
Net unrealized appreciation
(depreciation) of investments	(16,533)	(226)	(1,004)	(41)	24
Net realized and unrealized gain (loss)
on investments	(34,921)	(137)	(1,055)	(171)	(27)
Net increase (decrease) in net assets
resulting from operations	$ (37,123)	$ (145)	$ (1,177)	$ (264)	$ 10

The accompanying notes are an integral part of these financial statements.
55

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth	ING Growth	ING Growth
	Growth	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class A	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 14	$ 24	$ 10,463	$ 1	$ 8,619
Total investment income	14	24	10,463	1	8,619
Expenses:
Mortality, expense risk
and other charges	6	8	20,466	1	7,506
Annual administrative charges	-	-	436	-	227
Contingent deferred sales charges	-	-	915	-	224
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	2	8,453	-	2,516
Amortization of deferred charges	-	-	-	-	-
Total expenses	6	10	30,270	1	10,473
Net investment income (loss)	8	14	(19,807)	-	(1,854)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(80)	(35)	(4,004)	(4)	2,752
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(80)	(35)	(4,004)	(4)	2,752
Net unrealized appreciation
(depreciation) of investments	56	6	(45,338)	3	(8,237)
Net realized and unrealized gain (loss)
on investments	(24)	(29)	(49,342)	(1)	(5,485)
Net increase (decrease) in net assets
resulting from operations	$ (16)	$ (15)	$ (69,149)	$ (1)	$ (7,339)

The accompanying notes are an integral part of these financial statements.
56

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$ 260	$ 301	$ 138	$ 51	$ 68
Total investment income	260	301	138	51	68
Expenses:
Mortality, expense risk
and other charges	137	159	118	59	58
Annual administrative charges	2	3	3	1	1
Contingent deferred sales charges	3	11	11	13	2
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	142	173	132	73	61
Net investment income (loss)	118	128	6	(22)	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,630)	(2,122)	(585)	(407)	(342)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,630)	(2,122)	(585)	(407)	(342)
Net unrealized appreciation
(depreciation) of investments	2,272	1,783	447	346	270
Net realized and unrealized gain (loss)
on investments	(358)	(339)	(138)	(61)	(72)
Net increase (decrease) in net assets
resulting from operations	$ (240)	$ (211)	$ (132)	$ (83)	$ (65)

The accompanying notes are an integral part of these financial statements.
57

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Net investment income (loss)
Income:
Dividends	$ 64	$ 96	$ 49	$ 243	$ 1,006
Total investment income	64	96	49	243	1,006
Expenses:
Mortality, expense risk
and other charges	50	87	35	184	574
Annual administrative charges	1	1	-	6	15
Contingent deferred sales charges	1	1	1	2	13
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	52	89	36	192	602
Net investment income (loss)	12	7	13	51	404

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(244)	(239)	(48)	(169)	(26)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(244)	(239)	(48)	(169)	(26)
Net unrealized appreciation
(depreciation) of investments	191	180	19	126	55
Net realized and unrealized gain (loss)
on investments	(53)	(59)	(29)	(43)	29
Net increase (decrease) in net assets
resulting from operations	$ (41)	$ (52)	$ (16)	$ 8	$ 433

The accompanying notes are an integral part of these financial statements.
58

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Euro			ING Index Plus
	Opportunities	STOXX 50	ING FTSE 100	ING Hang Seng	LargeCap
	Portfolio -	Index Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class A	Class A	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 553	$ 146	$ 1,627	$ 2,322
Total investment income	-	553	146	1,627	2,322
Expenses:
Mortality, expense risk
and other charges	4,304	179	84	1,075	2,182
Annual administrative charges	55	3	2	9	56
Contingent deferred sales charges	220	18	5	57	79
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,862	54	77	481	665
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,441	254	168	1,622	2,982
Net investment income (loss)	(6,441)	299	(22)	5	(660)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	33,032	(2,811)	(1,316)	170	(10,242)
Capital gains distributions	-	-	76	-	-
Total realized gain (loss) on investments
and capital gains distributions	33,032	(2,811)	(1,240)	170	(10,242)
Net unrealized appreciation
(depreciation) of investments	(60,848)	(772)	(408)	(13,476)	8,254
Net realized and unrealized gain (loss)
on investments	(27,816)	(3,583)	(1,648)	(13,306)	(1,988)
Net increase (decrease) in net assets
resulting from operations	$ (34,257)	$ (3,284)	$ (1,670)	$ (13,301)	$ (2,648)

The accompanying notes are an integral part of these financial statements.
59

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					ING Russell™
	ING Index Plus	ING Index Plus	ING	ING Japan	Large Cap
	MidCap	SmallCap	International	TOPIX Index® Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A	Class S
Net investment income (loss)
Income:
Dividends	$ 699	$ 549	$ 1,398	$ 167	$ 1,438
Total investment income	699	549	1,398	167	1,438
Expenses:
Mortality, expense risk
and other charges	2,007	1,542	930	167	2,476
Annual administrative charges	31	24	10	2	54
Contingent deferred sales charges	77	66	51	6	121
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	746	600	355	36	1,059
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,861	2,232	1,346	211	3,710
Net investment income (loss)	(2,162)	(1,683)	52	(44)	(2,272)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,109)	(3,407)	774	(231)	11,059
Capital gains distributions	-	-	-	82	-
Total realized gain (loss) on investments
and capital gains distributions	(3,109)	(3,407)	774	(149)	11,059
Net unrealized appreciation
(depreciation) of investments	1,687	2,183	(8,670)	(1,847)	(7,707)
Net realized and unrealized gain (loss)
on investments	(1,422)	(1,224)	(7,896)	(1,996)	3,352
Net increase (decrease) in net assets
resulting from operations	$ (3,584)	$ (2,907)	$ (7,844)	$ (2,040)	$ 1,080

The accompanying notes are an integral part of these financial statements.
60

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING Russell™	ING Russell™
	ING Russell™	Large Cap	Mid Cap	ING Russell™	ING Russell™
	Large Cap	Value Index	Growth Index	Mid Cap Index	Small Cap
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 4,654	$ 523	$ 1,184	$ 1,300	$ 1,225
Total investment income	4,654	523	1,184	1,300	1,225
Expenses:
Mortality, expense risk
and other charges	5,520	606	4,808	2,024	2,843
Annual administrative charges	137	11	102	19	35
Contingent deferred sales charges	224	76	135	83	165
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,392	171	1,434	813	1,163
Amortization of deferred charges	-	-	-	-	-
Total expenses	7,273	864	6,479	2,939	4,206
Net investment income (loss)	(2,619)	(341)	(5,295)	(1,639)	(2,981)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	21,769	1,678	21,859	16,442	23,082
Capital gains distributions	-	-	-	960	-
Total realized gain (loss) on investments
and capital gains distributions	21,769	1,678	21,859	17,402	23,082
Net unrealized appreciation
(depreciation) of investments	(21,331)	(2,166)	(29,466)	(21,722)	(31,952)
Net realized and unrealized gain (loss)
on investments	438	(488)	(7,607)	(4,320)	(8,870)
Net increase (decrease) in net assets
resulting from operations	$ (2,181)	$ (829)	$ (12,902)	$ (5,959)	$ (11,851)

The accompanying notes are an integral part of these financial statements.
61

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING
			WisdomTreeSM	ING
	ING Small		Global High-	International	ING MidCap
	Company	ING U.S. Bond Yielding Equity		Value	Opportunities
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 226	$ 5,124	$ 5,947	$ 189	$ -
Total investment income	226	5,124	5,947	189	-
Expenses:
Mortality, expense risk
and other charges	1,667	4,020	3,265	87	7,041
Annual administrative charges	17	61	35	1	170
Contingent deferred sales charges	73	206	163	1	273
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	694	1,691	1,557	36	2,231
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,451	5,978	5,020	125	9,715
Net investment income (loss)	(2,225)	(854)	927	64	(9,715)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,818	6,689	(6,031)	(1,173)	19,709
Capital gains distributions	-	3,492	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6,818	10,181	(6,031)	(1,173)	19,709
Net unrealized appreciation
(depreciation) of investments	(10,456)	70	(6,484)	(251)	(26,696)
Net realized and unrealized gain (loss)
on investments	(3,638)	10,251	(12,515)	(1,424)	(6,987)
Net increase (decrease) in net assets
resulting from operations	$ (5,863)	$ 9,397	$ (11,588)	$ (1,360)	$ (16,702)

The accompanying notes are an integral part of these financial statements.
62

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				Legg Mason
			Legg Mason	Global Currents
			ClearBridge	Variable	Legg Mason
	ING SmallCap		Variable Large	International	Western Asset
	Opportunities	Invesco V.I.	Cap Value	All Cap	Variable High
	Portfolio -	Leisure Fund -	Portfolio -	Opportunity	Income
	Class S	Series I Shares	Class I	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ -	$ 74	$ 2	$ 3	$ 6
Total investment income	-	74	2	3	6
Expenses:
Mortality, expense risk
and other charges	1,083	327	1	1	1
Annual administrative charges	24	7	-	-	-
Contingent deferred sales charges	45	20	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	448	134	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,600	488	1	1	1
Net investment income (loss)	(1,600)	(414)	1	2	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,096	(1,800)	(2)	(1)	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3,096	(1,800)	(2)	(1)	(1)
Net unrealized appreciation
(depreciation) of investments	(2,758)	1,068	4	(7)	(4)
Net realized and unrealized gain (loss)
on investments	338	(732)	2	(8)	(5)
Net increase (decrease) in net assets
resulting from operations	$ (1,262)	$ (1,146)	$ 3	$ (6)	$ -

The accompanying notes are an integral part of these financial statements.
63

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Oppenheimer	PIMCO Real
	Main Street	Return	Pioneer Equity
	Small- & Mid-	Portfolio -	Income VCT
	Cap Fund®/VA	Administrative	Portfolio -	ProFund VP	ProFund VP
	- Service Class	Class	Class II	Bull	Europe 30
Net investment income (loss)
Income:
Dividends	$ 7	$ 621	$ 306	$ -	$ 84
Total investment income	7	621	306	-	84
Expenses:
Mortality, expense risk
and other charges	16	121	159	239	148
Annual administrative charges	-	1	1	7	3
Contingent deferred sales charges	-	3	1	18	6
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	7	28	62	101	61
Amortization of deferred charges	-	-	-	-	-
Total expenses	23	153	223	365	218
Net investment income (loss)	(16)	468	83	(365)	(134)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(56)	187	(708)	(409)	(686)
Capital gains distributions	-	-	-	215	-
Total realized gain (loss) on investments
and capital gains distributions	(56)	187	(708)	(194)	(686)
Net unrealized appreciation
(depreciation) of investments	10	510	1,285	240	(61)
Net realized and unrealized gain (loss)
on investments	(46)	697	577	46	(747)
Net increase (decrease) in net assets
resulting from operations	$ (62)	$ 1,165	$ 660	$ (319)	$ (881)

The accompanying notes are an integral part of these financial statements.
64

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Wells Fargo		Wells Fargo
		Wells Fargo	Advantage VT	Wells Fargo	Advantage VT
	ProFund VP	Advantage VT	Index Asset	Advantage VT	Small Cap
	Rising Rates	Omega Growth	Allocation	Intrinsic Value	Growth Fund -
	Opportunity	Fund - Class 2	Fund - Class 2	Fund - Class 2	Class 2
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 64	$ 4	$ -
Total investment income	-	-	64	4	-
Expenses:
Mortality, expense risk
and other charges	147	27	36	15	7
Annual administrative charges	2	-	-	-	-
Contingent deferred sales charges	5	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	50	12	17	5	3
Amortization of deferred charges	-	-	-	-	-
Total expenses	204	39	53	20	10
Net investment income (loss)	(204)	(39)	11	(16)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,534)	36	(15)	(15)	1
Capital gains distributions	-	12	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,534)	48	(15)	(15)	1
Net unrealized appreciation
(depreciation) of investments	(2,040)	(122)	85	(2)	(17)
Net realized and unrealized gain (loss)
on investments	(3,574)	(74)	70	(17)	(16)
Net increase (decrease) in net assets
resulting from operations	$ (3,778)	$ (113)	$ 81	$ (33)	$ (26)

The accompanying notes are an integral part of these financial statements.
65

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

Wells Fargo
Advantage VT
Total Return
Bond Fund
Net investment income (loss)
Income:
Dividends	$ 25
Total investment income	25
Expenses:
Mortality, expense risk
and other charges	17
Annual administrative charges	-
Contingent deferred sales charges	-
Minimum death benefit guarantee charges	-
Other contract charges	6
Amortization of deferred charges	-
Total expenses	23
Net investment income (loss)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15
Capital gains distributions	38
Total realized gain (loss) on investments
and capital gains distributions	53
Net unrealized appreciation
(depreciation) of investments	(3)
Net realized and unrealized gain (loss)
on investments	50
Net increase (decrease) in net assets
resulting from operations	$ 52

The accompanying notes are an integral part of these financial statements.
66

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Columbia
	BlackRock	Columbia Asset	Federal	Columbia Large
	Global	Allocation	Securities Fund,	Cap Growth
	Allocation V.I.	Fund, Variable	Variable	Fund, Variable
	Fund - Class III	Series - Class A	Series - Class A	Series - Class A
Net assets at January 1, 2010	$ 975,605	$ 308	$ 22	$ 331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,908)	2	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	5,907	(7)	-	1
Net unrealized appreciation (depreciation)
of investments	80,227	36	-	51
Net increase (decrease) in net assets from operations	72,226	31	1	49
Changes from principal transactions:
Premiums	39,817	-	-	-
Death Benefits	(5,818)	-	-	(2)
Surrenders and withdrawals	(44,458)	(37)	(4)	(17)
Transfers between Divisions
(including fixed account), net	115,670	1	-	-
Increase (decrease) in net assets derived from
principal transactions	105,211	(36)	(4)	(19)
Total increase (decrease) in net assets	177,437	(5)	(3)	30
Net assets at December 31, 2010	1,153,042	303	19	361

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,123)	4	1	-
Total realized gain (loss) on investments
and capital gains distributions	76,307	(4)	(1)	96
Net unrealized appreciation (depreciation)
of investments	(139,537)	(5)	-	(63)
Net increase (decrease) in net assets from operations	(66,353)	(5)	-	33
Changes from principal transactions:
Premiums	13,377	-	-	-
Death Benefits	(7,414)	(3)	-	-
Surrenders and withdrawals	(57,125)	(14)	-	(24)
Transfers between Divisions
(including fixed account), net	46,569	(2)	(19)	(370)
Increase (decrease) in net assets derived from
principal transactions	(4,593)	(19)	(19)	(394)
Total increase (decrease) in net assets	(70,946)	(24)	(19)	(361)
Net assets at December 31, 2011	$ 1,082,096	$ 279	$ -	$ -

The accompanying notes are an integral part of these financial statements.
67

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Columbia Small
	Columbia Small	Company	Columbia VP	Columbia VP
	Cap Value	Growth Fund,	Large Cap	Short Duration
	Fund, Variable	Variable	Growth Fund -	US Government
	Series - Class B	Series - Class A	Class 1	Fund - Class 1
Net assets at January 1, 2010	$ 150,066	$ 25	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,486)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,149)	1	-	-
Net unrealized appreciation (depreciation)
of investments	36,552	5	-	-
Net increase (decrease) in net assets from operations	31,917	6	-	-
Changes from principal transactions:
Premiums	55	-	-	-
Death Benefits	(1,686)	-	-	-
Surrenders and withdrawals	(8,730)	(2)	-	-
Transfers between Divisions
(including fixed account), net	(9,444)	(11)	-	-
Increase (decrease) in net assets derived from
principal transactions	(19,805)	(13)	-	-
Total increase (decrease) in net assets	12,112	(7)	-	-
Net assets at December 31, 2010	162,178	18	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,655)	-	(3)	-
Total realized gain (loss) on investments
and capital gains distributions	15,972	-	(8)	-
Net unrealized appreciation (depreciation)
of investments	(26,358)	-	(38)	-
Net increase (decrease) in net assets from operations	(13,041)	-	(49)	-
Changes from principal transactions:
Premiums	30	-	-	-
Death Benefits	(1,361)	-	(47)	-
Surrenders and withdrawals	(10,266)	(7)	(3)	(15)
Transfers between Divisions
(including fixed account), net	(5,088)	-	370	19
Increase (decrease) in net assets derived from
principal transactions	(16,685)	(7)	320	4
Total increase (decrease) in net assets	(29,726)	(7)	271	4
Net assets at December 31, 2011	$ 132,452	$ 11	$ 271	$ 4

The accompanying notes are an integral part of these financial statements.
68

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Equity-Income	Contrafund®	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Securities	Portfolio -
	Service Class 2	Service Class 2	Fund - Class 2	Class S
Net assets at January 1, 2010	$ 183,254	$ 795,683	$ 12,115	$ 6,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,516)	(10,928)	(104)	85
Total realized gain (loss) on investments
and capital gains distributions	(10,528)	(63,187)	(451)	(376)
Net unrealized appreciation (depreciation)
of investments	32,195	174,292	3,628	1,064
Net increase (decrease) in net assets from operations	20,151	100,177	3,073	773
Changes from principal transactions:
Premiums	447	2,156	549	65
Death Benefits	(2,591)	(6,481)	(13)	(67)
Surrenders and withdrawals	(11,090)	(39,917)	(700)	(873)
Transfers between Divisions
(including fixed account), net	(8,786)	(56,356)	(640)	(116)
Increase (decrease) in net assets derived from
principal transactions	(22,020)	(100,598)	(804)	(991)
Total increase (decrease) in net assets	(1,869)	(421)	2,269	(218)
Net assets at December 31, 2010	181,385	795,262	14,384	6,681

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(380)	(12,348)	(117)	67
Total realized gain (loss) on investments
and capital gains distributions	(7,177)	(40,649)	(653)	(257)
Net unrealized appreciation (depreciation)
of investments	4,916	16,548	(28)	22
Net increase (decrease) in net assets from operations	(2,641)	(36,449)	(798)	(168)
Changes from principal transactions:
Premiums	74	830	116	14
Death Benefits	(2,343)	(7,807)	(27)	(77)
Surrenders and withdrawals	(13,460)	(45,525)	(1,522)	(668)
Transfers between Divisions
(including fixed account), net	(5,882)	(43,442)	(334)	(390)
Increase (decrease) in net assets derived from
principal transactions	(21,611)	(95,944)	(1,767)	(1,121)
Total increase (decrease) in net assets	(24,252)	(132,393)	(2,565)	(1,289)
Net assets at December 31, 2011	$ 157,133	$ 662,869	$ 11,819	$ 5,392

The accompanying notes are an integral part of these financial statements.
69

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING American
	ING	ING American		Funds Global
	Intermediate	Funds Asset	ING American	Growth and
	Bond Portfolio -	Allocation	Funds Bond	Income
	Class S	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2010	$ 1,241,312	$ 306,208	$ 484,377	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,447	(3,076)	(733)	-
Total realized gain (loss) on investments
and capital gains distributions	(15,380)	(2,417)	4,659	-
Net unrealized appreciation (depreciation)
of investments	71,889	34,540	13,720	-
Net increase (decrease) in net assets from operations	84,956	29,047	17,646	-
Changes from principal transactions:
Premiums	21,199	13,680	18,744	-
Death Benefits	(13,563)	(3,724)	(3,373)	-
Surrenders and withdrawals	(102,080)	(12,092)	(29,551)	-
Transfers between Divisions
(including fixed account), net	21,402	18,997	12,428	-
Increase (decrease) in net assets derived from
principal transactions	(73,042)	16,861	(1,752)	-
Total increase (decrease) in net assets	11,914	45,908	15,894	-
Net assets at December 31, 2010	1,253,226	352,116	500,271	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,866	(4,054)	945	(107)
Total realized gain (loss) on investments
and capital gains distributions	(19,884)	1,197	14,974	(172)
Net unrealized appreciation (depreciation)
of investments	54,114	(3,094)	(1,823)	(291)
Net increase (decrease) in net assets from operations	56,096	(5,951)	14,096	(570)
Changes from principal transactions:
Premiums	10,511	5,773	5,253	237
Death Benefits	(13,805)	(2,039)	(4,601)	-
Surrenders and withdrawals	(111,658)	(15,070)	(31,238)	(296)
Transfers between Divisions
(including fixed account), net	20,254	6,105	(20,043)	7,451
Increase (decrease) in net assets derived from
principal transactions	(94,698)	(5,231)	(50,629)	7,392
Total increase (decrease) in net assets	(38,602)	(11,182)	(36,533)	6,822
Net assets at December 31, 2011	$ 1,214,624	$ 340,934	$ 463,738	$ 6,822

The accompanying notes are an integral part of these financial statements.
70

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING American
			Funds
		ING American	International	ING American
	ING American	Funds Growth-	Growth and	Funds
	Funds Growth	Income	Income	International
	Portfolio	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2010	$ 2,104,447	$ 1,376,389	$ -	$ 1,387,295

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51,430)	(20,775)	-	(20,339)
Total realized gain (loss) on investments
and capital gains distributions	(10,588)	(17,563)	-	(8,092)
Net unrealized appreciation (depreciation)
of investments	362,204	141,030	-	72,017
Net increase (decrease) in net assets from operations	300,186	102,692	-	43,586
Changes from principal transactions:
Premiums	36,991	24,508	-	24,023
Death Benefits	(17,796)	(14,534)	-	(12,099)
Surrenders and withdrawals	(105,469)	(68,721)	-	(65,659)
Transfers between Divisions
(including fixed account), net	(16,843)	(37,906)	-	(21,479)
Increase (decrease) in net assets derived from
principal transactions	(103,117)	(96,653)	-	(75,214)
Total increase (decrease) in net assets	197,069	6,039	-	(31,628)
Net assets at December 31, 2010	2,301,516	1,382,428	-	1,355,667

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51,036)	10,427	(78)	(10,812)
Total realized gain (loss) on investments
and capital gains distributions	17,035	(108,276)	(127)	(29,984)
Net unrealized appreciation (depreciation)
of investments	(113,998)	107,306	(390)	(160,596)
Net increase (decrease) in net assets from operations	(147,999)	9,457	(595)	(201,392)
Changes from principal transactions:
Premiums	16,229	530	223	9,683
Death Benefits	(20,943)	(1,170)	-	(11,129)
Surrenders and withdrawals	(129,107)	(4,571)	(190)	(73,055)
Transfers between Divisions
(including fixed account), net	(135,685)	(1,386,674)	5,052	(102,655)
Increase (decrease) in net assets derived from
principal transactions	(269,506)	(1,391,885)	5,085	(177,156)
Total increase (decrease) in net assets	(417,505)	(1,382,428)	4,490	(378,548)
Net assets at December 31, 2011	$ 1,884,011	$ -	$ 4,490	$ 977,119

The accompanying notes are an integral part of these financial statements.
71

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING American			ING BlackRock
	Funds World	ING Artio	ING Artio	Health Sciences
	Allocation	Foreign	Foreign	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2010	$ 102,079	$ 601,656	$ 46,737	$ 179,816

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,144)	(13,448)	(1,196)	(4,517)
Total realized gain (loss) on investments
and capital gains distributions	6,787	(37,266)	(841)	(3,202)
Net unrealized appreciation (depreciation)
of investments	7,916	67,844	3,569	13,238
Net increase (decrease) in net assets from operations	12,559	17,130	1,532	5,519
Changes from principal transactions:
Premiums	8,352	11,285	66	3,412
Death Benefits	(618)	(5,900)	(165)	(1,736)
Surrenders and withdrawals	(4,235)	(34,820)	(1,597)	(9,998)
Transfers between Divisions
(including fixed account), net	62,378	(46,328)	(1,248)	(9,802)
Increase (decrease) in net assets derived from
principal transactions	65,877	(75,763)	(2,944)	(18,124)
Total increase (decrease) in net assets	78,436	(58,633)	(1,412)	(12,605)
Net assets at December 31, 2010	180,515	543,023	45,325	167,211

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,044)	(3,104)	(411)	(3,711)
Total realized gain (loss) on investments
and capital gains distributions	17,717	(39,745)	(1,096)	(4,717)
Net unrealized appreciation (depreciation)
of investments	(33,776)	(73,201)	(8,632)	9,734
Net increase (decrease) in net assets from operations	(20,103)	(116,050)	(10,139)	1,306
Changes from principal transactions:
Premiums	3,400	8,337	409	1,611
Death Benefits	(1,420)	(4,528)	(174)	(1,672)
Surrenders and withdrawals	(11,668)	(34,361)	(2,968)	(14,192)
Transfers between Divisions
(including fixed account), net	33,590	(36,473)	(1,495)	21,097
Increase (decrease) in net assets derived from
principal transactions	23,902	(67,025)	(4,228)	6,844
Total increase (decrease) in net assets	3,799	(183,075)	(14,367)	8,150
Net assets at December 31, 2011	$ 184,314	$ 359,948	$ 30,958	$ 175,361

The accompanying notes are an integral part of these financial statements.
72

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING BlackRock
	ING BlackRock	Large Cap	ING BlackRock	ING BlackRock
	Inflation	Growth	Large Cap	Large Cap
	Protected Bond	Portfolio -	Growth	Value
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2010	$ 159,401	$ 148	$ 130,165	$ 25,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,855)	-	(2,867)	(304)
Total realized gain (loss) on investments
and capital gains distributions	9,406	(5)	(12,948)	(1,123)
Net unrealized appreciation (depreciation)
of investments	(1,393)	24	27,371	3,257
Net increase (decrease) in net assets from operations	6,158	19	11,556	1,830
Changes from principal transactions:
Premiums	9,966	-	2,761	5
Death Benefits	(2,038)	-	(1,501)	(225)
Surrenders and withdrawals	(17,903)	(14)	(8,710)	(1,322)
Transfers between Divisions
(including fixed account), net	99,507	-	(2,280)	(1,099)
Increase (decrease) in net assets derived from
principal transactions	89,532	(14)	(9,730)	(2,641)
Total increase (decrease) in net assets	95,690	5	1,826	(811)
Net assets at December 31, 2010	255,091	153	131,991	24,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,356)	-	(3,118)	764
Total realized gain (loss) on investments
and capital gains distributions	15,724	(5)	(4,312)	(6,216)
Net unrealized appreciation (depreciation)
of investments	13,968	2	(2,224)	5,944
Net increase (decrease) in net assets from operations	28,336	(3)	(9,654)	492
Changes from principal transactions:
Premiums	4,226	-	1,361	-
Death Benefits	(2,738)	-	(1,242)	-
Surrenders and withdrawals	(29,921)	(9)	(12,457)	(110)
Transfers between Divisions
(including fixed account), net	249,319	(7)	28,505	(24,763)
Increase (decrease) in net assets derived from
principal transactions	220,886	(16)	16,167	(24,873)
Total increase (decrease) in net assets	249,222	(19)	6,513	(24,381)
Net assets at December 31, 2011	$ 504,313	$ 134	$ 138,504	$ -

The accompanying notes are an integral part of these financial statements.
73

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING BlackRock	ING Clarion	ING Clarion
	Large Cap	Global Real	Global Real	ING Clarion
	Value	Estate	Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2010	$ 2,189	$ 151,036	$ 2,299	$ 307,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	8,952	130	2,788
Total realized gain (loss) on investments
and capital gains distributions	(60)	(12,871)	(214)	(41,124)
Net unrealized appreciation (depreciation)
of investments	248	21,303	340	107,984
Net increase (decrease) in net assets from operations	155	17,384	256	69,648
Changes from principal transactions:
Premiums	-	306	-	126
Death Benefits	(18)	(1,239)	(23)	(4,757)
Surrenders and withdrawals	(224)	(6,675)	(66)	(26,651)
Transfers between Divisions
(including fixed account), net	(13)	(12,113)	(202)	(23,292)
Increase (decrease) in net assets derived from
principal transactions	(255)	(19,721)	(291)	(54,574)
Total increase (decrease) in net assets	(100)	(2,337)	(35)	15,074
Net assets at December 31, 2010	2,089	148,699	2,264	322,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	1,253	10	(3,710)
Total realized gain (loss) on investments
and capital gains distributions	(477)	(7,827)	(169)	(28,568)
Net unrealized appreciation (depreciation)
of investments	456	(3,437)	(5)	53,114
Net increase (decrease) in net assets from operations	42	(10,011)	(164)	20,836
Changes from principal transactions:
Premiums	-	219	-	98
Death Benefits	-	(1,088)	(8)	(4,016)
Surrenders and withdrawals	(2)	(8,368)	(146)	(32,265)
Transfers between Divisions
(including fixed account), net	(2,129)	(8,689)	(131)	(14,007)
Increase (decrease) in net assets derived from
principal transactions	(2,131)	(17,926)	(285)	(50,190)
Total increase (decrease) in net assets	(2,089)	(27,937)	(449)	(29,354)
Net assets at December 31, 2011	$ -	$ 120,762	$ 1,815	$ 292,946

The accompanying notes are an integral part of these financial statements.
74

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Core	ING Core
	ING Clarion	Growth and	Growth and	ING DFA
	Real Estate	Income	Income	World Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2010	$ 18,836	$ 460,273	$ 21,856	$ 154,311

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	(11,101)	(601)	(1,371)
Total realized gain (loss) on investments
and capital gains distributions	(1,222)	(43,922)	(1,251)	(9,140)
Net unrealized appreciation (depreciation)
of investments	5,386	100,869	4,066	45,833
Net increase (decrease) in net assets from operations	4,271	45,846	2,214	35,322
Changes from principal transactions:
Premiums	1	172	1	4,224
Death Benefits	(129)	(5,737)	(89)	(789)
Surrenders and withdrawals	(801)	(29,559)	(831)	(6,521)
Transfers between Divisions
(including fixed account), net	(1,147)	(31,696)	(665)	35,907
Increase (decrease) in net assets derived from
principal transactions	(2,076)	(66,820)	(1,584)	32,821
Total increase (decrease) in net assets	2,195	(20,974)	630	68,143
Net assets at December 31, 2010	21,031	439,299	22,486	222,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(323)	(2,178)	(207)	(619)
Total realized gain (loss) on investments
and capital gains distributions	(814)	(134,599)	(8,519)	(9,816)
Net unrealized appreciation (depreciation)
of investments	2,420	96,582	6,551	(11,536)
Net increase (decrease) in net assets from operations	1,283	(40,195)	(2,175)	(21,971)
Changes from principal transactions:
Premiums	1	55	1	2,448
Death Benefits	(163)	(3,491)	(329)	(1,726)
Surrenders and withdrawals	(1,352)	(32,464)	(1,169)	(9,687)
Transfers between Divisions
(including fixed account), net	(593)	(363,204)	(18,814)	(34,729)
Increase (decrease) in net assets derived from
principal transactions	(2,107)	(399,104)	(20,311)	(43,694)
Total increase (decrease) in net assets	(824)	(439,299)	(22,486)	(65,665)
Net assets at December 31, 2011	$ 20,207	$ -	$ -	$ 156,789

The accompanying notes are an integral part of these financial statements.
75

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING Franklin	ING Franklin
	Diversified Mid Diversified Mid		Income	Income
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2010	$ 766,006	$ 32,436	$ 431,653	$ 7,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,578)	(916)	12,055	184
Total realized gain (loss) on investments
and capital gains distributions	(4,283)	4	(14,915)	(356)
Net unrealized appreciation (depreciation)
of investments	198,771	8,557	45,243	911
Net increase (decrease) in net assets from operations	176,910	7,645	42,383	739
Changes from principal transactions:
Premiums	8,802	37	8,409	49
Death Benefits	(12,573)	(289)	(6,359)	(6)
Surrenders and withdrawals	(61,121)	(1,659)	(29,933)	(606)
Transfers between Divisions
(including fixed account), net	1,096	(835)	2,785	950
Increase (decrease) in net assets derived from
principal transactions	(63,796)	(2,746)	(25,098)	387
Total increase (decrease) in net assets	113,114	4,899	17,285	1,126
Net assets at December 31, 2010	879,120	37,335	448,938	8,983

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,920)	(854)	14,871	254
Total realized gain (loss) on investments
and capital gains distributions	16,739	529	(8,436)	(179)
Net unrealized appreciation (depreciation)
of investments	(99,698)	(4,364)	(7,611)	(115)
Net increase (decrease) in net assets from operations	(99,879)	(4,689)	(1,176)	(40)
Changes from principal transactions:
Premiums	4,636	37	4,564	24
Death Benefits	(10,394)	(139)	(5,258)	(63)
Surrenders and withdrawals	(73,472)	(2,011)	(32,737)	(658)
Transfers between Divisions
(including fixed account), net	(73,095)	(929)	41,927	762
Increase (decrease) in net assets derived from
principal transactions	(152,325)	(3,042)	8,496	65
Total increase (decrease) in net assets	(252,204)	(7,731)	7,320	25
Net assets at December 31, 2011	$ 626,916	$ 29,604	$ 456,258	$ 9,008

The accompanying notes are an integral part of these financial statements.
76

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Franklin
		Templeton
	ING Franklin	Founding	ING Global	ING Global
	Mutual Shares	Strategy	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ 187,539	$ 849,891	$ -	$ 692,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,884)	(475)	-	(10,250)
Total realized gain (loss) on investments
and capital gains distributions	(6,678)	(21,543)	-	(41,252)
Net unrealized appreciation (depreciation)
of investments	26,730	84,632	-	151,810
Net increase (decrease) in net assets from operations	16,168	62,614	-	100,308
Changes from principal transactions:
Premiums	3,624	12,761	-	183
Death Benefits	(1,731)	(7,792)	-	(7,352)
Surrenders and withdrawals	(9,462)	(32,473)	-	(40,013)
Transfers between Divisions
(including fixed account), net	4,540	(27,986)	-	(91,656)
Increase (decrease) in net assets derived from
principal transactions	(3,029)	(55,490)	-	(138,838)
Total increase (decrease) in net assets	13,139	7,124	-	(38,530)
Net assets at December 31, 2010	200,678	857,015	-	653,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,814	(2,193)	(1,165)	(12,000)
Total realized gain (loss) on investments
and capital gains distributions	(4,723)	(22,689)	(3,055)	(14,694)
Net unrealized appreciation (depreciation)
of investments	(3,018)	(5,336)	(12,737)	(37,942)
Net increase (decrease) in net assets from operations	(5,927)	(30,218)	(16,957)	(64,636)
Changes from principal transactions:
Premiums	1,957	6,767	1,569	162
Death Benefits	(1,816)	(7,177)	(341)	(5,108)
Surrenders and withdrawals	(11,943)	(37,714)	(3,589)	(45,240)
Transfers between Divisions
(including fixed account), net	(4,785)	(40,822)	107,262	(47,432)
Increase (decrease) in net assets derived from
principal transactions	(16,587)	(78,946)	104,901	(97,618)
Total increase (decrease) in net assets	(22,514)	(109,164)	87,944	(162,254)
Net assets at December 31, 2011	$ 178,164	$ 747,851	$ 87,944	$ 491,277

The accompanying notes are an integral part of these financial statements.
77

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Invesco	ING Invesco
		Van Kampen	Van Kampen	ING JPMorgan
	ING Global	Growth and	Growth and	Emerging
	Resources	Income	Income	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2010	$ 28,489	$ 482,174	$ 51,349	$ 692,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(520)	(8,761)	(1,226)	(12,947)
Total realized gain (loss) on investments
and capital gains distributions	(88)	(534)	(637)	57,024
Net unrealized appreciation (depreciation)
of investments	5,354	51,923	6,418	53,580
Net increase (decrease) in net assets from operations	4,746	42,628	4,555	97,657
Changes from principal transactions:
Premiums	-	3,901	26	1,976
Death Benefits	(55)	(10,461)	(455)	(6,056)
Surrenders and withdrawals	(1,287)	(38,261)	(2,377)	(41,773)
Transfers between Divisions
(including fixed account), net	(1,360)	(19,555)	(528)	(86,463)
Increase (decrease) in net assets derived from
principal transactions	(2,702)	(64,376)	(3,334)	(132,316)
Total increase (decrease) in net assets	2,044	(21,748)	1,221	(34,659)
Net assets at December 31, 2010	30,533	460,426	52,570	657,788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(659)	(4,125)	(788)	(9,954)
Total realized gain (loss) on investments
and capital gains distributions	(164)	10,484	(784)	12,708
Net unrealized appreciation (depreciation)
of investments	(2,491)	(24,374)	(848)	(133,654)
Net increase (decrease) in net assets from operations	(3,314)	(18,015)	(2,420)	(130,900)
Changes from principal transactions:
Premiums	1	1,798	12	4,929
Death Benefits	(280)	(11,952)	(464)	(4,227)
Surrenders and withdrawals	(1,349)	(36,822)	(3,683)	(43,624)
Transfers between Divisions
(including fixed account), net	(792)	(11,902)	(1,482)	11,179
Increase (decrease) in net assets derived from
principal transactions	(2,420)	(58,878)	(5,617)	(31,743)
Total increase (decrease) in net assets	(5,734)	(76,893)	(8,037)	(162,643)
Net assets at December 31, 2011	$ 24,799	$ 383,533	$ 44,533	$ 495,145

The accompanying notes are an integral part of these financial statements.
78

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap
	Markets Equity	Equity	Equity	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2010	$ 33,336	$ 153,523	$ 34,226	$ 93,436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(739)	(4,375)	(930)	(2,364)
Total realized gain (loss) on investments
and capital gains distributions	3,478	(8,135)	(127)	9,661
Net unrealized appreciation (depreciation)
of investments	2,504	54,337	8,527	4,067
Net increase (decrease) in net assets from operations	5,243	41,827	7,470	11,364
Changes from principal transactions:
Premiums	1	2,695	2	3,859
Death Benefits	(151)	(1,574)	(231)	(598)
Surrenders and withdrawals	(1,190)	(11,519)	(1,277)	(5,914)
Transfers between Divisions
(including fixed account), net	(1,753)	72,459	(1,652)	19,769
Increase (decrease) in net assets derived from
principal transactions	(3,093)	62,061	(3,158)	17,116
Total increase (decrease) in net assets	2,150	103,888	4,312	28,480
Net assets at December 31, 2010	35,486	257,411	38,538	121,916

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(610)	(5,091)	(900)	(5,190)
Total realized gain (loss) on investments
and capital gains distributions	2,397	(5,048)	198	25,733
Net unrealized appreciation (depreciation)
of investments	(8,715)	3,052	(580)	(23,630)
Net increase (decrease) in net assets from operations	(6,928)	(7,087)	(1,282)	(3,087)
Changes from principal transactions:
Premiums	-	1,480	3	1,442
Death Benefits	(172)	(1,607)	(492)	(1,111)
Surrenders and withdrawals	(2,031)	(18,328)	(2,502)	(14,155)
Transfers between Divisions
(including fixed account), net	(879)	(7,974)	(2,183)	112,727
Increase (decrease) in net assets derived from
principal transactions	(3,082)	(26,429)	(5,174)	98,903
Total increase (decrease) in net assets	(10,010)	(33,516)	(6,456)	95,816
Net assets at December 31, 2011	$ 25,476	$ 223,895	$ 32,082	$ 217,732

The accompanying notes are an integral part of these financial statements
79

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Large Cap	ING Large Cap	ING Limited	ING Liquid
	Growth	Value	Maturity Bond	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 879	$ -	$ 113,748	$ 1,494,964

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	-	1,843	(33,842)
Total realized gain (loss) on investments
and capital gains distributions	8	-	(2,701)	46
Net unrealized appreciation (depreciation)
of investments	101	-	2,199	-
Net increase (decrease) in net assets from operations	84	-	1,341	(33,796)
Changes from principal transactions:
Premiums	-	-	24	40,411
Death Benefits	(5)	-	(3,395)	(23,149)
Surrenders and withdrawals	(55)	-	(14,364)	(359,952)
Transfers between Divisions
(including fixed account), net	(17)	-	(2,525)	(54,884)
Increase (decrease) in net assets derived from
principal transactions	(77)	-	(20,260)	(397,574)
Total increase (decrease) in net assets	7	-	(18,919)	(431,370)
Net assets at December 31, 2010	886	-	94,829	1,063,594

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(757)	1,105	(27,386)
Total realized gain (loss) on investments
and capital gains distributions	72	(836)	(2,671)	291
Net unrealized appreciation (depreciation)
of investments	(55)	763	1,059	-
Net increase (decrease) in net assets from operations	(6)	(830)	(507)	(27,095)
Changes from principal transactions:
Premiums	-	294	(18)	21,374
Death Benefits	-	(1,419)	(3,202)	(15,050)
Surrenders and withdrawals	(72)	(7,240)	(12,513)	(363,002)
Transfers between Divisions
(including fixed account), net	(24)	73,935	(2,825)	314,406
Increase (decrease) in net assets derived from
principal transactions	(96)	65,570	(18,558)	(42,272)
Total increase (decrease) in net assets	(102)	64,740	(19,065)	(69,367)
Net assets at December 31, 2011	$ 784	$ 64,740	$ 75,764	$ 994,227

The accompanying notes are an integral part of these financial statements
80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Lord	ING Lord
	ING Liquid	Abbett Growth	Abbett Growth	ING Marsico
	Assets	and Income	and Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2010	$ 32,318	$ 57,701	$ 1,991	$ 460,437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(761)	(997)	(43)	(7,864)
Total realized gain (loss) on investments
and capital gains distributions	1	(3,306)	(72)	22,836
Net unrealized appreciation (depreciation)
of investments	-	11,792	383	57,749
Net increase (decrease) in net assets from operations	(760)	7,489	268	72,721
Changes from principal transactions:
Premiums	48	4	-	4,660
Death Benefits	(297)	(1,366)	-	(9,494)
Surrenders and withdrawals	(8,624)	(5,470)	(84)	(37,012)
Transfers between Divisions
(including fixed account), net	342	(1,915)	(42)	11,650
Increase (decrease) in net assets derived from
principal transactions	(8,531)	(8,747)	(126)	(30,196)
Total increase (decrease) in net assets	(9,291)	(1,258)	142	42,525
Net assets at December 31, 2010	23,027	56,443	2,133	502,962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(617)	(62)	(3)	(9,711)
Total realized gain (loss) on investments
and capital gains distributions	6	(8,765)	(397)	45,214
Net unrealized appreciation (depreciation)
of investments	-	10,135	447	(53,861)
Net increase (decrease) in net assets from operations	(611)	1,308	47	(18,358)
Changes from principal transactions:
Premiums	1,001	(2)	-	3,314
Death Benefits	(192)	(2)	-	(10,652)
Surrenders and withdrawals	(13,161)	(348)	(2)	(42,353)
Transfers between Divisions
(including fixed account), net	9,264	(57,399)	(2,178)	(17,241)
Increase (decrease) in net assets derived from
principal transactions	(3,088)	(57,751)	(2,180)	(66,932)
Total increase (decrease) in net assets	(3,699)	(56,443)	(2,133)	(85,290)
Net assets at December 31, 2011	$ 19,328	$ -	$ -	$ 417,672

The accompanying notes are an integral part of these financial statements.
81

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Marsico	ING MFS Total	ING MFS Total	ING MFS
	Growth	Return	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2010	$ 17,480	$ 797,586	$ 34,335	$ 416,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(397)	(13,917)	(769)	69
Total realized gain (loss) on investments
and capital gains distributions	371	(14,725)	(1,159)	(17,954)
Net unrealized appreciation (depreciation)
of investments	2,737	81,411	4,118	59,196
Net increase (decrease) in net assets from operations	2,711	52,769	2,190	41,311
Changes from principal transactions:
Premiums	14	9,395	24	9,602
Death Benefits	(138)	(19,620)	(247)	(4,106)
Surrenders and withdrawals	(632)	(71,711)	(1,386)	(26,702)
Transfers between Divisions
(including fixed account), net	(666)	(25,556)	(405)	(5,151)
Increase (decrease) in net assets derived from
principal transactions	(1,422)	(107,492)	(2,014)	(26,357)
Total increase (decrease) in net assets	1,289	(54,723)	176	14,954
Net assets at December 31, 2010	18,769	742,863	34,511	431,592

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(468)	760	(149)	4,298
Total realized gain (loss) on investments
and capital gains distributions	527	(15,414)	(1,228)	(14,338)
Net unrealized appreciation (depreciation)
of investments	(834)	10,803	928	25,614
Net increase (decrease) in net assets from operations	(775)	(3,851)	(449)	15,574
Changes from principal transactions:
Premiums	6	4,364	14	5,069
Death Benefits	(135)	(16,030)	(288)	(3,936)
Surrenders and withdrawals	(1,259)	(72,532)	(2,001)	(33,233)
Transfers between Divisions
(including fixed account), net	(239)	(19,187)	(797)	48,812
Increase (decrease) in net assets derived from
principal transactions	(1,627)	(103,385)	(3,072)	16,712
Total increase (decrease) in net assets	(2,402)	(107,236)	(3,521)	32,286
Net assets at December 31, 2011	$ 16,367	$ 635,627	$ 30,990	$ 463,878

The accompanying notes are an integral part of these financial statements.
82

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Morgan	ING
	ING Morgan	ING Morgan	Stanley Global	Oppenheimer
	Stanley Global	Stanley Global	Tactical Asset	Active
	Franchise	Franchise	Allocation	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2010	$ 272,604	$ 60,900	$ 41,756	$ 23,532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,123)	(1,464)	(899)	(228)
Total realized gain (loss) on investments
and capital gains distributions	(3,097)	915	4,072	2,265
Net unrealized appreciation (depreciation)
of investments	38,217	6,740	(241)	2,269
Net increase (decrease) in net assets from operations	28,997	6,191	2,932	4,306
Changes from principal transactions:
Premiums	4,221	174	2,137	2,544
Death Benefits	(2,317)	(332)	(335)	(18)
Surrenders and withdrawals	(16,288)	(3,670)	(2,683)	(1,303)
Transfers between Divisions
(including fixed account), net	38,930	(499)	23,297	30,962
Increase (decrease) in net assets derived from
principal transactions	24,546	(4,327)	22,416	32,185
Total increase (decrease) in net assets	53,543	1,864	25,348	36,491
Net assets at December 31, 2010	326,147	62,764	67,104	60,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(886)	(320)	(31)	(1,460)
Total realized gain (loss) on investments
and capital gains distributions	(1,028)	1,762	4,223	5,331
Net unrealized appreciation (depreciation)
of investments	21,385	2,267	(2,655)	(7,753)
Net increase (decrease) in net assets from operations	19,471	3,709	1,537	(3,882)
Changes from principal transactions:
Premiums	2,845	67	51	822
Death Benefits	(3,234)	(598)	-	(487)
Surrenders and withdrawals	(22,101)	(4,785)	(203)	(3,297)
Transfers between Divisions
(including fixed account), net	9,970	(2,359)	(68,489)	(2,420)
Increase (decrease) in net assets derived from
principal transactions	(12,520)	(7,675)	(68,641)	(5,382)
Total increase (decrease) in net assets	6,951	(3,966)	(67,104)	(9,264)
Net assets at December 31, 2011	$ 333,098	$ 58,798	$ -	$ 50,759

The accompanying notes are an integral part of these financial statements.
83

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO
	High Yield	Total Return	Total Return	ING Pioneer
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2010	$ 400,025	$ 2,982,070	$ 73,887	$ 51,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,042	66,401	1,323	(711)
Total realized gain (loss) on investments
and capital gains distributions	(1,773)	166,547	4,037	(747)
Net unrealized appreciation (depreciation)
of investments	27,518	(75,929)	(1,803)	7,731
Net increase (decrease) in net assets from operations	48,787	157,019	3,557	6,273
Changes from principal transactions:
Premiums	2,106	70,518	90	384
Death Benefits	(9,215)	(32,274)	(603)	(741)
Surrenders and withdrawals	(42,188)	(233,993)	(7,411)	(3,410)
Transfers between Divisions
(including fixed account), net	120,471	51,890	3,734	3,484
Increase (decrease) in net assets derived from
principal transactions	71,174	(143,859)	(4,190)	(283)
Total increase (decrease) in net assets	119,961	13,160	(633)	5,990
Net assets at December 31, 2010	519,986	2,995,230	73,254	57,938

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,043	45,341	951	(621)
Total realized gain (loss) on investments
and capital gains distributions	(2,553)	131,304	4,358	237
Net unrealized appreciation (depreciation)
of investments	(12,874)	(155,150)	(4,911)	(3,366)
Net increase (decrease) in net assets from operations	9,616	21,495	398	(3,750)
Changes from principal transactions:
Premiums	2,512	25,877	75	250
Death Benefits	(8,955)	(32,139)	(554)	(540)
Surrenders and withdrawals	(57,362)	(241,232)	(10,855)	(4,637)
Transfers between Divisions
(including fixed account), net	40,480	50,421	3,518	(879)
Increase (decrease) in net assets derived from
principal transactions	(23,325)	(197,073)	(7,816)	(5,806)
Total increase (decrease) in net assets	(13,709)	(175,578)	(7,418)	(9,556)
Net assets at December 31, 2011	$ 506,277	$ 2,819,652	$ 65,836	$ 48,382

The accompanying notes are an integral part of these financial statements.
84

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Retirement
	ING Pioneer	ING Retirement	ING Retirement	Moderate
	Mid Cap Value	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2010	$ 563,986	$ 400,422	$ 4,534,412	$ 3,108,225

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,851)	(10,876)	(103,142)	(64,789)
Total realized gain (loss) on investments
and capital gains distributions	(8,551)	7,064	14,110	11,281
Net unrealized appreciation (depreciation)
of investments	94,301	28,820	454,929	296,213
Net increase (decrease) in net assets from operations	76,899	25,008	365,897	242,705
Changes from principal transactions:
Premiums	4,453	14,393	75,146	51,853
Death Benefits	(7,825)	(4,970)	(47,977)	(36,012)
Surrenders and withdrawals	(36,558)	(27,035)	(159,809)	(153,807)
Transfers between Divisions
(including fixed account), net	(28,506)	62,985	(155,942)	(27,444)
Increase (decrease) in net assets derived from
principal transactions	(68,436)	45,373	(288,582)	(165,410)
Total increase (decrease) in net assets	8,463	70,381	77,315	77,295
Net assets at December 31, 2010	572,449	470,803	4,611,727	3,185,520

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,473)	(4,733)	(84,105)	(46,691)
Total realized gain (loss) on investments
and capital gains distributions	1,707	16,679	55,907	39,098
Net unrealized appreciation (depreciation)
of investments	(33,023)	571	(139,667)	(65,826)
Net increase (decrease) in net assets from operations	(37,789)	12,517	(167,865)	(73,419)
Changes from principal transactions:
Premiums	2,881	5,306	42,896	24,135
Death Benefits	(7,225)	(4,923)	(40,032)	(39,428)
Surrenders and withdrawals	(44,054)	(34,728)	(197,531)	(169,785)
Transfers between Divisions
(including fixed account), net	(24,437)	106,029	(137,508)	(68,075)
Increase (decrease) in net assets derived from
principal transactions	(72,835)	71,684	(332,175)	(253,153)
Total increase (decrease) in net assets	(110,624)	84,201	(500,040)	(326,572)
Net assets at December 31, 2011	$ 461,825	$ 555,004	$ 4,111,687	$ 2,858,948

The accompanying notes are an integral part of these financial statements.
85

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Capital	Price Equity
	Moderate	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2010	$ 1,834,949	$ 2,513,348	$ 83,348	$ 652,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35,244)	(20,452)	(1,058)	(4,786)
Total realized gain (loss) on investments
and capital gains distributions	7,515	36,663	(1,826)	(1,343)
Net unrealized appreciation (depreciation)
of investments	145,924	251,543	11,276	79,450
Net increase (decrease) in net assets from operations	118,195	267,754	8,392	73,321
Changes from principal transactions:
Premiums	29,311	44,845	161	6,727
Death Benefits	(21,783)	(30,970)	(885)	(11,745)
Surrenders and withdrawals	(106,412)	(180,672)	(5,875)	(46,453)
Transfers between Divisions
(including fixed account), net	(31,228)	22,098	(1,655)	10,658
Increase (decrease) in net assets derived from
principal transactions	(130,112)	(144,699)	(8,254)	(40,813)
Total increase (decrease) in net assets	(11,917)	123,055	138	32,508
Net assets at December 31, 2010	1,823,032	2,636,403	83,486	685,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19,776)	(16,539)	(845)	(3,318)
Total realized gain (loss) on investments
and capital gains distributions	21,753	77,517	(654)	(4,738)
Net unrealized appreciation (depreciation)
of investments	(7,486)	(50,721)	1,563	(16,655)
Net increase (decrease) in net assets from operations	(5,509)	10,257	64	(24,711)
Changes from principal transactions:
Premiums	14,570	24,676	53	4,033
Death Benefits	(26,638)	(33,095)	(856)	(9,883)
Surrenders and withdrawals	(101,101)	(215,118)	(8,224)	(56,847)
Transfers between Divisions
(including fixed account), net	(22,874)	(52,715)	(1,420)	45,446
Increase (decrease) in net assets derived from
principal transactions	(136,043)	(276,252)	(10,447)	(17,251)
Total increase (decrease) in net assets	(141,552)	(265,995)	(10,383)	(41,962)
Net assets at December 31, 2011	$ 1,681,480	$ 2,370,408	$ 73,103	$ 643,106

The accompanying notes are an integral part of these financial statements.
86

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price	ING Templeton	ING Templeton
	Income	International	Global Growth	Global Growth
	Portfolio -	Stock Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2010	$ 22,439	$ 175,866	$ 299,463	$ 4,691

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(266)	(1,794)	(2,282)	(59)
Total realized gain (loss) on investments
and capital gains distributions	(529)	(16,229)	7,209	(111)
Net unrealized appreciation (depreciation)
of investments	3,345	33,704	8,384	363
Net increase (decrease) in net assets from operations	2,550	15,681	13,311	193
Changes from principal transactions:
Premiums	24	113	2,837	36
Death Benefits	(98)	(1,772)	(5,466)	(23)
Surrenders and withdrawals	(1,189)	(8,714)	(21,025)	(175)
Transfers between Divisions
(including fixed account), net	196	(15,117)	(2,715)	10
Increase (decrease) in net assets derived from
principal transactions	(1,067)	(25,490)	(26,369)	(152)
Total increase (decrease) in net assets	1,483	(9,809)	(13,058)	41
Net assets at December 31, 2010	23,922	166,057	286,405	4,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(217)	1,414	(2,192)	(62)
Total realized gain (loss) on investments
and capital gains distributions	(483)	(8,521)	3,451	(104)
Net unrealized appreciation (depreciation)
of investments	(238)	(15,620)	(23,014)	(184)
Net increase (decrease) in net assets from operations	(938)	(22,727)	(21,755)	(350)
Changes from principal transactions:
Premiums	9	1,100	1,810	3
Death Benefits	(252)	(1,021)	(4,689)	(12)
Surrenders and withdrawals	(1,646)	(10,404)	(23,614)	(321)
Transfers between Divisions
(including fixed account), net	2,194	(2,370)	(9,620)	(151)
Increase (decrease) in net assets derived from
principal transactions	305	(12,695)	(36,113)	(481)
Total increase (decrease) in net assets	(633)	(35,422)	(57,868)	(831)
Net assets at December 31, 2011	$ 23,289	$ 130,635	$ 228,537	$ 3,901

The accompanying notes are an integral part of these financial statements.
87

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING American	ING Baron	ING Columbia
		Century Small-	Small Cap	Small Cap
	ING Diversified	Mid Cap Value	Growth	Value II
	International	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 203	$ 2,051	$ 288,247	$ 156,330

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(13)	(7,479)	(2,036)
Total realized gain (loss) on investments
and capital gains distributions	(23)	(10)	(12,141)	(5,961)
Net unrealized appreciation (depreciation)
of investments	37	503	82,791	37,638
Net increase (decrease) in net assets from operations	12	480	63,171	29,641
Changes from principal transactions:
Premiums	-	271	6,413	12
Death Benefits	-	-	(2,170)	(1,250)
Surrenders and withdrawals	(5)	(216)	(14,473)	(7,381)
Transfers between Divisions
(including fixed account), net	(32)	461	1,015	(23,435)
Increase (decrease) in net assets derived from
principal transactions	(37)	516	(9,215)	(32,054)
Total increase (decrease) in net assets	(25)	996	53,956	(2,413)
Net assets at December 31, 2010	178	3,047	342,203	153,917

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(14)	(9,161)	(3,097)
Total realized gain (loss) on investments
and capital gains distributions	(6)	510	1,071	1,260
Net unrealized appreciation (depreciation)
of investments	(17)	(666)	2,806	(5,379)
Net increase (decrease) in net assets from operations	(25)	(170)	(5,284)	(7,216)
Changes from principal transactions:
Premiums	-	124	3,746	42
Death Benefits	-	(6)	(1,956)	(1,486)
Surrenders and withdrawals	(25)	(846)	(21,686)	(7,006)
Transfers between Divisions
(including fixed account), net	-	(174)	18,748	(10,734)
Increase (decrease) in net assets derived from
principal transactions	(25)	(902)	(1,148)	(19,184)
Total increase (decrease) in net assets	(50)	(1,072)	(6,432)	(26,400)
Net assets at December 31, 2011	$ 128	$ 1,975	$ 335,771	$ 127,517

The accompanying notes are an integral part of these financial statements.
88

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Invesco
			ING Invesco	Van Kampen
	ING Davis New		Van Kampen	Equity and
	York Venture	ING Global	Comstock	Income
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2010	$ 266,995	$ 8,547	$ 164,271	$ 2,321

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,711)	180	(1,954)	(436)
Total realized gain (loss) on investments
and capital gains distributions	(6,120)	60	(9,007)	(8)
Net unrealized appreciation (depreciation)
of investments	35,925	947	30,877	224
Net increase (decrease) in net assets from operations	24,094	1,187	19,916	(220)
Changes from principal transactions:
Premiums	6,169	266	2,446	3,858
Death Benefits	(2,401)	(14)	(1,118)	(696)
Surrenders and withdrawals	(10,487)	(1,224)	(9,533)	(4,737)
Transfers between Divisions
(including fixed account), net	7,243	871	13,049	1,520
Increase (decrease) in net assets derived from
principal transactions	524	(101)	4,844	(55)
Total increase (decrease) in net assets	24,618	1,086	24,760	(275)
Net assets at December 31, 2010	291,613	9,633	189,031	2,046

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,201)	543	(2,183)	24
Total realized gain (loss) on investments
and capital gains distributions	(8,149)	135	(6,672)	20
Net unrealized appreciation (depreciation)
of investments	(6,855)	(470)	1,288	(69)
Net increase (decrease) in net assets from operations	(19,205)	208	(7,567)	(25)
Changes from principal transactions:
Premiums	2,253	90	1,409	-
Death Benefits	(2,609)	(53)	(2,068)	-
Surrenders and withdrawals	(14,548)	(1,697)	(14,291)	(365)
Transfers between Divisions
(including fixed account), net	(14,771)	749	6,564	(116)
Increase (decrease) in net assets derived from
principal transactions	(29,675)	(911)	(8,386)	(481)
Total increase (decrease) in net assets	(48,880)	(703)	(15,953)	(506)
Net assets at December 31, 2011	$ 242,733	$ 8,930	$ 173,078	$ 1,540

The accompanying notes are an integral part of these financial statements.
89

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Legg
	ING Invesco		Mason
	Van Kampen		ClearBridge	ING
	Equity and	ING JPMorgan	Aggressive	Oppenheimer
	Income	Mid Cap Value	Growth	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2010	$ 189,556	$ 67,915	$ 89,393	$ 7,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(966)	(1,436)	(2,403)	21
Total realized gain (loss) on investments
and capital gains distributions	(4,615)	3,385	1,561	51
Net unrealized appreciation (depreciation)
of investments	23,524	15,568	18,139	825
Net increase (decrease) in net assets from operations	17,943	17,517	17,297	897
Changes from principal transactions:
Premiums	(397)	3,330	91	-
Death Benefits	(1,180)	(512)	(739)	(163)
Surrenders and withdrawals	(7,877)	(5,985)	(4,297)	(957)
Transfers between Divisions
(including fixed account), net	9,450	39,056	(5,515)	(416)
Increase (decrease) in net assets derived from
principal transactions	(4)	35,889	(10,460)	(1,536)
Total increase (decrease) in net assets	17,939	53,406	6,837	(639)
Net assets at December 31, 2010	207,495	121,321	96,230	6,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(958)	(2,108)	(7)	8
Total realized gain (loss) on investments
and capital gains distributions	(2,510)	15,019	10,930	199
Net unrealized appreciation (depreciation)
of investments	(3,013)	(14,481)	(9,559)	(701)
Net increase (decrease) in net assets from operations	(6,481)	(1,570)	1,364	(494)
Changes from principal transactions:
Premiums	1,374	1,280	(1)	-
Death Benefits	(2,513)	(1,137)	(37)	(102)
Surrenders and withdrawals	(15,594)	(8,676)	(388)	(1,119)
Transfers between Divisions
(including fixed account), net	(10,198)	14,596	(97,168)	(189)
Increase (decrease) in net assets derived from
principal transactions	(26,931)	6,063	(97,594)	(1,410)
Total increase (decrease) in net assets	(33,412)	4,493	(96,230)	(1,904)
Net assets at December 31, 2011	$ 174,083	$ 125,814	$ -	$ 4,872

The accompanying notes are an integral part of these financial statements.
90

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO
	Global	Total Return	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 124,376	$ 9,629	$ 16,960	$ 16,849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,115)	174	115	1
Total realized gain (loss) on investments
and capital gains distributions	(3,646)	79	(244)	(346)
Net unrealized appreciation (depreciation)
of investments	19,426	304	1,685	2,336
Net increase (decrease) in net assets from operations	14,665	557	1,556	1,991
Changes from principal transactions:
Premiums	520	-	119	693
Death Benefits	(956)	(66)	-	(57)
Surrenders and withdrawals	(6,315)	(948)	(777)	(575)
Transfers between Divisions
(including fixed account), net	(7,591)	(1,249)	(82)	(420)
Increase (decrease) in net assets derived from
principal transactions	(14,342)	(2,263)	(740)	(359)
Total increase (decrease) in net assets	323	(1,706)	816	1,632
Net assets at December 31, 2010	124,699	7,923	17,776	18,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,384)	121	252	77
Total realized gain (loss) on investments
and capital gains distributions	(2,785)	215	(380)	(395)
Net unrealized appreciation (depreciation)
of investments	(9,838)	(190)	(217)	(505)
Net increase (decrease) in net assets from operations	(14,007)	146	(345)	(823)
Changes from principal transactions:
Premiums	1,060	-	50	447
Death Benefits	(1,068)	(105)	(286)	(367)
Surrenders and withdrawals	(8,584)	(742)	(1,647)	(1,276)
Transfers between Divisions
(including fixed account), net	14,346	(972)	(537)	(59)
Increase (decrease) in net assets derived from
principal transactions	5,754	(1,819)	(2,420)	(1,255)
Total increase (decrease) in net assets	(8,253)	(1,673)	(2,765)	(2,078)
Net assets at December 31, 2011	$ 116,446	$ 6,250	$ 15,011	$ 16,403

The accompanying notes are an integral part of these financial statements.
91

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING T. Rowe
				Price
			ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Cap Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 11,035	$ 1,384	$ 6,919	$ 9,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(12)	125	(159)
Total realized gain (loss) on investments
and capital gains distributions	(703)	(101)	(93)	(243)
Net unrealized appreciation (depreciation)
of investments	2,012	270	480	2,896
Net increase (decrease) in net assets from operations	1,301	157	512	2,494
Changes from principal transactions:
Premiums	218	2	185	1,219
Death Benefits	-	-	(93)	(9)
Surrenders and withdrawals	152	(161)	(583)	(403)
Transfers between Divisions
(including fixed account), net	(1,548)	(112)	(150)	(580)
Increase (decrease) in net assets derived from
principal transactions	(1,178)	(271)	(641)	227
Total increase (decrease) in net assets	123	(114)	(129)	2,721
Net assets at December 31, 2010	11,158	1,270	6,790	11,833

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(9)	170	(168)
Total realized gain (loss) on investments
and capital gains distributions	(304)	(21)	(50)	(158)
Net unrealized appreciation (depreciation)
of investments	(398)	(46)	(181)	(290)
Net increase (decrease) in net assets from operations	(713)	(76)	(61)	(616)
Changes from principal transactions:
Premiums	239	3	13	127
Death Benefits	(180)	-	(92)	(11)
Surrenders and withdrawals	(405)	(43)	(467)	(1,815)
Transfers between Divisions
(including fixed account), net	(322)	(23)	(128)	(187)
Increase (decrease) in net assets derived from
principal transactions	(668)	(63)	(674)	(1,886)
Total increase (decrease) in net assets	(1,381)	(139)	(735)	(2,502)
Net assets at December 31, 2011	$ 9,777	$ 1,131	$ 6,055	$ 9,331

The accompanying notes are an integral part of these financial statements.
92

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe
	Price Growth	ING Templeton	ING Thornburg	ING Thornburg
	Equity	Foreign Equity	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$ 97,640	$ 241,228	$ 1,479	$ 7,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,179)	(1,095)	(1)	(56)
Total realized gain (loss) on investments
and capital gains distributions	3,028	(22,924)	37	(142)
Net unrealized appreciation (depreciation)
of investments	10,347	34,948	88	831
Net increase (decrease) in net assets from operations	11,196	10,929	124	633
Changes from principal transactions:
Premiums	2,365	4,465	3	996
Death Benefits	(708)	(2,067)	(13)	(131)
Surrenders and withdrawals	(5,743)	(12,833)	(179)	(360)
Transfers between Divisions
(including fixed account), net	4,175	18,721	(30)	(573)
Increase (decrease) in net assets derived from
principal transactions	89	8,286	(219)	(68)
Total increase (decrease) in net assets	11,285	19,215	(95)	565
Net assets at December 31, 2010	108,925	260,443	1,384	8,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,736)	(2,202)	(8)	(122)
Total realized gain (loss) on investments
and capital gains distributions	12,015	(18,388)	89	(51)
Net unrealized appreciation (depreciation)
of investments	(14,415)	(16,533)	(226)	(1,004)
Net increase (decrease) in net assets from operations	(5,136)	(37,123)	(145)	(1,177)
Changes from principal transactions:
Premiums	1,395	1,968	4	23
Death Benefits	(558)	(1,465)	(4)	(99)
Surrenders and withdrawals	(7,504)	(16,647)	(338)	(419)
Transfers between Divisions
(including fixed account), net	8,706	(16,686)	(6)	(261)
Increase (decrease) in net assets derived from
principal transactions	2,039	(32,830)	(344)	(756)
Total increase (decrease) in net assets	(3,097)	(69,953)	(489)	(1,933)
Net assets at December 31, 2011	$ 105,828	$ 190,490	$ 895	$ 6,348

The accompanying notes are an integral part of these financial statements.
93

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING UBS U.S.	ING Strategic	ING Strategic	ING Strategic
	Large Cap	Allocation	Allocation	Allocation
	Equity	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S
Net assets at January 1, 2010	$ 6,503	$ 1,353	$ 589	$ 657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(97)	45	14	20
Total realized gain (loss) on investments
and capital gains distributions	(269)	(42)	(50)	(66)
Net unrealized appreciation (depreciation)
of investments	974	130	98	116
Net increase (decrease) in net assets from operations	608	133	62	70
Changes from principal transactions:
Premiums	69	(36)	(50)	148
Death Benefits	(42)	-	-	(18)
Surrenders and withdrawals	(446)	-	-	(44)
Transfers between Divisions
(including fixed account), net	(463)	1	-	(38)
Increase (decrease) in net assets derived from
principal transactions	(882)	(35)	(50)	48
Total increase (decrease) in net assets	(274)	98	12	118
Net assets at December 31, 2010	6,229	1,451	601	775

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(93)	37	8	14
Total realized gain (loss) on investments
and capital gains distributions	(130)	(51)	(80)	(35)
Net unrealized appreciation (depreciation)
of investments	(41)	24	56	6
Net increase (decrease) in net assets from operations	(264)	10	(16)	(15)
Changes from principal transactions:
Premiums	7	(175)	(126)	120
Death Benefits	(39)	-	-	(4)
Surrenders and withdrawals	(515)	-	-	(37)
Transfers between Divisions
(including fixed account), net	(219)	-	1	134
Increase (decrease) in net assets derived from
principal transactions	(766)	(175)	(125)	213
Total increase (decrease) in net assets	(1,030)	(165)	(141)	198
Net assets at December 31, 2011	$ 5,199	$ 1,286	$ 460	$ 973

The accompanying notes are an integral part of these financial statements.
94

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 5
Net assets at January 1, 2010	$ -	$ 109	$ 453,859	$ 14,317

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(6,642)	(46)
Total realized gain (loss) on investments
and capital gains distributions	-	(2)	(4,991)	(970)
Net unrealized appreciation (depreciation)
of investments	-	15	57,770	993
Net increase (decrease) in net assets from operations	-	13	46,137	(23)
Changes from principal transactions:
Premiums	-	-	2,214	(6)
Death Benefits	-	-	(7,758)	(97)
Surrenders and withdrawals	-	(8)	(41,659)	(2,508)
Transfers between Divisions
(including fixed account), net	-	-	(3,127)	(332)
Increase (decrease) in net assets derived from
principal transactions	-	(8)	(50,330)	(2,943)
Total increase (decrease) in net assets	-	5	(4,193)	(2,966)
Net assets at December 31, 2010	-	114	449,666	11,351

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19,807)	-	(1,854)	118
Total realized gain (loss) on investments
and capital gains distributions	(4,004)	(4)	2,752	(2,630)
Net unrealized appreciation (depreciation)
of investments	(45,338)	3	(8,237)	2,272
Net increase (decrease) in net assets from operations	(69,149)	(1)	(7,339)	(240)
Changes from principal transactions:
Premiums	7,594	-	219	1
Death Benefits	(18,267)	-	(7,754)	(315)
Surrenders and withdrawals	(69,762)	(35)	(46,532)	(2,801)
Transfers between Divisions
(including fixed account), net	1,327,583	(1)	335,936	(7,996)
Increase (decrease) in net assets derived from
principal transactions	1,247,148	(36)	281,869	(11,111)
Total increase (decrease) in net assets	1,177,999	(37)	274,530	(11,351)
Net assets at December 31, 2011	$ 1,177,999	$ 77	$ 724,196	$ -

The accompanying notes are an integral part of these financial statements.
95

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9
Net assets at January 1, 2010	$ 14,418	$ 10,450	$ 5,547	$ 5,144

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	11	8	2
Total realized gain (loss) on investments
and capital gains distributions	(945)	(866)	(409)	(338)
Net unrealized appreciation (depreciation)
of investments	931	900	420	419
Net increase (decrease) in net assets from operations	(5)	45	19	83
Changes from principal transactions:
Premiums	(11)	(4)	(1)	(1)
Death Benefits	(109)	(383)	(168)	(52)
Surrenders and withdrawals	(3,417)	(2,166)	(1,250)	(1,113)
Transfers between Divisions
(including fixed account), net	(170)	(477)	(38)	(25)
Increase (decrease) in net assets derived from
principal transactions	(3,707)	(3,030)	(1,457)	(1,191)
Total increase (decrease) in net assets	(3,712)	(2,985)	(1,438)	(1,108)
Net assets at December 31, 2010	10,706	7,465	4,109	4,036

Increase (decrease) in net assets
Operations:
Net investment income (loss)	128	6	(22)	7
Total realized gain (loss) on investments
and capital gains distributions	(2,122)	(585)	(407)	(342)
Net unrealized appreciation (depreciation)
of investments	1,783	447	346	270
Net increase (decrease) in net assets from operations	(211)	(132)	(83)	(65)
Changes from principal transactions:
Premiums	(19)	(2)	(15)	-
Death Benefits	(251)	-	(121)	(54)
Surrenders and withdrawals	(3,708)	(1,576)	(1,242)	(801)
Transfers between Divisions
(including fixed account), net	(6,517)	(345)	(29)	(381)
Increase (decrease) in net assets derived from
principal transactions	(10,495)	(1,923)	(1,407)	(1,236)
Total increase (decrease) in net assets	(10,706)	(2,055)	(1,490)	(1,301)
Net assets at December 31, 2011	$ -	$ 5,410	$ 2,619	$ 2,735

The accompanying notes are an integral part of these financial statements.
96

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13
Net assets at January 1, 2010	$ 4,090	$ 5,718	$ 2,232	$ 15,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	17	15	103
Total realized gain (loss) on investments
and capital gains distributions	(252)	(293)	(115)	(209)
Net unrealized appreciation (depreciation)
of investments	312	414	176	791
Net increase (decrease) in net assets from operations	71	138	76	685
Changes from principal transactions:
Premiums	-	(7)	(2)	2
Death Benefits	(35)	(8)	(52)	(207)
Surrenders and withdrawals	(840)	(672)	(226)	(3,109)
Transfers between Divisions
(including fixed account), net	(70)	(312)	(66)	(323)
Increase (decrease) in net assets derived from
principal transactions	(945)	(999)	(346)	(3,637)
Total increase (decrease) in net assets	(874)	(861)	(270)	(2,952)
Net assets at December 31, 2010	3,216	4,857	1,962	12,854

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	7	13	51
Total realized gain (loss) on investments
and capital gains distributions	(244)	(239)	(48)	(169)
Net unrealized appreciation (depreciation)
of investments	191	180	19	126
Net increase (decrease) in net assets from operations	(41)	(52)	(16)	8
Changes from principal transactions:
Premiums	(1)	8	-	(1)
Death Benefits	-	-	(51)	(128)
Surrenders and withdrawals	(932)	(807)	(59)	(3,625)
Transfers between Divisions
(including fixed account), net	-	(5)	(19)	(5)
Increase (decrease) in net assets derived from
principal transactions	(933)	(804)	(129)	(3,759)
Total increase (decrease) in net assets	(974)	(856)	(145)	(3,751)
Net assets at December 31, 2011	$ 2,242	$ 4,001	$ 1,817	$ 9,103

The accompanying notes are an integral part of these financial statements.
97

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING BlackRock
		Science and
		Technology	ING Euro
	ING GET U.S.	Opportunities	STOXX 50	ING FTSE 100
	Core Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Series 14	Class S	Class A	Class A
Net assets at January 1, 2010	$ 45,358	$ 223,254	$ 608	$ 755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	815	(5,950)	(57)	(69)
Total realized gain (loss) on investments
and capital gains distributions	(68)	(731)	48	176
Net unrealized appreciation (depreciation)
of investments	1,300	37,693	(60)	183
Net increase (decrease) in net assets from operations	2,047	31,012	(69)	290
Changes from principal transactions:
Premiums	(2)	6,066	392	(4,849)
Death Benefits	(460)	(1,845)	-	(42)
Surrenders and withdrawals	(10,382)	(14,630)	(191)	(351)
Transfers between Divisions
(including fixed account), net	(302)	20,109	3,999	7,792
Increase (decrease) in net assets derived from
principal transactions	(11,146)	9,700	4,200	2,550
Total increase (decrease) in net assets	(9,099)	40,712	4,131	2,840
Net assets at December 31, 2010	36,259	263,966	4,739	3,595

Increase (decrease) in net assets
Operations:
Net investment income (loss)	404	(6,441)	299	(22)
Total realized gain (loss) on investments
and capital gains distributions	(26)	33,032	(2,811)	(1,240)
Net unrealized appreciation (depreciation)
of investments	55	(60,848)	(772)	(408)
Net increase (decrease) in net assets from operations	433	(34,257)	(3,284)	(1,670)
Changes from principal transactions:
Premiums	(3)	2,645	163	(2,769)
Death Benefits	(466)	(2,733)	(141)	(86)
Surrenders and withdrawals	(6,837)	(17,495)	(1,139)	(503)
Transfers between Divisions
(including fixed account), net	(222)	(14,106)	2,617	3,733
Increase (decrease) in net assets derived from
principal transactions	(7,528)	(31,689)	1,500	375
Total increase (decrease) in net assets	(7,095)	(65,946)	(1,784)	(1,295)
Net assets at December 31, 2011	$ 29,164	$ 198,020	$ 2,955	$ 2,300

The accompanying notes are an integral part of these financial statements.
98

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Index Plus	ING Index Plus	ING Index Plus
	ING Hang Seng	LargeCap	MidCap	SmallCap
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2010	$ 41,686	$ 174,337	$ 127,725	$ 94,468

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,558)	(439)	(1,871)	(1,809)
Total realized gain (loss) on investments
and capital gains distributions	1,115	(14,359)	(7,964)	(6,416)
Net unrealized appreciation (depreciation)
of investments	2,737	31,703	31,547	25,210
Net increase (decrease) in net assets from operations	2,294	16,905	21,712	16,985
Changes from principal transactions:
Premiums	2,498	176	138	72
Death Benefits	(540)	(2,177)	(1,119)	(847)
Surrenders and withdrawals	(3,196)	(22,046)	(8,214)	(6,226)
Transfers between Divisions
(including fixed account), net	39,142	(5,863)	(8,815)	(4,553)
Increase (decrease) in net assets derived from
principal transactions	37,904	(29,910)	(18,010)	(11,554)
Total increase (decrease) in net assets	40,198	(13,005)	3,702	5,431
Net assets at December 31, 2010	81,884	161,332	131,427	99,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(660)	(2,162)	(1,683)
Total realized gain (loss) on investments
and capital gains distributions	170	(10,242)	(3,109)	(3,407)
Net unrealized appreciation (depreciation)
of investments	(13,476)	8,254	1,687	2,183
Net increase (decrease) in net assets from operations	(13,301)	(2,648)	(3,584)	(2,907)
Changes from principal transactions:
Premiums	793	49	89	48
Death Benefits	(579)	(2,850)	(1,708)	(1,380)
Surrenders and withdrawals	(3,793)	(18,095)	(9,635)	(7,073)
Transfers between Divisions
(including fixed account), net	(20,825)	(11,807)	(8,868)	(5,109)
Increase (decrease) in net assets derived from
principal transactions	(24,404)	(32,703)	(20,122)	(13,514)
Total increase (decrease) in net assets	(37,705)	(35,351)	(23,706)	(16,421)
Net assets at December 31, 2011	$ 44,179	$ 125,981	$ 107,721	$ 83,478

The accompanying notes are an integral part of these financial statements.
99

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Russell™
	ING	ING Japan	Large Cap	ING Russell™
	International	TOPIX Index®	Growth Index	Large Cap
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class A	Class S	Class S
Net assets at January 1, 2010	$ 69,588	$ 324	$ 141,894	$ 372,497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	833	(101)	(2,704)	4,262
Total realized gain (loss) on investments
and capital gains distributions	3,016	(62)	3,772	12,960
Net unrealized appreciation (depreciation)
of investments	(3,261)	717	11,251	14,170
Net increase (decrease) in net assets from operations	588	554	12,319	31,392
Changes from principal transactions:
Premiums	1,744	5,250	832	2,778
Death Benefits	(513)	-	(1,223)	(8,705)
Surrenders and withdrawals	(4,197)	(226)	(9,281)	(31,818)
Transfers between Divisions
(including fixed account), net	(2,166)	2,561	(1,966)	(10,193)
Increase (decrease) in net assets derived from
principal transactions	(5,132)	7,585	(11,638)	(47,938)
Total increase (decrease) in net assets	(4,544)	8,139	681	(16,546)
Net assets at December 31, 2010	65,044	8,463	142,575	355,951

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	(44)	(2,272)	(2,619)
Total realized gain (loss) on investments
and capital gains distributions	774	(149)	11,059	21,769
Net unrealized appreciation (depreciation)
of investments	(8,670)	(1,847)	(7,707)	(21,331)
Net increase (decrease) in net assets from operations	(7,844)	(2,040)	1,080	(2,181)
Changes from principal transactions:
Premiums	753	2,890	898	1,657
Death Benefits	(208)	(72)	(1,770)	(7,615)
Surrenders and withdrawals	(4,200)	(414)	(11,980)	(35,620)
Transfers between Divisions
(including fixed account), net	(14,057)	740	15,230	(15,225)
Increase (decrease) in net assets derived from
principal transactions	(17,712)	3,144	2,378	(56,803)
Total increase (decrease) in net assets	(25,556)	1,104	3,458	(58,984)
Net assets at December 31, 2011	$ 39,488	$ 9,567	$ 146,033	$ 296,967

The accompanying notes are an integral part of these financial statements.
100

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Mid Cap	ING Russell™	ING Russell™
	Value Index	Growth Index	Mid Cap Index	Small Cap
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2010	$ 24,005	$ 248,368	$ 85,119	$ 114,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(196)	(5,118)	(1,915)	(2,876)
Total realized gain (loss) on investments
and capital gains distributions	4,147	10,587	13,882	6,124
Net unrealized appreciation (depreciation)
of investments	(1,913)	48,180	6,499	21,586
Net increase (decrease) in net assets from operations	2,038	53,649	18,466	24,834
Changes from principal transactions:
Premiums	428	2,438	5,853	3,431
Death Benefits	(581)	(5,468)	(507)	(898)
Surrenders and withdrawals	(3,362)	(19,309)	(5,404)	(9,323)
Transfers between Divisions
(including fixed account), net	12,698	18,299	17,330	41,308
Increase (decrease) in net assets derived from
principal transactions	9,183	(4,040)	17,272	34,518
Total increase (decrease) in net assets	11,221	49,609	35,738	59,352
Net assets at December 31, 2010	35,226	297,977	120,857	174,052

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(341)	(5,295)	(1,639)	(2,981)
Total realized gain (loss) on investments
and capital gains distributions	1,678	21,859	17,402	23,082
Net unrealized appreciation (depreciation)
of investments	(2,166)	(29,466)	(21,722)	(31,952)
Net increase (decrease) in net assets from operations	(829)	(12,902)	(5,959)	(11,851)
Changes from principal transactions:
Premiums	322	1,653	1,216	1,520
Death Benefits	(357)	(6,739)	(562)	(1,278)
Surrenders and withdrawals	(5,240)	(21,743)	(7,369)	(12,517)
Transfers between Divisions
(including fixed account), net	9,828	(15,154)	(5,359)	(13,850)
Increase (decrease) in net assets derived from
principal transactions	4,553	(41,983)	(12,074)	(26,125)
Total increase (decrease) in net assets	3,724	(54,885)	(18,033)	(37,976)
Net assets at December 31, 2011	$ 38,950	$ 243,092	$ 102,824	$ 136,076

The accompanying notes are an integral part of these financial statements.
101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING
			WisdomTreeSM	ING
	ING Small		Global High-	International
	Company	ING U.S. Bond	Yielding Equity	Value
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2010	$ 75,533	$ 251,758	$ 213,033	$ 10,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,627)	(485)	1,623	34
Total realized gain (loss) on investments
and capital gains distributions	14,076	9,365	(17,524)	(1,738)
Net unrealized appreciation (depreciation)
of investments	4,507	(870)	19,810	1,740
Net increase (decrease) in net assets from operations	16,956	8,010	3,909	36
Changes from principal transactions:
Premiums	2,034	5,167	4,928	227
Death Benefits	(452)	(2,502)	(913)	(5)
Surrenders and withdrawals	(4,359)	(22,176)	(7,771)	(586)
Transfers between Divisions
(including fixed account), net	12,731	(7,626)	(11,904)	(945)
Increase (decrease) in net assets derived from
principal transactions	9,954	(27,137)	(15,660)	(1,309)
Total increase (decrease) in net assets	26,910	(19,127)	(11,751)	(1,273)
Net assets at December 31, 2010	102,443	232,631	201,282	9,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,225)	(854)	927	64
Total realized gain (loss) on investments
and capital gains distributions	6,818	10,181	(6,031)	(1,173)
Net unrealized appreciation (depreciation)
of investments	(10,456)	70	(6,484)	(251)
Net increase (decrease) in net assets from operations	(5,863)	9,397	(11,588)	(1,360)
Changes from principal transactions:
Premiums	854	2,106	2,084	73
Death Benefits	(862)	(2,371)	(2,663)	(16)
Surrenders and withdrawals	(6,631)	(20,455)	(8,257)	(798)
Transfers between Divisions
(including fixed account), net	(49)	76,246	(11,122)	(689)
Increase (decrease) in net assets derived from
principal transactions	(6,688)	55,526	(19,958)	(1,430)
Total increase (decrease) in net assets	(12,551)	64,923	(31,546)	(2,790)
Net assets at December 31, 2011	$ 89,892	$ 297,554	$ 169,736	$ 6,655

The accompanying notes are an integral part of these financial statements.
102

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				Legg Mason
				ClearBridge
	ING MidCap	ING SmallCap		Variable Large
	Opportunities	Opportunities	Invesco V.I.	Cap Value
	Portfolio -	Portfolio -	Leisure Fund -	Portfolio -
	Class S	Class S	Series I Shares	Class I
Net assets at January 1, 2010	$ 297,130	$ 59,441	$ 20,121	$ 80

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,807)	(1,565)	(412)	1
Total realized gain (loss) on investments
and capital gains distributions	(994)	1,363	(2,585)	(4)
Net unrealized appreciation (depreciation)
of investments	88,470	15,997	6,413	8
Net increase (decrease) in net assets from operations	81,669	15,795	3,416	5
Changes from principal transactions:
Premiums	3,321	85	(48)	-
Death Benefits	(6,367)	(556)	(290)	-
Surrenders and withdrawals	(28,263)	(4,480)	(1,466)	(8)
Transfers between Divisions
(including fixed account), net	51,967	(2,199)	(1,236)	1
Increase (decrease) in net assets derived from
principal transactions	20,658	(7,150)	(3,040)	(7)
Total increase (decrease) in net assets	102,327	8,645	376	(2)
Net assets at December 31, 2010	399,457	68,086	20,497	78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,715)	(1,600)	(414)	1
Total realized gain (loss) on investments
and capital gains distributions	19,709	3,096	(1,800)	(2)
Net unrealized appreciation (depreciation)
of investments	(26,696)	(2,758)	1,068	4
Net increase (decrease) in net assets from operations	(16,702)	(1,262)	(1,146)	3
Changes from principal transactions:
Premiums	2,372	29	1	-
Death Benefits	(6,288)	(413)	(221)	-
Surrenders and withdrawals	(42,215)	(5,898)	(1,688)	(6)
Transfers between Divisions
(including fixed account), net	16,675	(1,687)	(945)	-
Increase (decrease) in net assets derived from
principal transactions	(29,456)	(7,969)	(2,853)	(6)
Total increase (decrease) in net assets	(46,158)	(9,231)	(3,999)	(3)
Net assets at December 31, 2011	$ 353,299	$ 58,855	$ 16,498	$ 75

The accompanying notes are an integral part of these financial statements.
103

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Legg Mason
	Global Currents
	Variable	Legg Mason	Oppenheimer	PIMCO Real
	International	Western Asset	Main Street	Return
	All Cap	Variable High	Small- & Mid-	Portfolio -
	Opportunity	Income	Cap Fund®/VA Administrative
	Portfolio	Portfolio	- Service Class	Class
Net assets at January 1, 2010	$ 46	$ 78	$ 1,600	$ 11,216

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	6	(16)	22
Total realized gain (loss) on investments
and capital gains distributions	(12)	(5)	(56)	116
Net unrealized appreciation (depreciation)
of investments	12	9	400	623
Net increase (decrease) in net assets from operations	-	10	328	761
Changes from principal transactions:
Premiums	-	-	39	444
Death Benefits	-	-	-	(10)
Surrenders and withdrawals	(7)	(16)	(84)	(1,382)
Transfers between Divisions
(including fixed account), net	-	-	(24)	1,434
Increase (decrease) in net assets derived from
principal transactions	(7)	(16)	(69)	486
Total increase (decrease) in net assets	(7)	(6)	259	1,247
Net assets at December 31, 2010	39	72	1,859	12,463

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	5	(16)	468
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1)	(56)	187
Net unrealized appreciation (depreciation)
of investments	(7)	(4)	10	510
Net increase (decrease) in net assets from operations	(6)	-	(62)	1,165
Changes from principal transactions:
Premiums	-	-	16	142
Death Benefits	-	-	(4)	(8)
Surrenders and withdrawals	(1)	(2)	(196)	(1,569)
Transfers between Divisions
(including fixed account), net	1	1	(171)	790
Increase (decrease) in net assets derived from
principal transactions	-	(1)	(355)	(645)
Total increase (decrease) in net assets	(6)	(1)	(417)	520
Net assets at December 31, 2011	$ 33	$ 71	$ 1,442	$ 12,983

The accompanying notes are an integral part of these financial statements.
104

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Pioneer Equity
	Income VCT			ProFund VP
	Portfolio -	ProFund VP	ProFund VP	Rising Rates
	Class II	Bull	Europe 30	Opportunity
Net assets at January 1, 2010	$ 15,029	$ 15,316	$ 10,444	$ 14,303

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	(365)	(85)	(278)
Total realized gain (loss) on investments
and capital gains distributions	(996)	(450)	(740)	(1,552)
Net unrealized appreciation (depreciation)
of investments	3,318	2,153	777	(628)
Net increase (decrease) in net assets from operations	2,412	1,338	(48)	(2,458)
Changes from principal transactions:
Premiums	206	(1)	(1)	-
Death Benefits	(17)	(178)	(150)	(230)
Surrenders and withdrawals	(831)	(826)	(720)	(1,005)
Transfers between Divisions
(including fixed account), net	(1,134)	(538)	(264)	(69)
Increase (decrease) in net assets derived from
principal transactions	(1,776)	(1,543)	(1,135)	(1,304)
Total increase (decrease) in net assets	636	(205)	(1,183)	(3,762)
Net assets at December 31, 2010	15,665	15,111	9,261	10,541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	(365)	(134)	(204)
Total realized gain (loss) on investments
and capital gains distributions	(708)	(194)	(686)	(1,534)
Net unrealized appreciation (depreciation)
of investments	1,285	240	(61)	(2,040)
Net increase (decrease) in net assets from operations	660	(319)	(881)	(3,778)
Changes from principal transactions:
Premiums	112	3	1	1
Death Benefits	(34)	(232)	(81)	(110)
Surrenders and withdrawals	(1,648)	(1,982)	(875)	(913)
Transfers between Divisions
(including fixed account), net	(17)	(568)	(476)	14
Increase (decrease) in net assets derived from
principal transactions	(1,587)	(2,779)	(1,431)	(1,008)
Total increase (decrease) in net assets	(927)	(3,098)	(2,312)	(4,786)
Net assets at December 31, 2011	$ 14,738	$ 12,013	$ 6,949	$ 5,755

The accompanying notes are an integral part of these financial statements.
105

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Wells Fargo		Wells Fargo
	Wells Fargo	Advantage VT	Wells Fargo	Advantage VT
	Advantage VT	Index Asset	Advantage VT	Small Cap
	Omega Growth	Allocation	Intrinsic Value	Growth Fund -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Class 2
Net assets at January 1, 2010	$ -	$ 2,009	$ 555	$ 464

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(16)	(17)	(11)
Total realized gain (loss) on investments
and capital gains distributions	6	(22)	(29)	(8)
Net unrealized appreciation (depreciation)
of investments	310	241	129	112
Net increase (decrease) in net assets from operations	309	203	83	93
Changes from principal transactions:
Premiums	(26)	-	5	-
Death Benefits	-	-	(8)	(65)
Surrenders and withdrawals	-	(35)	(53)	(40)
Transfers between Divisions
(including fixed account), net	1,204	(21)	225	(16)
Increase (decrease) in net assets derived from
principal transactions	1,178	(56)	169	(121)
Total increase (decrease) in net assets	1,487	147	252	(28)
Net assets at December 31, 2010	1,487	2,156	807	436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	11	(16)	(10)
Total realized gain (loss) on investments
and capital gains distributions	48	(15)	(15)	1
Net unrealized appreciation (depreciation)
of investments	(122)	85	(2)	(17)
Net increase (decrease) in net assets from operations	(113)	81	(33)	(26)
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(126)	(116)	(52)	(39)
Transfers between Divisions
(including fixed account), net	(8)	(69)	(1)	(10)
Increase (decrease) in net assets derived from
principal transactions	(134)	(185)	(53)	(49)
Total increase (decrease) in net assets	(247)	(104)	(86)	(75)
Net assets at December 31, 2011	$ 1,240	$ 2,052	$ 721	$ 361

The accompanying notes are an integral part of these financial statements.
106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

Wells Fargo
Advantage VT
Total Return
Bond Fund
Net assets at January 1, 2010	$ 1,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10
Total realized gain (loss) on investments
and capital gains distributions	34
Net unrealized appreciation (depreciation)
of investments	3
Net increase (decrease) in net assets from operations	47
Changes from principal transactions:
Premiums	-
Death Benefits	-
Surrenders and withdrawals	(69)
Transfers between Divisions
(including fixed account), net	17
Increase (decrease) in net assets derived from
principal transactions	(52)
Total increase (decrease) in net assets	(5)
Net assets at December 31, 2010	1,075

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2
Total realized gain (loss) on investments
and capital gains distributions	53
Net unrealized appreciation (depreciation)
of investments	(3)
Net increase (decrease) in net assets from operations	52
Changes from principal transactions:
Premiums	-
Death Benefits	(5)
Surrenders and withdrawals	(236)
Transfers between Divisions
(including fixed account), net	(37)
Increase (decrease) in net assets derived from
principal transactions	(278)
Total increase (decrease) in net assets	(226)
Net assets at December 31, 2011	$ 849

The accompanying notes are an integral part of these financial statements.
107

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was
established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings,
Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware.
ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Account includes ING Architect Contracts, ING GoldenSelect Contracts, ING
Retirement Solutions Rollover Choice Contracts and ING SmartDesign Contracts
(collectively, the “Contracts”), that ceased being available to new contractowners in 2010.
These Contracts were, however, still available to existing contractowners in 2011. ING
GoldenSelect Contracts included Access, DVA Plus, Premium Plus, ES II, and
Landmark. ING SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

108

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

In addition, the Account includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed account, which are not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2011, the Account had 148 investment divisions (the “Divisions”), 24 of which invest in independently managed mutual fund portfolios and 124 of which invest in mutual fund portfolios managed by affiliates, either Directed Services LLC
(“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).
Investment Divisions at December 31, 2011 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING American Funds World Allocation Portfolio -
Columbia Funds Variable Insurance Trust:	Service Class
Columbia Asset Allocation Fund, Variable Series -	ING Artio Foreign Portfolio - Service Class
Class A	ING Artio Foreign Portfolio - Service 2 Class
Columbia Small Cap Value Fund, Variable Series -	ING BlackRock Health Sciences Opportunities
Class B	Portfolio - Service Class
Columbia Small Company Growth Fund, Variable	ING BlackRock Inflation Protected Bond Portfolio -
Series - Class A	Service Class
Columbia Funds Variable Series Trust II:	ING BlackRock Large Cap Growth Portfolio -
Columbia VP Large Cap Growth Fund - Class 1**	Institutional Class
Columbia VP Short Duration US Government Fund -	ING BlackRock Large Cap Growth Portfolio -
Class 1**	Service Class
Fidelity® Variable Insurance Products:	ING Clarion Global Real Estate Portfolio - Service
Fidelity® VIP Equity-Income Portfolio - Service	Class
Class 2	ING Clarion Global Real Estate Portfolio - Service 2
Fidelity® Variable Insurance Products II:	Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Clarion Real Estate Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING Clarion Real Estate Portfolio - Service 2 Class
Franklin Small Cap Value Securities Fund - Class 2	ING DFA World Equity Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING FMRSM Diversified Mid Cap Portfolio - Service
ING Balanced Portfolio - Class S	Class
ING Intermediate Bond Portfolio:	ING FMRSM Diversified Mid Cap Portfolio -
ING Intermediate Bond Portfolio - Class S	Service 2 Class
ING Investors Trust:	ING Franklin Income Portfolio - Service Class
ING American Funds Asset Allocation Portfolio	ING Franklin Income Portfolio - Service 2 Class
ING American Funds Bond Portfolio	ING Franklin Mutual Shares Portfolio - Service
ING American Funds Global Growth and Income	Class
Portfolio**	ING Franklin Templeton Founding Strategy

109

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING American Funds Growth Portfolio	Portfolio - Service Class
ING American Funds International Growth and Income	ING Global Resources Portfolio - Adviser Class**
Portfolio**	ING Global Resources Portfolio - Service Class
ING American Funds International Portfolio	ING Global Resources Portfolio - Service 2 Class

110

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Investors Trust (continued):	ING Mutual Funds:
ING Invesco Van Kampen Growth and Income	ING Diversified International Fund - Class R
Portfolio - Service Class	ING Partners, Inc.:
ING Invesco Van Kampen Growth and Income	ING American Century Small-Mid Cap Value
Portfolio - Service 2 Class	Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Baron Small Cap Growth Portfolio - Service
Service Class	Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Columbia Small Cap Value II Portfolio - Service
Service 2 Class	Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Davis New York Venture Portfolio - Service
Service Class	Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Global Bond Portfolio - Service Class
Service 2 Class	ING Invesco Van Kampen Comstock Portfolio -
ING Large Cap Growth Portfolio - Service Class	Service Class
ING Large Cap Growth Portfolio - Service 2 Class	ING Invesco Van Kampen Equity and Income
ING Large Cap Value Portfolio - Service Class**	Portfolio - Initial Class
ING Limited Maturity Bond Portfolio - Service Class	ING Invesco Van Kampen Equity and Income
ING Liquid Assets Portfolio - Service Class	Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING Marsico Growth Portfolio - Service Class	Class
ING Marsico Growth Portfolio - Service 2 Class	ING Oppenheimer Global Portfolio - Initial Class
ING MFS Total Return Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class	ING PIMCO Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING Morgan Stanley Global Franchise Portfolio -	ING Solution 2025 Portfolio - Service Class
Service Class	ING Solution 2035 Portfolio - Service Class
ING Morgan Stanley Global Franchise Portfolio -	ING Solution 2045 Portfolio - Service Class
Service 2 Class	ING Solution Income Portfolio - Service Class
ING Oppenheimer Active Allocation Portfolio -	ING T. Rowe Price Diversified Mid Cap Growth
Service Class	Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING PIMCO Total Return Bond Portfolio - Service	Class
Class	ING Templeton Foreign Equity Portfolio - Service
ING PIMCO Total Return Bond Portfolio - Service 2	Class
Class	ING Thornburg Value Portfolio - Initial Class
ING Pioneer Fund Portfolio - Service Class	ING Thornburg Value Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING Retirement Conservative Portfolio - Adviser Class	Class
ING Retirement Growth Portfolio - Adviser Class	ING Strategic Allocation Portfolios, Inc.:
ING Retirement Moderate Growth Portfolio - Adviser	ING Strategic Allocation Conservative Portfolio -
Class	Class S
ING Retirement Moderate Portfolio - Adviser Class	ING Strategic Allocation Growth Portfolio - Class S
ING T. Rowe Price Capital Appreciation Portfolio -	ING Strategic Allocation Moderate Portfolio -
Service Class	Class S
ING T. Rowe Price Capital Appreciation Portfolio -	ING Variable Funds:
Service 2 Class	ING Growth and Income Portfolio - Class A**
ING T. Rowe Price Equity Income Portfolio - Service	ING Growth and Income Portfolio - Class I
Class	ING Growth and Income Portfolio - Class S
ING T. Rowe Price Equity Income Portfolio - Service 2	ING Variable Insurance Trust:
Class	ING GET U.S. Core Portfolio - Series 7
ING T. Rowe Price International Stock Portfolio -	ING GET U.S. Core Portfolio - Series 8
Service Class	ING GET U.S. Core Portfolio - Series 9
ING Templeton Global Growth Portfolio - Service	ING GET U.S. Core Portfolio - Series 10
Class	ING GET U.S. Core Portfolio - Series 11
ING Templeton Global Growth Portfolio - Service 2	ING GET U.S. Core Portfolio - Series 12
Class	ING GET U.S. Core Portfolio - Series 13
ING GET U.S. Core Portfolio - Series 14

111

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Variable Portfolios, Inc.:	Legg Mason Partners Variable Equity Trust:
ING BlackRock Science and Technology Opportunities	Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class S	Portfolio - Class I
ING Euro STOXX 50 Index Portfolio - Class A	Legg Mason Global Currents Variable International
ING FTSE 100 Index Portfolio - Class A	All Cap Opportunity Portfolio
ING Hang Seng Index Portfolio - Class S	Legg Mason Partners Variable Income Trust:
ING Index Plus LargeCap Portfolio - Class S	Legg Mason Western Asset Variable High Income
ING Index Plus MidCap Portfolio - Class S	Portfolio
ING Index Plus SmallCap Portfolio - Class S	Oppenheimer Variable Account Funds:
ING International Index Portfolio - Class S	Oppenheimer Main Street Small- & Mid-Cap
ING Japan TOPIX Index® Portfolio - Class A	Fund®/VA - Service Class
ING Russell™ Large Cap Growth Index Portfolio -	PIMCO Variable Insurance Trust:
Class S	PIMCO Real Return Portfolio - Administrative Class
ING Russell™ Large Cap Index Portfolio - Class S	Pioneer Variable Contracts Trust:
ING Russell™ Large Cap Value Index Portfolio -	Pioneer Equity Income VCT Portfolio - Class II
Class S	ProFunds:
ING Russell™ Mid Cap Growth Index Portfolio -	ProFund VP Bull
Class S	ProFund VP Europe 30
ING Russell™ Mid Cap Index Portfolio - Class S	ProFund VP Rising Rates Opportunity
ING Russell™ Small Cap Index Portfolio - Class S	Wells Fargo Funds Trust:
ING Small Company Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund -
ING U.S. Bond Index Portfolio - Class S	Class 2*
ING WisdomTreeSM Global High-Yielding Equity	Wells Fargo Variable Trust:
Index Portfolio - Class S	Wells Fargo Advantage VT Index Asset Allocation
ING Variable Products Trust:	Fund - Class 2
ING International Value Portfolio - Class S	Wells Fargo Advantage VT Intrinsic Value Fund -
ING MidCap Opportunities Portfolio - Class S	Class 2
ING SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage VT Small Cap Growth
Invesco Variable Insurance Funds:	Fund - Class 2
Invesco V.I. Leisure Fund - Series I Shares	Wells Fargo Advantage VT Total Return Bond Fund

* Division added to the list in 2010
** Division added to the list in 2011

The names of certain Divisions were changed during 2011. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING BlackRock Health Sciences Opportunities	ING Wells Fargo HealthCare Portfolio - Service
Portfolio - Service Class	Class
ING Core Growth and Income Portfolio - Service	ING Janus Contrarian Portfolio - Service Class
Class
ING Core Growth and Income Portfolio - Service 2	ING Janus Contrarian Portfolio - Service 2 Class
Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service 2 Class	Service 2 Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Service Class	Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value II Portfolio -	ING Columbia Small Cap Value Portfolio - Service
Service Class	Class

112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Current Name	Former Name
ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING Global Bond Portfolio - Service Class	ING Oppenheimer Global Strategic Income
Portfolio - Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Service
Service Class	Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Initial Class	Initial Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Service Class	Service Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap	Oppenheimer Main Street Small Cap Fund®/VA -
Fund®/VA - Service Class	Service Class

The following Divisions were closed to contractowners in 2011:

Columbia Funds Variable Insurance Trust:
Columbia Federal Securities Fund, Variable Series - Class A
Columbia Large Cap Growth Fund, Variable Series - Class A
ING Investors Trust:
ING American Funds Growth-Income Portfolio
ING BlackRock Large Cap Value Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class
ING Core Growth and Income Portfolio - Service Class
ING Core Growth and Income Portfolio - Service 2 Class
ING Lord Abbett Growth and Income Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Service 2 Class
ING Morgan Stanley Global Tactical Asset Allocation Portfolio - Service Class
ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

113

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended
December 31, 2011 and 2010, were issued.

114

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no Level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Account’s net assets and results of operations.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2011.

115

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5.	Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution;
however, in the state of Washington, the 5.5% Solution is offered instead of the 7%
Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and
Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7%
Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II,
Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In
the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max
5.5 is offered instead of Max 7. SmartDesign Advantage, SmartDesign Signature, and
SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III. Focus has
two different options referred to as Option Package I, Option Package II.

116

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover
ING USA’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates
ING:
Architect Annual Ratchet	1.30%
Architect (pre January 2008) Max 7	1.40
Architect (post January 2008) Max 7	1.55
Architect (pre January 2008) Quarterly Ratchet	1.10
Architect (post January 2008) Quarterly Ratchet	1.25
Architect (post April 2008) Quarterly Ratchet	1.30
Architect (pre January 2008) Standard	0.85
Architect (post January 2008) Standard	1.00
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20
ING GoldenSelect:
Access® (post January 2000) 5.5 % Solution	1.45
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post 2000) 5.5% Solution	1.45
Access® (post April 2001) 5.5% Solution	1.80
Access® (post January 2000) 7% Solution	1.65
Access® (pre February 2000) 7% Solution	1.55
Access® (post 2000) 7% Solution	1.65
Access® Annual Ratchet	1.95
Access® (post April 2001) 7% Solution	2.00
Access® (post January 2000) Annual Ratchet	1.45
Access® (pre February 2000) Annual Ratchet	1.40
Access® (post 2000) Annual Ratchet	1.55
Access® (post January 2000) Max 5.5	1.55
Access® (post 2000) Max 5.5	1.60

117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Access® (post April 2001) Max 5.5	1.95%
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) Max 7	2.20
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2008) Quarterly Ratchet	1.95
Access® (post January 2000) Standard	1.65
Access® (pre February 2000) Standard	1.25
Access® (post 2000) Standard	1.30
Access® (post April 2001) Standard	1.65
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (post January 2000) 5.5% Solution	1.25
DVA Plus (pre February 2000) 5.5% Solution	1.25
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Plus (post January 2000) Standard	1.15
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post 2000) Standard	1.15
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Deferred Ratchet	1.30
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) Max 7	1.80
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Standard	1.25
ES II (post 2000) Annual Ratchet	1.55
Generations-7% Solution	1.60
Generations-Deferred Ratchet	1.30
Generations-Max 7	1.80
Generations-Quarterly Ratchet	1.50
Generations-Standard	1.25

118

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Granite PrimElite-Annual Ratchet	1.25%
Granite PrimElite-Standard	1.10
Landmark Annual Ratchet	1.80
Landmark 5.5% Solution	1.65
Landmark 7% Solution	1.85
Landmark-Max 5.5	1.80
Landmark-Max 7	2.05
Landmark (pre April 2008) Quarterly Ratchet	1.75
Landmark (post April 2008) Quarterly Ratchet	1.80
Landmark-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Legends-Standard	1.50
Opportunities 5.5% Solution	1.40
Opportunities 7% Solution	1.60
Opportunities-Max 5.5	1.55
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus Annual Ratchet	1.70
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) Max 7	1.95
Premium Plus (post 2000) Max 7	1.95
Premium Plus (pre February 2000) Quarterly Ratchet	1.40
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post April 2008) Quarterly Ratchet	1.70
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.30
Premium Plus (post 2000) Standard	1.40
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10
VA Option III	1.25
Value-Standard	0.75

119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Series	Annual Rates
ING SmartDesign:
Advantage Option I		1.50%
Advantage Option II		1.70
Advantage Option III		1.85
Signature Option I		1.10
Signature Option II		1.30
Signature Option III		1.45
Simplicity Variable Annuity Years 1-10		2.00
Simplicity Variable Annuity Years 11+		1.25
Variable Annuity Option I		0.80
Variable Annuity Option II		1.10
Variable Annuity Option III		1.25
Wells Fargo ING:
Landmark-Max 7		2.05
Landmark-Quarterly Ratchet		1.75
Landmark-Standard		1.50
Opportunities-Max 7		1.80
Opportunities-Quarterly Ratchet		1.50
Opportunities-Standard		1.25

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of
0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the
Access, Access One, Advantage, Architect, DVA Plus, ES II, Focus VA, Generations,
Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature,
Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature,
Legends, SmartDesign, Simplicity, ES II, Value, Variable Annuity, Advantage, and
Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

120

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite,
Generations, Opportunities, Architect, Focus VA, Signature, Legends, Simplicity,
Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken, as specified in the
Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received:

Complete		Granite
Years Elapsed		PrimElite		Opportunities,
Since Premium	DVA 80	& DVA	Premium	ES II &
Payment	& DVA	Plus	Plus	Generations		Value	Architect
0	6%	7%		8%	8%	6%	8%
1	5	7		8	7	6	7
2	4	6		8	6	6	6
3	3	5		8	5	5	5
4	2	4		7	4	4	4
5	1	3		6	3	3	3
6	-	1		5	2	1	2
7	-	-		3	1	-	-
8	-	-		1	-	-	-
9+	-	-		-	-	-	-

Complete
Years Elapsed
Since Premium		Landmark		Signature	Rollover
Payment	Advantage	& Legends		& VA	Choice	Focus VA	Simplicity
0	6%		6%	7%	6%	3%	6%
1	5		5	7	6	2	6
2	4		4	6	5	1	5
3	-		3	6	4	-	4
4	-		-	5	3	-	3
5	-		-	4	2	-	-
6	-		-	3	1	-	-
7	-		-	-	-	-	-
8	-		-	-	-	-	-
9+	-		-	-	-	-	-

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.50% was assessed against each premium payment for sales-related expenses, as specified in the Contracts.
For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA.
ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2011, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

122

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

In addition, management and service fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate
Bond Portfolio, ING Mutual Funds, ING Strategic Allocation Portfolio, Inc., ING
Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING
Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 0.98% of the average net assets of each respective Fund.

123

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments follow:

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	$ 240,217	$ 220,295	$ 336,656	$ 238,768
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	8	22	8	42
Columbia Federal Securities Fund, Variable Series - Class A	1	19	1	4
Columbia Large Cap Growth Fund, Variable Series - Class A	2	396	2	24
Columbia Small Cap Value Fund, Variable Series - Class B	17,739	21,293	1,850	24,142
Columbia Small Company Growth Fund, Variable Series - Class A	-	6	-	12
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	370	53	-	-
Columbia VP Short Duration US Government Fund - Class 1	19	15	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	3,751	25,738	3,311	26,851
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	6,348	114,617	10,290	121,488
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	319	2,203	806	1,714
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	174	1,229	472	1,379
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	227,354	300,129	179,655	224,263
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	21,493	30,728	36,251	22,462
ING American Funds Bond Portfolio	65,618	113,709	133,449	135,934
ING American Funds Global Growth and Income Portfolio	9,098	1,813	-	-
ING American Funds Growth Portfolio	30,651	350,966	86,704	241,267
ING American Funds Growth-Income Portfolio	12,226	1,393,840	30,801	148,246
ING American Funds International Growth and Income Portfolio	6,329	1,322	-	-
ING American Funds International Portfolio	35,520	217,151	73,499	167,325
ING American Funds World Allocation Portfolio - Service Class	86,571	61,146	79,668	12,458
ING Artio Foreign Portfolio - Service Class	18,902	89,032	16,685	105,911
ING Artio Foreign Portfolio - Service 2 Class	1,194	5,833	1,072	5,213
ING BlackRock Health Sciences Opportunities Portfolio - Service
Class	50,472	47,329	16,769	39,415
ING BlackRock Inflation Protected Bond Portfolio - Service Class	286,223	53,093	199,057	107,381
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1	18	1	16
ING BlackRock Large Cap Growth Portfolio - Service Class	54,476	41,419	30,108	42,708
ING BlackRock Large Cap Value Portfolio - Service Class	795	24,908	487	3,432
ING BlackRock Large Cap Value Portfolio - Service 2 Class	66	2,134	32	319
ING Clarion Global Real Estate Portfolio - Service Class	5,381	22,050	13,181	23,951
ING Clarion Global Real Estate Portfolio - Service 2 Class	72	348	194	354
ING Clarion Real Estate Portfolio - Service Class	3,965	57,854	10,667	62,457
ING Clarion Real Estate Portfolio - Service 2 Class	241	2,670	646	2,616
ING Core Growth and Income Portfolio - Service Class	8,348	409,698	2,173	80,106

124

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year Ended December 31
		2011		2010
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Investors Trust (continued):
ING Core Growth and Income Portfolio - Service 2 Class	$ 476	$ 20,998		$ 125	$ 2,309
ING DFA World Equity Portfolio - Service Class	23,476		67,788	55,813	24,358
ING FMRSM Diversified Mid Cap Portfolio - Service Class	16,230		185,473	45,972	127,349
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	670		4,566	475	4,138
ING Franklin Income Portfolio - Service Class	77,911		54,520	61,310	74,356
ING Franklin Income Portfolio - Service 2 Class	2,039		1,720	2,603	2,032
ING Franklin Mutual Shares Portfolio - Service Class	11,196		25,961	17,152	24,066
ING Franklin Templeton Founding Strategy Portfolio - Service Class	30,204		111,314	29,796	85,765
ING Global Resources Portfolio - Adviser Class	134,957		31,210	-	-
ING Global Resources Portfolio - Service Class	7,560		117,167	8,743	157,847
ING Global Resources Portfolio - Service 2 Class	262		3,342	356	3,577
ING Invesco Van Kampen Growth and Income Portfolio - Service
Class	29,285		92,279	13,585	86,736
ING Invesco Van Kampen Growth and Income Portfolio - Service 2
Class	1,597		8,001	625	5,186
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	58,855		81,049	39,368	149,025
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	1,444		4,117	2,025	3,978
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	56,102		87,614	98,052	40,358
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	240		6,311	84	4,171
ING Large Cap Growth Portfolio - Service Class	156,886		48,801	51,026	36,274
ING Large Cap Growth Portfolio - Service 2 Class	56		122	4	105
ING Large Cap Value Portfolio - Service Class	80,157		15,329	-	-
ING Limited Maturity Bond Portfolio - Service Class	2,701		20,154	4,418	22,839
ING Liquid Assets Portfolio - Service Class	583,184		652,519	380,662	812,090
ING Liquid Assets Portfolio - Service 2 Class	13,475		17,173	6,838	16,131
ING Lord Abbett Growth and Income Portfolio - Service Class	-		57,824	470	10,216
ING Lord Abbett Growth and Income Portfolio - Service 2 Class	-		2,183	16	184
ING Marsico Growth Portfolio - Service Class	37,177		113,811	36,278	74,347
ING Marsico Growth Portfolio - Service 2 Class	374		2,469	419	2,238
ING MFS Total Return Portfolio - Service Class	31,169		133,776	28,352	149,783
ING MFS Total Return Portfolio - Service 2 Class	1,527		4,747	685	3,468
ING MFS Utilities Portfolio - Service Class	79,470		58,431	31,484	57,777
ING Morgan Stanley Global Franchise Portfolio - Service Class	70,975		84,363	57,414	38,991
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	1,814		9,806	1,152	6,944
ING Morgan Stanley Global Tactical Asset Allocation Portfolio -
Service Class	5,883		69,219	32,673	8,548
ING Oppenheimer Active Allocation Portfolio - Service Class	16,763		23,580	37,604	4,463
ING PIMCO High Yield Portfolio - Service Class	137,739		136,002	161,364	67,143
ING PIMCO Total Return Bond Portfolio - Service Class	800,649		838,354	780,532	765,549
ING PIMCO Total Return Bond Portfolio - Service 2 Class	12,455		16,521	13,948	14,656
ING Pioneer Fund Portfolio - Service Class	4,470		10,897	7,791	8,787
ING Pioneer Mid Cap Value Portfolio - Service Class	12,422		91,718	19,006	96,305
ING Retirement Conservative Portfolio - Adviser Class	202,363		130,998	142,899	107,712
ING Retirement Growth Portfolio - Adviser Class	44,320		460,453	29,935	421,712
ING Retirement Moderate Growth Portfolio - Adviser Class	44,630		344,362	53,836	284,058
ING Retirement Moderate Portfolio - Adviser Class	49,187		204,939	26,984	192,353

125

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	$ 150,494	$ 443,194	$ 121,525	$ 286,710
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	2,164	13,453	2,724	12,038
ING T. Rowe Price Equity Income Portfolio - Service Class	76,892	97,433	54,481	100,091
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	3,053	2,964	1,287	2,621
ING T. Rowe Price International Stock Portfolio - Service Class	7,807	19,085	3,736	31,024
ING Templeton Global Growth Portfolio - Service Class	24,812	63,112	14,563	43,222
ING Templeton Global Growth Portfolio - Service 2 Class	249	792	442	654
ING Mutual Funds:
ING Diversified International Fund - Class R	1	28	1	39
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service
Class	288	1,204	751	248
ING Baron Small Cap Growth Portfolio - Service Class	100,461	110,755	49,632	66,326
ING Columbia Small Cap Value II Portfolio - Service Class	1,769	24,046	2,340	36,432
ING Davis New York Venture Portfolio - Service Class	10,115	43,981	25,340	30,528
ING Global Bond Portfolio - Service Class	2,160	2,529	2,044	1,964
ING Invesco Van Kampen Comstock Portfolio - Service Class	29,826	40,388	33,188	30,298
ING Invesco Van Kampen Equity and Income Portfolio - Initial
Class	37	497	39	531
ING Invesco Van Kampen Equity and Income Portfolio - Service
Class	14,842	42,722	21,212	22,182
ING JPMorgan Mid Cap Value Portfolio - Service Class	51,568	47,605	69,864	35,406
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Service Class	23,190	97,738	804	13,669
ING Oppenheimer Global Portfolio - Initial Class	94	1,496	117	1,633
ING Oppenheimer Global Portfolio - Service Class	16,747	12,373	2,797	18,256
ING PIMCO Total Return Portfolio - Service Class	443	1,906	347	2,424
ING Solution 2015 Portfolio - Service Class	762	2,932	650	1,275
ING Solution 2025 Portfolio - Service Class	1,178	2,355	1,110	1,467
ING Solution 2035 Portfolio - Service Class	605	1,284	912	2,098
ING Solution 2045 Portfolio - Service Class	50	121	30	313
ING Solution Income Portfolio - Service Class	294	798	428	944
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	237	2,291	1,223	1,155
ING T. Rowe Price Growth Equity Portfolio - Service Class	34,453	35,144	30,918	33,010
ING Templeton Foreign Equity Portfolio - Service Class	36,340	71,369	78,183	70,995
ING Thornburg Value Portfolio - Initial Class	12	364	23	243
ING Thornburg Value Portfolio - Service Class	115	994	1,175	1,298
ING UBS U.S. Large Cap Equity Portfolio - Service Class	85	945	143	1,121
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	62	201	141	131
ING Strategic Allocation Growth Portfolio - Class S	25	143	22	59
ING Strategic Allocation Moderate Portfolio - Class S	301	74	185	117
ING Variable Funds:
ING Growth and Income Portfolio - Class A	1,399,713	172,172	-	-
ING Growth and Income Portfolio - Class I	1	36	1	9
ING Growth and Income Portfolio - Class S	360,744	80,644	14,090	71,074

126

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year Ended December 31
		2011		2010
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	$ 285	$ 11,280		$ 281	$ 3,271
ING GET U.S. Core Portfolio - Series 6	301		10,670	270	3,968
ING GET U.S. Core Portfolio - Series 7	202		2,118	193	3,213
ING GET U.S. Core Portfolio - Series 8	51		1,481	108	1,556
ING GET U.S. Core Portfolio - Series 9	68		1,296	95	1,285
ING GET U.S. Core Portfolio - Series 10	64		984	129	1,062
ING GET U.S. Core Portfolio - Series 11	104		901	130	1,112
ING GET U.S. Core Portfolio - Series 12	49		165	62	394
ING GET U.S. Core Portfolio - Series 13	245		3,954	381	3,916
ING GET U.S. Core Portfolio - Series 14	1,158		8,281	1,581	11,915
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class S	52,715		90,841	72,218	68,468
ING Euro STOXX 50 Index Portfolio - Class A	17,583		15,784	8,349	4,205
ING FTSE 100 Index Portfolio - Class A	21,349		20,921	6,745	4,255
ING Hang Seng Index Portfolio - Class S	11,935		36,334	56,600	20,253
ING Index Plus LargeCap Portfolio - Class S	2,382		35,743	3,220	33,573
ING Index Plus MidCap Portfolio - Class S	1,038		23,318	1,234	21,118
ING Index Plus SmallCap Portfolio - Class S	867		16,062	668	14,032
ING International Index Portfolio - Class S	9,121		26,781	35,228	39,528
ING Japan TOPIX Index® Portfolio - Class A	15,063		11,881	10,858	3,373
ING Russell™ Large Cap Growth Index Portfolio - Class S	45,421		45,307	10,081	24,425
ING Russell™ Large Cap Index Portfolio - Class S	44,668		104,085	28,078	71,766
ING Russell™ Large Cap Value Index Portfolio - Class S	20,576		16,361	20,947	8,674
ING Russell™ Mid Cap Growth Index Portfolio - Class S	28,241		75,515	44,965	51,710
ING Russell™ Mid Cap Index Portfolio - Class S	52,495		65,244	57,905	42,548
ING Russell™ Small Cap Index Portfolio - Class S	57,535		86,638	97,799	66,153
ING Small Company Portfolio - Class S	27,289		36,199	63,700	55,373
ING U.S. Bond Index Portfolio - Class S	155,570		97,383	86,597	114,221
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio -
Class S	19,354		38,379	26,171	40,211
ING Variable Products Trust:
ING International Value Portfolio - Class S	263		1,630	574	1,849
ING MidCap Opportunities Portfolio - Class S	92,879		132,041	66,263	51,410
ING SmallCap Opportunities Portfolio - Class S	270		9,836	279	8,995
Invesco Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares	101		3,368	144	3,595
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class
I	2		8	3	9
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	3		2	1	8
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	6		2	7	17
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service
Class	49		419	128	214

127

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year Ended December 31
		2011		2010
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	$ 2,900	$ 3,078		$ 3,265	$ 2,647
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	865		2,369	658	2,343
ProFunds:
ProFund VP Bull	219		3,148	30	1,939
ProFund VP Europe 30	125		1,692	266	1,485
ProFund VP Rising Rates Opportunity	371		1,584	565	2,147
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	20		181	1,236	65
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	66		239	40	112
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	4		74	232	81
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	2		61	1	132
Wells Fargo Advantage VT Total Return Bond Fund	69		307	110	124

128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Changes in Units
The changes in units outstanding for the years ended December 31, 2011 and 2010 are shown in the following table.

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	34,124,070	35,162,633	(1,038,563)	53,684,862	43,823,307	9,861,555
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	4	1,118	(1,114)	1,780	4,414	(2,634)
Columbia Federal Securities Fund, Variable Series - Class A	388	1,921	(1,533)	-	308	(308)
Columbia Large Cap Growth Fund, Variable Series - Class A	-	30,755	(30,755)	3,610	5,478	(1,868)
Columbia Small Cap Value Fund, Variable Series - Class B	660,550	1,573,933	(913,383)	99,816	1,302,578	(1,202,762)
Columbia Small Company Growth Fund, Variable Series - Class A	-	321	(321)	-	712	(712)
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	56,308	14,839	41,469	-	-	-
Columbia VP Short Duration US Government Fund - Class 1	2,306	1,907	399	-	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	1,185,076	3,260,043	(2,074,967)	567,631	2,939,961	(2,372,330)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	2,033,498	9,345,908	(7,312,410)	1,463,843	10,181,247	(8,717,404)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	21,094	123,046	(101,952)	63,457	115,023	(51,566)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	57,999	160,824	(102,825)	49,514	141,262	(91,748)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	34,427,145	42,580,885	(8,153,740)	31,368,881	38,199,740	(6,830,859)
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	4,727,342	5,588,550	(861,208)	7,465,694	5,907,790	1,557,904
ING American Funds Bond Portfolio	12,484,675	17,829,707	(5,345,032)	21,499,629	21,999,230	(499,601)
ING American Funds Global Growth and Income Portfolio	1,100,518	366,357	734,161	-	-	-
ING American Funds Growth Portfolio	13,444,808	35,072,503	(21,627,695)	22,064,340	32,119,782	(10,055,442)

129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING American Funds Growth-Income Portfolio	472,610	118,186,176	(117,713,566)	10,476,157	20,310,133	(9,833,976)
ING American Funds International Growth and Income Portfolio	732,161	221,147	511,014	-	-	-
ING American Funds International Portfolio	5,614,495	16,690,020	(11,075,525)	12,780,203	18,282,129	(5,501,926)
ING American Funds World Allocation Portfolio - Service Class	7,773,280	6,387,255	1,386,025	7,842,040	2,761,948	5,080,092
ING Artio Foreign Portfolio - Service Class	3,940,000	9,375,319	(5,435,319)	4,194,759	10,673,590	(6,478,831)
ING Artio Foreign Portfolio - Service 2 Class	118,038	441,972	(323,934)	116,905	358,970	(242,065)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	7,460,244	7,163,736	296,508	3,551,121	5,499,236	(1,948,115)
ING BlackRock Inflation Protected Bond Portfolio - Service Class	34,212,058	15,682,140	18,529,918	26,104,680	17,906,824	8,197,856
ING BlackRock Large Cap Growth Portfolio - Institutional Class	-	1,856	(1,856)	-	1,634	(1,634)
ING BlackRock Large Cap Growth Portfolio - Service Class	8,009,399	6,981,483	1,027,916	4,819,818	6,034,708	(1,214,890)
ING BlackRock Large Cap Value Portfolio - Service Class	45	2,249,980	(2,249,935)	59,362	341,909	(282,547)
ING BlackRock Large Cap Value Portfolio - Service 2 Class	-	174,126	(174,126)	1,261	24,808	(23,547)
ING Clarion Global Real Estate Portfolio - Service Class	696,927	2,498,930	(1,802,003)	550,781	2,769,867	(2,219,086)
ING Clarion Global Real Estate Portfolio - Service 2 Class	2,335	31,785	(29,450)	4,677	37,635	(32,958)
ING Clarion Real Estate Portfolio - Service Class	632,166	1,622,083	(989,917)	128,120	1,513,887	(1,385,767)
ING Clarion Real Estate Portfolio - Service 2 Class	9,601	122,194	(112,593)	5,596	140,650	(135,054)
ING Core Growth and Income Portfolio - Service Class	3,252,530	38,182,188	(34,929,658)	808,750	6,836,086	(6,027,336)
ING Core Growth and Income Portfolio - Service 2 Class	47,715	1,379,676	(1,331,961)	17,487	126,796	(109,309)
ING DFA World Equity Portfolio - Service Class	4,547,336	10,021,213	(5,473,877)	9,644,054	5,788,587	3,855,467
ING FMRSM Diversified Mid Cap Portfolio - Service Class	6,787,931	16,476,640	(9,688,709)	9,134,959	14,298,104	(5,163,145)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	76,359	242,344	(165,985)	75,879	250,592	(174,713)
ING Franklin Income Portfolio - Service Class	12,519,380	12,159,848	359,532	11,372,900	14,115,116	(2,742,216)
ING Franklin Income Portfolio - Service 2 Class	244,296	246,338	(2,042)	284,891	261,085	23,806
ING Franklin Mutual Shares Portfolio - Service Class	2,583,825	4,405,289	(1,821,464)	4,237,549	4,737,191	(499,642)
ING Franklin Templeton Founding Strategy Portfolio - Service Class	5,549,303	15,763,799	(10,214,496)	6,089,821	14,182,181	(8,092,360)

130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Global Resources Portfolio - Adviser Class	16,351,503	6,388,268	9,963,235	-	-	-
ING Global Resources Portfolio - Service Class	1,392,195	4,061,767	(2,669,572)	493,922	5,150,411	(4,656,489)
ING Global Resources Portfolio - Service 2 Class	11,957	113,850	(101,893)	8,360	139,830	(131,470)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	2,963,555	5,343,808	(2,380,253)	2,013,383	4,731,661	(2,718,278)
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class	262,920	684,494	(421,574)	96,883	385,212	(288,329)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	6,217,031	8,018,719	(1,801,688)	1,060,173	7,800,475	(6,740,302)
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	14,127	125,729	(111,602)	6,390	126,440	(120,050)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	7,505,923	9,179,828	(1,673,905)	9,990,759	5,721,820	4,268,939
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	17,700	332,843	(315,143)	11,074	249,315	(238,241)
ING Large Cap Growth Portfolio - Service Class	13,298,580	6,315,795	6,982,785	6,638,791	5,384,089	1,254,702
ING Large Cap Growth Portfolio - Service 2 Class	2	7,854	(7,852)	423	7,635	(7,212)
ING Large Cap Value Portfolio - Service Class	8,875,823	2,412,936	6,462,887	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	3,363,708	4,215,004	(851,296)	157,542	1,085,915	(928,373)
ING Liquid Assets Portfolio - Service Class	106,924,585	110,207,357	(3,282,772)	66,660,459	93,629,206	(26,968,747)
ING Liquid Assets Portfolio - Service 2 Class	2,501,772	2,833,831	(332,059)	1,220,557	2,075,278	(854,721)
ING Lord Abbett Growth and Income Portfolio - Service Class	5,020	4,937,854	(4,932,834)	102,091	975,275	(873,184)
ING Lord Abbett Growth and Income Portfolio - Service 2 Class	1	168,767	(168,766)	1,035	13,498	(12,463)
ING Marsico Growth Portfolio - Service Class	6,732,807	11,065,297	(4,332,490)	5,236,359	7,672,902	(2,436,543)
ING Marsico Growth Portfolio - Service 2 Class	78,501	201,745	(123,244)	60,251	185,209	(124,958)
ING MFS Total Return Portfolio - Service Class	5,316,698	9,655,946	(4,339,248)	3,515,688	8,314,583	(4,798,895)
ING MFS Total Return Portfolio - Service 2 Class	92,292	357,617	(265,325)	62,024	257,951	(195,927)
ING MFS Utilities Portfolio - Service Class	8,616,871	7,866,999	749,872	5,251,264	7,270,739	(2,019,475)
ING Morgan Stanley Global Franchise Portfolio - Service Class	7,227,628	8,108,666	(881,038)	6,130,806	4,848,116	1,282,690
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	84,986	540,415	(455,429)	148,253	460,238	(311,985)
ING Morgan Stanley Global Tactical Asset Allocation Portfolio - Service
Class	107,477	6,602,966	(6,495,489)	4,208,845	1,991,400	2,217,445
ING Oppenheimer Active Allocation Portfolio - Service Class	1,891,811	2,399,221	(507,410)	3,681,411	858,634	2,822,777
ING PIMCO High Yield Portfolio - Service Class	19,435,436	21,207,620	(1,772,184)	13,844,182	9,021,750	4,822,432

131

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING PIMCO Total Return Bond Portfolio - Service Class	69,844,353	81,688,089	(11,843,736)	71,688,144	81,816,807	(10,128,663)
ING PIMCO Total Return Bond Portfolio - Service 2 Class	846,948	1,423,623	(576,675)	977,870	1,321,593	(343,723)
ING Pioneer Fund Portfolio - Service Class	1,028,461	1,576,598	(548,137)	1,085,630	1,189,840	(104,210)
ING Pioneer Mid Cap Value Portfolio - Service Class	4,357,601	11,024,593	(6,666,992)	4,665,841	11,639,451	(6,973,610)
ING Retirement Conservative Portfolio - Adviser Class	32,251,365	24,732,660	7,518,705	27,610,889	22,349,950	5,260,939
ING Retirement Growth Portfolio - Adviser Class	17,148,549	53,786,812	(36,638,263)	23,269,699	58,460,607	(35,190,908)
ING Retirement Moderate Growth Portfolio - Adviser Class	15,767,610	42,328,101	(26,560,491)	22,502,254	42,025,734	(19,523,480)
ING Retirement Moderate Portfolio - Adviser Class	15,738,761	29,715,320	(13,976,559)	18,133,081	32,507,301	(14,374,220)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	12,261,275	21,187,562	(8,926,287)	12,323,781	14,870,617	(2,546,836)
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	128,637	783,171	(654,534)	196,903	813,416	(616,513)
ING T. Rowe Price Equity Income Portfolio - Service Class	6,990,667	7,645,411	(654,744)	4,938,287	6,778,123	(1,839,836)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	243,097	235,821	7,276	104,057	210,976	(106,919)
ING T. Rowe Price International Stock Portfolio - Service Class	1,529,730	2,603,630	(1,073,900)	416,206	2,709,114	(2,292,908)
ING Templeton Global Growth Portfolio - Service Class	2,825,113	4,803,716	(1,978,603)	1,880,781	3,378,206	(1,497,425)
ING Templeton Global Growth Portfolio - Service 2 Class	14,000	48,355	(34,355)	30,001	43,835	(13,834)
ING Mutual Funds:
ING Diversified International Fund - Class R	54	2,730	(2,676)	14	4,901	(4,887)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	19,787	70,217	(50,430)	57,468	27,691	29,777
ING Baron Small Cap Growth Portfolio - Service Class	13,603,676	14,217,136	(613,460)	9,433,566	10,720,700	(1,287,134)
ING Columbia Small Cap Value II Portfolio - Service Class	718,373	2,786,396	(2,068,023)	402,181	4,285,125	(3,882,944)
ING Davis New York Venture Portfolio - Service Class	3,214,212	6,594,512	(3,380,300)	6,334,472	6,561,776	(227,304)
ING Global Bond Portfolio - Service Class	147,407	216,481	(69,074)	192,428	203,127	(10,699)
ING Invesco Van Kampen Comstock Portfolio - Service Class	4,192,162	4,939,156	(746,994)	4,203,283	3,960,661	242,622
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	16	37,071	(37,055)	22,344	64,536	(42,192)

132

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	2,675,941	4,972,616	(2,296,675)	3,217,573	3,286,351	(68,778)
ING JPMorgan Mid Cap Value Portfolio - Service Class	6,935,908	6,366,531	569,377	8,736,398	5,408,288	3,328,110
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	13,977	7,806,882	(7,792,905)	187,295	1,218,110	(1,030,815)
ING Oppenheimer Global Portfolio - Initial Class	42,390	145,022	(102,632)	65,989	192,519	(126,530)
ING Oppenheimer Global Portfolio - Service Class	2,106,009	1,715,139	390,870	350,782	1,579,746	(1,228,964)
ING PIMCO Total Return Portfolio - Service Class	1,442	127,404	(125,962)	9,929	172,173	(162,244)
ING Solution 2015 Portfolio - Service Class	27,294	240,734	(213,440)	31,634	108,186	(76,552)
ING Solution 2025 Portfolio - Service Class	54,371	173,197	(118,826)	88,553	130,671	(42,118)
ING Solution 2035 Portfolio - Service Class	46,105	114,579	(68,474)	23,942	138,705	(114,763)
ING Solution 2045 Portfolio - Service Class	3,697	9,117	(5,420)	2,143	28,007	(25,864)
ING Solution Income Portfolio - Service Class	11,184	69,718	(58,534)	22,496	83,181	(60,685)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	20,414	137,627	(117,213)	104,694	91,136	13,558
ING T. Rowe Price Growth Equity Portfolio - Service Class	6,522,538	6,462,520	60,018	6,255,256	6,575,965	(320,709)
ING Templeton Foreign Equity Portfolio - Service Class	6,049,172	9,940,714	(3,891,542)	11,508,109	11,199,089	309,020
ING Thornburg Value Portfolio - Initial Class	36,128	69,626	(33,498)	44,699	69,072	(24,373)
ING Thornburg Value Portfolio - Service Class	60,091	130,727	(70,636)	102,632	130,163	(27,531)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	44,737	116,115	(71,378)	349,179	440,828	(91,649)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	831	12,688	(11,857)	7,416	9,775	(2,359)
ING Strategic Allocation Growth Portfolio - Class S	796	8,504	(7,708)	308	3,843	(3,535)
ING Strategic Allocation Moderate Portfolio - Class S	18,942	4,593	14,349	57,952	54,750	3,202
ING Variable Funds:
ING Growth and Income Portfolio - Class A	143,913,488	20,386,939	123,526,549	-	-	-
ING Growth and Income Portfolio - Class I	-	3,967	(3,967)	-	978	(978)
ING Growth and Income Portfolio - Class S	44,058,797	10,507,034	33,551,763	4,813,758	11,480,592	(6,666,834)

133

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	584,137	1,673,823	(1,089,686)	210,939	499,238	(288,299)
ING GET U.S. Core Portfolio - Series 6	362,936	1,406,724	(1,043,788)	279,301	647,116	(367,815)
ING GET U.S. Core Portfolio - Series 7	260,735	453,441	(192,706)	281,862	583,817	(301,955)
ING GET U.S. Core Portfolio - Series 8	24,402	162,774	(138,372)	109,943	254,160	(144,217)
ING GET U.S. Core Portfolio - Series 9	19,177	137,833	(118,656)	66,068	183,048	(116,980)
ING GET U.S. Core Portfolio - Series 10	141,447	237,329	(95,882)	34,851	128,563	(93,712)
ING GET U.S. Core Portfolio - Series 11	390,773	471,493	(80,720)	78,324	175,654	(97,330)
ING GET U.S. Core Portfolio - Series 12	79,201	93,701	(14,500)	30,643	64,733	(34,090)
ING GET U.S. Core Portfolio - Series 13	45,012	401,043	(356,031)	71,078	422,812	(351,734)
ING GET U.S. Core Portfolio - Series 14	207,446	915,956	(708,510)	293,231	1,365,264	(1,072,033)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	9,826,536	13,226,849	(3,400,313)	12,679,644	12,310,839	368,805
ING Euro STOXX 50 Index Portfolio - Class A	2,173,418	2,299,813	(126,395)	1,030,159	551,184	478,975
ING FTSE 100 Index Portfolio - Class A	1,988,665	2,093,981	(105,316)	714,616	460,614	254,002
ING Hang Seng Index Portfolio - Class S	1,706,482	3,668,047	(1,961,565)	6,153,732	3,386,530	2,767,202
ING Index Plus LargeCap Portfolio - Class S	997,237	4,341,938	(3,344,701)	2,235,336	5,660,031	(3,424,695)
ING Index Plus MidCap Portfolio - Class S	672,087	2,186,473	(1,514,386)	512,867	2,091,172	(1,578,305)
ING Index Plus SmallCap Portfolio - Class S	565,383	1,668,184	(1,102,801)	327,316	1,406,173	(1,078,857)
ING International Index Portfolio - Class S	1,882,474	4,234,491	(2,352,017)	6,156,045	7,206,256	(1,050,211)
ING Japan TOPIX Index® Portfolio - Class A	1,780,192	1,524,553	255,639	1,372,471	635,799	736,672
ING Russell™ Large Cap Growth Index Portfolio - Class S	4,470,554	4,444,078	26,476	1,413,451	2,435,885	(1,022,434)
ING Russell™ Large Cap Index Portfolio - Class S	8,477,808	15,187,233	(6,709,425)	5,622,005	11,652,340	(6,030,335)
ING Russell™ Large Cap Value Index Portfolio - Class S	2,114,023	1,807,972	306,051	1,788,521	1,129,693	658,828
ING Russell™ Mid Cap Growth Index Portfolio - Class S	3,801,203	6,608,994	(2,807,791)	4,844,780	5,422,222	(577,442)
ING Russell™ Mid Cap Index Portfolio - Class S	7,573,006	8,930,677	(1,357,671)	9,433,486	7,850,011	1,583,475
ING Russell™ Small Cap Index Portfolio - Class S	9,161,403	11,915,474	(2,754,071)	14,347,490	11,359,963	2,987,527
ING Small Company Portfolio - Class S	4,018,875	4,729,901	(711,026)	8,963,102	7,999,475	963,627
ING U.S. Bond Index Portfolio - Class S	18,810,676	14,212,030	4,598,646	12,330,745	15,013,483	(2,682,738)
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	3,435,107	6,123,066	(2,687,959)	5,180,598	7,718,793	(2,538,195)

134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class S	10,468	111,649	(101,181)	36,456	129,582	(93,126)
ING MidCap Opportunities Portfolio - Class S	14,534,969	17,826,042	(3,291,073)	11,818,142	10,176,841	1,641,301
ING SmallCap Opportunities Portfolio - Class S	970,229	1,887,369	(917,140)	282,197	1,280,291	(998,094)
Invesco Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares	202,162	454,602	(252,440)	42,303	342,828	(300,525)
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	-	788	(788)	144	1,075	(931)
Legg Mason Global Currents Variable International All Cap Opportunity
Portfolio	-	118	(118)	-	605	(605)
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	3	89	(86)	9	840	(831)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service Class	2,451	21,642	(19,191)	7,973	12,794	(4,821)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	221,528	276,792	(55,264)	302,055	266,038	36,017
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	51,358	159,150	(107,792)	44,318	187,657	(143,339)
ProFunds:
ProFund VP Bull	3,519,900	3,863,881	(343,981)	86,315	307,498	(221,183)
ProFund VP Europe 30	334,564	496,622	(162,058)	52,539	190,216	(137,677)
ProFund VP Rising Rates Opportunity	2,543,426	2,781,811	(238,385)	263,707	521,193	(257,486)
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	774	12,557	(11,783)	176,296	58,064	118,232
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	384	16,546	(16,162)	990	7,862	(6,872)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	27	4,930	(4,903)	61,011	44,273	16,738
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	154	2,935	(2,781)	647	8,571	(7,924)
Wells Fargo Advantage VT Total Return Bond Fund	431	22,167	(21,736)	3,485	8,273	(4,788)

135

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

9.	Unit Summary
A summary of units outstanding as of December 31, 2011 follows:

Division/Contract	Units	Unit Value	Extended Value
BlackRock Global Allocation V.I. Fund - Class III
Contracts in accumulation period:
Band 2	26,915.220	$ 9.95	$ 267,806
Band 4	133,680.441	9.86	1,318,089
Band 5	51,351.271	9.84	505,297
Band 6	14,658,435.824	9.80	143,652,671
Band 7	2,844,718.991	9.78	27,821,352
Band 8	6,268,257.419	9.74	61,052,827
Band 9	419,830.881	9.73	4,084,954
Band 10	33,149,679.868	9.71	321,883,392
Band 11	3,693,381.030	9.69	35,788,862
Band 12	1,024,482.487	9.67	9,906,746
Band 13	5,320,211.896	9.65	51,340,045
Band 14	5,572,138.570	9.61	53,548,252
Band 15	9,163,770.191	9.60	87,972,194
Band 16	399,536.163	9.56	3,819,566
Band 17	6,402,153.461	9.54	61,076,544
Band 18	16,548.761	9.52	157,544
Band 19	188,180.117	9.49	1,785,829
Band 20	2,768,651.485	9.63	26,662,114
Band 21	344,106.143	9.58	3,296,537
Band 26	280,582.163	9.97	2,797,404
Band 27	95,710.027	9.85	942,744
Band 28	34,957.368	9.80	342,582
Band 29	29,248.097	9.78	286,046
Band 30	11,980.663	9.67	115,853
Band 31	12,176.183	9.61	117,013
Band 38	391,679.269	9.95	3,897,209
Band 41	7,181.158	9.67	69,442
Band 42	4,392.542	9.60	42,168
Band 43	155,940.128	9.54	1,487,669
Band 46	11,722,957.212	9.51	111,485,323
Band 47	1,064,825.589	9.45	10,062,602
Band 50	11,077.282	9.65	106,896
Band 51	1,150.765	9.54	10,978
Band 52	2,289.032	9.78	22,387
Band 55	23,398.437	9.75	228,135
Band 56	5,394,599.176	9.89	53,352,586
Band 57	44,687.451	9.69	433,021
Band 58	10,254.530	9.60	98,443
Band 59	27,410.601	9.49	260,127
Band 60	1,939.467	9.73	18,871
Band 64	11,891.538	9.58	113,921
	111,786,358.897		$ 1,082,232,041

136

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Asset Allocation Fund, Variable Series - Class A
Contracts in accumulation period:
Band 6	597.474	$ 15.31	$ 9,147
Band 7	11,627.910	15.25	177,326
Band 8	3,320.226	15.11	50,169
Band 9	1,339.036	15.04	20,139
Band 11	823.588	14.91	$ 12,280
Band 13	693.934	14.78	10,256
	18,402.168		$ 279,317
Columbia Small Cap Value Fund, Variable Series - Class B
Contracts in accumulation period:
Band 2	1,409.858	$ 13.30	$ 18,751
Band 4	7,318.791	20.09	147,035
Band 5	2,281.297	20.00	45,626
Band 6	975,035.391	19.83	19,334,952
Band 7	662,341.418	19.74	13,074,620
Band 8	339,946.218	19.57	6,652,747
Band 9	24,588.809	19.48	478,990
Band 10	784,808.597	19.40	15,225,287
Band 11	292,376.745	19.31	5,645,795
Band 12	108,654.306	19.23	2,089,422
Band 13	339,272.494	19.14	6,493,676
Band 14	1,102,413.714	18.98	20,923,812
Band 15	337,455.850	18.89	6,374,541
Band 16	35,959.398	18.73	673,520
Band 17	767,348.070	18.64	14,303,368
Band 18	9,432.053	18.56	175,059
Band 19	49,705.352	18.40	914,578
Band 20	672,440.847	19.06	12,816,723
Band 21	48,116.657	18.81	905,074
Band 26	19,244.184	13.34	256,717
Band 27	4,051.779	13.08	52,997
Band 28	2,630.765	12.94	34,042
Band 30	1,674.294	12.64	21,163
Band 41	1,094.211	12.65	13,842
Band 42	991.350	12.47	12,362
Band 43	4,490.236	12.35	55,454
Band 46	470,942.105	11.51	5,420,544
Band 47	28,540.103	11.38	324,786
	7,094,564.892		$ 132,485,483
Columbia Small Company Growth Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 8	654.910	$ 17.39	$ 11,389

137

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia VP Large Cap Growth Fund - Class 1
Contracts in accumulation period:
Band 6	1,603.391	$ 6.55	$ 10,502
Band 7	28,839.564	6.54	188,611
Band 9	1,112.216	6.54	7,274
Band 11	1,355.343	6.53	8,850
Band 13	5,616.162	6.53	36,674
Band 14	2,942.805	6.52	19,187
	41,469.481		$ 271,098
Columbia VP Short Duration US Government Fund - Class 1
Contracts in accumulation period:
Band 13	399.156	$ 10.30	$ 4,111

Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	1,690.985	$ 11.47	$ 19,396
Band 3	333.535	11.05	3,686
Band 4	100,917.636	11.17	1,127,250
Band 5	52,039.794	11.11	578,162
Band 6	2,007,400.045	11.00	22,081,400
Band 7	1,234,842.892	10.94	13,509,181
Band 8	724,710.897	10.82	7,841,372
Band 9	281,383.967	10.77	3,030,505
Band 10	1,456,083.433	10.71	15,594,654
Band 11	431,834.482	10.65	4,599,037
Band 12	358,968.486	10.59	3,801,476
Band 13	807,233.282	10.54	8,508,239
Band 14	1,720,040.511	10.43	17,940,023
Band 15	715,473.120	10.37	7,419,456
Band 16	92,328.532	10.26	947,291
Band 17	1,165,403.284	10.21	11,898,768
Band 18	15,488.083	10.15	157,204
Band 19	74,449.306	10.04	747,471
Band 20	1,003,077.277	10.48	10,512,250
Band 21	189,078.852	10.32	1,951,294
Band 25	7,225.501	11.59	83,744
Band 26	285,226.735	11.53	3,288,664
Band 27	145,013.579	11.17	1,619,802
Band 28	39,282.614	10.99	431,716
Band 29	65,038.318	10.94	711,519
Band 30	15,002.816	10.59	158,880
Band 31	4,003.087	10.42	41,712
Band 34	94.325	9.74	919
Band 35	136,056.394	11.78	1,602,744
Band 36	15,740.107	11.53	181,483
Band 37	30,923.562	11.35	350,982
Band 38	538,766.692	13.27	7,149,434
Band 39	91,515.321	13.04	1,193,360
Band 40	43,566.720	12.88	561,139

138

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Service Class 2
(continued)
Band 41	8,614.589	$ 11.95	$ 102,944
Band 42	6,240.280	11.75	73,323
Band 43	30,867.614	11.60	358,064
Band 46	595,531.511	9.59	5,711,147
Band 47	117,867.008	9.48	1,117,379
Band 51	675.901	9.06	6,124
Band 55	970.581	9.34	9,065
Band 56	16,103.238	8.73	140,581
	14,627,104.892		$ 157,162,840
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	13,110.474	$ 13.03	$ 170,829
Band 4	297,797.747	15.43	4,595,019
Band 5	68,535.792	15.30	1,048,598
Band 6	8,153,827.182	12.69	103,472,067
Band 7	1,150,042.642	15.06	17,319,642
Band 8	4,181,516.829	12.56	52,519,851
Band 9	587,694.561	14.82	8,709,633
Band 10	9,998,484.954	12.93	129,280,410
Band 11	1,081,665.142	12.43	13,445,098
Band 12	235,957.260	12.39	2,923,510
Band 13	2,201,225.059	14.51	31,939,776
Band 14	3,520,960.538	12.26	43,166,976
Band 15	3,523,958.974	14.28	50,322,134
Band 16	364,963.602	12.14	4,430,658
Band 17	3,184,757.120	12.10	38,535,561
Band 18	8,751.461	12.05	105,455
Band 19	57,515.109	12.33	709,161
Band 20	1,084,440.605	12.73	13,804,929
Band 21	400,976.596	12.58	5,044,286
Band 26	619,146.060	15.88	9,832,039
Band 27	248,985.428	15.38	3,829,396
Band 28	98,825.668	15.14	1,496,221
Band 29	164,977.506	15.06	2,484,561
Band 30	12,065.833	14.58	175,920
Band 31	8,741.151	14.35	125,436
Band 35	378,987.924	16.22	6,147,184
Band 36	99,326.492	15.88	1,577,305
Band 37	63,841.354	15.63	997,840
Band 38	2,348,848.778	16.61	39,014,378
Band 39	638,204.933	16.33	10,421,887
Band 40	225,420.599	16.12	3,633,780
Band 41	96,937.861	14.80	1,434,680
Band 42	21,541.880	14.55	313,434
Band 43	121,525.298	14.36	1,745,103
Band 44	861.147	12.46	10,730
Band 45	7,619.467	12.22	93,110
Band 46	3,779,440.215	12.01	45,391,077

139

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Service Class 2
(continued)
Band 47	435,656.623	$ 11.89	$ 5,179,957
Band 50	28,656.911	10.37	297,172
Band 51	890.782	10.20	9,086
Band 52	5,176.775	10.58	54,770
Band 53	740.396	10.43	7,722
Band 54	2,465.269	10.26	25,294
Band 55	5,981.563	10.52	62,926
Band 56	785,214.329	8.85	6,949,147
Band 57	7,637.106	8.66	66,137
Band 59	1,465.336	8.47	12,411
Band 60	4,717.625	8.69	40,996
	50,330,081.956		$ 662,973,292
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	33,464.160	$ 18.21	$ 609,382
Band 36	14,330.430	17.85	255,798
Band 37	6,072.699	17.58	106,758
Band 38	359,396.107	18.46	6,634,452
Band 39	214,680.249	18.15	3,896,447
Band 40	17,718.898	17.92	317,523
	645,662.543		$ 11,820,360
ING Balanced Portfolio - Class S
Contracts in accumulation period:
Band 4	4,025.208	$ 9.91	$ 39,890
Band 7	2,944.858	9.80	28,860
Band 9	47,541.599	9.71	461,629
Band 10	5,501.614	9.68	53,256
Band 13	1,938.522	9.60	18,610
Band 15	11,155.181	9.52	106,197
Band 21	12,672.160	9.49	120,259
Band 26	51,346.286	10.08	517,571
Band 27	10,503.054	9.91	104,085
Band 28	13,164.206	9.82	129,273
Band 29	159.307	9.80	1,561
Band 35	38,522.858	13.35	514,280
Band 36	1,917.589	13.12	25,159
Band 37	12,508.887	12.95	161,990
Band 38	183,543.381	12.75	2,340,178
Band 39	42,276.082	12.54	530,142
Band 40	17,665.726	12.38	218,702
Band 41	1,105.271	9.63	10,644
Band 42	635.915	9.52	6,054
Band 43	377.417	9.44	3,563
	459,505.121		$ 5,391,903

140

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	4,797.779	$ 14.87	$ 71,343
Band 2	25,244.406	14.58	368,063
Band 3	292.262	14.09	4,118
Band 4	339,797.635	14.23	4,835,320
Band 5	31,511.826	14.16	446,207
Band 6	13,585,162.560	14.03	190,599,831
Band 7	2,424,393.095	13.96	33,844,528
Band 8	6,827,350.470	13.82	94,353,983
Band 9	1,003,082.536	13.75	13,792,385
Band 10	17,762,928.854	13.69	243,174,496
Band 11	2,369,810.307	13.62	32,276,816
Band 12	472,680.322	13.55	6,404,818
Band 13	5,423,976.791	13.49	73,169,447
Band 14	6,485,137.309	13.35	86,576,583
Band 15	5,863,795.993	13.29	77,929,849
Band 16	780,623.913	13.16	10,273,011
Band 17	5,180,415.290	13.09	67,811,636
Band 18	39,419.231	13.03	513,633
Band 19	109,954.627	12.90	1,418,415
Band 20	1,806,468.688	13.42	24,242,810
Band 21	323,987.170	13.22	4,283,110
Band 25	15,999.423	14.73	235,672
Band 26	2,709,063.958	12.54	33,971,662
Band 27	1,275,865.897	12.28	15,667,633
Band 28	703,287.660	12.16	8,551,978
Band 29	39,890.043	12.12	483,467
Band 30	11,067.749	11.87	131,374
Band 31	1,591.610	11.75	18,701
Band 35	331,650.799	14.94	4,954,863
Band 36	85,900.375	14.66	1,259,299
Band 37	17,788.400	14.44	256,864
Band 38	4,343,511.756	13.48	58,550,538
Band 39	974,330.177	13.25	12,909,875
Band 40	333,677.160	13.09	4,367,834
Band 41	25,515.172	11.88	303,120
Band 42	28,944.758	11.72	339,233
Band 43	217,826.844	11.60	2,526,791
Band 45	137.059	11.20	1,535
Band 46	6,407,892.042	11.54	73,947,074
Band 47	831,004.382	11.41	9,481,760
Band 49	163,842.208	11.24	1,841,586
Band 50	27,474.218	11.99	329,416
Band 51	21,539.393	11.79	253,949
Band 52	4,170.911	12.23	51,010
Band 53	3,256.975	12.06	39,279
Band 54	10,960.573	11.86	129,992
Band 55	33,432.505	12.16	406,539

141

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class S (continued)
Band 56	1,486,253.632	$ 11.27	$ 16,750,078
Band 57	46,449.849	11.03	512,342
Band 58	959.298	10.92	10,476
Band 59	2,527.969	10.79	27,277
Band 60	878.051	11.07	9,720
Band 64	9,839.182	11.18	110,002
	91,027,361.092		$ 1,214,821,341
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Band 2	8,002.321	$ 9.75	$ 78,023
Band 4	51,737.056	9.66	499,780
Band 5	3,116.799	9.64	30,046
Band 6	6,393,737.906	9.60	61,379,884
Band 7	716,268.314	9.59	6,869,013
Band 8	1,943,499.197	9.55	18,560,417
Band 9	90,588.787	9.53	863,311
Band 10	10,629,129.159	9.51	101,083,018
Band 11	1,943,511.992	9.50	18,463,364
Band 12	122,886.322	9.48	1,164,962
Band 13	1,431,116.304	9.46	13,538,360
Band 14	1,117,475.085	9.43	10,537,790
Band 15	3,997,414.162	9.41	37,615,667
Band 16	193,708.370	9.37	1,815,047
Band 17	1,277,412.230	9.35	11,943,804
Band 18	9,965.380	9.34	93,077
Band 19	4,640.932	9.30	43,161
Band 20	754,507.078	9.44	7,122,547
Band 21	146,430.145	9.39	1,374,979
Band 26	48,126.099	9.76	469,711
Band 27	62,525.530	9.66	603,997
Band 28	35,873.135	9.60	344,382
Band 29	868.410	9.58	8,319
Band 38	57,782.498	9.75	563,379
Band 41	580.999	9.48	5,508
Band 42	15,556.700	9.41	146,389
Band 43	44,563.060	9.36	417,110
Band 46	2,052,740.985	9.32	19,131,546
Band 47	176,299.123	9.27	1,634,293
Band 50	5,589.073	9.46	52,873
Band 55	958.842	9.55	9,157
Band 56	2,456,202.899	9.69	23,800,606
Band 57	45,747.828	9.50	434,604
Band 59	12,597.978	9.30	117,161
Band 60	17,316.489	9.53	165,026
	35,868,477.187		$ 340,980,311

142

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Bond Portfolio
Contracts in accumulation period:
Band 2	29,397.423	$ 11.02	$ 323,960
Band 4	90,478.628	10.73	970,836
Band 5	25,350.528	10.90	276,321
Band 6	7,494,145.595	10.67	79,962,533
Band 7	1,124,833.308	10.65	11,979,475
Band 8	2,887,042.615	10.60	30,602,652
Band 9	209,126.057	10.58	2,212,554
Band 10	9,839,246.420	10.56	103,902,442
Band 11	1,666,880.640	10.54	17,568,922
Band 12	242,027.328	10.52	2,546,127
Band 13	2,378,960.774	10.50	24,979,088
Band 14	2,082,800.607	10.46	21,786,094
Band 15	4,152,296.908	10.43	43,308,457
Band 16	215,493.526	10.39	2,238,978
Band 17	2,411,571.020	10.37	25,007,991
Band 18	2,665.275	10.35	27,586
Band 19	37,549.484	10.31	387,135
Band 20	1,111,846.722	10.48	11,652,154
Band 21	54,935.518	10.41	571,879
Band 26	180,493.156	11.04	1,992,644
Band 27	69,240.024	10.92	756,101
Band 28	73,227.901	10.86	795,255
Band 29	14,308.175	10.84	155,101
Band 30	1,676.660	10.71	17,957
Band 35	106,191.063	10.95	1,162,792
Band 36	17,580.499	10.86	190,924
Band 37	18,565.802	10.79	200,325
Band 38	2,028,796.198	10.84	21,992,151
Band 39	500,541.951	10.75	5,380,826
Band 40	185,449.732	10.69	1,982,458
Band 41	7,144.177	10.72	76,586
Band 42	2,057.480	10.64	21,892
Band 43	74,661.465	10.58	789,918
Band 46	2,571,009.107	10.33	26,558,524
Band 47	301,114.543	10.27	3,092,446
Band 52	2,056.132	10.65	21,898
Band 55	12,363.308	10.60	131,051
Band 56	1,568,670.098	10.77	16,894,577
Band 57	83,706.040	10.54	882,262
Band 59	12,386.392	10.31	127,704
Band 60	13,812.327	10.58	146,134
Band 61	2,427.946	10.48	25,445
Band 64	9,538.796	10.62	101,302
	43,913,667.348		$ 463,801,457

143

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Global Growth and Income Portfolio
Contracts in accumulation period:
Band 4	1,609.312	$ 9.34	$ 15,031
Band 5	11,483.240	9.33	107,139
Band 6	100,922.830	9.32	940,601
Band 7	30,524.143	9.32	284,485
Band 8	72,672.706	9.31	676,583
Band 9	535.294	9.31	4,984
Band 10	100,326.577	9.30	933,037
Band 11	18,377.446	9.30	170,910
Band 12	10,512.549	9.29	97,662
Band 13	39,161.947	9.29	363,814
Band 14	62,629.627	9.28	581,203
Band 15	69,320.425	9.27	642,600
Band 16	1,525.394	9.27	14,140
Band 17	37,014.463	9.26	342,754
Band 18	243.118	9.26	2,251
Band 19	2,021.877	9.25	18,702
Band 20	28,225.970	9.28	261,937
Band 21	4,426.886	9.27	41,037
Band 26	32,538.341	9.36	304,559
Band 27	465.984	9.34	4,352
Band 28	1,815.911	9.32	16,924
Band 29	931.906	9.32	8,685
Band 30	2,569.242	9.29	23,868
Band 38	3,377.077	9.36	31,609
Band 46	85,685.139	9.25	792,588
Band 47	4,342.240	9.24	40,122
Band 50	300.256	9.29	2,789
Band 56	10,601.036	9.35	99,120
	734,160.936		$ 6,823,486
ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	58,440.257	$ 13.71	$ 801,216
Band 4	775,606.622	13.43	10,416,397
Band 5	139,206.765	13.37	1,861,194
Band 6	23,410,109.428	13.26	310,418,051
Band 7	6,585,901.173	13.20	86,933,895
Band 8	10,568,142.416	13.09	138,336,984
Band 9	1,866,470.414	13.03	24,320,109
Band 10	24,977,481.580	12.98	324,207,711
Band 11	4,412,909.340	12.92	57,014,789
Band 12	952,048.623	12.87	12,252,866
Band 13	6,775,589.745	12.81	86,795,305
Band 14	12,155,717.840	12.71	154,499,174
Band 15	12,182,359.221	12.65	154,106,844
Band 16	736,391.375	12.55	9,241,712
Band 17	13,185,488.195	12.49	164,686,748
Band 18	31,512.006	12.44	392,009

144

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio (continued)
Band 19	499,849.780	$ 12.33	$ 6,163,148
Band 20	6,712,507.342	12.76	85,651,594
Band 21	875,812.383	12.60	11,035,236
Band 26	853,063.057	13.77	11,746,678
Band 27	357,149.236	13.42	4,792,943
Band 28	250,124.942	13.25	3,314,155
Band 29	256,832.311	13.20	3,390,187
Band 30	36,207.224	12.87	465,987
Band 31	24,530.651	12.70	311,539
Band 35	163,849.836	10.78	1,766,301
Band 36	29,304.091	10.65	312,089
Band 37	40,194.012	13.60	546,639
Band 38	3,149,653.352	10.61	33,417,822
Band 39	709,762.558	10.48	7,438,312
Band 40	317,622.463	10.38	3,296,921
Band 41	120,029.380	12.88	1,545,978
Band 42	64,191.710	12.66	812,667
Band 43	402,688.530	12.50	5,033,607
Band 44	1,217.495	11.12	13,539
Band 45	4,892.689	10.90	53,330
Band 46	11,237,910.866	10.78	121,144,679
Band 47	1,060,030.727	10.67	11,310,528
Band 50	57,199.817	9.76	558,270
Band 51	54,177.949	9.60	520,108
Band 52	2,579.463	9.95	25,666
Band 53	3,185.910	9.82	31,286
Band 54	10,093.032	9.65	97,398
Band 55	41,886.147	9.90	414,673
Band 56	3,694,658.273	8.71	32,180,474
Band 57	28,148.196	8.52	239,823
Band 59	30,220.814	8.33	251,739
Band 60	9,447.726	8.55	80,778
Band 61	3,736.671	8.47	31,650
Band 62	4,857.973	8.37	40,661
Band 64	1,112.075	8.65	9,619
	149,922,103.681		$ 1,884,331,028

145

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Growth and Income
Portfolio
Contracts in accumulation period:
Band 4	8,074.565	$ 8.83	$ 71,298
Band 6	71,082.621	8.81	626,238
Band 7	30,889.914	8.81	272,140
Band 8	44,366.806	8.80	390,428
Band 9	3,188.950	8.80	28,063
Band 10	86,036.770	8.79	756,263
Band 11	10,569.686	8.79	92,908
Band 12	9,731.372	8.78	85,441
Band 13	29,564.018	8.78	259,572
Band 14	58,022.619	8.77	508,858
Band 15	38,228.960	8.77	335,268
Band 16	1,550.240	8.76	13,580
Band 17	57,613.965	8.75	504,122
Band 18	444.373	8.75	3,888
Band 19	1,707.312	8.74	14,922
Band 20	16,252.062	8.78	142,693
Band 26	4,348.018	8.85	38,480
Band 27	252.200	8.83	2,227
Band 38	10,070.623	8.85	89,125
Band 46	19,473.355	8.75	170,392
Band 47	4,388.410	8.73	38,311
Band 56	5,157.498	8.84	45,592
	511,014.337		$ 4,489,809
ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	56,247.154	$ 16.28	$ 915,704
Band 4	318,090.742	15.94	5,070,366
Band 5	72,741.977	15.88	1,155,143
Band 6	9,594,991.343	15.74	151,025,164
Band 7	2,600,491.761	15.68	40,775,711
Band 8	4,631,700.582	15.54	71,976,627
Band 9	876,221.172	15.48	13,563,904
Band 10	11,673,254.491	15.41	179,884,852
Band 11	2,061,658.984	15.35	31,646,465
Band 12	466,878.648	15.28	7,133,906
Band 13	3,191,641.229	15.22	48,576,780
Band 14	5,352,305.170	15.09	80,766,285
Band 15	4,771,612.468	15.03	71,717,335
Band 16	450,863.532	14.90	6,717,867
Band 17	5,219,780.316	14.84	77,461,540
Band 18	22,376.183	14.77	330,496
Band 19	208,477.219	14.65	3,054,191
Band 20	2,372,737.131	15.15	35,946,968
Band 21	432,082.708	14.96	6,463,957
Band 26	450,843.865	16.35	7,371,297
Band 27	275,610.664	15.94	4,393,234
Band 28	99,593.346	15.74	1,567,599

146

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio (continued)
Band 29	132,138.827	$ 15.67	$ 2,070,615
Band 30	19,489.376	15.28	297,798
Band 31	14,184.023	15.09	214,037
Band 34	91.885	14.29	1,313
Band 35	163,164.481	11.13	1,816,021
Band 36	28,977.168	10.99	318,459
Band 37	9,283.754	16.15	149,933
Band 38	2,290,805.026	10.95	25,084,315
Band 39	454,436.564	10.81	4,912,459
Band 40	172,699.632	10.71	1,849,613
Band 41	29,293.033	15.29	447,890
Band 42	16,663.578	15.03	250,454
Band 43	186,792.289	14.84	2,771,998
Band 44	348.530	12.14	4,231
Band 45	3,543.377	11.87	42,060
Band 46	5,450,225.173	11.34	61,805,553
Band 47	529,544.482	11.22	5,941,489
Band 50	19,178.332	9.43	180,852
Band 51	464,301.900	9.27	4,304,079
Band 52	7,289.556	9.61	70,053
Band 54	9,396.937	9.32	87,579
Band 55	24,316.871	9.56	232,469
Band 56	2,269,080.252	7.29	16,541,595
Band 57	25,973.259	7.14	185,449
Band 59	7,988.223	6.98	55,758
Band 60	10,058.025	7.16	72,015
Band 61	2,616.121	7.09	18,548
Band 62	5,474.605	7.01	38,377
	67,547,555.964		$ 977,280,403
ING American Funds World Allocation Portfolio - Service
Class
Contracts in accumulation period:
Band 4	17,150.734	$ 12.50	$ 214,384
Band 5	4,677.377	13.54	63,332
Band 6	2,890,339.334	12.44	35,955,821
Band 7	606,194.258	12.42	7,528,933
Band 8	1,033,158.027	12.38	12,790,496
Band 9	52,721.037	12.36	651,632
Band 10	3,636,250.672	12.34	44,871,333
Band 11	690,716.174	12.32	8,509,623
Band 12	48,833.149	12.30	600,648
Band 13	1,159,184.140	12.28	14,234,781
Band 14	787,545.303	12.23	9,631,679
Band 15	1,371,934.369	12.21	16,751,319
Band 16	201,444.134	12.17	2,451,575
Band 17	577,836.393	12.15	7,020,712
Band 18	455.652	12.13	5,527
Band 19	9,935.411	12.09	120,119
Band 20	281,711.916	12.25	3,450,971

147

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds World Allocation Portfolio - Service
Class (continued)
Band 21	29,613.098	$ 12.19	$ 360,984
Band 26	30,032.182	13.67	410,540
Band 27	10,620.069	13.55	143,902
Band 28	4,066.682	13.50	54,900
Band 29	2,031.674	13.48	27,387
Band 38	19,147.511	12.61	241,450
Band 41	990.091	13.37	13,238
Band 43	20,303.871	13.24	268,823
Band 46	974,599.088	12.11	11,802,395
Band 47	94,729.612	12.05	1,141,492
Band 51	6,545.420	12.15	79,527
Band 55	752.901	12.38	9,321
Band 56	378,080.746	12.55	4,744,913
Band 57	4,163.181	12.32	51,290
Band 59	8,382.461	12.09	101,344
Band 64	3,103.392	12.20	37,861
	14,957,250.059		$ 184,342,252
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,158.421	$ 11.45	$ 59,064
Band 3	488.538	11.06	5,403
Band 4	115,255.081	11.18	1,288,552
Band 5	71,947.362	11.12	800,055
Band 6	4,894,299.627	11.01	53,886,239
Band 7	1,882,732.631	10.96	20,634,750
Band 8	2,384,131.290	10.85	25,867,824
Band 9	348,198.744	10.80	3,760,546
Band 10	6,175,122.310	10.75	66,382,565
Band 11	1,639,469.837	10.69	17,525,933
Band 12	301,163.848	10.64	3,204,383
Band 13	1,976,663.364	10.59	20,932,865
Band 14	3,812,549.147	10.48	39,955,515
Band 15	2,187,810.035	10.43	22,818,859
Band 16	156,020.889	10.33	1,611,696
Band 17	2,840,917.795	10.28	29,204,635
Band 18	85,996.574	10.23	879,745
Band 19	143,487.514	10.13	1,453,529
Band 20	1,230,135.145	10.54	12,965,624
Band 21	241,249.423	10.38	2,504,169
Band 25	20,707.761	11.56	239,382
Band 26	209,744.044	11.51	2,414,154
Band 27	77,267.704	11.17	863,080
Band 28	76,888.924	11.01	846,547
Band 29	79,927.537	10.96	876,006
Band 30	4,276.053	10.64	45,497
Band 31	1,686.266	10.48	17,672
Band 38	239,557.149	7.65	1,832,612
Band 41	27,096.052	11.77	318,921

148

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class (continued)
Band 42	7,180.634	$ 11.58	$ 83,152
Band 43	62,633.223	11.43	715,898
Band 44	615.619	9.57	5,891
Band 45	33,038.800	9.35	308,913
Band 46	2,208,576.798	8.81	19,457,562
Band 47	309,747.211	8.71	2,697,898
Band 50	18,715.180	7.35	137,557
Band 51	10,107.936	7.22	72,979
Band 52	1,741.190	7.49	13,042
Band 53	2,225.581	7.39	16,447
Band 54	9,060.701	7.26	65,781
Band 55	504.502	7.45	3,759
Band 56	575,084.613	5.55	3,191,720
Band 57	8,859.808	5.43	48,109
Band 60	904.963	5.45	4,932
	34,478,945.824		$ 360,019,462
ING Artio Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	523,422.976	$ 12.88	$ 6,741,688
Band 7	840.399	12.82	10,774
Band 10	327,978.741	12.58	4,125,973
Band 11	4,679.839	12.52	58,592
Band 12	108,975.678	12.47	1,358,927
Band 13	4,645.642	8.97	41,671
Band 14	110,487.079	9.77	1,079,459
Band 15	367,657.972	9.73	3,577,312
Band 17	147,740.788	9.61	1,419,789
Band 20	703,162.786	12.35	8,684,060
Band 46	443,886.746	8.71	3,866,254
	2,743,478.646		$ 30,964,499
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	2,107.117	$ 12.13	$ 25,559
Band 3	355.326	11.80	4,193
Band 4	44,322.473	11.90	527,437
Band 5	35,855.284	11.85	424,885
Band 6	2,008,360.545	11.76	23,618,320
Band 7	933,627.437	11.72	10,942,114
Band 8	1,241,429.284	11.62	14,425,408
Band 9	90,252.615	11.58	1,045,125
Band 10	2,144,534.459	11.53	24,726,482
Band 11	735,205.566	11.49	8,447,512
Band 12	222,670.028	11.44	2,547,345
Band 13	982,244.966	11.40	11,197,593
Band 14	1,759,048.851	11.31	19,894,843
Band 15	1,059,240.073	11.27	11,937,636
Band 16	115,386.097	11.18	1,290,017
Band 17	1,710,483.698	11.14	19,054,788

149

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class (continued)
Band 18	32,921.259	$ 11.09	$ 365,097
Band 19	68,547.968	11.01	754,713
Band 20	718,769.365	11.36	8,165,220
Band 21	109,170.802	11.22	1,224,896
Band 25	2,827.182	12.23	34,576
Band 26	69,217.843	12.18	843,073
Band 27	23,719.764	11.90	282,265
Band 28	18,975.289	11.76	223,149
Band 29	66,277.920	11.71	776,114
Band 30	7,622.715	11.44	87,204
Band 31	1,309.602	11.31	14,812
Band 34	66.072	10.76	711
Band 38	28,732.266	11.12	319,503
Band 41	11,801.797	11.45	135,131
Band 42	12,352.803	11.27	139,216
Band 43	32,332.582	11.14	360,185
Band 45	2,327.493	10.71	24,927
Band 46	767,081.727	11.39	8,737,061
Band 47	116,866.223	11.26	1,315,914
Band 50	868.674	10.70	9,295
Band 51	615.699	10.52	6,477
Band 52	379.450	10.91	4,140
Band 55	8,736.242	10.85	94,788
Band 56	143,206.373	9.17	1,313,202
Band 57	6,063.856	8.98	54,453
	15,335,914.785		$ 175,395,379
ING BlackRock Inflation Protected Bond Portfolio - Service
Class
Contracts in accumulation period:
Band 4	127,881.560	$ 12.21	$ 1,561,434
Band 5	44,821.835	12.20	546,826
Band 6	5,459,335.937	12.16	66,385,525
Band 7	1,786,973.614	12.15	21,711,729
Band 8	2,955,635.697	12.11	35,792,748
Band 9	205,514.744	12.10	2,486,728
Band 10	9,269,173.124	12.08	111,971,611
Band 11	1,696,373.774	12.06	20,458,268
Band 12	226,172.792	12.05	2,725,382
Band 13	4,320,793.563	12.03	51,979,147
Band 14	3,100,903.726	12.00	37,210,845
Band 15	3,095,974.910	11.98	37,089,779
Band 16	247,396.167	11.95	2,956,384
Band 17	2,480,580.737	11.93	29,593,328
Band 18	4,520.347	11.91	53,837
Band 19	115,543.207	11.88	1,372,653
Band 20	1,159,416.592	12.01	13,924,593
Band 21	95,663.023	11.96	1,144,130
Band 26	373,284.472	12.31	4,595,132

150

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Inflation Protected Bond Portfolio - Service
Class (continued)
Band 27	132,024.460	$ 12.21	$ 1,612,019
Band 28	26,892.208	12.16	327,009
Band 29	116,754.838	12.15	1,418,571
Band 30	26,202.179	12.04	315,474
Band 31	8,848.056	11.99	106,088
Band 35	105,289.121	12.38	1,303,479
Band 36	6,515.228	12.31	80,202
Band 37	3,054.484	12.26	37,448
Band 38	714,351.707	12.30	8,786,526
Band 39	172,097.882	12.23	2,104,757
Band 40	78,239.343	12.18	952,955
Band 41	179,151.905	12.05	2,158,780
Band 42	6,820.549	11.98	81,710
Band 43	91,244.637	11.93	1,088,549
Band 46	2,075,858.435	11.90	24,702,715
Band 47	638,466.186	11.85	7,565,824
Band 50	2,845.802	12.03	34,235
Band 51	29,975.434	11.93	357,607
Band 52	2,847.551	12.15	34,598
Band 55	7,581.370	12.11	91,810
Band 56	591,793.177	12.25	7,249,466
Band 57	10,454.720	12.06	126,084
Band 59	10,860.160	11.88	129,019
Band 60	3,883.942	12.10	46,996
Band 64	9,521.405	11.96	113,876
	41,817,534.600		$ 504,385,876
ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Band 35	8,919.873	$ 8.51	$ 75,908
Band 38	5,753.775	8.41	48,389
Band 40	1,111.435	8.28	9,203
	15,785.083		$ 133,500

151

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	6,362.401	$ 11.51	$ 73,231
Band 3	1,522.131	11.12	16,926
Band 4	71,988.529	11.23	808,431
Band 5	59,953.608	11.18	670,281
Band 6	1,492,740.729	11.07	16,524,640
Band 7	904,765.583	11.02	9,970,517
Band 8	1,073,438.270	10.91	11,711,212
Band 9	94,125.997	10.85	1,021,267
Band 10	1,930,198.684	10.80	20,846,146
Band 11	567,780.536	10.75	6,103,641
Band 12	262,164.931	10.70	2,805,165
Band 13	841,100.964	10.64	8,949,314
Band 14	1,638,577.046	10.54	17,270,602
Band 15	783,924.516	10.49	8,223,368
Band 16	39,009.797	10.38	404,922
Band 17	1,070,137.923	10.33	11,054,525
Band 18	21,610.154	10.28	222,152
Band 19	43,157.587	10.18	439,344
Band 20	652,592.605	10.59	6,910,956
Band 21	50,235.605	10.44	524,460
Band 25	3,943.096	11.62	45,819
Band 26	87,007.766	11.16	971,007
Band 27	65,158.315	10.94	712,832
Band 28	32,785.575	10.82	354,740
Band 29	6,229.257	10.79	67,214
Band 30	4,268.280	10.57	45,116
Band 31	707.814	10.46	7,404
Band 35	6,463.260	9.45	61,078
Band 36	2,989.224	9.36	27,979
Band 37	10,889.107	9.28	101,051
Band 38	161,638.720	9.93	1,605,072
Band 39	15,909.528	9.24	147,004
Band 40	15,628.228	9.16	143,155
Band 41	2,586.265	10.58	27,363
Band 43	26,265.220	10.33	271,320
Band 45	799.803	9.97	7,974
Band 46	747,107.826	9.66	7,217,062
Band 47	97,468.384	9.55	930,823
Band 50	2,334.345	9.57	22,340
Band 51	647.651	9.41	6,094
Band 52	898.363	9.76	8,768
Band 55	2,730.998	9.70	26,491
Band 56	125,518.740	9.05	1,135,945
Band 57	3,680.016	8.86	32,605
Band 60	451.766	8.89	4,016
	13,029,495.143		$ 138,531,372

152

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,522.701	$ 10.37	$ 15,790
Band 3	289.686	10.16	2,943
Band 4	60,193.671	10.22	615,179
Band 5	14,658.147	10.19	149,367
Band 6	1,763,061.935	10.13	17,859,817
Band 7	331,411.978	10.10	3,347,261
Band 8	969,147.248	10.05	9,739,930
Band 9	82,092.708	10.02	822,569
Band 10	2,541,000.284	9.99	25,384,593
Band 11	280,998.291	9.96	2,798,743
Band 12	45,901.377	9.93	455,801
Band 13	606,049.898	9.90	5,999,894
Band 14	746,747.337	9.84	7,347,994
Band 15	962,296.407	9.82	9,449,751
Band 16	68,079.910	9.76	664,460
Band 17	1,059,505.303	9.73	10,308,987
Band 18	1,466.616	9.70	14,226
Band 19	13,663.061	9.65	131,849
Band 20	194,703.593	9.87	1,921,724
Band 21	37,770.293	9.79	369,771
Band 26	40,439.818	10.40	420,574
Band 27	8,576.445	10.22	87,651
Band 28	7,357.788	10.13	74,534
Band 29	15,664.995	10.10	158,216
Band 32	68.079	9.68	659
Band 35	96,953.259	8.19	794,047
Band 36	14,986.831	8.13	121,843
Band 37	2,707.313	8.09	21,902
Band 38	750,107.850	9.82	7,366,059
Band 39	289,965.574	8.06	2,337,123
Band 40	78,725.658	8.01	630,593
Band 41	11,967.408	9.93	118,836
Band 42	2,801.811	9.82	27,514
Band 43	23,704.068	9.74	230,878
Band 46	827,800.956	9.67	8,004,835
Band 47	80,475.136	9.59	771,757
Band 50	2,181.544	9.44	20,594
Band 51	4,902.203	9.28	45,492
Band 52	1,446.054	9.63	13,926
Band 53	724.810	9.49	6,878
Band 54	1,047.681	9.34	9,785
Band 55	20,090.526	9.57	192,266
Band 56	201,457.617	8.88	1,788,944
Band 57	15,379.745	8.68	133,496
Band 60	341.694	8.72	2,980
	12,280,435.307		$ 120,782,031

153

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	37,146.434	$ 10.05	$ 373,322
Band 8	790.489	9.96	7,873
Band 10	39,629.322	9.90	392,330
Band 12	3,415.455	9.84	33,608
Band 13	1,650.686	9.82	16,210
Band 14	24,148.102	9.76	235,685
Band 15	18,841.224	9.73	183,325
Band 17	4,536.276	9.65	43,775
Band 20	33,459.278	9.79	327,566
Band 46	20,986.632	9.59	201,262
	184,603.898		$ 1,814,956
ING Clarion Real Estate Portfolio - Service Class
Currently payable annuity contracts:	143.290	$ 79.54	$ 11,397
Contracts in accumulation period:
Band 1	3,459.131	83.30	288,146
Band 2	40,118.402	79.54	3,191,018
Band 3	294.257	73.32	21,575
Band 4	27,477.076	75.17	2,065,452
Band 5	19,265.021	74.21	1,429,657
Band 6	575,702.561	72.61	41,801,763
Band 7	390,039.279	71.67	27,954,115
Band 8	360,741.703	70.13	25,298,816
Band 9	52,618.559	69.21	3,641,730
Band 10	431,867.744	68.41	29,544,072
Band 11	231,153.981	67.62	15,630,632
Band 12	81,510.260	66.84	5,448,146
Band 13	348,400.861	66.07	23,018,845
Band 14	527,481.458	64.54	34,043,653
Band 15	238,603.370	63.79	15,220,509
Band 16	28,495.743	62.32	1,775,855
Band 17	451,440.134	61.59	27,804,198
Band 18	11,199.955	60.87	681,741
Band 19	36,448.317	59.46	2,167,217
Band 20	213,188.941	65.30	13,921,238
Band 21	26,536.295	63.05	1,673,113
Band 24	73.327	89.29	6,547
Band 25	6,012.470	81.42	489,535
Band 26	79,159.310	20.20	1,599,018
Band 27	24,948.422	19.73	492,232
Band 28	13,274.751	19.50	258,858
Band 29	14,340.981	19.43	278,645
Band 30	7,387.805	18.98	140,221
Band 31	543.477	18.76	10,196
Band 38	37,480.290	11.26	422,028
Band 41	16,347.698	18.99	310,443
Band 42	7,474.125	18.70	139,766
Band 43	36,667.057	18.48	677,607

154

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class (continued)
Band 44	459.289	$ 17.97	$ 8,253
Band 45	2,643.764	17.50	46,266
Band 46	734,673.541	13.52	9,932,786
Band 47	101,766.888	13.37	1,360,623
Band 51	316.829	10.67	3,381
Band 53	752.328	10.91	8,208
Band 55	4,918.717	11.01	54,155
Band 56	10,764.271	12.40	133,477
Band 59	219.796	11.87	2,609
Band 60	970.587	12.18	11,822
	5,197,382.061		$ 293,019,564
ING Clarion Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	191,820.080	$ 24.54	$ 4,707,265
Band 7	274.385	24.42	6,700
Band 10	124,415.655	23.97	2,982,243
Band 11	2,581.638	23.85	61,572
Band 12	39,433.358	23.74	936,148
Band 13	1,922.525	13.76	26,454
Band 14	27,259.679	16.90	460,689
Band 15	158,216.980	16.83	2,662,792
Band 17	55,899.995	16.63	929,617
Band 20	233,972.114	23.52	5,503,024
Band 46	144,710.589	13.37	1,934,781
	980,506.998		$ 20,211,285
ING DFA World Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,664.884	$ 8.10	$ 13,486
Band 4	106,389.893	7.78	827,713
Band 6	4,943,230.674	7.73	38,211,173
Band 7	254,541.931	7.72	1,965,064
Band 8	1,171,177.663	7.68	8,994,644
Band 9	72,381.401	7.66	554,442
Band 10	6,207,831.265	7.65	47,489,909
Band 11	419,811.157	7.63	3,203,159
Band 12	45,923.957	7.61	349,481
Band 13	932,786.049	7.60	7,089,174
Band 14	971,316.821	7.56	7,343,155
Band 15	1,448,851.906	7.55	10,938,832
Band 16	66,293.282	7.51	497,863
Band 17	989,583.395	7.50	7,421,875
Band 18	3,249.857	7.48	24,309
Band 19	13,658.251	7.45	101,754
Band 20	200,924.748	7.58	1,523,010
Band 21	49,868.348	7.53	375,509
Band 26	11,163.741	8.11	90,538
Band 27	1,815.602	8.02	14,561
Band 28	1,170.591	7.97	9,330

155

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING DFA World Equity Portfolio - Service Class (continued)
Band 29	2,089.240	$ 7.96	$ 16,630
Band 35	2,839.303	8.68	24,645
Band 38	282,214.629	7.87	2,221,029
Band 39	31,054.007	8.54	265,201
Band 40	3,610.506	8.50	30,689
Band 41	2,588.840	7.87	20,374
Band 42	2,443.230	7.81	19,082
Band 43	2,955.892	7.77	22,967
Band 46	1,211,813.198	7.46	9,040,126
Band 47	246,880.417	7.41	1,829,384
Band 51	5,299.513	7.50	39,746
Band 52	11,309.804	7.72	87,312
Band 55	6,111.366	7.68	46,935
Band 56	756,956.165	8.00	6,055,649
Band 57	6,766.179	7.83	52,979
	20,488,567.705		$ 156,811,729
ING FMRSM Diversified Mid Cap Portfolio - Service Class
Currently payable annuity contracts:	130.129	$ 16.01	$ 2,083
Contracts in accumulation period:
Band 1	11,729.283	12.04	141,221
Band 2	100,631.337	16.01	1,611,108
Band 3	8,042.008	15.39	123,767
Band 4	174,082.762	15.57	2,710,469
Band 5	178,141.272	15.48	2,757,627
Band 6	5,710,570.705	15.30	87,371,732
Band 7	3,550,564.852	15.22	54,039,597
Band 8	3,466,025.970	15.04	52,129,031
Band 9	630,248.986	14.96	9,428,525
Band 10	5,271,379.934	14.87	78,385,420
Band 11	3,393,678.061	14.79	50,192,499
Band 12	1,010,371.609	14.70	14,852,463
Band 13	3,532,534.991	14.62	51,645,662
Band 14	5,097,410.293	14.45	73,657,579
Band 15	1,808,715.106	14.37	25,991,236
Band 16	282,979.960	14.21	4,021,145
Band 17	3,089,743.493	14.13	43,658,076
Band 18	111,339.066	14.04	1,563,200
Band 19	286,835.429	13.88	3,981,276
Band 20	1,662,045.069	14.54	24,166,135
Band 21	281,181.663	14.29	4,018,086
Band 24	146.648	16.95	2,486
Band 25	36,120.687	16.20	585,155
Band 26	125,182.537	14.12	1,767,577
Band 27	31,410.929	13.84	434,727
Band 28	28,688.319	13.70	393,030
Band 29	24,119.131	13.65	329,226
Band 30	14,421.644	13.37	192,817
Band 31	1,649.490	13.24	21,839

156

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service Class
(continued)
Band 38	91,618.907	$ 11.52	$ 1,055,450
Band 41	33,723.916	13.38	451,226
Band 42	4,922.236	13.20	64,974
Band 43	48,978.918	13.07	640,154
Band 46	1,857,591.819	12.79	23,758,599
Band 47	239,904.678	12.65	3,034,794
Band 50	14,068.364	11.05	155,455
Band 51	1,675.044	10.87	18,208
Band 52	3,535.280	11.27	39,843
Band 53	1,449.384	11.11	16,103
Band 54	2,931.163	10.93	32,038
Band 55	8,837.079	11.20	98,975
Band 56	756,162.463	9.69	7,327,214
Band 57	9,498.072	9.47	89,947
Band 59	1,431.314	9.27	13,268
Band 60	9,347.874	9.51	88,898
	43,005,797.874		$ 627,059,940
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	330,143.723	$ 19.79	$ 6,533,544
Band 7	615.815	19.70	12,132
Band 10	237,256.726	19.33	4,586,173
Band 11	4,512.710	19.24	86,825
Band 12	59,866.240	19.15	1,146,438
Band 13	346.393	13.03	4,514
Band 14	62,612.020	14.86	930,415
Band 15	207,875.189	14.80	3,076,553
Band 17	112,929.704	14.63	1,652,162
Band 20	471,606.557	18.97	8,946,376
Band 46	208,049.858	12.66	2,633,911
	1,695,814.935		$ 29,609,043

157

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	38,704.065	$ 11.57	$ 447,806
Band 3	1,509.430	11.34	17,117
Band 4	298,670.611	11.40	3,404,845
Band 5	32,500.091	11.37	369,526
Band 6	5,332,275.034	11.31	60,308,031
Band 7	1,455,775.018	11.27	16,406,584
Band 8	2,799,708.133	11.21	31,384,728
Band 9	577,972.682	11.18	6,461,735
Band 10	7,981,689.719	11.14	88,916,023
Band 11	1,622,710.703	11.11	18,028,316
Band 12	280,114.568	11.08	3,103,669
Band 13	2,453,411.793	11.05	27,110,200
Band 14	3,852,676.918	10.98	42,302,393
Band 15	3,219,718.727	10.95	35,255,920
Band 16	430,244.762	10.89	4,685,365
Band 17	3,037,543.523	10.86	32,987,723
Band 18	25,857.275	10.83	280,034
Band 19	86,239.012	10.76	927,932
Band 20	844,774.179	11.02	9,309,411
Band 21	424,823.006	10.92	4,639,067
Band 26	516,177.709	11.60	5,987,661
Band 27	173,782.096	11.40	1,981,116
Band 28	77,095.075	11.30	871,174
Band 29	76,729.387	11.27	864,740
Band 30	13,250.889	11.08	146,820
Band 31	8,733.766	10.98	95,897
Band 34	99.748	10.58	1,055
Band 38	359,769.861	11.63	4,184,123
Band 41	54,378.737	11.08	602,516
Band 42	9,288.595	10.96	101,803
Band 43	159,865.637	10.86	1,736,141
Band 45	15,269.726	10.55	161,096
Band 46	3,488,970.381	10.80	37,680,880
Band 47	489,208.184	10.70	5,234,528
Band 50	2,772.701	11.14	30,888
Band 51	19,049.168	10.95	208,588
Band 55	10,958.596	11.30	123,832
Band 56	932,258.115	10.54	9,826,001
Band 57	4,817.201	10.31	49,665
Band 59	6,380.969	10.08	64,320
Band 60	2,775.003	10.35	28,721
	41,218,550.793		$ 456,327,990

158

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	193,021.151	$ 11.21	$ 2,163,767
Band 10	168,508.984	11.05	1,862,024
Band 12	27,686.705	10.99	304,277
Band 14	12,148.192	10.90	132,415
Band 15	63,222.432	10.86	686,596
Band 17	42,702.983	10.77	459,911
Band 20	211,753.946	10.93	2,314,471
Band 46	101,391.925	10.71	1,085,908
	820,436.318		$ 9,009,369
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 2	16,015.002	$ 9.97	$ 159,670
Band 3	356.664	9.81	3,499
Band 4	125,063.941	9.86	1,233,130
Band 5	20,672.680	9.83	203,212
Band 6	3,129,465.553	9.79	30,637,468
Band 7	435,094.409	9.76	4,246,521
Band 8	1,265,714.317	9.72	12,302,743
Band 9	327,333.969	9.70	3,175,139
Band 10	4,121,111.593	9.67	39,851,149
Band 11	517,167.851	9.65	4,990,670
Band 12	118,136.302	9.63	1,137,653
Band 13	1,078,900.560	9.60	10,357,445
Band 14	1,336,419.369	9.56	12,776,169
Band 15	1,560,289.319	9.54	14,885,160
Band 16	139,255.368	9.49	1,321,533
Band 17	1,029,026.723	9.47	9,744,883
Band 18	2,823.209	9.44	26,651
Band 19	22,664.382	9.40	213,045
Band 20	336,153.687	9.58	3,220,352
Band 21	186,762.883	9.51	1,776,115
Band 26	164,540.179	10.00	1,645,402
Band 27	51,173.353	9.86	504,569
Band 28	62,952.727	9.79	616,307
Band 29	99,922.010	9.76	975,239
Band 30	6,981.345	9.63	67,230
Band 34	27.910	9.27	259
Band 38	277,198.041	9.98	2,766,436
Band 41	9,156.288	9.63	88,175
Band 42	10,800.956	9.54	103,041
Band 43	50,033.036	9.47	473,813
Band 46	1,373,669.614	9.42	12,939,968
Band 47	160,606.522	9.35	1,501,671
Band 50	3,822.114	9.61	36,731
Band 51	7,470.960	9.47	70,750
Band 55	31,431.044	9.72	305,510
Band 56	421,895.388	8.72	3,678,928

159

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Mutual Shares Portfolio - Service Class
(continued)
Band 57	12,250.905	$ 8.53	$ 104,500
Band 59	1,821.817	8.34	15,194
Band 60	4,025.853	8.56	34,461
	18,518,207.843		$ 178,190,391
ING Franklin Templeton Founding Strategy Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,347.822	$ 8.48	$ 11,430
Band 4	691,364.518	8.38	5,793,635
Band 5	18,982.249	8.36	158,692
Band 6	15,200,030.002	8.32	126,464,250
Band 7	972,146.939	8.30	8,068,820
Band 8	5,275,013.781	8.26	43,571,614
Band 9	430,272.993	8.24	3,545,449
Band 10	25,269,581.161	8.22	207,715,957
Band 11	2,265,852.263	8.20	18,579,989
Band 12	100,360.667	8.18	820,950
Band 13	3,439,172.892	8.16	28,063,651
Band 14	6,194,693.672	8.13	50,362,860
Band 15	8,466,762.861	8.11	68,665,447
Band 16	719,654.558	8.07	5,807,612
Band 17	4,789,594.729	8.05	38,556,238
Band 18	5,985.565	8.03	48,064
Band 19	12,164.071	7.99	97,191
Band 20	1,059,181.998	8.14	8,621,741
Band 21	352,467.179	8.09	2,851,459
Band 26	72,451.478	8.50	615,838
Band 27	78,884.578	8.38	661,053
Band 28	26,331.425	8.32	219,077
Band 29	23,989.067	8.30	199,109
Band 30	778.902	8.18	6,371
Band 35	40,453.754	9.49	383,906
Band 36	2,673.281	9.41	25,156
Band 38	3,649,352.344	8.48	30,946,508
Band 39	9,146.034	9.33	85,332
Band 40	31,705.680	9.27	293,912
Band 41	89.999	8.19	737
Band 42	1,209.793	8.11	9,811
Band 43	46,234.286	8.05	372,186
Band 45	13,115.417	7.86	103,087
Band 46	6,811,239.097	8.01	54,558,025
Band 47	562,265.411	7.95	4,470,010
Band 50	109,413.299	8.17	893,907
Band 51	28,228.248	8.05	227,237
Band 52	3,078.392	8.30	25,551
Band 53	4,162.745	8.21	34,176
Band 54	2,601.698	8.09	21,048
Band 55	258,426.573	8.26	2,134,603

160

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio - Service
Class (continued)
Band 56	3,585,554.937	$ 9.06	$ 32,485,128
Band 57	141,323.702	8.86	1,252,128
Band 60	15,438.681	8.90	137,404
	90,782,778.741		$ 747,966,349
ING Global Resources Portfolio - Adviser Class
Contracts in accumulation period:
Band 4	55,591.423	$ 8.87	$ 493,096
Band 5	350.397	8.87	3,108
Band 6	1,282,948.398	8.86	11,366,923
Band 7	346,104.150	8.85	3,063,022
Band 8	673,859.040	8.85	5,963,653
Band 9	49,514.525	8.84	437,708
Band 10	2,030,065.724	8.84	17,945,781
Band 11	356,593.596	8.83	3,148,721
Band 12	41,461.469	8.83	366,105
Band 13	738,508.325	8.82	6,513,643
Band 14	1,013,356.130	8.82	8,937,801
Band 15	1,097,888.851	8.81	9,672,401
Band 16	72,343.934	8.80	636,627
Band 17	811,636.457	8.80	7,142,401
Band 18	281.251	8.79	2,472
Band 19	171,637.055	8.79	1,508,690
Band 20	273,084.685	8.82	2,408,607
Band 21	55,722.319	8.81	490,914
Band 26	40,754.965	8.90	362,719
Band 27	3,241.849	8.87	28,755
Band 28	2,358.833	8.86	20,899
Band 29	8,652.334	8.85	76,573
Band 30	7,111.652	8.83	62,796
Band 31	663.422	8.82	5,851
Band 38	8,902.438	8.89	79,143
Band 41	12,156.467	8.83	107,342
Band 42	12,786.743	8.81	112,651
Band 43	20,313.139	8.80	178,756
Band 46	527,554.819	8.79	4,637,207
Band 47	186,328.349	8.78	1,635,963
Band 50	4,086.241	8.82	36,041
Band 55	6,585.052	8.85	58,278
Band 56	45,101.831	8.88	400,504
Band 57	5,688.838	8.83	50,232
	9,963,234.701		$ 87,955,383

161

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Currently payable annuity contracts:	334.259	$ 43.90	$ 14,674
Contracts in accumulation period:
Band 1	5,916.970	45.97	272,003
Band 2	44,443.701	43.90	1,951,078
Band 3	1,113.510	40.47	45,064
Band 4	40,916.381	41.49	1,697,621
Band 5	22,269.202	40.96	912,147
Band 6	1,732,824.465	40.07	69,434,276
Band 7	774,668.874	39.56	30,645,901
Band 8	1,218,902.620	38.70	47,171,531
Band 9	118,051.811	38.20	4,509,579
Band 10	2,069,619.588	37.76	78,148,836
Band 11	554,538.174	37.32	20,695,365
Band 12	123,084.361	36.89	4,540,582
Band 13	844,498.816	36.46	30,790,427
Band 14	1,281,052.576	35.62	45,631,093
Band 15	1,073,347.202	35.21	37,792,555
Band 16	122,111.827	34.39	4,199,426
Band 17	1,511,688.286	33.99	51,382,285
Band 18	21,861.228	33.60	734,537
Band 19	46,868.953	32.82	1,538,239
Band 20	417,455.142	36.04	15,045,083
Band 21	65,462.982	34.80	2,278,112
Band 25	8,796.479	44.93	395,226
Band 26	82,785.188	18.39	1,522,420
Band 27	43,991.372	18.02	792,725
Band 28	24,921.363	17.84	444,597
Band 29	54,834.318	17.78	974,954
Band 30	488.366	17.42	8,507
Band 31	3,727.471	17.24	64,262
Band 34	22.821	16.50	377
Band 38	102,487.816	13.08	1,340,541
Band 41	31,276.123	17.43	545,143
Band 42	9,461.392	17.19	162,641
Band 43	51,477.983	17.02	876,155
Band 45	5,089.071	16.43	83,613
Band 46	1,477,903.040	17.73	26,203,221
Band 47	220,304.091	17.54	3,864,134
Band 50	10,612.778	12.54	133,084
Band 51	4,345.457	12.33	53,579
Band 52	2,916.376	12.78	37,271
Band 54	6,781.694	12.40	84,093
Band 55	20,963.205	12.71	266,442
Band 56	430,843.701	8.79	3,787,116
Band 57	29,640.250	8.60	254,906
Band 59	2,853.275	8.41	23,996
Band 60	3,132.745	8.63	27,036
	14,720,687.303		$ 491,376,453

162

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	208,067.947	$ 27.67	$ 5,757,240
Band 7	23.151	27.54	638
Band 10	134,932.878	27.02	3,645,886
Band 11	1,734.201	26.90	46,650
Band 12	30,339.769	26.77	812,196
Band 13	1,082.472	18.06	19,549
Band 14	80,610.946	18.26	1,471,956
Band 15	125,813.962	18.19	2,288,556
Band 17	63,975.469	17.97	1,149,639
Band 20	279,115.180	26.52	7,402,135
Band 46	125,815.721	17.55	2,208,066
	1,051,511.696		$ 24,802,511
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class
Currently payable annuity contracts:	700.976	$ 30.44	$ 21,338
Contracts in accumulation period:
Band 1	2,300.003	31.58	72,634
Band 2	214,747.506	30.44	6,536,914
Band 3	5,665.783	28.54	161,701
Band 4	87,579.258	29.11	2,549,432
Band 5	61,607.046	28.81	1,774,899
Band 6	1,747,429.239	28.32	49,487,196
Band 7	892,019.587	28.02	24,994,389
Band 8	1,976,047.343	27.55	54,440,104
Band 9	163,462.108	27.26	4,455,977
Band 10	1,424,895.325	27.00	38,472,174
Band 11	2,249,648.422	26.76	60,200,592
Band 12	281,912.236	26.51	7,473,493
Band 13	1,022,651.157	26.26	26,854,819
Band 14	1,699,609.904	25.78	43,815,943
Band 15	490,438.016	25.54	12,525,787
Band 16	46,560.029	25.07	1,167,260
Band 17	661,759.395	24.84	16,438,103
Band 18	22,781.400	24.61	560,650
Band 19	60,620.346	24.16	1,464,588
Band 20	378,441.426	26.02	9,847,046
Band 21	71,759.432	25.31	1,816,231
Band 24	48.640	33.37	1,623
Band 25	14,821.755	31.01	459,623
Band 26	112,871.434	11.58	1,307,051
Band 27	50,375.541	11.35	571,762
Band 28	32,383.248	11.23	363,664
Band 29	33,054.096	11.20	370,206
Band 30	2,706.201	10.97	29,687
Band 31	1,193.564	10.86	12,962
Band 38	51,300.779	10.28	527,372
Band 41	6,097.155	10.98	66,947
Band 42	3,040.713	10.83	32,931

163

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class (continued)
Band 43	31,112.102	$ 10.72	$ 333,522
Band 45	1,817.834	10.35	18,815
Band 46	1,068,204.956	10.57	11,290,926
Band 47	156,097.045	10.46	1,632,775
Band 50	564.922	9.87	5,576
Band 51	1,861.565	9.70	18,057
Band 55	5,834.181	10.01	58,400
Band 56	151,563.945	9.06	1,373,169
Band 57	2,231.418	8.86	19,770
Band 60	70.118	8.90	624
	15,289,887.149		$ 383,626,732
ING Invesco Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	440,585.961	$ 15.03	$ 6,622,007
Band 7	7,011.069	14.96	104,886
Band 8	799.745	14.82	11,852
Band 10	311,599.269	14.68	4,574,277
Band 11	10,548.768	14.61	154,118
Band 12	203,852.206	14.54	2,964,011
Band 13	11,059.964	10.76	119,005
Band 14	59,463.747	11.55	686,806
Band 15	317,217.275	11.51	3,651,171
Band 17	208,108.626	11.37	2,366,195
Band 20	1,348,143.740	14.40	19,413,270
Band 46	370,212.729	10.46	3,872,425
	3,288,603.099		$ 44,540,023
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
Currently payable annuity contracts:	113.588	$ 20.90	$ 2,374
Contracts in accumulation period:
Band 1	5,135.800	21.49	110,368
Band 2	109,774.083	20.90	2,294,278
Band 3	2,625.526	19.89	52,222
Band 4	113,266.895	20.18	2,285,726
Band 5	59,214.271	20.04	1,186,654
Band 6	3,601,771.070	19.76	71,170,996
Band 7	1,355,401.888	19.62	26,592,985
Band 8	2,514,897.578	19.35	48,663,268
Band 9	202,005.669	19.21	3,880,529
Band 10	4,231,276.318	19.08	80,732,752
Band 11	965,703.749	18.94	18,290,429
Band 12	180,429.745	18.81	3,393,884
Band 13	1,616,591.493	18.68	30,197,929
Band 14	2,382,690.250	18.41	43,865,328
Band 15	2,027,388.701	18.29	37,080,939
Band 16	146,619.854	18.03	2,643,556
Band 17	2,617,081.365	17.90	46,845,756

164

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class (continued)
Band 18	35,733.305	$ 17.78	$ 635,338
Band 19	83,707.093	17.53	1,467,385
Band 20	757,491.359	18.55	14,051,465
Band 21	93,923.226	18.16	1,705,646
Band 25	10,653.076	21.19	225,739
Band 26	113,487.567	20.10	2,281,100
Band 27	33,767.787	19.70	665,225
Band 28	32,678.757	19.50	637,236
Band 29	53,525.133	19.43	1,039,993
Band 30	9,693.957	19.04	184,573
Band 31	6,951.705	18.84	130,970
Band 35	101,176.421	8.67	877,200
Band 36	28,933.312	8.61	249,116
Band 37	9,928.404	8.56	84,987
Band 38	747,611.698	14.39	10,758,132
Band 39	374,519.495	8.53	3,194,651
Band 40	68,740.116	8.48	582,916
Band 41	19,646.688	19.05	374,269
Band 42	11,030.963	18.79	207,272
Band 43	42,309.415	18.60	786,955
Band 45	2,709.193	17.96	48,657
Band 46	1,493,383.068	18.98	28,344,411
Band 47	139,259.458	18.77	2,613,900
Band 50	6,456.455	13.84	89,357
Band 51	1,883.001	13.61	25,628
Band 52	646.286	14.11	9,119
Band 53	724.526	13.91	10,078
Band 54	2,586.249	13.68	35,380
Band 55	4,365.502	14.03	61,248
Band 56	550,187.105	8.08	4,445,512
Band 57	12,483.028	7.91	98,741
Band 59	1,663.805	7.73	12,861
Band 60	1,712.390	7.94	13,596
	26,985,557.386		$ 495,238,629
ING JPMorgan Emerging Markets Equity Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	209,191.819	$ 30.35	$ 6,348,972
Band 7	503.027	30.20	15,191
Band 8	265.646	29.92	7,948
Band 10	123,292.999	29.64	3,654,404
Band 11	4,886.032	29.50	144,138
Band 12	28,290.147	29.36	830,599
Band 13	5,687.496	19.32	109,882
Band 14	54,675.204	20.04	1,095,691
Band 15	203,557.322	19.96	4,063,004
Band 17	39,119.825	19.72	771,443
Band 20	205,142.770	29.08	5,965,552
Band 46	131,736.277	18.77	2,472,690
	1,006,348.564		$ 25,479,514

165

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	5,175.768	$ 16.10	$ 83,330
Band 4	82,902.966	15.71	1,302,406
Band 5	24,725.765	15.64	386,711
Band 6	1,899,433.483	15.49	29,422,225
Band 7	1,125,310.409	15.41	17,341,033
Band 8	1,344,449.235	15.26	20,516,295
Band 9	132,827.777	15.18	2,016,326
Band 10	2,752,075.385	15.11	41,583,859
Band 11	437,975.161	15.04	6,587,146
Band 12	170,175.416	14.96	2,545,824
Band 13	1,128,312.477	14.89	16,800,573
Band 14	1,505,821.383	14.74	22,195,807
Band 15	913,589.564	14.67	13,402,359
Band 16	76,852.758	14.53	1,116,671
Band 17	1,106,716.003	14.46	16,003,113
Band 18	23,525.045	14.38	338,290
Band 19	83,087.104	14.24	1,183,160
Band 20	439,796.856	14.82	6,517,789
Band 21	92,609.644	14.60	1,352,101
Band 25	6,758.139	16.26	109,887
Band 26	95,305.998	16.18	1,542,051
Band 27	42,160.052	15.71	662,334
Band 28	37,858.128	15.48	586,044
Band 29	11,437.476	15.41	176,252
Band 30	3,731.924	14.96	55,830
Band 31	1,522.402	14.74	22,440
Band 38	78,667.979	11.67	918,055
Band 41	10,932.760	15.98	174,706
Band 42	16,153.111	15.71	253,765
Band 43	65,090.463	15.51	1,009,553
Band 44	212.135	13.23	2,807
Band 45	1,349.465	12.90	17,408
Band 46	1,272,973.874	11.61	14,779,227
Band 47	102,204.064	11.48	1,173,303
Band 50	3,677.534	11.21	41,225
Band 51	4,517.474	11.03	49,828
Band 52	2,957.816	11.43	33,808
Band 54	351.494	11.09	3,898
Band 55	19,296.594	11.37	219,402
Band 56	120,691.584	11.55	1,393,988
Band 57	1,026.069	11.30	11,595
	15,244,238.734		$ 223,932,424

166

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	330,057.806	$ 18.46	$ 6,092,867
Band 7	291.155	18.38	5,351
Band 10	263,580.889	18.03	4,752,363
Band 11	17,536.943	17.95	314,788
Band 12	82,266.178	17.86	1,469,274
Band 13	4,681.228	11.81	55,285
Band 14	73,343.974	13.71	1,005,546
Band 15	271,666.678	13.65	3,708,250
Band 17	162,170.674	13.49	2,187,682
Band 20	538,079.705	17.69	9,518,630
Band 46	259,528.719	11.48	2,979,390
	2,003,203.949		$ 32,089,426
ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,303.282	$ 14.48	$ 62,312
Band 4	43,272.120	14.20	614,464
Band 5	22,683.376	14.15	320,970
Band 6	2,130,653.452	14.04	29,914,374
Band 7	1,126,810.730	13.98	15,752,814
Band 8	993,020.038	13.88	13,783,118
Band 9	61,615.216	13.82	851,522
Band 10	2,724,627.373	13.77	37,518,119
Band 11	645,862.991	13.71	8,854,782
Band 12	103,157.744	13.66	1,409,135
Band 13	947,949.933	13.61	12,901,599
Band 14	1,623,161.399	13.50	21,912,679
Band 15	1,038,029.392	13.45	13,961,495
Band 16	83,180.120	13.35	1,110,455
Band 17	1,540,422.434	13.29	20,472,214
Band 18	3,869.609	13.24	51,234
Band 19	83,478.016	13.14	1,096,901
Band 20	913,633.717	13.56	12,388,873
Band 21	68,432.470	13.40	916,995
Band 26	93,343.516	14.54	1,357,215
Band 27	56,882.754	14.20	807,735
Band 28	27,517.202	14.04	386,342
Band 29	9,996.253	13.98	139,748
Band 30	2,712.794	13.66	37,057
Band 31	795.570	13.50	10,740
Band 35	14,772.814	15.41	227,649
Band 36	8,466.551	15.20	128,692
Band 37	4,517.609	15.05	67,990
Band 38	191,819.165	15.15	2,906,060
Band 39	22,643.804	14.95	338,525
Band 40	32,085.044	14.80	474,859
Band 41	6,527.737	13.67	89,234
Band 42	1,490.210	13.46	20,058

167

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Growth Portfolio - Service Class (continued)
Band 43	25,793.500	$ 13.30	$ 343,054
Band 46	1,048,579.120	12.72	13,337,926
Band 47	132,179.120	12.59	1,664,135
Band 52	3,322.456	13.80	45,850
Band 56	100,323.493	13.62	1,366,406
Band 57	7,472.657	13.38	99,984
Band 60	2,076.822	13.42	27,871
	15,951,481.603		$ 217,771,185
ING Large Cap Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	11,643.883	$ 13.87	$ 161,501
Band 10	4,130.924	13.61	56,222
Band 15	13,113.696	13.29	174,281
Band 17	8,118.393	13.14	106,676
Band 20	8,947.507	13.40	119,897
Band 46	13,154.438	12.59	165,614
	59,108.841		$ 784,191
ING Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,598.667	$ 10.09	$ 36,311
Band 3	941.825	10.06	9,475
Band 4	31,802.852	10.07	320,255
Band 5	47,956.027	10.06	482,438
Band 6	569,147.045	10.05	5,719,928
Band 7	698,403.185	10.05	7,018,952
Band 8	302,099.582	10.04	3,033,080
Band 9	126,840.302	10.03	1,272,208
Band 10	793,834.033	10.03	7,962,155
Band 11	454,491.687	10.02	4,554,007
Band 12	176,267.500	10.02	1,766,200
Band 13	592,607.279	10.01	5,931,999
Band 14	1,146,571.594	10.00	11,465,716
Band 15	195,175.621	10.00	1,951,756
Band 16	27,527.859	9.99	275,003
Band 17	438,205.297	9.99	4,377,671
Band 18	18,640.990	9.98	186,037
Band 19	81,094.803	9.97	808,515
Band 20	327,575.246	10.01	3,279,028
Band 21	115,964.465	10.00	1,159,645
Band 25	6,269.349	10.10	63,320
Band 26	27,518.494	10.10	277,937
Band 27	8,759.219	10.07	88,205
Band 28	7,506.857	10.05	75,444
Band 29	10,045.381	10.05	100,956
Band 30	3,590.586	10.02	35,978
Band 31	142.608	10.00	1,426
Band 38	8,771.866	10.09	88,508
Band 41	10,354.075	10.02	103,748

168

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Value Portfolio - Service Class (continued)
Band 42	3,600.592	$ 10.00	$ 36,006
Band 43	10,313.227	9.99	103,029
Band 44	188.072	9.95	1,871
Band 46	114,930.742	9.98	1,147,009
Band 47	64,676.332	9.96	644,176
Band 55	1,700.027	10.04	17,068
Band 56	31,775.224	10.08	320,294
Band 57	1,064.846	10.02	10,670
Band 60	2,933.710	10.03	29,425
	6,462,887.066		$ 64,755,449
ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts:	517.642	$ 25.23	$ 13,060
Contracts in accumulation period:
Band 1	3,721.768	26.42	98,329
Band 2	159,404.909	25.23	4,021,786
Band 3	858.265	23.26	19,963
Band 4	43,767.499	23.86	1,044,293
Band 5	32,416.683	23.52	762,440
Band 6	463,361.395	23.05	10,680,480
Band 7	452,611.446	22.71	10,278,806
Band 8	308,130.402	22.26	6,858,983
Band 9	70,897.368	21.93	1,554,779
Band 10	148,474.939	21.68	3,218,937
Band 11	541,365.080	21.47	11,623,108
Band 12	122,106.361	21.18	2,586,213
Band 13	424,985.081	20.94	8,899,188
Band 14	430,747.227	20.45	8,808,781
Band 16	5,511.648	19.78	109,020
Band 17	65,463.193	19.55	1,279,805
Band 18	8,670.526	19.33	167,601
Band 19	21,034.408	18.88	397,130
Band 20	103,048.049	20.73	2,136,186
Band 21	29,769.860	20.02	595,993
Band 24	166.849	28.34	4,729
Band 25	12,540.962	25.85	324,184
Band 49	28,743.792	10.46	300,660
	3,478,315.352		$ 75,784,454

169

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts:	390.633	$ 18.05	$ 7,051
Contracts in accumulation period:
Band 1	15,826.116	18.90	299,114
Band 2	147,730.273	18.22	2,691,646
Band 3	13,681.903	16.64	227,667
Band 4	495,766.691	17.06	8,457,780
Band 5	117,754.650	16.78	1,975,923
Band 6	7,655,564.266	16.47	126,087,143
Band 7	4,121,705.337	16.21	66,812,844
Band 8	6,569,785.570	15.91	104,525,288
Band 9	799,160.951	15.65	12,506,869
Band 10	8,416,484.500	15.47	130,203,015
Band 11	4,162,837.891	15.34	63,857,933
Band 12	598,839.708	15.12	9,054,456
Band 13	5,753,834.400	14.94	85,962,286
Band 14	6,483,920.662	14.60	94,665,242
Band 15	4,195,103.428	14.47	60,703,147
Band 16	326,126.046	14.14	4,611,422
Band 17	4,496,701.544	13.98	62,863,888
Band 18	29,746.844	13.81	410,804
Band 19	143,581.130	13.49	1,936,909
Band 20	1,459,796.673	14.82	21,634,187
Band 21	351,542.724	14.31	5,030,576
Band 23	2,322.626	9.76	22,669
Band 25	31,029.164	18.47	573,109
Band 26	973,774.584	18.25	17,771,386
Band 27	464,341.120	17.03	7,907,729
Band 28	301,900.630	16.44	4,963,246
Band 29	375,020.242	16.25	6,094,079
Band 30	63,571.394	15.16	963,742
Band 31	25,963.798	14.63	379,850
Band 35	81,828.381	19.12	1,564,559
Band 36	13,721.626	18.26	250,557
Band 37	1,798.039	17.64	31,717
Band 38	2,007,620.741	10.79	21,662,228
Band 39	129,187.861	10.61	1,370,683
Band 40	300,889.830	10.48	3,153,325
Band 41	365,772.062	10.14	3,708,929
Band 42	53,119.577	9.97	529,602
Band 43	268,088.997	9.84	2,637,996
Band 46	3,219,670.057	9.93	31,971,324
Band 47	653,046.668	9.83	6,419,449
Band 49	574,436.035	10.07	5,784,571
Band 50	20,145.935	10.02	201,862
Band 51	54,397.306	9.85	535,813
Band 52	4,276.469	10.21	43,663
Band 55	39,402.298	10.16	400,327
Band 56	953,252.323	9.81	9,351,405

170

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service Class (continued)
Band 57	142,033.850	$ 9.60	$ 1,363,525
Band 59	8,284.414	9.39	77,791
Band 60	11,709.037	9.63	112,758
Band 64	5,534.157	9.45	52,298
	67,502,021.161		$ 994,425,382
ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	474,480.149	$ 10.29	$ 4,882,401
Band 7	67.663	10.24	693
Band 8	577.270	10.14	5,854
Band 10	219,317.272	10.05	2,204,139
Band 11	5,366.012	10.00	53,660
Band 12	92,504.092	9.95	920,416
Band 13	6,262.580	10.16	63,628
Band 14	28,297.803	10.00	282,978
Band 15	283,684.210	9.96	2,825,495
Band 17	43,021.518	9.84	423,332
Band 20	673,976.844	9.86	6,645,412
Band 46	103,784.645	9.87	1,024,354
	1,931,340.058		$ 19,332,362
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,539.263	$ 18.01	$ 63,742
Band 2	96,275.988	17.44	1,679,053
Band 3	3,206.644	16.50	52,910
Band 4	110,156.457	16.77	1,847,324
Band 5	85,661.694	16.63	1,424,554
Band 6	3,313,503.114	16.37	54,242,046
Band 7	2,006,517.945	16.24	32,585,851
Band 8	2,348,766.317	15.98	37,533,286
Band 9	595,998.936	15.86	9,452,543
Band 10	3,299,008.695	15.73	51,893,407
Band 11	3,175,640.844	15.60	49,539,997
Band 12	547,116.795	15.48	8,469,368
Band 13	2,280,608.727	15.36	35,030,150
Band 14	2,981,380.883	15.11	45,048,665
Band 15	1,040,101.452	14.99	15,591,121
Band 16	133,532.468	14.75	1,969,604
Band 17	1,601,800.923	14.63	23,434,348
Band 18	31,788.541	14.52	461,570
Band 19	140,025.146	14.29	2,000,959
Band 20	942,910.561	15.23	14,360,528
Band 21	181,417.675	14.87	2,697,681
Band 25	28,864.609	17.73	511,770
Band 26	119,730.412	12.45	1,490,644
Band 27	11,883.449	12.17	144,622
Band 28	8,091.374	12.02	97,258
Band 29	41,079.760	11.98	492,136

171

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class (continued)
Band 30	543.267	$ 11.70	$ 6,356
Band 31	829.913	11.56	9,594
Band 38	94,799.072	10.70	1,014,350
Band 41	7,021.147	11.71	82,218
Band 42	2,490.093	11.53	28,711
Band 43	49,414.126	11.39	562,827
Band 44	178.057	11.08	1,973
Band 45	3,760.812	10.85	40,805
Band 46	1,861,981.673	10.26	19,103,932
Band 47	216,642.637	10.15	2,198,923
Band 50	606.075	10.30	6,243
Band 52	369.066	10.50	3,875
Band 56	271,842.414	9.15	2,487,358
Band 57	14,053.358	8.96	125,918
	27,653,140.382		$ 417,788,220
ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	233,335.507	$ 15.03	$ 3,507,033
Band 7	4,194.937	14.96	62,756
Band 10	145,340.386	14.68	2,133,597
Band 11	4,234.589	14.61	61,867
Band 12	71,954.389	14.54	1,046,217
Band 13	4,942.128	10.45	51,645
Band 14	44,358.962	11.27	499,926
Band 15	158,524.037	11.22	1,778,640
Band 17	42,193.041	11.09	467,921
Band 20	352,927.988	14.40	5,082,163
Band 46	165,352.379	10.15	1,678,327
	1,227,358.343		$ 16,370,092
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,852.181	$ 29.85	$ 114,988
Band 2	45,308.527	28.83	1,306,245
Band 3	1,745.325	27.12	47,333
Band 4	156,628.930	27.61	4,324,525
Band 5	94,126.555	27.37	2,576,244
Band 6	3,226,359.164	26.90	86,789,062
Band 7	2,059,778.294	26.66	54,913,689
Band 8	2,081,280.228	26.20	54,529,542
Band 9	419,253.593	25.97	10,888,016
Band 10	2,551,462.386	25.75	65,700,156
Band 11	2,843,204.855	25.52	72,558,588
Band 12	690,797.711	25.30	17,477,182
Band 13	1,959,982.073	25.08	49,156,350
Band 14	2,847,179.458	24.64	70,154,502
Band 15	955,562.727	24.43	23,344,397
Band 16	136,029.075	24.00	3,264,698
Band 17	1,429,059.544	23.79	33,997,327

172

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class (continued)
Band 18	68,030.235	$ 23.58	$ 1,604,153
Band 19	144,723.889	23.17	3,353,253
Band 20	942,041.062	24.86	23,419,141
Band 21	246,922.834	24.21	5,978,002
Band 23	2,769.223	26.90	74,492
Band 24	243.728	31.45	7,665
Band 25	10,587.841	29.34	310,647
Band 26	233,761.350	29.08	6,797,780
Band 27	139,142.914	27.60	3,840,344
Band 28	66,582.536	26.89	1,790,404
Band 29	29,016.044	26.65	773,278
Band 30	12,444.727	25.29	314,727
Band 31	10,489.460	24.63	258,355
Band 34	510.371	22.02	11,238
Band 35	30,741.415	30.12	925,931
Band 36	5,235.788	29.09	152,309
Band 37	15,434.798	28.34	437,422
Band 38	225,137.007	13.70	3,084,377
Band 39	33,015.901	13.47	444,724
Band 40	9,772.750	13.30	129,978
Band 41	19,342.174	12.61	243,905
Band 42	54,649.203	12.39	677,104
Band 43	100,822.641	12.24	1,234,069
Band 44	2,060.125	11.15	22,970
Band 45	4,558.998	10.94	49,875
Band 46	1,714,266.054	10.58	18,136,935
Band 47	334,276.829	10.47	3,499,878
Band 49	75,442.241	9.62	725,754
Band 50	4,303.356	10.74	46,218
Band 55	442.598	10.89	4,820
Band 56	595,977.421	10.00	5,959,774
Band 57	29,165.313	9.79	285,528
Band 58	3,768.432	9.69	36,516
	26,667,289.884		$ 635,774,410
ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	296,157.268	$ 13.85	$ 4,101,778
Band 7	12,323.758	13.78	169,821
Band 8	3,671.964	13.65	50,122
Band 10	348,161.140	13.52	4,707,139
Band 11	11,707.825	13.46	157,587
Band 12	165,669.037	13.40	2,219,965
Band 13	15,610.966	10.78	168,286
Band 14	66,854.832	11.35	758,802
Band 15	356,057.990	11.30	4,023,455
Band 17	162,635.777	11.17	1,816,642
Band 20	715,891.238	13.27	9,499,877
Band 46	317,051.251	10.48	3,322,697
	2,471,793.046		$ 30,996,171

173

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,623.625	$ 17.94	$ 65,008
Band 4	113,327.440	17.64	1,999,096
Band 5	16,067.796	17.58	282,472
Band 6	3,840,253.839	17.46	67,050,832
Band 7	1,294,309.503	17.40	22,520,985
Band 8	2,669,154.556	17.28	46,122,991
Band 9	217,860.041	17.22	3,751,550
Band 10	3,841,707.894	17.17	65,962,125
Band 11	996,428.331	17.11	17,048,889
Band 12	185,600.757	17.05	3,164,493
Band 13	1,691,492.673	16.99	28,738,461
Band 14	2,452,048.165	16.88	41,390,573
Band 15	2,710,113.590	16.82	45,584,111
Band 16	184,202.144	16.71	3,078,018
Band 17	2,969,223.093	16.65	49,437,564
Band 18	50,400.758	16.59	836,149
Band 19	199,527.769	16.48	3,288,218
Band 20	752,323.393	16.94	12,744,358
Band 21	134,093.564	16.76	2,247,408
Band 25	2,697.582	18.06	48,718
Band 26	183,192.669	18.00	3,297,468
Band 27	81,571.007	17.64	1,438,913
Band 28	31,047.518	17.46	542,090
Band 29	66,581.522	17.40	1,158,518
Band 30	12,306.554	17.05	209,827
Band 31	1,868.576	16.87	31,523
Band 35	42,014.995	10.35	434,855
Band 36	21,548.885	10.27	221,307
Band 37	1,244.214	10.21	12,703
Band 38	391,287.119	14.97	5,857,568
Band 39	159,031.270	10.17	1,617,348
Band 40	27,438.712	10.12	277,680
Band 41	41,390.317	17.06	706,119
Band 42	13,977.251	16.83	235,237
Band 43	60,049.011	16.66	1,000,417
Band 44	183.873	16.26	2,990
Band 45	1,484.608	16.09	23,887
Band 46	1,481,608.481	16.54	24,505,804
Band 47	219,116.809	16.37	3,586,942
Band 50	6,056.092	14.42	87,329
Band 51	5,197.017	14.18	73,694
Band 52	638.596	14.70	9,387
Band 54	1,457.075	14.26	20,778
Band 55	10,856.352	14.62	158,720
Band 56	312,980.196	9.71	3,039,038
Band 57	5,363.095	9.50	50,949
Band 59	410.339	9.29	3,812
Band 60	351.830	9.54	3,356
	27,504,710.496		$ 463,970,278

174

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Morgan Stanley Global Franchise Portfolio - Service
Class
Contracts in accumulation period:
Band 2	5,548.774	$ 19.53	$ 108,368
Band 3	706.838	18.87	13,338
Band 4	59,377.304	19.06	1,131,731
Band 5	34,486.340	18.96	653,861
Band 6	2,790,056.283	18.78	52,397,257
Band 7	900,512.734	18.69	16,830,583
Band 8	1,167,129.469	18.51	21,603,566
Band 9	96,489.228	18.42	1,777,332
Band 10	3,618,527.193	18.33	66,327,603
Band 11	495,196.456	18.24	9,032,383
Band 12	169,003.725	18.15	3,067,418
Band 13	1,031,821.413	18.06	18,634,695
Band 14	1,789,273.226	17.88	31,992,205
Band 15	1,432,949.021	17.79	25,492,163
Band 16	94,347.351	17.62	1,662,400
Band 17	1,576,434.209	17.53	27,634,892
Band 18	7,852.205	17.45	137,021
Band 19	120,803.947	17.27	2,086,284
Band 20	568,944.161	17.97	10,223,927
Band 21	118,479.544	17.71	2,098,273
Band 25	6,470.269	19.72	127,594
Band 26	123,662.656	15.36	1,899,458
Band 27	42,889.605	15.05	645,489
Band 28	10,376.972	14.90	154,617
Band 29	54,493.030	14.84	808,677
Band 30	3,478.884	14.54	50,583
Band 38	74,537.731	13.70	1,021,167
Band 41	15,098.399	14.55	219,682
Band 42	355.318	14.36	5,102
Band 43	42,250.385	14.21	600,378
Band 45	293.224	13.72	4,023
Band 46	1,808,040.575	14.81	26,777,081
Band 47	156,962.222	14.66	2,301,066
Band 50	2,074.713	13.12	27,220
Band 51	25,211.098	12.90	325,223
Band 52	842.269	13.38	11,270
Band 53	772.531	13.20	10,197
Band 55	8,596.410	13.31	114,418
Band 56	445,024.005	11.12	4,948,667
Band 57	7,120.649	10.88	77,473
Band 59	8,764.867	10.64	93,258
Band 60	2,602.366	10.92	28,418
	18,917,857.599		$ 333,156,361

175

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Morgan Stanley Global Franchise Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	558,636.208	$ 19.94	$ 11,139,206
Band 7	2,704.781	19.85	53,690
Band 8	417.874	19.66	8,215
Band 10	413,545.788	19.48	8,055,872
Band 11	9,763.044	19.38	189,208
Band 12	143,605.252	19.29	2,770,145
Band 13	8,544.384	15.09	128,935
Band 14	92,820.855	16.00	1,485,134
Band 15	619,308.434	15.94	9,871,776
Band 17	207,650.694	15.75	3,270,498
Band 20	840,455.923	19.11	16,061,113
Band 46	393,958.879	14.66	5,775,437
	3,291,412.116		$ 58,809,229
ING Oppenheimer Active Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 4	5,561.634	$ 11.34	$ 63,069
Band 6	1,104,621.683	11.28	12,460,133
Band 7	114,254.898	11.26	1,286,510
Band 8	227,533.519	11.23	2,555,201
Band 9	16,082.301	11.21	180,283
Band 10	1,842,019.652	11.19	20,612,200
Band 11	114,383.585	11.17	1,277,665
Band 12	24,031.779	11.15	267,954
Band 13	201,266.102	11.13	2,240,092
Band 14	140,576.744	11.09	1,558,996
Band 15	203,115.953	11.08	2,250,525
Band 16	12,964.715	11.04	143,130
Band 17	159,190.528	11.02	1,754,280
Band 19	508.682	10.96	5,575
Band 20	112,568.121	11.11	1,250,632
Band 21	8,688.561	11.06	96,095
Band 26	2,735.036	13.87	37,935
Band 27	3,473.389	13.76	47,794
Band 28	1,043.404	13.70	14,295
Band 29	819.210	13.68	11,207
Band 38	11,613.740	11.43	132,745
Band 41	1,831.396	13.57	24,852
Band 43	8,463.403	13.44	113,748
Band 46	153,887.403	10.98	1,689,684
Band 47	11,154.531	10.93	121,919
Band 55	3,420.909	11.23	38,417
Band 56	43,925.354	11.38	499,871
Band 57	2,669.364	11.17	29,817
	4,532,405.596		$ 50,764,624

176

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 2	13,222.680	$ 16.32	$ 215,794
Band 4	201,809.554	16.01	3,230,971
Band 5	119,285.592	15.95	1,902,605
Band 6	3,817,891.936	15.83	60,437,229
Band 7	2,491,019.984	15.77	39,283,385
Band 8	2,042,968.719	15.64	31,952,031
Band 9	422,853.763	15.58	6,588,062
Band 10	4,033,509.937	15.52	62,600,074
Band 11	2,219,344.457	15.46	34,311,065
Band 12	726,481.354	15.40	11,187,813
Band 13	2,405,079.046	15.34	36,893,913
Band 14	4,810,950.299	15.22	73,222,664
Band 15	1,686,590.587	15.16	25,568,713
Band 16	222,210.785	15.05	3,344,272
Band 17	2,379,886.281	14.99	35,674,495
Band 18	44,668.450	14.93	666,900
Band 19	248,699.220	14.81	3,683,235
Band 20	1,526,830.177	15.28	23,329,965
Band 21	277,292.995	15.10	4,187,124
Band 24	223.506	16.97	3,793
Band 25	16,300.765	16.45	268,148
Band 26	364,931.234	16.39	5,981,223
Band 27	145,304.142	16.01	2,326,319
Band 28	123,770.505	15.82	1,958,049
Band 29	116,926.955	15.76	1,842,769
Band 30	10,105.855	15.40	155,630
Band 31	3,763.230	15.22	57,276
Band 35	77,752.245	15.61	1,213,713
Band 36	23,220.981	15.40	357,603
Band 37	11,878.740	15.25	181,151
Band 38	304,543.710	15.35	4,674,746
Band 39	49,247.751	15.14	745,611
Band 40	28,281.100	14.99	423,934
Band 41	30,400.315	15.41	468,469
Band 42	19,607.715	15.17	297,449
Band 43	91,354.402	14.99	1,369,402
Band 44	1,397.331	14.58	20,373
Band 45	570.234	14.41	8,217
Band 46	1,467,834.172	13.84	20,314,825
Band 47	258,510.948	13.69	3,539,015
Band 51	452.452	13.63	6,167
Band 55	18,675.521	14.06	262,578
Band 56	100,476.677	13.24	1,330,311
Band 57	17,008.468	12.96	220,430
Band 60	2,885.328	13.01	37,538
Band 64	2,005.337	10.80	21,658
	32,978,025.435		$ 506,366,707

177

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,378.317	$ 21.13	$ 50,254
Band 2	64,107.364	20.40	1,307,790
Band 3	2,259.741	19.20	43,387
Band 4	645,456.849	19.54	12,612,227
Band 5	184,101.743	19.37	3,566,051
Band 6	20,027,467.019	19.04	381,322,972
Band 7	6,848,412.724	18.87	129,229,548
Band 8	10,751,967.824	18.54	199,341,483
Band 9	1,379,258.433	18.38	25,350,770
Band 10	36,121,780.078	18.22	658,138,833
Band 11	6,376,816.269	18.06	115,165,302
Band 12	1,411,066.813	17.91	25,272,207
Band 13	10,482,462.423	17.75	186,063,708
Band 14	12,197,495.062	17.44	212,724,314
Band 15	11,617,299.510	17.29	200,863,109
Band 16	1,148,979.823	16.99	19,521,167
Band 17	10,213,239.652	16.84	171,990,956
Band 18	173,219.150	16.69	2,891,028
Band 19	551,211.159	16.40	9,039,863
Band 20	3,397,061.036	17.59	59,754,304
Band 21	810,060.775	17.14	13,884,442
Band 25	47,973.594	20.77	996,412
Band 26	1,180,256.084	20.58	24,289,670
Band 27	445,273.319	19.53	8,696,188
Band 28	204,692.333	19.03	3,895,295
Band 29	400,065.910	18.86	7,545,243
Band 30	66,773.019	17.90	1,195,237
Band 31	13,273.989	17.43	231,366
Band 34	54.234	15.58	845
Band 35	70,589.878	21.31	1,504,270
Band 36	29,918.601	20.59	616,024
Band 37	3,782.825	20.06	75,883
Band 38	1,698,992.691	15.39	26,147,498
Band 39	121,378.465	15.13	1,836,456
Band 40	33,648.642	14.94	502,711
Band 41	191,670.210	14.48	2,775,385
Band 42	81,657.501	14.24	1,162,803
Band 43	640,563.293	14.06	9,006,320
Band 44	1,645.727	13.41	22,069
Band 45	6,917.579	13.22	91,450
Band 46	15,712,347.143	13.25	208,188,600
Band 47	2,127,253.222	13.11	27,888,290
Band 50	27,161.827	13.84	375,920
Band 51	9,740.353	13.61	132,566
Band 52	9,006.387	14.11	127,080
Band 53	1,316.111	13.92	18,320
Band 55	109,908.041	14.04	1,543,109

178

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service Class
(continued)
Band 56	4,715,154.381	$ 12.52	$ 59,033,733
Band 57	276,038.054	12.25	3,381,466
Band 58	3,023.561	12.12	36,646
Band 59	20,149.457	11.98	241,390
Band 60	20,596.982	12.29	253,137
Band 64	9,327.677	11.92	111,186
	162,686,252.854		$ 2,820,056,283
ING PIMCO Total Return Bond Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	879,036.840	$ 15.15	$ 13,317,408
Band 7	7,505.946	15.08	113,190
Band 8	1,577.513	14.94	23,568
Band 10	792,426.689	14.80	11,727,915
Band 11	17,762.747	14.73	261,645
Band 12	237,535.986	14.66	3,482,278
Band 13	5,004.783	13.48	67,464
Band 14	176,068.164	13.46	2,369,877
Band 15	432,127.059	13.40	5,790,503
Band 17	204,556.245	13.25	2,710,370
Band 20	1,323,948.300	14.52	19,223,729
Band 46	515,872.356	13.10	6,757,928
	4,593,422.628		$ 65,845,875
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	517.746	$ 11.40	$ 5,902
Band 3	328.580	11.13	3,657
Band 4	37,100.056	11.21	415,892
Band 5	28,908.304	11.17	322,906
Band 6	700,025.998	11.09	7,763,288
Band 7	329,596.566	11.06	3,645,338
Band 8	228,589.112	10.98	2,509,908
Band 9	18,880.417	10.94	206,552
Band 10	516,600.160	10.91	5,636,108
Band 11	221,155.147	10.87	2,403,956
Band 12	100,791.230	10.83	1,091,569
Band 13	211,730.139	10.80	2,286,686
Band 14	550,125.036	10.72	5,897,340
Band 15	215,052.461	10.69	2,298,911
Band 16	19,740.742	10.61	209,449
Band 17	344,690.925	10.58	3,646,830
Band 18	9,129.924	10.54	96,229
Band 19	34,717.337	10.47	363,491
Band 20	222,222.969	10.76	2,391,119
Band 21	37,989.890	10.65	404,592
Band 25	3,798.087	11.47	43,564
Band 26	28,145.172	11.43	321,699
Band 27	33,996.813	11.20	380,764
Band 28	12,228.808	11.09	135,617

179

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Service Class (continued)
Band 29	3,973.272	$ 11.05	$ 43,905
Band 31	512.103	10.72	5,490
Band 35	19,347.051	11.59	224,232
Band 36	2,273.060	11.43	25,981
Band 38	144,776.949	11.40	1,650,457
Band 39	23,610.472	11.24	265,382
Band 40	26,376.944	11.13	293,575
Band 41	6,668.610	10.84	72,288
Band 42	10,459.698	10.69	111,814
Band 43	14,057.630	10.58	148,730
Band 45	766.611	10.22	7,835
Band 46	202,623.359	10.51	2,129,572
Band 47	49,019.812	10.40	509,806
Band 50	512.694	9.66	4,953
Band 55	2,788.380	9.80	27,326
Band 56	42,802.392	9.06	387,790
	4,456,630.656		$ 48,390,503
ING Pioneer Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	2,053.089	$ 11.44	$ 23,487
Contracts in accumulation period:
Band 1	5,342.038	10.64	56,839
Band 2	464,875.222	11.44	5,318,173
Band 3	12,181.029	11.17	136,062
Band 4	143,707.485	11.25	1,616,709
Band 5	143,438.290	11.21	1,607,943
Band 6	5,724,050.427	11.13	63,708,681
Band 7	3,350,878.729	11.09	37,161,245
Band 8	2,997,265.843	11.02	33,029,870
Band 9	440,451.597	10.98	4,836,159
Band 10	5,051,320.516	10.94	55,261,446
Band 11	3,065,515.670	10.91	33,444,776
Band 12	759,846.978	10.87	8,259,537
Band 13	2,679,377.890	10.83	29,017,663
Band 14	5,401,694.640	10.76	58,122,234
Band 15	2,060,299.376	10.72	22,086,409
Band 16	162,242.862	10.65	1,727,886
Band 17	2,986,779.263	10.62	31,719,596
Band 18	60,592.463	10.58	641,068
Band 19	235,061.863	10.51	2,470,500
Band 20	2,840,483.270	10.80	30,677,219
Band 21	330,622.125	10.69	3,534,351
Band 25	26,697.796	11.51	307,292
Band 26	129,346.123	11.47	1,483,600
Band 27	28,433.561	11.24	319,593
Band 28	54,155.160	11.13	602,747
Band 29	41,392.930	11.09	459,048
Band 30	3,854.202	10.87	41,895
Band 31	171.499	10.76	1,845

180

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
(continued)
Band 35	54,970.525	$ 11.63	$ 639,307
Band 36	16,407.993	11.47	188,200
Band 37	9,402.173	11.36	106,809
Band 38	625,071.161	11.44	7,150,814
Band 39	236,685.621	11.28	2,669,814
Band 40	38,338.913	11.17	428,246
Band 41	20,250.870	10.88	220,329
Band 42	36,959.545	10.73	396,576
Band 43	69,847.981	10.62	741,786
Band 44	691.155	10.36	7,160
Band 45	348.777	10.26	3,578
Band 46	1,735,577.858	10.54	18,292,991
Band 47	211,620.032	10.44	2,209,313
Band 50	8,994.911	10.20	91,748
Band 51	3,098.780	10.03	31,081
Band 52	309.166	10.40	3,215
Band 54	1,283.624	10.09	12,952
Band 55	3,240.892	10.34	33,511
Band 56	107,615.239	9.42	1,013,736
Band 57	1,725.355	9.21	15,891
	42,384,572.507		$ 461,930,930
ING Retirement Conservative Portfolio - Adviser Class
Contracts in accumulation period:
Band 4	218,623.375	$ 9.20	$ 2,011,335
Band 5	35,280.751	9.19	324,230
Band 6	7,346,127.624	9.17	67,363,990
Band 7	2,424,076.091	9.16	22,204,537
Band 8	4,199,403.351	9.14	38,382,547
Band 9	964,147.970	9.13	8,802,671
Band 10	12,893,848.571	9.12	117,591,899
Band 11	2,754,471.616	9.11	25,093,236
Band 12	279,668.456	9.10	2,544,983
Band 13	4,807,901.289	9.09	43,703,823
Band 14	3,569,902.549	9.07	32,379,016
Band 15	5,987,264.179	9.06	54,244,613
Band 16	430,697.024	9.04	3,893,501
Band 17	4,076,582.694	9.03	36,811,542
Band 18	48,020.834	9.02	433,148
Band 19	218,770.830	9.00	1,968,937
Band 20	1,305,964.649	9.08	11,858,159
Band 21	385,443.410	9.05	3,488,263
Band 26	176,877.558	9.26	1,637,886
Band 27	26,811.754	9.20	246,668
Band 28	77,001.429	9.17	706,103
Band 29	83,899.046	9.16	768,515
Band 30	5,826.518	9.10	53,021
Band 31	7,028.945	9.07	63,753
Band 38	454,830.990	9.25	4,207,187

181

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Retirement Conservative Portfolio - Adviser Class
(continued)
Band 41	43,433.182	$ 9.10	$ 395,242
Band 42	60,093.339	9.06	544,446
Band 43	202,324.935	9.03	1,826,994
Band 46	4,321,680.374	9.01	38,938,340
Band 47	1,126,760.792	8.98	10,118,312
Band 51	8,965.828	9.03	80,961
Band 56	2,407,598.992	9.22	22,198,063
Band 57	22,109.795	9.11	201,420
	60,971,438.740		$ 555,087,341
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	13,138.022	$ 10.14	$ 133,220
Band 4	1,712,415.001	10.08	17,261,143
Band 5	76,647.149	10.07	771,837
Band 6	68,956,113.898	10.05	693,008,945
Band 7	10,424,292.764	10.04	104,659,899
Band 8	37,773,446.652	10.01	378,112,201
Band 9	4,201,719.798	10.00	42,017,198
Band 10	83,035,421.937	9.99	829,523,865
Band 11	9,339,027.945	9.98	93,203,499
Band 12	1,055,183.837	9.97	10,520,183
Band 13	23,660,153.441	9.96	235,655,128
Band 14	27,345,301.350	9.93	271,538,842
Band 15	38,938,265.114	9.92	386,267,590
Band 16	2,249,284.465	9.90	22,267,916
Band 17	38,443,712.725	9.89	380,208,319
Band 18	70,924.044	9.88	700,730
Band 19	839,651.067	9.86	8,278,960
Band 20	9,731,749.538	9.95	96,830,908
Band 21	2,154,055.082	9.91	21,346,686
Band 26	893,602.967	10.15	9,070,070
Band 27	372,229.079	10.08	3,752,069
Band 28	251,815.970	10.05	2,530,750
Band 29	281,908.031	10.03	2,827,538
Band 30	48,448.200	9.97	483,029
Band 31	32,437.658	9.93	322,106
Band 38	2,825,380.176	10.14	28,649,355
Band 41	690,195.482	9.97	6,881,249
Band 42	49,413.006	9.92	490,177
Band 43	1,673,168.192	9.89	16,547,633
Band 44	310.709	9.81	3,048
Band 45	5,290.827	9.78	51,744
Band 46	31,903,620.901	9.87	314,888,738
Band 47	3,444,258.040	9.83	33,857,057
Band 50	332,312.434	9.96	3,309,832
Band 51	119,257.357	9.89	1,179,455
Band 52	525.357	10.04	5,275
Band 53	3,565.739	9.98	35,586

182

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Retirement Growth Portfolio - Adviser Class (continued)
Band 55	242,545.858	$ 10.01	$ 2,427,884
Band 56	8,887,788.203	10.10	89,766,661
Band 57	196,085.865	9.98	1,956,937
Band 58	6,665.031	9.92	66,117
Band 59	88,697.554	9.86	874,558
Band 60	2,143.528	10.00	21,435
Band 62	20,801.791	9.88	205,522
Band 64	3,399.943	9.91	33,693
	412,396,371.727		$ 4,112,544,587
ING Retirement Moderate Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	22,061.541	$ 10.50	$ 231,646
Band 4	2,214,578.200	10.44	23,120,196
Band 5	104,423.804	10.43	1,089,140
Band 6	42,036,779.685	10.40	437,182,509
Band 7	7,416,904.982	10.39	77,061,643
Band 8	21,149,318.624	10.37	219,318,434
Band 9	5,025,261.155	10.36	52,061,706
Band 10	58,979,396.485	10.34	609,846,960
Band 11	8,955,848.068	10.33	92,513,911
Band 12	699,255.466	10.32	7,216,316
Band 13	12,280,940.023	10.31	126,616,492
Band 14	19,662,438.384	10.29	202,326,491
Band 15	24,435,172.446	10.28	251,193,573
Band 16	1,461,252.385	10.25	14,977,837
Band 17	21,738,891.438	10.24	222,606,248
Band 18	82,813.641	10.23	847,184
Band 19	600,064.763	10.21	6,126,661
Band 20	7,226,734.263	10.30	74,435,363
Band 21	2,509,942.310	10.26	25,752,008
Band 26	771,775.787	10.51	8,111,364
Band 27	459,948.975	10.44	4,801,867
Band 28	262,869.229	10.40	2,733,840
Band 29	343,917.526	10.39	3,573,303
Band 30	65,114.476	10.32	671,981
Band 31	8,113.691	10.29	83,490
Band 38	2,579,798.995	10.50	27,087,889
Band 41	277,230.978	10.32	2,861,024
Band 42	97,525.522	10.28	1,002,562
Band 43	1,294,569.938	10.24	13,256,396
Band 44	322.608	10.16	3,278
Band 45	12,833.258	10.13	130,001
Band 46	21,679,284.631	10.22	221,562,289
Band 47	2,026,044.294	10.18	20,625,131
Band 50	81,183.331	10.31	837,000
Band 51	49,954.659	10.24	511,536
Band 52	5,947.269	10.39	61,792
Band 53	6,322.924	10.33	65,316

183

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Retirement Moderate Growth Portfolio - Adviser Class
(continued)
Band 55	136,995.175	$ 10.37	$ 1,420,640
Band 56	9,904,727.978	10.46	103,603,455
Band 57	89,649.860	10.33	926,083
Band 58	28,642.523	10.28	294,445
Band 59	25,260.361	10.21	257,908
Band 60	11,491.181	10.36	119,049
Band 62	5,986.378	10.23	61,241
Band 64	24,173.758	10.27	248,264
	276,851,762.968		$ 2,859,435,462
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	32,070.628	$ 10.82	$ 347,004
Band 4	1,378,836.689	10.76	14,836,283
Band 5	48,031.182	10.75	516,335
Band 6	22,515,408.160	10.73	241,590,330
Band 7	5,638,395.622	10.71	60,387,217
Band 8	12,059,151.836	10.69	128,912,333
Band 9	3,183,150.585	10.68	33,996,048
Band 10	30,468,674.227	10.67	325,100,754
Band 11	5,331,195.248	10.65	56,777,229
Band 12	888,474.800	10.64	9,453,372
Band 13	7,634,659.285	10.63	81,156,428
Band 14	10,972,555.736	10.61	116,418,816
Band 15	11,686,641.338	10.59	123,761,532
Band 16	1,130,163.302	10.57	11,945,826
Band 17	11,688,265.725	10.56	123,428,086
Band 18	39,138.980	10.55	412,916
Band 19	499,085.483	10.52	5,250,379
Band 20	4,431,414.901	10.62	47,061,626
Band 21	1,544,138.668	10.58	16,336,987
Band 26	636,798.029	10.83	6,896,523
Band 27	484,999.497	10.76	5,218,595
Band 28	218,236.221	10.72	2,339,492
Band 29	150,578.957	10.71	1,612,701
Band 30	62,793.304	10.64	668,121
Band 31	10,266.179	10.61	108,924
Band 34	13,812.939	10.45	144,345
Band 38	1,739,307.064	10.82	18,819,302
Band 41	185,441.594	10.64	1,973,099
Band 42	39,557.471	10.60	419,309
Band 43	1,004,298.880	10.56	10,605,396
Band 45	427.132	10.44	4,459
Band 46	12,586,823.892	10.53	132,539,256
Band 47	1,402,626.421	10.50	14,727,577
Band 50	4,680.429	10.63	49,753
Band 51	71,992.611	10.56	760,242
Band 52	23,453.217	10.71	251,184
Band 53	16,040.719	10.65	170,834

184

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Retirement Moderate Portfolio - Adviser Class
(continued)
Band 55	46,222.197	$ 10.69	$ 494,115
Band 56	7,788,995.647	10.79	84,043,263
Band 57	81,658.319	10.65	869,661
Band 58	2,111.662	10.60	22,384
Band 59	16,546.255	10.52	174,067
Band 60	55,637.433	10.68	594,208
Band 64	52,446.255	10.58	554,881
	157,865,204.719		$ 1,681,751,192
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Currently payable annuity contracts:	5,074.914	$ 57.56	$ 292,112
Contracts in accumulation period:
Band 1	11,063.085	60.29	666,993
Band 2	178,696.479	57.56	10,285,769
Band 3	10,692.741	53.07	567,464
Band 4	176,320.221	54.41	9,593,583
Band 5	119,706.857	53.71	6,429,455
Band 6	7,077,205.548	52.55	371,907,152
Band 7	2,647,507.834	51.87	137,326,231
Band 8	3,524,504.371	50.75	178,868,597
Band 9	390,353.452	50.09	19,552,804
Band 10	8,380,631.046	49.51	414,925,043
Band 11	2,665,151.593	48.94	130,432,519
Band 12	730,032.977	48.38	35,318,995
Band 13	3,580,245.994	47.82	171,207,363
Band 14	4,136,336.125	46.71	193,208,260
Band 15	3,106,109.487	46.17	143,409,075
Band 16	380,199.648	45.11	17,150,806
Band 17	3,389,822.085	44.58	151,118,269
Band 18	99,043.898	44.06	4,363,874
Band 19	314,990.594	43.04	13,557,195
Band 20	1,658,943.483	47.26	78,401,669
Band 21	286,203.626	45.63	13,059,471
Band 25	25,009.996	58.92	1,473,589
Band 26	629,363.118	14.13	8,892,901
Band 27	257,989.394	13.85	3,573,153
Band 28	103,813.440	13.71	1,423,282
Band 29	317,570.150	13.66	4,338,008
Band 30	19,236.385	13.38	257,383
Band 31	4,017.831	13.25	53,236
Band 35	318,305.199	11.16	3,552,286
Band 36	65,141.949	11.08	721,773
Band 37	21,042.249	11.02	231,886
Band 38	3,553,892.179	12.60	44,779,041
Band 39	451,328.556	10.97	4,951,074
Band 40	108,134.703	10.91	1,179,750
Band 41	138,564.701	13.39	1,855,381
Band 42	29,166.296	13.21	385,287

185

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class (continued)
Band 43	342,912.190	$ 13.08	$ 4,485,291
Band 44	3,038.942	12.76	38,777
Band 45	52,655.460	12.63	665,038
Band 46	10,778,733.113	12.69	136,782,123
Band 47	1,453,926.843	12.55	18,246,782
Band 49	278,336.233	10.68	2,972,631
Band 50	14,042.912	12.09	169,779
Band 51	26,884.292	11.89	319,654
Band 52	41,774.072	12.33	515,074
Band 53	2,576.530	12.16	31,331
Band 54	2,214.695	11.95	26,466
Band 55	32,792.077	12.26	402,031
Band 56	2,069,695.472	11.19	23,159,892
Band 57	135,230.729	10.94	1,479,424
Band 58	6,175.165	10.83	66,877
Band 59	76,963.948	10.70	823,514
Band 60	87,762.682	10.99	964,512
Band 62	3,720.500	10.75	39,995
Band 64	32,211.798	10.65	343,056
	64,353,059.857		$ 2,370,842,976
ING T. Rowe Price Capital Appreciation Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	873,586.973	$ 18.55	$ 16,205,038
Band 7	605.240	18.47	11,179
Band 10	575,997.350	18.12	10,437,072
Band 11	10,086.472	18.04	181,960
Band 12	307,779.491	17.95	5,524,642
Band 13	3,983.362	12.92	51,465
Band 14	137,223.796	14.24	1,954,067
Band 15	592,103.800	14.18	8,396,032
Band 17	202,762.867	14.01	2,840,708
Band 20	1,096,493.518	17.78	19,495,655
Band 46	638,906.539	12.55	8,018,277
	4,439,529.408		$ 73,116,095
ING T. Rowe Price Equity Income Portfolio - Service Class
Currently payable annuity contracts:	3,415.703	$ 33.15	$ 113,231
Contracts in accumulation period:
Band 1	41,661.412	34.72	1,446,484
Band 2	444,996.379	33.15	14,751,630
Band 3	5,828.562	30.56	178,121
Band 4	136,499.059	31.33	4,276,516
Band 5	73,409.839	30.93	2,270,566
Band 6	2,820,630.680	30.26	85,352,284

186

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service Class
(continued)
Band 7	1,894,792.418	$ 29.87	$ 56,597,450
Band 8	1,582,039.721	29.23	46,243,021
Band 9	210,869.974	28.85	6,083,599
Band 10	2,896,142.833	28.51	82,569,032
Band 11	1,647,603.663	28.18	46,429,471
Band 12	469,128.375	27.86	13,069,917
Band 13	1,569,363.240	27.54	43,220,264
Band 14	2,868,133.877	26.90	77,152,801
Band 15	947,023.406	26.59	25,181,352
Band 16	105,843.829	25.97	2,748,764
Band 17	1,829,460.164	25.67	46,962,242
Band 18	50,248.699	25.37	1,274,809
Band 19	167,723.004	24.78	4,156,176
Band 20	1,049,862.102	27.22	28,577,246
Band 21	205,802.904	26.28	5,408,500
Band 24	42.499	37.21	1,581
Band 25	24,527.315	33.93	832,212
Band 26	251,736.011	12.26	3,086,283
Band 27	118,220.074	11.98	1,416,276
Band 28	65,747.872	11.84	778,455
Band 29	83,312.278	11.79	982,252
Band 30	17,170.336	11.52	197,802
Band 31	3,248.916	11.38	36,973
Band 35	20,907.010	11.50	240,431
Band 36	8,902.362	11.34	100,953
Band 37	53,467.687	11.23	600,442
Band 38	549,500.899	11.31	6,214,855
Band 39	79,553.468	11.15	887,021
Band 40	60,737.986	11.04	670,547
Band 41	19,803.095	11.53	228,330
Band 42	24,155.721	11.35	274,167
Band 43	86,745.328	11.22	973,283
Band 44	1,957.657	10.91	21,358
Band 45	1,767.448	10.69	18,894
Band 46	2,208,129.671	10.19	22,500,841
Band 47	305,386.349	10.08	3,078,294
Band 50	1,926.071	9.88	19,030
Band 51	3,661.843	9.72	35,593
Band 52	1,736.959	10.08	17,509
Band 55	20,784.409	10.02	208,260
Band 56	621,098.024	9.19	5,707,891
Band 57	4,264.780	8.99	38,340
Band 60	346.275	9.03	3,152
	25,659,318.186		$ 643,234,501

187

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	344,638.288	$ 14.36	$ 4,949,006
Band 8	587.266	14.16	8,316
Band 10	241,796.943	14.02	3,389,993
Band 11	28,702.911	13.96	400,693
Band 12	100,537.573	13.89	1,396,467
Band 13	1,283.518	10.38	13,323
Band 14	38,598.602	11.27	435,006
Band 15	197,161.722	11.22	2,212,155
Band 17	84,512.112	11.09	937,239
Band 20	562,129.291	13.76	7,734,899
Band 46	179,965.838	10.09	1,815,855
	1,779,914.064		$ 23,292,952
ING T. Rowe Price International Stock Portfolio - Service
Class
Contracts in accumulation period:
Band 2	7,349.477	$ 12.15	$ 89,296
Band 4	65,828.235	11.94	785,989
Band 5	46,985.998	11.90	559,133
Band 6	1,461,018.788	11.82	17,269,242
Band 7	772,576.275	11.78	9,100,949
Band 8	735,903.938	11.70	8,610,076
Band 9	149,496.407	11.66	1,743,128
Band 10	1,874,983.782	11.63	21,806,061
Band 11	412,625.891	11.59	4,782,334
Band 12	155,542.269	11.55	1,796,513
Band 13	836,742.334	11.51	9,630,904
Band 14	1,220,197.310	11.43	13,946,855
Band 15	700,849.234	11.39	7,982,673
Band 16	97,008.114	11.31	1,097,162
Band 17	1,009,985.546	11.28	11,392,637
Band 18	10,299.649	11.24	115,768
Band 19	38,594.881	11.16	430,719
Band 20	443,773.379	11.47	5,090,081
Band 21	132,921.188	11.35	1,508,655
Band 25	21,935.531	12.23	268,272
Band 26	74,480.991	12.19	907,923
Band 27	9,655.140	11.94	115,282
Band 28	8,682.173	11.82	102,623
Band 29	9,261.755	11.78	109,103
Band 30	1,819.536	11.54	20,997
Band 31	2,200.635	11.43	25,153
Band 35	5,433.868	7.22	39,233
Band 38	142,426.275	9.65	1,374,414
Band 39	42,481.207	7.10	301,617
Band 40	7,432.867	7.06	52,476
Band 41	2,860.152	11.55	33,035
Band 42	3,054.932	11.40	34,826
Band 43	19,654.382	11.28	221,701

188

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING T. Rowe Price International Stock Portfolio - Service
Class (continued)
Band 45	1,675.513	$ 10.90	$ 18,263
Band 46	613,214.796	11.20	6,868,006
Band 47	82,371.621	11.08	912,678
Band 50	14,234.083	9.23	131,381
Band 51	4,856.503	9.08	44,097
Band 52	1,082.486	9.42	10,197
Band 55	283.198	9.36	2,651
Band 56	183,693.508	7.01	1,287,691
Band 57	5,113.184	6.86	35,076
Band 59	617.297	6.71	4,142
	11,431,204.328		$ 130,659,012
ING Templeton Global Growth Portfolio - Service Class
Currently payable annuity contracts:	639.796	$ 22.12	$ 14,152
Contracts in accumulation period:
Band 1	3,838.883	22.99	88,256
Band 2	244,877.709	22.12	5,416,695
Band 3	5,317.595	20.68	109,968
Band 4	96,897.285	21.06	2,040,657
Band 5	39,470.542	20.83	822,171
Band 6	1,363,263.734	20.46	27,892,376
Band 7	996,404.577	20.23	20,157,265
Band 8	1,060,964.628	19.87	21,081,367
Band 9	212,918.048	19.65	4,183,840
Band 10	1,437,968.395	19.46	27,982,865
Band 11	641,973.274	19.27	12,370,825
Band 12	248,042.292	19.09	4,735,127
Band 13	877,408.517	18.90	16,583,021
Band 14	1,506,653.145	18.53	27,918,283
Band 15	462,920.259	18.35	8,494,587
Band 16	75,860.365	18.00	1,365,487
Band 17	933,990.035	17.82	16,643,702
Band 18	18,380.090	17.65	324,409
Band 19	68,343.811	17.31	1,183,031
Band 20	488,658.911	18.72	9,147,695
Band 21	119,233.302	18.18	2,167,661
Band 25	15,653.667	22.51	352,364
Band 26	106,557.751	11.03	1,175,332
Band 27	15,654.512	10.81	169,225
Band 28	11,092.426	10.70	118,689
Band 29	25,487.760	10.66	271,700
Band 30	193.999	10.44	2,025
Band 38	147,724.211	9.22	1,362,017
Band 41	12,824.500	10.45	134,016
Band 42	3,404.939	10.31	35,105
Band 43	21,748.667	10.20	221,836
Band 45	1,739.226	9.86	17,149
Band 46	833,153.748	9.76	8,131,581
Band 47	109,732.133	9.65	1,058,915

189

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service Class
(continued)
Band 50	2,473.898	$ 8.86	$ 21,919
Band 56	574,989.437	8.05	4,628,665
Band 57	392.709	7.87	3,091
Band 59	2,904.782	7.70	22,367
Band 60	17,121.681	7.90	135,261
	12,806,875.239		$ 228,584,697
ING Templeton Global Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	44,283.646	$ 14.99	$ 663,812
Band 7	542.956	14.92	8,101
Band 10	28,674.021	14.64	419,788
Band 12	30,214.525	14.51	438,413
Band 13	4,964.843	9.95	49,400
Band 14	8,707.302	10.34	90,034
Band 15	28,960.905	10.29	298,008
Band 17	8,621.899	10.17	87,685
Band 20	99,051.780	14.37	1,423,374
Band 46	43,695.744	9.66	422,101
	297,717.621		$ 3,900,716
ING Diversified International Fund - Class R
Contracts in accumulation period:
Band 35	31.634	$ 7.89	$ 250
Band 38	10,595.517	7.79	82,539
Band 39	3,492.453	7.71	26,927
Band 40	2,380.721	7.64	18,189
	16,500.325		$ 127,905
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Band 35	7,425.670	$ 17.74	$ 131,731
Band 36	9,354.143	17.40	162,762
Band 37	471.442	17.14	8,081
Band 38	77,473.489	18.85	1,460,375
Band 39	10,335.230	18.53	191,512
Band 40	1,125.106	18.30	20,589
	106,185.080		$ 1,975,050
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	8,500.098	$ 13.05	$ 110,926
Band 4	94,226.433	12.83	1,208,925
Band 5	11,720.043	12.79	149,899
Band 6	4,238,575.265	12.70	53,829,906
Band 7	1,007,997.487	12.66	12,761,248
Band 8	2,421,461.588	12.57	30,437,772

190

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
(continued)
Band 9	223,538.429	$ 12.53	$ 2,800,937
Band 10	5,449,849.503	12.49	68,068,620
Band 11	698,960.170	12.44	8,695,065
Band 12	149,528.917	12.40	1,854,159
Band 13	1,736,449.379	12.36	21,462,514
Band 14	1,745,719.213	12.28	21,437,432
Band 15	1,832,414.374	12.23	22,410,428
Band 16	297,304.042	12.15	3,612,244
Band 17	2,078,863.276	12.11	25,175,034
Band 18	5,376.126	12.07	64,890
Band 19	50,141.830	11.99	601,201
Band 20	523,131.882	12.32	6,444,985
Band 21	94,271.451	12.19	1,149,169
Band 26	177,965.296	13.09	2,329,566
Band 27	33,931.135	12.83	435,336
Band 28	44,462.632	12.70	564,675
Band 29	53,857.780	12.66	681,839
Band 30	3,756.564	12.40	46,581
Band 31	9,306.315	12.27	114,188
Band 35	41,598.256	18.76	780,383
Band 36	9,920.042	18.39	182,430
Band 37	5,084.490	18.13	92,182
Band 38	554,249.157	18.30	10,142,760
Band 39	178,516.854	17.99	3,211,518
Band 40	34,090.655	17.76	605,450
Band 41	18,585.612	12.41	230,647
Band 42	9,373.374	12.24	114,730
Band 43	80,425.300	12.12	974,755
Band 44	651.817	11.82	7,704
Band 45	4,720.089	11.70	55,225
Band 46	2,084,889.941	12.03	25,081,226
Band 47	345,819.923	11.90	4,115,257
Band 50	9,079.677	10.95	99,422
Band 52	2,491.668	11.16	27,807
Band 53	795.808	11.01	8,762
Band 54	748.237	10.83	8,103
Band 55	7,817.994	11.10	86,780
Band 56	317,631.659	10.54	3,347,838
Band 57	10,045.688	10.31	103,571
Band 59	2,724.891	10.08	27,467
Band 60	1,325.427	10.35	13,718
Band 64	2,007.453	10.58	21,239
	26,713,903.240		$ 335,786,513

191

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Band 2	10,255.424	$ 9.89	$ 101,426
Band 4	51,719.690	9.75	504,267
Band 5	15,465.966	9.73	150,484
Band 6	2,223,917.413	9.67	21,505,281
Band 7	302,379.440	9.64	2,914,938
Band 8	991,484.911	9.59	9,508,340
Band 9	81,679.710	9.56	780,858
Band 10	3,006,945.753	9.53	28,656,193
Band 11	433,173.712	9.50	4,115,150
Band 12	91,439.715	9.48	866,848
Band 13	975,691.228	9.45	9,220,282
Band 14	889,518.876	9.39	8,352,582
Band 15	1,128,871.775	9.37	10,577,529
Band 16	133,336.274	9.31	1,241,361
Band 17	969,197.984	9.29	9,003,849
Band 18	7,570.473	9.26	70,103
Band 19	18,851.916	9.21	173,626
Band 20	344,969.565	9.42	3,249,613
Band 21	70,884.503	9.34	662,061
Band 26	74,976.494	9.92	743,767
Band 27	48,409.337	9.75	471,991
Band 28	4,484.387	9.67	43,364
Band 29	9,465.731	9.64	91,250
Band 30	4,895.396	9.48	46,408
Band 31	26.543	9.39	249
Band 38	69,726.068	10.85	756,528
Band 41	3,298.382	9.48	31,269
Band 42	24,994.136	9.37	234,195
Band 43	35,741.573	9.29	332,039
Band 46	987,514.030	9.23	9,114,754
Band 47	268,406.142	9.15	2,455,916
Band 50	7,436.122	10.43	77,559
Band 51	724.153	10.25	7,423
Band 53	1,703.244	10.49	17,867
Band 54	1,504.182	10.31	15,508
Band 55	8,721.519	10.58	92,274
Band 56	123,084.459	10.42	1,282,540
Band 57	4,853.379	10.19	49,456
Band 59	997.190	9.97	9,942
Band 60	670.692	10.24	6,868
	13,428,987.487		$ 127,535,958

192

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 2	23,282.281	$ 9.46	$ 220,250
Band 4	123,908.074	9.31	1,153,584
Band 5	24,920.446	9.29	231,511
Band 6	3,608,516.375	9.23	33,306,606
Band 7	575,208.092	9.20	5,291,914
Band 8	1,898,290.963	9.14	17,350,379
Band 9	409,116.473	9.12	3,731,142
Band 10	6,969,873.996	9.09	63,356,155
Band 11	819,616.159	9.06	7,425,722
Band 12	127,463.096	9.03	1,150,992
Band 13	1,402,454.409	9.00	12,622,090
Band 14	2,062,835.037	8.95	18,462,374
Band 15	2,253,088.565	8.92	20,097,550
Band 16	244,972.670	8.86	2,170,458
Band 17	1,580,035.638	8.84	13,967,515
Band 18	8,329.495	8.81	73,383
Band 19	31,922.966	8.75	279,326
Band 20	450,004.320	8.97	4,036,539
Band 21	162,749.093	8.89	1,446,839
Band 25	4,911.495	9.52	46,757
Band 26	125,852.223	9.49	1,194,338
Band 27	140,679.874	9.31	1,309,730
Band 28	34,482.355	9.23	318,272
Band 29	20,845.048	9.20	191,774
Band 30	219.864	9.03	1,985
Band 34	61.759	8.60	531
Band 35	4,098.027	11.12	45,570
Band 36	4,003.610	10.90	43,639
Band 38	224,021.742	12.49	2,798,032
Band 39	17,505.625	12.28	214,969
Band 40	2,824.989	12.12	34,239
Band 41	13,355.288	9.03	120,598
Band 42	5,968.488	8.92	53,239
Band 43	128,172.712	8.84	1,133,047
Band 45	4,376.667	8.56	37,464
Band 46	2,549,164.934	8.78	22,381,668
Band 47	212,174.820	8.70	1,845,921
Band 50	15,793.986	9.17	144,831
Band 51	3,198.896	9.02	28,854
Band 52	1,050.928	9.35	9,826
Band 54	3,333.485	9.07	30,235
Band 55	10,721.405	9.30	99,709
Band 56	477,083.367	8.62	4,112,459
Band 57	15,035.177	8.43	126,747
Band 59	7,377.499	8.24	60,791
Band 60	720.676	8.46	6,097
	26,803,623.087		$ 242,765,651

193

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Global Bond Portfolio - Service Class
Contracts in accumulation period:
Band 35	162,288.095	$ 13.90	$ 2,255,805
Band 36	29,156.778	13.72	400,031
Band 37	5,912.219	13.58	80,288
Band 38	364,021.974	13.67	4,976,180
Band 39	71,966.398	13.49	970,827
Band 40	18,462.515	13.35	246,475
	651,807.979		$ 8,929,606
ING Invesco Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	993.326	$ 10.42	$ 10,350
Band 4	105,906.352	12.64	1,338,656
Band 5	18,080.695	12.05	217,872
Band 6	2,213,852.437	11.93	26,411,260
Band 7	355,315.232	11.87	4,217,592
Band 8	847,673.378	11.76	9,968,639
Band 9	179,157.647	11.70	2,096,144
Band 10	2,465,573.747	11.64	28,699,278
Band 11	328,673.465	11.59	3,809,325
Band 12	320,523.246	11.53	3,695,633
Band 13	596,556.861	11.47	6,842,507
Band 14	838,813.913	10.58	8,874,651
Band 15	1,385,160.223	11.31	15,666,162
Band 16	47,883.005	9.50	454,889
Band 17	1,128,818.925	10.41	11,751,005
Band 18	13,290.310	9.63	127,986
Band 19	21,515.176	10.13	217,949
Band 20	1,958,358.496	11.42	22,364,454
Band 21	72,634.210	10.33	750,311
Band 26	168,304.142	12.47	2,098,753
Band 27	96,407.210	12.11	1,167,491
Band 28	34,193.064	11.93	407,923
Band 29	19,272.781	11.87	228,768
Band 30	3,803.193	11.53	43,851
Band 31	944.790	11.36	10,733
Band 35	27,320.050	12.72	347,511
Band 36	12,507.215	12.47	155,965
Band 37	13,438.557	12.29	165,160
Band 38	204,360.442	13.45	2,748,648
Band 39	53,871.580	13.23	712,721
Band 40	8,774.414	13.06	114,594
Band 41	12,105.620	12.12	146,720
Band 42	7,252.298	11.92	86,447
Band 43	69,240.059	11.77	814,955
Band 45	4,252.938	9.96	42,359
Band 46	1,495,565.710	9.40	14,058,318
Band 47	81,042.508	9.50	769,904
Band 51	1,407.979	9.08	12,784

194

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Invesco Van Kampen Comstock Portfolio - Service Class
(continued)
Band 55	1,699.142	$ 9.36	$ 15,904
Band 56	146,146.333	9.17	1,340,162
Band 57	11,422.870	8.97	102,463
	15,372,113.539		$ 173,106,797
ING Invesco Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Band 35	107,529.680	$ 12.73	$ 1,368,853
Band 36	4,112.111	12.56	51,648
Band 37	4,783.928	12.43	59,464
Band 38	5,754.542	12.52	72,047
Band 39	725.521	12.35	8,960
	122,905.782		$ 1,560,972
ING Invesco Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Band 2	3,368.053	$ 12.31	$ 41,461
Band 4	118,186.699	12.10	1,430,059
Band 5	18,326.750	12.06	221,021
Band 6	2,270,526.914	11.98	27,200,912
Band 7	590,503.282	11.94	7,050,609
Band 8	795,736.103	11.86	9,437,430
Band 9	162,093.004	11.82	1,915,939
Band 10	2,714,885.767	11.78	31,981,354
Band 11	590,475.788	11.74	6,932,186
Band 12	148,294.776	11.70	1,735,049
Band 13	959,335.975	11.66	11,185,857
Band 14	1,183,847.601	11.58	13,708,955
Band 15	1,074,102.731	11.54	12,395,146
Band 16	210,351.779	11.46	2,410,631
Band 17	812,766.392	11.42	9,281,792
Band 18	12,099.260	11.38	137,690
Band 19	46,681.610	11.31	527,969
Band 20	472,601.005	11.62	5,491,624
Band 21	66,965.826	11.50	770,107
Band 25	32,245.941	10.43	336,325
Band 26	146,042.600	12.35	1,803,626
Band 27	77,140.264	12.10	933,397
Band 28	20,815.465	11.98	249,369
Band 29	52,923.602	11.94	631,908
Band 30	15,909.611	11.70	186,142
Band 31	334.484	11.58	3,873
Band 35	132,396.886	12.81	1,696,004
Band 36	33,236.739	12.55	417,121
Band 37	31,974.025	12.36	395,199

195

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Invesco Van Kampen Equity and Income Portfolio -
Service Class (continued)
Band 38	513,413.757	$ 15.16	$ 7,783,353
Band 39	69,648.511	14.90	1,037,763
Band 40	78,975.387	14.71	1,161,728
Band 41	2,690.091	11.70	31,474
Band 42	2,946.845	11.55	34,036
Band 43	17,710.028	11.43	202,426
Band 45	1,261.039	11.04	13,922
Band 46	855,353.183	11.34	9,699,705
Band 47	91,291.381	11.23	1,025,202
Band 49	63,894.960	9.68	618,503
Band 51	825.362	9.18	7,577
Band 53	1,768.884	9.36	16,557
Band 55	1,703.056	9.42	16,043
Band 56	177,750.985	10.02	1,781,065
Band 57	14,052.493	9.80	137,714
Band 58	1,612.757	9.70	15,644
	14,689,067.651		$ 174,091,467
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,028.002	$ 10.58	$ 21,456
Band 4	80,922.303	16.33	1,321,461
Band 5	855.181	17.42	14,897
Band 6	1,622,804.401	10.42	16,909,622
Band 7	246,209.872	17.16	4,224,961
Band 8	628,779.181	10.36	6,514,152
Band 9	110,797.648	16.91	1,873,588
Band 10	1,941,143.471	13.70	26,593,666
Band 11	414,336.508	10.30	4,267,666
Band 12	60,592.816	10.28	622,894
Band 13	324,403.046	16.58	5,378,603
Band 14	914,221.172	10.23	9,352,483
Band 15	568,733.088	16.34	9,293,099
Band 16	50,785.728	10.17	516,491
Band 17	1,226,654.871	10.15	12,450,547
Band 19	25,507.968	13.07	333,389
Band 20	221,392.127	13.49	2,986,580
Band 21	49,201.240	13.33	655,853
Band 26	72,812.438	18.02	1,312,080
Band 27	71,532.503	17.50	1,251,819
Band 28	23,968.178	17.24	413,211
Band 29	9,434.839	17.16	161,902
Band 30	1,132.830	16.66	18,873
Band 31	1,859.192	16.42	30,528
Band 35	32,270.908	18.38	593,139
Band 36	21,703.027	18.02	391,089
Band 37	4,806.851	17.76	85,370
Band 38	231,352.257	17.35	4,013,962
Band 39	66,869.461	17.06	1,140,793

196

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service Class
(continued)
Band 40	16,453.825	$ 16.84	$ 277,082
Band 41	10,581.402	15.66	165,705
Band 42	4,629.297	15.40	71,291
Band 43	25,363.135	15.20	385,520
Band 46	817,171.869	10.11	8,261,608
Band 47	140,398.171	10.05	1,411,002
Band 51	666.522	10.15	6,765
Band 55	4,380.056	10.36	45,377
Band 56	219,915.805	10.52	2,313,514
Band 57	9,415.086	10.31	97,070
Band 59	4,034.945	10.10	40,753
Band 60	1,205.956	10.34	12,470
	10,281,327.176		$ 125,832,331
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	5,020.555	$ 12.45	$ 62,506
Band 7	3,230.078	12.28	39,665
Band 9	40,223.653	12.16	489,120
Band 10	6,595.628	12.11	79,873
Band 13	5,503.371	11.99	65,985
Band 15	14,413.454	11.87	171,088
Band 20	2,469.772	11.95	29,514
Band 21	5,461.308	11.83	64,607
Band 26	88,891.527	12.70	1,128,922
Band 27	44,822.844	12.45	558,044
Band 28	25,573.373	12.32	315,064
Band 29	2,031.654	12.28	24,949
Band 30	1,222.372	12.03	14,705
Band 35	53,124.200	12.88	684,240
Band 36	3,726.186	12.70	47,323
Band 38	69,608.752	12.66	881,247
Band 39	15,175.531	12.49	189,542
Band 40	1,272.083	12.36	15,723
Band 41	114.395	12.04	1,377
Band 42	773.797	11.87	9,185
	389,254.533		$ 4,872,679

197

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	207.356	$ 12.43	$ 2,577
Band 4	82,782.735	14.74	1,220,218
Band 5	10,913.955	13.97	152,468
Band 6	1,397,045.272	12.10	16,904,248
Band 7	194,956.172	13.77	2,684,546
Band 8	663,515.598	11.98	7,948,917
Band 9	108,606.578	13.57	1,473,791
Band 10	1,458,989.740	12.13	17,697,546
Band 11	152,743.032	11.86	1,811,532
Band 12	43,198.898	11.82	510,611
Band 13	384,623.028	13.31	5,119,333
Band 14	730,089.173	11.70	8,542,043
Band 15	694,916.641	13.11	9,110,357
Band 16	55,794.157	11.58	646,096
Band 17	853,743.688	11.54	9,852,202
Band 18	16,581.350	11.50	190,686
Band 19	29,078.477	11.57	336,438
Band 20	224,975.212	11.94	2,686,204
Band 21	74,641.299	11.80	880,767
Band 26	135,350.656	14.46	1,957,170
Band 27	25,565.645	14.04	358,942
Band 28	13,450.197	13.84	186,151
Band 29	104,656.551	13.77	1,441,121
Band 30	5,011.622	13.37	67,005
Band 31	932.472	13.17	12,281
Band 34	143.529	12.37	1,775
Band 35	113,911.700	14.74	1,679,058
Band 36	28,807.757	14.46	416,560
Band 37	22,130.827	14.25	315,364
Band 38	503,381.997	15.74	7,923,233
Band 39	147,658.047	15.47	2,284,270
Band 40	65,227.701	15.28	996,679
Band 41	10,928.966	14.13	154,426
Band 42	3,931.713	13.90	54,651
Band 43	29,282.554	13.72	401,757
Band 44	369.962	11.78	4,358
Band 45	4,724.142	11.55	54,564
Band 46	686,865.736	11.46	7,871,481
Band 47	105,921.249	11.34	1,201,147
Band 50	4,651.286	9.91	46,094
Band 51	885.500	9.74	8,625
Band 52	522.290	10.10	5,275
Band 55	175.325	10.05	1,762
Band 56	141,435.669	8.83	1,248,877
Band 60	68.005	8.68	590
	9,333,393.459		$ 116,463,796

198

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	76,398.050	$ 15.82	$ 1,208,617
Band 36	9,168.462	15.51	142,203
Band 37	3,242.840	15.29	49,583
Band 38	263,140.940	14.28	3,757,653
Band 39	44,285.090	14.04	621,763
Band 40	33,947.278	13.86	470,509
	430,182.660		$ 6,250,328
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	42,404.531	$ 11.73	$ 497,405
Band 36	2,846.317	11.57	32,932
Band 37	27,943.526	11.45	319,953
Band 38	940,655.267	11.53	10,845,755
Band 39	181,716.621	11.38	2,067,935
Band 40	110,713.639	11.26	1,246,636
	1,306,279.901		$ 15,010,616
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	34,943.072	$ 11.30	$ 394,857
Band 36	2,901.700	11.15	32,354
Band 38	1,202,541.847	11.12	13,372,265
Band 39	134,364.190	10.97	1,473,975
Band 40	104,126.955	10.86	1,130,819
	1,478,877.764		$ 16,404,270
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	6,919.382	$ 11.27	$ 77,981
Band 36	22,539.897	11.12	250,644
Band 38	621,340.184	11.08	6,884,449
Band 39	100,522.510	10.93	1,098,711
Band 40	135,528.412	10.82	1,466,417
	886,850.385		$ 9,778,202
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 35	2,128.096	$ 11.23	$ 23,899
Band 38	37,701.621	11.04	416,226
Band 39	15,908.784	10.89	173,247
Band 40	48,055.168	10.78	518,035
	103,793.669		$ 1,131,407
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	10,407.071	$ 11.99	$ 124,781
Band 36	4,834.088	11.83	57,187
Band 38	394,047.159	11.79	4,645,816
Band 39	49,961.070	11.64	581,547
Band 40	56,059.082	11.52	645,801
	515,308.470		$ 6,055,132

199

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 35	38,795.369	$ 13.78	$ 534,600
Band 36	7,328.533	13.50	98,935
Band 37	3,264.698	13.30	43,420
Band 38	389,029.692	16.50	6,418,990
Band 39	119,490.255	16.22	1,938,132
Band 40	18,548.613	16.02	297,149
	576,457.160		$ 9,331,226
ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,831.751	$ 9.27	$ 16,980
Band 4	44,456.739	9.16	407,224
Band 5	6,056.461	9.14	55,356
Band 6	1,806,950.460	9.10	16,443,249
Band 7	460,502.159	9.07	4,176,755
Band 8	872,881.435	9.03	7,882,119
Band 9	84,576.443	9.01	762,034
Band 10	2,227,872.097	8.99	20,028,570
Band 11	474,260.747	8.97	4,254,119
Band 12	95,001.587	8.94	849,314
Band 13	659,446.298	8.92	5,882,261
Band 14	900,601.244	8.88	7,997,339
Band 15	959,910.570	8.86	8,504,808
Band 16	65,714.442	8.82	579,601
Band 17	974,351.451	8.80	8,574,293
Band 18	3,070.736	8.78	26,961
Band 19	44,906.411	8.73	392,033
Band 20	388,191.626	8.90	3,454,905
Band 21	60,388.876	8.84	533,838
Band 26	39,287.325	9.29	364,979
Band 27	33,855.940	9.16	310,120
Band 28	8,722.164	9.09	79,284
Band 29	17,986.448	9.07	163,137
Band 30	3,448.314	8.94	30,828
Band 31	1,158.791	8.88	10,290
Band 35	64,598.804	12.50	807,485
Band 36	11,669.014	12.25	142,945
Band 37	13,848.988	12.07	167,157
Band 38	232,112.793	14.47	3,358,672
Band 39	37,573.330	14.23	534,668
Band 40	7,939.527	14.05	111,550
Band 41	7,443.084	8.95	66,616
Band 42	3,262.756	8.86	28,908
Band 43	23,768.058	8.80	209,159
Band 46	777,222.135	8.75	6,800,694
Band 47	89,433.144	8.69	777,174
Band 50	948.633	8.93	8,471
Band 51	1,217.095	8.80	10,710

200

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service Class
(continued)
Band 52	802.910	$ 9.08	$ 7,290
Band 55	6,431.549	9.03	58,077
Band 56	100,095.638	9.52	952,910
Band 59	2,336.485	9.11	21,285
	11,616,134.458		$ 105,844,168
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	9,533.591	$ 9.17	$ 87,423
Band 4	88,234.884	9.04	797,643
Band 5	8,969.333	9.02	80,903
Band 6	2,688,868.390	8.96	24,092,261
Band 7	719,049.898	8.94	6,428,306
Band 8	1,453,309.873	8.89	12,919,925
Band 9	176,179.394	8.86	1,560,949
Band 10	4,301,972.394	8.84	38,029,436
Band 11	633,450.827	8.81	5,580,702
Band 12	107,339.147	8.79	943,511
Band 13	1,390,249.573	8.76	12,178,586
Band 14	2,731,607.935	8.71	23,792,305
Band 15	1,619,837.690	8.68	14,060,191
Band 16	145,162.767	8.63	1,252,755
Band 17	1,825,886.449	8.61	15,720,882
Band 18	4,280.058	8.58	36,723
Band 19	161,761.876	8.53	1,379,829
Band 20	803,127.022	8.73	7,011,299
Band 21	85,369.497	8.66	739,300
Band 26	127,249.675	9.20	1,170,697
Band 27	50,839.326	9.04	459,588
Band 28	32,587.417	8.96	291,983
Band 29	40,594.800	8.94	362,918
Band 30	1,078.347	8.78	9,468
Band 31	2,312.195	8.71	20,139
Band 35	39,688.207	7.73	306,790
Band 36	1,050.023	7.68	8,064
Band 37	8,706.012	7.63	66,427
Band 38	271,008.054	9.78	2,650,459
Band 39	59,579.679	7.60	452,806
Band 40	59,068.917	7.56	446,561
Band 41	11,687.464	8.79	102,733
Band 42	17,749.307	8.69	154,241
Band 43	46,426.269	8.61	399,730
Band 46	1,488,691.502	8.56	12,743,199
Band 47	224,775.772	8.48	1,906,099
Band 51	756.798	9.21	6,970
Band 55	13,602.262	9.49	129,085
Band 56	277,775.721	7.31	2,030,541
Band 57	13,154.055	7.15	94,051
Band 58	1,148.898	7.08	8,134
Band 60	866.967	7.18	6,225
	21,744,588.265		$ 190,519,837

201

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 4	3,896.990	$ 11.76	$ 45,829
Band 7	109.934	8.35	918
Band 9	11,497.012	8.22	94,505
Band 10	394.111	10.30	4,059
Band 13	8,545.162	8.04	68,703
Band 15	8,588.425	7.91	67,934
Band 21	1,082.814	10.03	10,861
Band 26	14,284.640	8.80	125,705
Band 27	35,646.397	8.52	303,707
Band 28	18,530.452	8.39	155,470
Band 29	421.648	8.35	3,521
Band 30	1,678.021	8.08	13,558
	104,675.606		$ 894,770
ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	3,968.779	$ 9.58	$ 38,021
Band 6	32,576.852	9.50	309,480
Band 7	21,392.594	9.48	202,802
Band 8	27,922.657	9.43	263,311
Band 9	1,930.469	9.40	18,146
Band 10	74,568.953	9.38	699,457
Band 11	17,669.101	9.35	165,206
Band 12	4,095.061	9.32	38,166
Band 13	36,259.701	9.30	337,215
Band 14	46,848.635	9.25	433,350
Band 15	20,634.086	9.22	190,246
Band 16	4,129.341	9.17	37,866
Band 17	26,114.572	9.15	238,948
Band 18	1,015.073	9.12	9,257
Band 19	6,303.452	9.07	57,172
Band 20	16,098.190	9.27	149,230
Band 35	32,197.849	9.73	313,285
Band 36	4,497.639	9.53	42,862
Band 37	1,750.537	9.39	16,438
Band 38	156,128.707	12.38	1,932,873
Band 39	27,860.325	12.18	339,339
Band 40	2,922.818	12.02	35,132
Band 46	33,141.089	9.10	301,584
Band 47	10,951.726	9.02	98,785
Band 51	3,198.014	9.15	29,262
Band 55	5,472.776	9.43	51,608
	619,648.996		$ 6,349,041

202

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,299.647	$ 10.58	$ 24,330
Band 4	25,482.067	11.18	284,890
Band 5	327.579	10.36	3,394
Band 6	54,595.907	10.29	561,792
Band 7	12,910.321	11.01	142,143
Band 8	40,300.569	10.19	410,663
Band 9	5,824.919	10.88	63,375
Band 10	49,324.033	10.84	534,673
Band 11	7,314.109	10.09	73,799
Band 12	3,218.628	10.05	32,347
Band 13	26,870.148	10.71	287,779
Band 14	9,571.763	9.95	95,239
Band 15	38,222.536	10.59	404,777
Band 16	1,156.726	9.85	11,394
Band 17	48,922.448	9.81	479,929
Band 20	4,006.761	10.67	42,752
Band 21	13,220.677	10.54	139,346
Band 26	3,829.089	11.44	43,805
Band 27	645.238	11.18	7,214
Band 28	1,955.485	11.05	21,608
Band 29	1,758.583	11.00	19,344
Band 35	14,242.801	10.70	152,398
Band 37	12,806.452	10.33	132,291
Band 38	42,401.533	12.98	550,372
Band 39	5,871.552	12.77	74,980
Band 40	5,423.255	12.60	68,333
Band 41	8,058.546	10.76	86,710
Band 42	962.874	10.59	10,197
Band 43	5,894.716	10.47	61,718
Band 46	24,335.595	9.75	237,272
Band 47	14,495.182	9.65	139,879
	486,249.739		$ 5,198,743
ING Strategic Allocation Conservative Portfolio - Class S
Contracts in accumulation period:
Band 35	6,083.199	$ 14.81	$ 90,092
Band 36	16,105.214	14.61	235,297
Band 38	54,811.280	14.56	798,052
Band 39	11,203.336	14.37	160,992
Band 40	81.219	14.22	1,155
	88,284.248		$ 1,285,588
ING Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	3,671.277	$ 15.33	$ 56,281
Band 38	6,970.781	15.08	105,119
Band 39	6,583.910	14.88	97,969
Band 40	13,612.221	14.73	200,508
	30,838.189		$ 459,877

203

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class S
Contracts in accumulation period:
Band 35	7,191.815	$ 15.07	$ 108,381
Band 36	3,343.452	14.87	49,717
Band 37	2,772.370	14.72	40,809
Band 38	39,851.170	14.82	590,594
Band 39	6,331.875	14.62	92,572
Band 40	6,274.703	14.47	90,795
	65,765.385		$ 972,868
ING Growth and Income Portfolio - Class A
Contracts in accumulation period:
Band 2	40,538.230	$ 9.60	$ 389,167
Band 4	1,026,100.348	9.58	9,830,041
Band 5	53,907.024	9.58	516,429
Band 6	19,736,036.996	9.57	188,873,874
Band 7	5,571,490.671	9.56	53,263,451
Band 8	8,647,939.390	9.55	82,587,821
Band 9	2,305,404.315	9.55	22,016,611
Band 10	20,163,138.700	9.54	192,356,343
Band 11	3,747,317.347	9.54	35,749,407
Band 12	684,331.682	9.54	6,528,524
Band 13	5,344,578.928	9.53	50,933,837
Band 14	10,017,999.446	9.52	95,371,355
Band 15	10,457,227.559	9.52	99,552,806
Band 16	584,887.874	9.51	5,562,284
Band 17	10,871,016.469	9.50	103,274,656
Band 18	26,939.860	9.50	255,929
Band 19	455,078.654	9.49	4,318,696
Band 20	5,120,278.135	9.53	48,796,251
Band 21	1,055,533.792	9.51	10,038,126
Band 26	989,685.444	9.61	9,510,877
Band 27	491,945.375	9.58	4,712,837
Band 28	219,866.586	9.57	2,104,123
Band 29	271,426.164	9.56	2,594,834
Band 30	25,462.260	9.54	242,910
Band 31	27,476.341	9.52	261,575
Band 35	125,835.287	9.63	1,211,794
Band 36	24,254.512	9.61	233,086
Band 37	52,057.691	9.60	499,754
Band 38	2,034,219.436	9.60	19,528,507
Band 39	261,414.645	9.59	2,506,966
Band 40	243,942.871	9.57	2,334,533
Band 41	104,116.708	9.54	993,273
Band 42	52,080.099	9.52	495,803
Band 43	352,433.564	9.50	3,348,119
Band 44	1,163.989	9.47	11,023
Band 45	1,605.860	9.46	15,191
Band 46	7,999,350.457	9.49	75,913,836
Band 47	851,297.045	9.48	8,070,296

204

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class A (continued)
Band 50	14,166.817	$ 9.53	$ 135,010
Band 51	474,712.905	9.50	4,509,773
Band 52	1,009.643	9.56	9,652
Band 53	4,204.764	9.54	40,113
Band 54	9,945.891	9.51	94,585
Band 55	31,158.783	9.55	297,566
Band 56	2,914,635.853	9.59	27,951,358
Band 57	10,474.348	9.54	99,925
Band 59	5,541.597	9.49	52,590
Band 60	17,923.236	9.55	171,167
Band 61	3,395.527	9.53	32,359
	123,526,549.118		$ 1,178,199,043
ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 22	174.530	$ 8.76	$ 1,529
Band 23	8,711.131	8.70	75,787
	8,885.661		$ 77,316
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 2	43,408.247	$ 8.76	$ 380,256
Band 3	4,161.939	9.68	40,288
Band 4	242,255.668	8.67	2,100,357
Band 5	413,292.971	8.65	3,574,984
Band 6	9,561,031.747	8.61	82,320,483
Band 7	7,309,907.895	8.60	62,865,208
Band 8	4,432,989.669	8.56	37,946,392
Band 9	1,162,482.425	8.54	9,927,600
Band 10	10,564,875.533	8.52	90,012,740
Band 11	4,487,171.154	8.51	38,185,827
Band 12	2,742,773.959	8.49	23,286,151
Band 13	7,047,013.933	8.47	59,688,208
Band 14	12,328,040.899	8.44	104,048,665
Band 15	3,801,888.696	8.42	32,011,903
Band 16	474,550.246	8.38	3,976,731
Band 17	6,239,345.953	8.36	52,160,932
Band 18	282,830.481	8.35	2,361,635
Band 19	619,743.807	8.31	5,150,071
Band 20	4,564,455.402	8.45	38,569,648
Band 21	887,617.130	8.40	7,455,984
Band 24	243.058	8.95	2,175
Band 25	79,082.799	9.83	777,384
Band 26	1,347,167.710	8.78	11,828,132
Band 27	669,444.251	8.67	5,804,082
Band 28	440,791.067	8.61	3,795,211
Band 29	79,119.092	8.60	680,424
Band 30	14,143.960	8.49	120,082
Band 31	1,132.891	8.43	9,550
Band 35	155,076.880	14.88	2,307,544

205

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class S (continued)
Band 36	11,101.330	$ 14.62	$ 162,301
Band 37	13,070.976	14.43	188,614
Band 38	356,066.249	13.88	4,942,200
Band 39	38,520.746	13.65	525,808
Band 40	20,304.225	13.47	273,498
Band 41	57,266.310	8.49	486,191
Band 42	26,420.511	8.42	222,461
Band 43	117,467.327	8.37	983,202
Band 44	578.078	8.24	4,763
Band 45	5,352.998	8.19	43,841
Band 46	3,372,024.150	8.33	28,088,961
Band 47	584,743.838	8.28	4,841,679
Band 50	22,683.120	9.10	206,416
Band 51	8,235.009	9.00	74,115
Band 52	260.604	9.22	2,403
Band 54	4,965.493	9.03	44,838
Band 55	5,986.792	9.18	54,959
Band 56	189,409.870	9.32	1,765,300
Band 57	6,734.360	9.13	61,485
Band 60	443.103	9.16	4,059
	84,837,674.551		$ 724,365,741
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 9	40,294.838	$ 9.88	$ 398,113
Band 10	21,936.335	9.85	216,073
Band 13	9,905.343	9.74	96,478
Band 15	11,437.056	9.64	110,253
Band 20	6,231.064	9.71	60,504
Band 21	4,847.042	9.60	46,532
Band 26	152,833.312	10.35	1,581,825
Band 27	55,281.341	10.13	560,000
Band 28	48,269.495	10.02	483,660
Band 29	149,673.595	9.98	1,493,742
Band 30	30,113.449	9.77	294,208
Band 31	7,229.383	9.66	69,836
	538,052.253		$ 5,411,224

206

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	205.848	$ 10.02	$ 2,063
Band 9	2,302.292	9.89	22,770
Band 10	29,914.095	9.85	294,654
Band 13	954.789	9.75	9,309
Band 15	1,176.978	9.65	11,358
Band 20	4,409.936	9.72	42,865
Band 21	9,847.231	9.62	94,730
Band 26	94,442.917	10.33	975,595
Band 27	26,332.929	10.12	266,489
Band 28	10,350.447	10.02	103,711
Band 29	50,577.169	9.98	504,760
Band 30	24,692.802	9.78	241,496
Band 31	4,845.946	9.67	46,860
Band 35	287.122	10.48	3,009
	260,340.501		$ 2,619,669
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	1,371.700	$ 10.00	$ 13,717
Band 10	13,992.227	9.97	139,503
Band 13	1,443.650	9.87	14,249
Band 15	351.475	9.77	3,434
Band 20	4,076.757	9.84	40,115
Band 26	74,401.987	10.44	776,757
Band 27	17,860.370	10.23	182,712
Band 28	79,648.631	10.13	806,841
Band 29	58,435.271	10.10	590,196
Band 31	4,435.433	9.80	43,467
Band 39	12,180.490	10.27	125,094
	268,197.991		$ 2,736,085
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	2,971.177	$ 9.94	$ 29,533
Band 10	16,232.686	9.91	160,866
Band 13	227.708	9.82	2,236
Band 15	153.793	9.72	1,495
Band 20	2,220.982	9.79	21,743
Band 26	53,077.352	10.36	549,881
Band 27	10,242.615	10.16	104,065
Band 28	85,422.735	10.07	860,207
Band 29	40,921.485	10.03	410,442
Band 31	10,436.793	9.75	101,759
Band 35	5.968	10.50	63
	221,913.294		$ 2,242,290

207

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	11,488.277	$ 10.24	$ 117,640
Band 10	25,721.768	10.21	262,619
Band 13	43,150.268	10.12	436,681
Band 20	49,377.265	10.09	498,217
Band 26	123,098.030	10.66	1,312,225
Band 27	40,119.932	10.46	419,654
Band 28	10,365.736	10.36	107,389
Band 29	110.520	10.33	1,142
Band 30	77,449.323	10.14	785,336
Band 31	5,989.362	10.05	60,193
Band 39	1.297	10.50	14
	386,871.778		$ 4,001,110
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 9	5,367.803	$ 10.33	$ 55,449
Band 10	14,910.657	10.30	153,580
Band 13	402.740	10.21	4,112
Band 15	2,635.164	10.12	26,668
Band 20	812.644	10.18	8,273
Band 26	80,402.829	10.73	862,722
Band 27	42,892.705	10.54	452,089
Band 28	1,700.941	10.45	17,775
Band 29	12,595.127	10.42	131,241
Band 30	8,337.890	10.23	85,297
Band 31	1,984.312	10.14	20,121
	172,042.812		$ 1,817,327
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	4,049.388	$ 10.35	$ 41,911
Band 10	2,215.404	10.32	22,863
Band 26	348,701.762	10.72	3,738,083
Band 27	301,231.500	10.55	3,177,992
Band 28	183,276.552	10.46	1,917,073
Band 29	16,158.382	10.43	168,532
Band 30	3,638.255	10.25	37,292
	859,271.243		$ 9,103,746

208

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 9	184,620.011	$ 10.58	$ 1,953,280
Band 10	7,478.257	10.55	78,896
Band 13	71,785.122	10.47	751,590
Band 14	11,132.865	10.42	116,004
Band 15	56,260.152	10.39	584,543
Band 21	2,800.583	10.36	29,014
Band 26	1,074,862.706	10.93	11,748,249
Band 27	718,616.031	10.76	7,732,308
Band 28	377,022.780	10.68	4,026,603
Band 29	31,509.570	10.65	335,577
Band 30	171,612.433	10.49	1,800,214
Band 31	1,750.037	10.41	18,218
	2,709,450.547		$ 29,174,496
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
Contracts in accumulation period:
Band 2	3,206.297	$ 10.20	$ 32,704
Band 4	87,072.450	10.11	880,302
Band 5	20,170.883	10.09	203,524
Band 6	2,940,390.142	10.05	29,550,921
Band 7	1,076,087.470	10.03	10,793,157
Band 8	1,552,693.390	9.99	15,511,407
Band 9	67,382.638	9.98	672,479
Band 10	3,421,030.287	9.96	34,073,462
Band 11	654,294.426	9.94	6,503,687
Band 12	188,145.558	9.92	1,866,404
Band 13	1,223,677.303	9.90	12,114,405
Band 14	1,963,901.859	9.86	19,364,072
Band 15	1,370,064.380	9.85	13,495,134
Band 16	135,300.829	9.81	1,327,301
Band 17	1,631,032.812	9.79	15,967,811
Band 18	23,917.597	9.77	233,675
Band 19	276,556.909	9.74	2,693,664
Band 20	684,378.394	9.88	6,761,659
Band 21	131,123.496	9.83	1,288,944
Band 25	746.977	10.24	7,649
Band 26	46,407.528	10.22	474,285
Band 27	6,047.257	10.11	61,138
Band 28	7,369.324	10.05	74,062
Band 29	85,976.743	10.03	862,347
Band 30	788.468	9.92	7,822
Band 31	1,533.415	9.86	15,119
Band 35	18,853.064	15.10	284,681
Band 36	3,297.353	14.90	49,131
Band 37	10,911.445	14.75	160,944
Band 38	264,183.436	14.85	3,923,124
Band 39	23,382.989	14.65	342,561
Band 40	26,276.983	14.50	381,016

209

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class S (continued)
Band 41	11,365.075	$ 9.92	$ 112,742
Band 42	4,877.005	9.85	48,038
Band 43	33,617.937	9.79	329,120
Band 45	1,702.772	9.61	16,364
Band 46	1,251,436.568	9.75	12,201,507
Band 47	284,860.799	9.70	2,763,150
Band 50	286.667	9.90	2,838
Band 51	1,036.994	9.79	10,152
Band 52	1,012.801	10.03	10,158
Band 55	14,742.719	10.00	147,427
Band 56	216,247.105	10.14	2,192,746
Band 57	24,234.299	9.94	240,889
	19,791,622.843		$ 198,053,722
ING Euro STOXX 50 Index Portfolio - Class A
Contracts in accumulation period:
Band 4	934.229	$ 7.19	$ 6,717
Band 5	10,347.917	7.19	74,402
Band 6	94,586.114	7.17	678,182
Band 7	25,120.735	7.16	179,864
Band 8	38,211.200	7.15	273,210
Band 9	667.499	7.14	4,766
Band 10	69,939.304	7.13	498,667
Band 11	9,568.232	7.12	68,126
Band 13	24,532.430	7.11	174,426
Band 14	36,037.454	7.09	255,506
Band 15	26,556.439	7.08	188,020
Band 16	492.942	7.07	3,485
Band 17	33,494.610	7.06	236,472
Band 19	3,040.866	7.03	21,377
Band 20	5,141.282	7.10	36,503
Band 21	215.522	7.07	1,524
Band 26	1,068.794	7.24	7,738
Band 27	793.707	7.19	5,707
Band 29	183.663	7.16	1,315
Band 38	326.447	7.23	2,360
Band 43	4,044.375	7.06	28,553
Band 46	23,570.118	7.04	165,934
Band 56	5,777.143	7.21	41,653
	414,651.022		$ 2,954,507

210

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING FTSE 100 Index Portfolio - Class A
Contracts in accumulation period:
Band 4	70.540	$ 10.45	$ 737
Band 6	72,547.131	10.41	755,216
Band 7	7,398.023	10.40	76,939
Band 8	16,011.636	10.38	166,201
Band 9	2,550.682	10.37	26,451
Band 10	26,614.613	10.36	275,727
Band 11	9,582.838	10.34	99,087
Band 12	3,902.454	10.33	40,312
Band 13	1,495.032	10.32	15,429
Band 14	15,797.867	10.30	162,718
Band 15	15,765.069	10.29	162,223
Band 16	836.581	10.26	8,583
Band 17	21,185.957	10.25	217,156
Band 18	7,146.299	10.24	73,178
Band 19	2,735.067	10.22	27,952
Band 20	4,735.659	10.31	48,825
Band 26	1,712.393	10.52	18,014
Band 38	276.169	10.51	2,903
Band 46	11,157.986	10.23	114,146
Band 47	613.517	10.19	6,252
Band 56	204.701	10.47	2,143
	222,340.214		$ 2,300,192
ING Hang Seng Index Portfolio - Class S
Contracts in accumulation period:
Band 4	8,327.696	$ 11.10	$ 92,437
Band 5	114.540	11.08	1,269
Band 6	1,068,923.700	11.05	11,811,607
Band 7	110,734.924	11.04	1,222,514
Band 8	340,434.245	11.01	3,748,181
Band 9	13,168.433	10.99	144,721
Band 10	823,295.198	10.98	9,039,781
Band 11	117,139.190	10.96	1,283,846
Band 12	9,737.752	10.95	106,628
Band 13	146,630.404	10.93	1,602,670
Band 14	279,821.146	10.90	3,050,050
Band 15	263,362.539	10.89	2,868,018
Band 16	18,037.981	10.86	195,892
Band 17	374,815.631	10.84	4,063,001
Band 18	3,677.870	10.83	39,831
Band 19	12,545.905	10.80	135,496
Band 20	69,592.971	10.92	759,955
Band 21	6,701.880	10.87	72,849
Band 26	13,425.893	11.19	150,236
Band 27	5,631.085	11.10	62,505
Band 28	885.520	11.05	9,785
Band 38	1,740.923	11.17	19,446
Band 41	586.285	10.95	6,420

211

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Hang Seng Index Portfolio - Class S (continued)
Band 43	1,026.652	$ 10.84	$ 11,129
Band 46	270,761.414	10.81	2,926,931
Band 47	41,076.494	10.77	442,394
Band 55	446.585	11.01	4,917
Band 56	27,864.168	11.13	310,128
Band 57	260.984	10.96	2,860
	4,030,768.008		$ 44,185,497
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	2,266.453	$ 10.13	$ 22,959
Band 4	65,531.830	9.87	646,799
Band 5	19,101.251	9.81	187,383
Band 6	939,728.032	9.71	9,124,759
Band 7	715,154.610	9.66	6,908,394
Band 8	604,682.491	9.56	5,780,765
Band 9	453,999.519	9.51	4,317,535
Band 10	882,411.290	9.45	8,338,787
Band 11	176,575.710	9.40	1,659,812
Band 12	118,010.642	9.35	1,103,400
Band 13	743,557.339	9.31	6,922,519
Band 14	1,062,853.588	9.21	9,788,882
Band 15	789,754.811	9.16	7,234,154
Band 16	61,833.967	9.06	560,216
Band 17	844,711.195	9.01	7,610,848
Band 18	16,146.847	8.96	144,676
Band 19	118,886.656	8.87	1,054,525
Band 20	647,518.711	9.26	5,996,023
Band 21	85,090.627	9.11	775,176
Band 26	1,740,140.073	10.18	17,714,626
Band 27	1,134,044.358	9.86	11,181,677
Band 28	688,581.252	9.71	6,686,124
Band 29	14,826.591	9.66	143,225
Band 30	4,951.378	9.35	46,295
Band 31	14,559.439	9.20	133,947
Band 35	229,366.051	10.40	2,385,407
Band 36	26,026.000	10.18	264,945
Band 37	14,259.420	10.02	142,879
Band 38	250,633.281	12.83	3,215,625
Band 39	51,640.805	12.61	651,191
Band 40	33,312.333	12.45	414,739
Band 41	8,072.388	11.56	93,317
Band 42	1,933.428	11.37	21,983
Band 43	35,570.071	11.22	399,096
Band 45	5,848.332	9.78	57,197
Band 46	275,594.029	9.47	2,609,875
Band 47	29,567.471	9.37	277,047
Band 49	161,175.007	8.46	1,363,541
Band 56	3,315.129	8.79	29,140
	13,071,232.405		$ 126,009,488

212

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,510.595	$ 13.15	$ 19,864
Band 4	82,774.056	14.53	1,202,707
Band 5	8,334.042	14.63	121,927
Band 6	1,103,955.075	12.75	14,075,427
Band 7	324,303.391	14.39	4,666,726
Band 8	638,560.121	12.61	8,052,243
Band 9	218,219.690	14.17	3,092,173
Band 10	963,513.228	12.15	11,706,686
Band 11	161,344.152	12.46	2,010,348
Band 12	30,162.723	12.41	374,319
Band 13	451,533.063	13.87	6,262,764
Band 14	651,889.419	12.27	7,998,683
Band 15	546,384.596	13.65	7,458,150
Band 16	40,331.363	12.12	488,816
Band 17	834,343.658	12.08	10,078,871
Band 18	856.717	12.03	10,306
Band 19	26,133.116	11.59	302,883
Band 20	232,342.069	11.96	2,778,811
Band 21	86,067.095	11.82	1,017,313
Band 26	272,216.685	15.17	4,129,527
Band 27	151,783.711	14.70	2,231,221
Band 28	78,850.932	14.47	1,140,973
Band 29	24,971.378	14.39	359,338
Band 30	6,105.326	13.94	85,108
Band 31	4,265.915	13.72	58,528
Band 34	130.317	12.81	1,669
Band 35	113,984.097	15.50	1,766,754
Band 36	18,324.130	15.18	278,160
Band 37	4,105.267	14.94	61,333
Band 38	362,546.776	15.93	5,775,370
Band 39	92,272.744	15.66	1,444,991
Band 40	36,482.032	15.46	564,012
Band 41	13,932.365	13.93	194,078
Band 42	13,674.928	13.70	187,347
Band 43	39,205.202	13.53	530,446
Band 45	8,272.155	11.26	93,144
Band 46	499,602.358	10.94	5,465,650
Band 47	54,098.041	10.83	585,882
Band 49	100,606.571	9.36	941,678
Band 50	549.886	10.22	5,620
Band 55	4,811.508	10.37	49,895
Band 56	7,061.390	10.04	70,896
	8,310,411.883		$ 107,740,637

213

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,021.848	$ 12.50	$ 12,773
Band 4	57,544.158	13.89	799,288
Band 5	12,786.148	14.48	185,143
Band 6	906,059.408	12.12	10,981,440
Band 7	214,788.295	14.25	3,060,733
Band 8	476,731.424	11.98	5,711,242
Band 9	203,975.778	14.02	2,859,740
Band 10	856,073.302	11.51	9,853,404
Band 11	142,423.665	11.84	1,686,296
Band 12	16,126.415	11.79	190,130
Band 13	513,395.162	13.73	7,048,916
Band 14	586,603.172	11.66	6,839,793
Band 15	403,301.604	13.51	5,448,605
Band 16	44,772.458	11.52	515,779
Band 17	690,733.028	11.47	7,922,708
Band 18	596.934	11.43	6,823
Band 19	45,154.574	10.98	495,797
Band 20	178,905.335	11.33	2,026,997
Band 21	57,918.771	11.20	648,690
Band 26	201,064.604	15.02	3,019,990
Band 27	95,368.205	14.55	1,387,607
Band 28	62,146.975	14.32	889,945
Band 29	19,729.634	14.25	281,147
Band 30	5,684.170	13.80	78,442
Band 31	1,922.435	13.58	26,107
Band 34	24.109	12.69	306
Band 35	72,275.283	15.34	1,108,703
Band 36	4,805.061	15.02	72,172
Band 37	668.460	14.79	9,887
Band 38	161,576.246	15.37	2,483,427
Band 39	25,526.760	15.11	385,709
Band 40	9,135.501	14.92	136,302
Band 41	10,246.560	13.33	136,587
Band 42	6,519.931	13.10	85,411
Band 43	27,266.670	12.94	352,831
Band 45	5,471.182	10.66	58,323
Band 46	495,994.222	9.95	4,935,143
Band 47	48,852.046	9.84	480,704
Band 49	83,091.094	8.90	739,511
Band 52	227.423	9.53	2,167
Band 55	2,887.129	9.47	27,341
Band 56	48,372.406	10.35	500,654
	6,797,767.585		$ 83,492,713

214

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Band 2	917.269	$ 7.09	$ 6,503
Band 4	28,670.789	7.02	201,269
Band 5	3,065.435	7.01	21,489
Band 6	818,657.821	6.98	5,714,232
Band 7	222,875.489	6.97	1,553,442
Band 8	313,062.454	6.94	2,172,653
Band 9	68,420.795	6.93	474,156
Band 10	1,101,227.030	6.92	7,620,491
Band 11	188,040.755	6.90	1,297,481
Band 12	34,798.173	6.89	239,759
Band 13	297,722.658	6.88	2,048,332
Band 14	511,503.343	6.85	3,503,798
Band 15	371,832.734	6.84	2,543,336
Band 16	12,802.142	6.81	87,183
Band 17	368,193.449	6.80	2,503,715
Band 19	13,152.930	6.76	88,914
Band 20	132,802.485	6.87	912,353
Band 21	22,471.630	6.83	153,481
Band 25	197.087	12.93	2,548
Band 26	78,414.506	7.10	556,743
Band 27	38,426.816	7.02	269,756
Band 28	37,007.898	6.98	258,315
Band 29	11,337.991	6.97	79,026
Band 30	0.814	6.89	6
Band 35	24,072.164	12.98	312,457
Band 36	1,944.075	12.91	25,098
Band 37	4,185.292	12.86	53,823
Band 38	216,468.202	7.09	1,534,760
Band 39	39,107.831	12.82	501,362
Band 40	11,797.070	12.77	150,649
Band 41	4,044.389	6.89	27,866
Band 42	1,077.778	6.84	7,372
Band 43	8,258.575	6.80	56,158
Band 46	274,343.399	6.77	1,857,305
Band 47	55,538.071	6.74	374,327
Band 49	123,320.108	9.78	1,206,071
Band 56	152,108.099	7.05	1,072,362
Band 57	777.075	6.91	5,370
	5,592,644.621		$ 39,493,961

215

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Japan TOPIX Index® Portfolio - Class A
Contracts in accumulation period:
Band 4	261.282	$ 9.43	$ 2,464
Band 6	178,839.201	9.40	1,681,088
Band 7	13,788.291	9.39	129,472
Band 8	281,365.261	9.37	2,636,392
Band 9	1,214.515	9.36	11,368
Band 10	133,436.240	9.35	1,247,629
Band 11	22,870.093	9.34	213,607
Band 12	2,041.150	9.33	19,044
Band 13	37,878.411	9.31	352,648
Band 14	46,473.496	9.29	431,739
Band 15	30,902.114	9.28	286,772
Band 16	402.335	9.26	3,726
Band 17	170,323.085	9.25	1,575,489
Band 19	2,559.363	9.22	23,597
Band 20	13,496.583	9.30	125,518
Band 21	159.609	9.27	1,480
Band 26	2,205.940	9.49	20,934
Band 38	154.912	9.48	1,469
Band 41	87.103	9.33	813
Band 43	605.970	9.25	5,605
Band 46	75,417.542	9.23	696,104
Band 47	1,995.975	9.20	18,363
Band 56	5,765.239	9.45	54,482
Band 57	2,984.102	9.34	27,872
	1,025,227.812		$ 9,567,675
ING Russell™ Large Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Band 2	4,985.475	$ 13.46	$ 67,104
Band 3	1,489.910	13.34	19,875
Band 4	43,897.624	14.48	635,638
Band 5	35,806.014	14.46	517,755
Band 6	1,637,093.866	14.42	23,606,894
Band 7	1,193,971.034	14.40	17,193,183
Band 8	302,867.930	14.36	4,349,183
Band 9	75,828.677	14.34	1,087,383
Band 10	1,098,590.951	14.32	15,731,822
Band 11	457,843.190	14.30	6,547,158
Band 12	320,642.893	14.28	4,578,781
Band 13	623,596.060	14.26	8,892,480
Band 14	1,348,509.798	14.22	19,175,809
Band 15	322,048.282	14.20	4,573,086
Band 16	59,808.182	14.16	846,884
Band 17	847,363.747	14.14	11,981,723
Band 18	14,669.650	14.12	207,135
Band 19	53,746.695	14.08	756,753
Band 20	952,471.897	14.24	13,563,200
Band 21	98,302.250	14.18	1,393,926

216

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio - Class S
(continued)
Band 25	9,898.142	$ 13.49	$ 133,526
Band 26	104,863.477	14.60	1,531,007
Band 27	67,005.798	14.48	970,244
Band 28	52,951.905	14.42	763,566
Band 29	20,572.751	14.40	296,248
Band 30	868.162	14.28	12,397
Band 31	2,297.580	14.22	32,672
Band 35	79,060.309	14.68	1,160,605
Band 36	1,304.999	14.60	19,053
Band 37	528.579	14.54	7,686
Band 38	47,402.462	14.58	691,128
Band 39	7,196.758	14.50	104,353
Band 40	12,729.989	14.44	183,821
Band 41	440.592	14.28	6,292
Band 43	4,479.346	14.15	63,383
Band 46	234,211.865	14.10	3,302,387
Band 47	54,888.019	14.04	770,628
Band 54	2,699.903	14.18	38,285
Band 55	1,439.670	14.36	20,674
Band 56	14,291.762	14.52	207,516
Band 57	1,645.620	14.30	23,532
	10,214,311.813		$ 146,064,775
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	5,192.553	$ 9.18	$ 47,668
Band 2	189,827.958	9.23	1,752,112
Band 3	1,429.218	14.33	20,481
Band 4	236,510.721	9.14	2,161,708
Band 5	104,988.725	9.12	957,497
Band 6	4,462,208.996	9.09	40,561,480
Band 7	2,812,729.859	9.07	25,511,460
Band 8	4,354,218.634	9.04	39,362,136
Band 9	580,694.847	9.02	5,237,868
Band 10	3,266,092.814	9.00	29,394,835
Band 11	4,937,103.563	8.98	44,335,190
Band 12	785,636.658	8.97	7,047,161
Band 13	2,342,299.572	8.95	20,963,581
Band 14	3,104,962.711	8.92	27,696,267
Band 15	1,182,522.687	8.90	10,524,452
Band 16	73,528.138	8.87	652,195
Band 17	1,268,402.797	8.85	11,225,365
Band 18	42,820.429	8.83	378,104
Band 19	129,495.667	8.80	1,139,562
Band 20	1,039,503.212	8.93	9,282,764
Band 21	214,407.111	8.88	1,903,935
Band 23	5,008.357	13.06	65,409
Band 25	13,773.338	14.51	199,851
Band 26	100,182.758	9.24	925,689

217

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class S (continued)
Band 27	72,211.947	$ 9.14	$ 660,017
Band 28	38,286.667	9.09	348,026
Band 29	87,525.810	9.07	793,859
Band 30	6,326.968	8.97	56,753
Band 31	5,749.831	8.92	51,288
Band 38	37,082.868	9.23	342,275
Band 41	17,202.416	8.97	154,306
Band 42	9,182.579	8.90	81,725
Band 43	51,016.748	8.85	451,498
Band 45	276.864	8.68	2,403
Band 46	1,091,339.675	8.81	9,614,703
Band 47	85,449.453	8.76	748,537
Band 50	12,676.832	8.95	113,458
Band 56	246,592.641	9.17	2,261,255
Band 57	1,607.044	8.99	14,447
Band 60	315.268	9.02	2,844
	33,016,384.934		$ 297,044,164
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
Band 2	1,668.607	$ 13.74	$ 22,927
Band 4	54,039.199	13.65	737,635
Band 5	933.148	13.63	12,719
Band 6	310,000.067	13.59	4,212,901
Band 7	166,252.959	13.58	2,257,715
Band 8	223,896.590	13.54	3,031,560
Band 9	115,335.749	13.52	1,559,339
Band 10	294,986.805	13.50	3,982,322
Band 11	111,472.037	13.48	1,502,643
Band 12	15,070.606	13.46	202,850
Band 13	221,530.359	13.44	2,977,368
Band 14	196,677.129	13.41	2,637,440
Band 15	226,687.636	13.39	3,035,347
Band 16	6,162.491	13.35	82,269
Band 17	254,681.698	13.33	3,394,907
Band 18	141.654	13.31	1,885
Band 19	2,332.475	13.28	30,975
Band 20	107,279.273	13.43	1,440,761
Band 21	34,303.545	13.37	458,638
Band 26	144,063.496	13.76	1,982,314
Band 27	142,297.029	13.65	1,942,354
Band 28	61,562.877	13.59	836,639
Band 29	8,349.914	13.57	113,308
Band 30	2,393.404	13.46	32,215
Band 31	1,277.394	13.41	17,130
Band 38	2,126.354	13.74	29,216
Band 41	821.216	13.47	11,062
Band 42	1,228.933	13.39	16,455
Band 43	19,856.498	13.34	264,886

218

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio - Class S
(continued)
Band 46	102,951.229	$ 13.30	$ 1,369,251
Band 47	34,736.949	13.24	459,917
Band 51	3,105.557	13.34	41,428
Band 56	18,421.126	13.69	252,185
Band 57	468.769	13.48	6,319
	2,887,112.772		$ 38,956,880
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Band 2	41,212.901	$ 15.72	$ 647,867
Band 3	2,531.347	15.57	39,413
Band 4	59,173.101	15.62	924,284
Band 5	35,831.052	15.59	558,606
Band 6	2,267,473.904	15.55	35,259,219
Band 7	887,614.124	15.53	13,784,647
Band 8	1,615,359.256	15.49	25,021,915
Band 9	209,926.889	15.47	3,247,569
Band 10	1,836,737.289	15.44	28,359,224
Band 11	2,105,460.105	15.42	32,466,195
Band 12	322,878.890	15.40	4,972,335
Band 13	992,399.420	15.38	15,263,103
Band 14	1,641,747.896	15.34	25,184,413
Band 15	750,345.651	15.32	11,495,295
Band 16	51,001.664	15.27	778,795
Band 17	1,115,655.624	15.25	17,013,748
Band 18	29,622.469	15.23	451,150
Band 19	48,499.290	15.19	736,704
Band 20	660,983.303	15.36	10,152,704
Band 21	85,179.931	15.30	1,303,253
Band 25	12,910.637	15.77	203,601
Band 26	27,575.777	15.75	434,318
Band 27	13,416.138	15.62	209,560
Band 28	4,160.383	15.55	64,694
Band 29	25,616.500	15.53	397,824
Band 30	94.427	15.40	1,454
Band 38	43,201.343	15.72	679,125
Band 41	15,158.165	15.40	233,436
Band 42	889.513	15.32	13,627
Band 43	33,102.854	15.26	505,150
Band 45	377.406	15.04	5,676
Band 46	696,930.308	15.21	10,600,310
Band 47	42,714.084	15.15	647,118
Band 50	2,573.930	15.38	39,587
Band 51	1,533.811	15.26	23,406
Band 54	203.237	15.30	3,110
Band 55	445.970	15.49	6,908
Band 56	82,369.882	15.66	1,289,912
Band 57	7,220.923	15.43	111,419
Band 64	1,310.077	15.30	20,044
	15,771,439.471		$ 243,150,718

219

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 2	2,726.775	$ 10.20	$ 27,813
Band 4	49,568.699	10.10	500,644
Band 5	9,469.473	10.08	95,452
Band 6	1,745,840.664	10.04	17,528,240
Band 7	441,767.869	10.02	4,426,514
Band 8	750,481.004	9.99	7,497,305
Band 9	71,696.888	9.97	714,818
Band 10	2,558,430.772	9.95	25,456,386
Band 11	448,752.821	9.93	4,456,116
Band 12	61,314.973	9.91	607,631
Band 13	476,109.438	9.89	4,708,722
Band 14	645,169.253	9.85	6,354,917
Band 15	844,438.198	9.84	8,309,272
Band 16	18,646.390	9.80	182,735
Band 17	654,912.258	9.78	6,405,042
Band 18	957.628	9.76	9,346
Band 19	34,976.126	9.72	339,968
Band 20	330,290.190	9.87	3,259,964
Band 21	21,781.471	9.82	213,894
Band 26	26,042.865	10.22	266,158
Band 27	21,411.934	10.10	216,261
Band 28	9,372.406	10.04	94,099
Band 29	14,311.753	10.02	143,404
Band 30	6,693.754	9.91	66,335
Band 38	16,213.466	10.20	165,377
Band 41	11,155.961	9.91	110,556
Band 42	13,014.127	9.84	128,059
Band 43	5,169.171	9.78	50,554
Band 46	661,834.868	9.74	6,446,272
Band 47	122,670.115	9.69	1,188,673
Band 52	3,320.072	10.03	33,300
Band 55	1,100.333	9.99	10,992
Band 56	277,012.179	10.14	2,808,903
Band 57	998.320	9.93	9,913
Band 59	395.181	9.73	3,845
	10,358,047.395		$ 102,837,480

220

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 2	385.928	$ 10.36	$ 3,998
Band 4	43,607.440	10.26	447,412
Band 5	25,183.479	10.24	257,879
Band 6	1,701,985.477	10.20	17,360,252
Band 7	832,166.305	10.18	8,471,453
Band 8	895,973.595	10.14	9,085,172
Band 9	92,228.546	10.12	933,353
Band 10	2,589,703.501	10.10	26,156,005
Band 11	527,260.567	10.08	5,314,787
Band 12	136,727.321	10.07	1,376,844
Band 13	895,889.751	10.05	9,003,692
Band 14	1,359,249.866	10.01	13,606,091
Band 15	887,230.475	9.99	8,863,432
Band 16	51,300.307	9.95	510,438
Band 17	1,028,553.934	9.93	10,213,541
Band 18	10,612.409	9.91	105,169
Band 19	28,350.045	9.88	280,098
Band 20	663,425.857	10.03	6,654,161
Band 21	34,582.346	9.97	344,786
Band 25	6,696.076	10.40	69,639
Band 26	58,531.593	10.38	607,558
Band 27	22,735.204	10.26	233,263
Band 28	11,878.258	10.20	121,158
Band 29	35,763.253	10.18	364,070
Band 30	6,688.608	10.06	67,287
Band 38	20,351.214	10.36	210,839
Band 41	13,974.652	10.07	140,725
Band 42	15,812.461	9.99	157,966
Band 43	4,620.599	9.94	45,929
Band 46	871,768.034	9.89	8,621,786
Band 47	152,810.466	9.84	1,503,655
Band 52	385.873	10.18	3,928
Band 56	479,288.741	10.30	4,936,674
Band 57	736.844	10.09	7,435
Band 59	1,675.755	9.88	16,556
	13,508,134.780		$ 136,097,031

221

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Band 2	3,231.608	$ 10.68	$ 34,514
Band 4	36,645.501	10.58	387,709
Band 5	3,330.886	10.56	35,174
Band 6	1,422,232.487	10.52	14,961,886
Band 7	301,151.067	10.50	3,162,086
Band 8	527,871.238	10.46	5,521,533
Band 9	27,098.943	10.44	282,913
Band 10	1,585,371.226	10.42	16,519,568
Band 11	214,607.645	10.41	2,234,066
Band 12	55,529.292	10.39	576,949
Band 13	469,399.166	10.37	4,867,669
Band 14	563,418.712	10.33	5,820,115
Band 15	676,235.802	10.31	6,971,991
Band 16	60,435.008	10.27	620,668
Band 17	615,823.444	10.25	6,312,190
Band 18	775.759	10.23	7,936
Band 19	19,884.476	10.19	202,623
Band 20	328,273.305	10.35	3,397,629
Band 21	45,619.689	10.29	469,427
Band 25	2,943.255	10.27	30,227
Band 26	53,688.250	10.70	574,464
Band 27	62,884.825	10.58	665,321
Band 28	11,270.621	10.52	118,567
Band 29	5,332.318	10.50	55,989
Band 30	1,545.782	10.38	16,045
Band 35	27,837.262	15.82	440,385
Band 36	8,411.148	15.50	130,373
Band 37	1,175.809	15.27	17,955
Band 38	260,992.358	17.77	4,637,834
Band 39	54,353.006	17.47	949,547
Band 40	9,659.161	17.25	166,621
Band 41	1,846.375	10.39	19,184
Band 42	2,259.155	10.31	23,292
Band 43	18,103.797	10.25	185,564
Band 46	736,637.425	10.21	7,521,068
Band 47	53,650.322	10.15	544,551
Band 51	603.630	10.25	6,187
Band 55	4,446.783	10.47	46,558
Band 56	127,307.014	10.62	1,352,000
Band 57	1,507.656	10.41	15,695
	8,403,391.206		$ 89,904,073

222

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class S
Contracts in accumulation period:
Band 2	7,333.117	$ 11.87	$ 87,044
Band 3	384.695	11.93	4,589
Band 4	83,355.190	11.76	980,257
Band 5	22,144.183	11.73	259,751
Band 6	3,165,567.799	11.69	37,005,488
Band 7	1,615,556.551	11.67	18,853,545
Band 8	2,150,527.481	11.62	24,989,129
Band 9	160,460.347	11.60	1,861,340
Band 10	4,062,233.493	11.58	47,040,664
Band 11	1,257,147.450	11.56	14,532,625
Band 12	254,563.043	11.54	2,937,658
Band 13	1,537,961.974	11.51	17,701,942
Band 14	2,495,009.271	11.47	28,617,756
Band 15	1,678,618.910	11.45	19,220,187
Band 16	154,225.273	11.41	1,759,710
Band 17	2,112,608.924	11.38	24,041,490
Band 18	1,314.796	11.36	14,936
Band 19	62,342.837	11.32	705,721
Band 20	807,128.967	11.49	9,273,912
Band 21	85,247.616	11.43	974,380
Band 25	4,845.017	12.12	58,722
Band 26	122,318.633	11.89	1,454,369
Band 27	97,605.950	11.76	1,147,846
Band 28	22,486.379	11.69	262,866
Band 29	31,003.047	11.67	361,806
Band 30	1,159.848	11.53	13,373
Band 31	1,139.782	11.47	13,073
Band 35	42,396.814	11.98	507,914
Band 36	19,217.255	11.89	228,493
Band 37	7,260.736	11.82	85,822
Band 38	553,441.008	11.87	6,569,345
Band 39	200,614.675	11.78	2,363,241
Band 40	77,543.813	11.71	908,038
Band 41	4,675.999	11.54	53,961
Band 42	2,423.946	11.45	27,754
Band 43	14,109.346	11.39	160,705
Band 45	467.979	11.17	5,227
Band 46	1,868,365.242	11.34	21,187,262
Band 47	235,942.853	11.27	2,659,076
Band 55	5,301.367	11.63	61,655
Band 56	699,932.903	11.80	8,259,208
Band 57	29,901.029	11.56	345,656
Band 59	328.852	11.32	3,723
	25,756,214.390		$ 297,601,259

223

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S
Contracts in accumulation period:
Band 4	44,877.659	$ 7.75	$ 347,802
Band 6	4,036,972.284	7.70	31,084,687
Band 7	261,666.758	7.69	2,012,217
Band 8	1,363,796.757	7.66	10,446,683
Band 9	18,347.343	7.64	140,174
Band 10	7,458,354.092	7.63	56,907,242
Band 11	752,428.049	7.61	5,725,977
Band 12	37,365.939	7.60	283,981
Band 13	1,230,977.117	7.58	9,330,807
Band 14	714,428.648	7.55	5,393,936
Band 15	1,959,000.629	7.54	14,770,865
Band 16	94,627.704	7.51	710,654
Band 17	996,995.283	7.49	7,467,495
Band 18	11,433.075	7.48	85,519
Band 19	35,436.336	7.45	264,001
Band 20	688,315.289	7.57	5,210,547
Band 21	11,003.673	7.52	82,748
Band 26	11,011.344	7.76	85,448
Band 27	2,811.480	7.67	21,564
Band 28	2,510.708	7.63	19,157
Band 29	3,258.929	7.61	24,800
Band 35	12,793.344	7.91	101,195
Band 36	12,612.273	7.84	98,880
Band 38	73,412.704	7.83	574,821
Band 39	35,039.345	7.77	272,256
Band 40	30,092.486	7.72	232,314
Band 41	3,944.705	7.53	29,704
Band 42	4,340.166	7.47	32,421
Band 43	559.405	7.43	4,156
Band 46	1,429,765.444	7.46	10,666,050
Band 47	373,188.243	7.42	2,769,057
Band 54	4,180.226	7.52	31,435
Band 55	2,378.275	7.66	18,218
Band 56	575,042.945	7.78	4,473,834
Band 57	3,897.611	7.61	29,661
Band 59	479.603	7.45	3,573
Band 60	1,190.864	7.64	9,098
	22,298,536.735		$ 169,762,977
ING International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	62,900.524	$ 12.09	$ 760,467
Band 36	15,748.188	11.84	186,459
Band 37	9,759.950	11.67	113,899
Band 38	281,511.191	13.09	3,684,981
Band 39	127,535.413	12.87	1,641,381
Band 40	21,055.076	12.71	267,610
	518,510.342		$ 6,654,797

224

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Currently payable annuity contracts:	118.668	$ 11.98	$ 1,422
Contracts in accumulation period:
Band 1	30,526.055	11.54	352,271
Band 2	301,343.455	11.98	3,610,095
Band 3	1,352.019	11.53	15,589
Band 4	115,862.023	11.66	1,350,951
Band 5	81,517.564	11.60	945,604
Band 6	4,227,190.135	11.47	48,485,871
Band 7	2,735,925.115	11.41	31,216,906
Band 8	2,718,314.568	11.29	30,689,771
Band 9	483,352.568	11.23	5,428,049
Band 10	3,775,208.478	11.17	42,169,079
Band 11	2,991,666.312	11.11	33,237,413
Band 12	781,461.254	11.05	8,635,147
Band 13	2,377,779.823	10.99	26,131,800
Band 14	3,662,811.249	10.87	39,814,758
Band 15	1,287,437.167	10.81	13,917,196
Band 16	119,652.826	10.69	1,279,089
Band 17	1,752,718.136	10.64	18,648,921
Band 18	34,467.070	10.58	364,662
Band 19	177,210.236	10.46	1,853,619
Band 20	1,536,336.550	10.93	16,792,158
Band 21	158,659.779	10.75	1,705,593
Band 23	8,292.855	11.29	93,626
Band 24	130.028	12.64	1,644
Band 25	29,509.061	12.11	357,355
Band 26	50,935.442	11.48	584,739
Band 27	48,396.448	11.35	549,300
Band 28	16,893.311	11.29	190,725
Band 29	6,009.282	11.27	67,725
Band 30	3,155.547	11.14	35,153
Band 31	1,926.879	11.08	21,350
Band 35	59,371.867	17.31	1,027,727
Band 36	5,211.966	16.96	88,395
Band 37	1,006.136	16.71	16,813
Band 38	376,891.368	20.14	7,590,592
Band 39	54,621.895	19.80	1,081,514
Band 40	8,285.909	19.55	161,990
Band 41	1,866.258	11.14	20,790
Band 42	843.675	11.06	9,331
Band 43	35,579.508	11.00	391,375
Band 46	806,064.544	14.64	11,800,785
Band 47	79,808.079	14.48	1,155,621
Band 50	2,709.249	11.12	30,127
Band 52	2,352.507	11.27	26,513
Band 55	665.994	11.23	7,479
Band 56	108,234.052	11.40	1,233,868
Band 57	16,202.671	11.17	180,984
Band 60	1,625.805	11.21	18,225
	31,077,501.386		$ 353,389,710

225

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	484.669	$ 9.86	$ 4,779
Band 4	16,848.628	9.60	161,747
Band 5	69,380.766	9.54	661,893
Band 6	796,477.744	9.44	7,518,750
Band 7	806,023.865	9.39	7,568,564
Band 8	169,268.609	9.29	1,572,505
Band 9	46,628.195	9.24	430,845
Band 10	488,828.439	9.19	4,492,333
Band 11	262,328.195	9.14	2,397,680
Band 12	247,873.059	9.09	2,253,166
Band 13	523,504.076	9.04	4,732,477
Band 14	952,595.475	8.94	8,516,204
Band 15	175,560.549	8.90	1,562,489
Band 16	30,262.481	8.80	266,310
Band 17	491,023.887	8.75	4,296,459
Band 18	11,942.414	8.70	103,899
Band 19	62,979.871	8.61	542,257
Band 20	635,814.634	8.99	5,715,974
Band 21	80,093.793	8.85	708,830
Band 25	32,253.259	9.97	321,565
Band 26	4,258.069	15.90	67,703
Band 27	2,763.716	15.58	43,059
Band 28	171.735	15.42	2,648
Band 29	163.994	15.37	2,521
Band 35	51,356.787	10.13	520,244
Band 36	9,514.328	9.91	94,287
Band 38	106,736.597	18.60	1,985,301
Band 39	22,023.419	18.29	402,808
Band 40	5,827.925	18.05	105,194
Band 41	3,223.338	15.06	48,543
Band 42	82.469	14.86	1,225
Band 43	3,743.191	14.71	55,062
Band 46	115,671.677	13.34	1,543,060
Band 47	12,853.040	13.20	169,660
	6,238,562.893		$ 58,870,041

226

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco V.I. Leisure Fund - Series I Shares
Contracts in accumulation period:
Band 4	5,826.884	$ 11.91	$ 69,398
Band 5	4,314.454	11.85	51,126
Band 6	170,924.544	11.74	2,006,654
Band 7	172,470.832	11.68	2,014,459
Band 8	40,754.881	11.57	471,534
Band 9	26,189.674	11.51	301,443
Band 10	169,691.920	11.45	1,942,972
Band 11	46,170.339	11.40	526,342
Band 12	61,354.691	11.34	695,762
Band 13	106,636.880	11.29	1,203,930
Band 14	221,705.241	11.18	2,478,665
Band 15	64,541.227	11.12	717,698
Band 16	1,129.738	11.01	12,438
Band 17	103,235.446	10.96	1,131,460
Band 18	586.074	10.90	6,388
Band 19	35,913.531	10.80	387,866
Band 20	142,977.977	11.23	1,605,643
Band 21	17,899.020	11.07	198,142
Band 26	8,720.921	12.27	107,006
Band 27	7,186.277	11.91	85,589
Band 28	2,627.743	11.74	30,850
Band 29	1,947.016	11.68	22,741
Band 30	376.864	11.34	4,274
Band 41	1,413.248	11.65	16,464
Band 42	685.521	11.46	7,856
Band 43	4,507.001	11.31	50,974
Band 45	1,911.577	9.78	18,695
Band 46	30,611.723	9.56	292,648
Band 47	4,526.358	9.46	42,819
	1,456,837.602		$ 16,501,836
Legg Mason ClearBridge Variable Large Cap Value Portfolio -
Class I
Contracts in accumulation period:
Band 22	164.882	$ 8.53	$ 1,406
Band 23	8,639.667	8.47	73,178
	8,804.549		$ 74,584
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Band 23	2,797.332	$ 11.65	$ 32,589

Legg Mason Western Asset Variable High Income Portfolio
Contracts in accumulation period:
Band 23	3,298.757	$ 21.38	$ 70,527

227

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA -
Service Class
Contracts in accumulation period:
Band 35	21,876.334	$ 18.70	$ 409,087
Band 36	629.759	18.45	11,619
Band 37	767.327	18.26	14,011
Band 38	43,815.209	18.39	805,762
Band 39	6,867.416	18.14	124,575
Band 40	4,299.094	17.96	77,212
	78,255.139		$ 1,442,266
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 35	143,635.893	$ 14.22	$ 2,042,502
Band 36	30,700.234	14.03	430,724
Band 37	2,355.064	13.89	32,712
Band 38	537,725.031	13.98	7,517,396
Band 39	172,908.590	13.79	2,384,409
Band 40	42,122.650	13.65	574,974
	929,447.462		$ 12,982,717
Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	99,762.134	$ 14.21	$ 1,417,620
Band 36	13,934.561	13.92	193,969
Band 37	16,396.801	13.71	224,800
Band 38	602,274.146	15.72	9,467,750
Band 39	169,403.066	15.46	2,618,971
Band 40	53,455.465	15.26	815,730
	955,226.173		$ 14,738,840
ProFund VP Bull
Contracts in accumulation period:
Band 5	4,451.359	$ 8.56	$ 38,104
Band 6	96,088.110	8.47	813,866
Band 7	229,571.862	8.42	1,932,995
Band 8	33,538.987	8.33	279,380
Band 9	4,522.185	8.29	37,489
Band 10	88,552.277	8.24	729,671
Band 11	79,497.309	8.20	651,878
Band 12	48,533.461	8.15	395,548
Band 13	116,743.514	8.11	946,790
Band 14	371,882.882	8.02	2,982,501
Band 15	22,523.061	7.98	179,734
Band 16	695.181	7.89	5,485
Band 17	91,188.834	7.85	715,832
Band 18	15,706.362	7.81	122,667
Band 19	15,779.017	7.72	121,814
Band 20	212,962.537	8.07	1,718,608
Band 21	9,328.021	7.94	74,064
Band 26	5,310.429	8.89	47,210
Band 27	535.849	8.61	4,614

228

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Bull (continued)
Band 28	262.614	$ 8.47	$ 2,224
Band 29	135.841	8.42	1,144
Band 38	7.673	9.71	75
Band 41	2,200.874	10.92	24,034
Band 46	20,965.885	9.12	191,209
	1,470,984.124		$ 12,016,936
ProFund VP Europe 30
Contracts in accumulation period:
Band 4	11,569.891	$ 8.66	$ 100,195
Band 5	4,769.464	8.62	41,113
Band 6	85,941.903	8.52	732,225
Band 7	95,229.847	8.48	807,549
Band 8	21,957.435	8.39	184,223
Band 9	6,359.866	8.34	53,041
Band 10	65,931.023	8.30	547,227
Band 11	70,476.278	8.25	581,429
Band 12	33,595.015	8.21	275,815
Band 13	47,923.680	8.16	391,057
Band 14	152,211.031	8.07	1,228,343
Band 15	32,152.968	8.03	258,188
Band 16	10,449.841	7.94	82,972
Band 17	85,949.701	7.90	679,003
Band 18	586.899	7.86	4,613
Band 19	9,604.761	7.77	74,629
Band 20	65,104.760	8.12	528,651
Band 21	7,855.124	7.99	62,762
Band 26	10,577.790	8.95	94,671
Band 27	838.424	8.66	7,261
Band 28	1,257.372	8.52	10,713
Band 29	191.713	8.48	1,626
Band 46	19,655.684	8.68	170,611
Band 47	3,744.718	8.59	32,167
	843,935.188		$ 6,950,084
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 4	8,179.997	$ 3.13	$ 25,603
Band 5	517.508	3.11	1,609
Band 6	270,918.537	3.09	837,138
Band 7	142,732.528	3.07	438,189
Band 8	170,452.852	3.05	519,881
Band 9	30,361.023	3.03	91,994
Band 10	217,708.368	3.02	657,479
Band 11	106,743.684	3.01	321,298
Band 12	22,697.253	3.00	68,092
Band 13	116,175.648	2.98	346,203
Band 14	180,836.551	2.96	535,276
Band 15	95,655.631	2.95	282,184
Band 16	16,349.637	2.92	47,741

229

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Rising Rates Opportunity (continued)
Band 17	141,988.275	$ 2.91	$ 413,186
Band 18	2,280.831	2.90	6,614
Band 19	12,444.296	2.87	35,715
Band 20	188,087.303	2.97	558,619
Band 21	16,942.454	2.93	49,641
Band 26	42,486.330	3.21	136,381
Band 27	9,605.407	3.12	29,969
Band 28	15,605.498	3.09	48,221
Band 29	8,387.192	3.07	25,749
Band 31	1,627.959	2.96	4,819
Band 41	5,084.413	3.00	15,253
Band 42	1,591.241	2.95	4,694
Band 43	1,706.773	2.91	4,967
Band 46	69,934.690	3.55	248,268
Band 47	324.231	3.51	1,138
	1,897,426.110		$ 5,755,921
Wells Fargo Advantage VT Omega Growth Fund - Class 2
Contracts in accumulation period:
Band 6	1,174.046	$ 11.74	$ 13,783
Band 10	28,184.679	11.70	329,761
Band 14	13,523.811	11.66	157,688
Band 15	6,295.879	11.65	73,347
Band 17	40,430.096	11.62	469,798
Band 20	7,102.045	11.66	82,810
Band 46	9,738.835	11.60	112,970
	106,449.391		$ 1,240,157
Wells Fargo Advantage VT Index Asset Allocation Fund -
Class 2
Contracts in accumulation period:
Band 6	18,864.799	$ 12.89	$ 243,167
Band 10	89,210.168	12.62	1,125,832
Band 14	40,659.561	12.36	502,552
Band 17	14,475.674	12.16	176,024
Band 46	420.194	10.78	4,530
	163,630.396		$ 2,052,105
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Contracts in accumulation period:
Band 10	14,560.478	$ 11.10	$ 161,621
Band 14	10,833.913	10.87	117,765
Band 15	2,496.789	10.83	27,040
Band 17	29,621.498	10.69	316,654
Band 20	5,524.927	10.92	60,332
Band 46	4,067.768	9.20	37,423
	67,105.373		$ 720,835

230

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
Contracts in accumulation period:
Band 6	1,279.744	$ 17.38	$ 22,242
Band 10	7,442.092	17.02	126,664
Band 14	2,319.037	16.67	38,658
Band 17	8,456.563	16.39	138,603
Band 20	1,751.545	16.74	29,321
Band 46	379.559	14.31	5,431
	21,628.540		$ 360,919
Wells Fargo Advantage VT Total Return Bond Fund
Contracts in accumulation period:
Band 6	15,412.524	$ 14.12	$ 217,625
Band 10	17,455.567	13.83	241,410
Band 14	15,228.113	13.54	206,189
Band 15	1,870.348	13.49	25,231
Band 17	4,816.804	13.32	64,160
Band 46	7,358.142	12.78	94,037
	62,141.498		$ 848,652

231

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 1	Golden VAC 80, ING GoldenSelect DVA 080
Band 2	Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100
Band 3	ING GoldenSelect DVA Series 100
Band 4	ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature
Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign
Signature Variable Annuity 125
Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select
DVA Plus 130
Band 6	First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual
Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING
GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus -
Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II -
Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard,
WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING
GoldenSelect Access 140, ING GoldenSelect ES II 140, ING GoldenSelect Generations
Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect
Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140
Band 7	Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000),
ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access -
Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post
January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING
GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145;
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect
Access 145, ING GoldenSelect ES II 145, ING GoldenSelect Generations Variable Annuity
145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145,
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145
Band 8	Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus -
7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000),
ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access -
Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING
GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5%
Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access
155, ING GoldenSelect ES II 155, ING GoldenSelect Generations Variable Annuity 155, ING
GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155
Band 9	Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING
GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5%
Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual
Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January
2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign
Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access
160, ING GoldenSelect Premium Plus 160

232

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ES II 165, ING GoldenSelect Generations Variable Annuity 165, ING
GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING
GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo
ING Opportunities Variable Annuity 165
Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post
January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select
DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium
Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet
(post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden
Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect
Access 170, ING GoldenSelect ES II 170, ING GoldenSelect Generations Variable Annuity
170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170,
Wells Fargo ING Opportunities Variable Annuity 170
Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post
January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING
GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution,
ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable
Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING
GoldenSelect DVA Plus, ING GoldenSelect ES II 175, ING GoldenSelect Generations
Variable Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect
Premium Plus 175
Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable
Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities
Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING
GoldenSelect ES II 180, ING GoldenSelect Generations Variable Annuity 180, ING
GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180,
ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180,
Wells Fargo ING Landmark Variable Annuity 180
Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends – Quarterly,
ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING
GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney),
Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING
GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING
GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

233

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5,
ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable 195,
ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING
SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195,
Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195,
ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING
SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity
195
Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect
Access 205, ING GoldenSelect Legends 205
Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends –
Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity,
Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark
Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210
Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225
Band 20	ING GoldenSelect ES II, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING
GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185,
Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7,
ING GoldenSelect ES II 185, ING GoldenSelect Generations Variable Annuity 185, ING
GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity
185
Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity
200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable
Annuity 200, Wells Fargo ING Landmark Variable Annuity 200
Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity
220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity
240

234

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus
Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus
VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III
Band 44	ING SmartDesign Advantage Variable Annuity 245
Band 45	ING SmartDesign Advantage Variable Annuity 260
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155
Band 56	ING Architect Variable Annuity 115
Band 57	ING Architect Variable Annuity 170
Band 58	ING Architect Variable Annuity 195
Band 59	ING Architect Variable Annuity 225
Band 60	ING Architect Variable Annuity 160
Band 61	ING Architect Variable Annuity 185
Band 62	ING Architect Variable Annuity 215
Band 64	ING Architect Variable Annuity 200

235

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2011, 2010, 2009, 2008, and 2007, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2011	111,786	$9.45	to	$9.97	$1,082,096	2.30%	0.95%	to	2.35%	-5.88%	to	-4.50%
2010	112,825	$9.97	to	$10.44	$1,153,042	1.14%	0.95%	to	2.60%	6.86%	to	8.65%
2009	102,963	$9.33	to	$9.61	$975,605	2.36%	0.95%	to	2.60%	17.80%	to	19.83%
2008	49,903	$7.92	to	$8.02	$397,800	(b)	0.95%	to	2.60%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Columbia Asset Allocation Fund, Variable Series -
Class A
2011	18	$14.78	to	$15.31	$279	2.75%	1.40%	to	1.80%	-2.64%	to	-2.23%
2010	20	$15.18	to	$15.66	$303	2.29%	1.40%	to	1.80%	11.37%	to	11.86%
2009	22	$13.63	to	$14.00	$308	3.86%	1.40%	to	1.80%	21.81%	to	22.27%
2008	23	$11.19	to	$11.45	$262	3.66%	1.40%	to	1.80%	-29.62%	to	-29.36%
2007	41	$15.82	to	$16.21	$668	2.48%	1.40%	to	1.90%	7.11%	to	7.64%
Columbia Small Cap Value Fund, Variable Series -
Class B
2011	7,095	$11.38	to	$20.09	$132,452	0.88%	0.95%	to	2.35%	-8.37%	to	-7.04%
2010	8,008	$12.42	to	$21.68	$162,178	1.03%	0.95%	to	2.35%	23.58%	to	25.22%
2009	9,211	$10.05	to	$17.36	$150,066	0.85%	0.95%	to	2.35%	21.97%	to	23.89%
2008	10,670	$8.24	to	$14.06	$141,739	0.46%	0.95%	to	2.45%	-29.89%	to	-28.85%
2007	13,631	$11.74	to	$19.82	$256,889	0.27%	0.95%	to	2.60%	-5.11%	to	-3.56%
Columbia Small Company Growth Fund, Variable
Series - Class A
2011	1	$17.39			$11	-	1.55%			-7.01%
2010	1	$18.70	to	$18.85	$18	-	1.45%	to	1.55%	26.35%	to	26.51%
2009	2	$14.55	to	$14.90	$25	-	1.45%	to	1.80%	23.41%	to	23.86%
2008	4	$11.79	to	$12.07	$51	-	1.40%	to	1.80%	-41.89%	to	-41.63%
2007	4	$20.29	to	$20.68	$91	-	1.40%	to	1.80%	11.42%	to	11.84%

236

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia VP Large Cap Growth Fund - Class 1
2011	41	$6.52	to	$6.55	$271	(e)	1.40%	to	1.90%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Columbia VP Short Duration US Government Fund -
Class 1
2011	-	$10.30			$4	(e)	1.80%				(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2011	14,627	$8.73	to	$13.27	$157,133	2.22%	0.75%	to	2.55%	-1.91%	to	-0.08%
2010	16,702	$8.77	to	$13.31	$181,385	1.50%	0.75%	to	2.60%	11.86%	to	14.02%
2009	19,074	$7.72	to	$11.70	$183,254	1.91%	0.75%	to	2.60%	26.51%	to	28.93%
2008	22,259	$6.01	to	$9.10	$167,056	2.07%	0.75%	to	2.60%	-44.30%	to	-43.24%
2007	28,026	$11.47	to	$16.08	$373,387	1.66%	0.75%	to	2.60%	-1.39%	to	0.50%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	50,330	$8.47	to	$16.61	$662,869	0.76%	0.75%	to	2.60%	-5.27%	to	-3.51%
2010	57,642	$8.91	to	$17.26	$795,262	0.94%	0.75%	to	2.60%	13.86%	to	16.09%
2009	66,360	$7.79	to	$14.91	$795,683	1.12%	0.75%	to	2.60%	31.90%	to	34.45%
2008	72,902	$5.89	to	$11.12	$656,498	0.94%	0.75%	to	2.60%	-44.18%	to	-43.14%
2007	57,227	$12.58	to	$19.59	$922,587	0.87%	0.75%	to	2.60%	14.18%	to	16.41%
Franklin Small Cap Value Securities Fund - Class 2
2011	646	$17.58	to	$18.46	$11,819	0.72%	0.75%	to	1.35%	-5.08%	to	-4.51%
2010	748	$18.47	to	$19.38	$14,384	0.75%	0.75%	to	1.35%	26.54%	to	27.30%
2009	799	$14.56	to	$15.26	$12,115	1.65%	0.75%	to	1.35%	27.41%	to	28.14%
2008	611	$11.40	to	$11.94	$7,246	1.14%	0.75%	to	1.35%	-33.92%	to	-33.50%
2007	479	$17.21	to	$18.00	$8,548	0.71%	0.75%	to	1.35%	-3.75%	to	-3.14%

237

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class S
2011	460	$9.44	to	$13.35	$5,392	2.50%	0.75%	to	2.10%	-3.67%	to	-2.34%
2010	562	$9.80	to	$13.67	$6,681	2.62%	0.75%	to	2.10%	11.49%	to	12.88%
2009	654	$8.76	to	$12.11	$6,899	4.06%	0.75%	to	2.20%	16.33%	to	18.15%
2008	724	$7.46	to	$10.25	$6,399	3.34%	0.75%	to	2.55%	-30.08%	to	-28.87%
2007	814	$10.66	to	$14.41	$9,901	2.48%	0.75%	to	2.60%	2.60%	to	4.57%
ING Intermediate Bond Portfolio - Class S
2011	91,027	$10.79	to	$14.94	$1,214,624	4.18%	0.75%	to	2.60%	4.48%	to	6.49%
2010	99,181	$10.28	to	$14.03	$1,253,226	4.77%	0.75%	to	2.60%	6.67%	to	8.68%
2009	106,012	$9.60	to	$12.91	$1,241,312	6.19%	0.75%	to	2.60%	8.41%	to	10.44%
2008	104,672	$8.83	to	$11.69	$1,122,300	6.23%	0.75%	to	2.60%	-11.04%	to	-9.31%
2007	88,836	$10.20	to	$12.89	$1,068,161	4.53%	0.75%	to	2.60%	2.96%	to	4.88%
ING American Funds Asset Allocation Portfolio
2011	35,868	$9.27	to	$9.76	$340,934	1.42%	0.95%	to	2.35%	-1.49%	to	-0.10%
2010	36,730	$9.41	to	$9.77	$352,116	1.56%	0.95%	to	2.35%	9.40%	to	10.90%
2009	35,172	$8.60	to	$8.81	$306,208	1.71%	0.95%	to	2.35%	20.45%	to	22.19%
2008	20,680	$7.13	to	$7.21	$148,369	(b)	0.95%	to	2.60%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING American Funds Bond Portfolio
2011	43,914	$10.27	to	$11.04	$463,738	2.67%	0.75%	to	2.35%	3.31%	to	4.99%
2010	49,259	$9.94	to	$10.55	$500,271	2.49%	0.75%	to	2.60%	3.28%	to	5.25%
2009	49,758	$9.60	to	$10.04	$484,377	3.65%	0.75%	to	2.60%	9.18%	to	11.35%
2008	28,568	$8.77	to	$9.04	$252,168	(b)	0.75%	to	2.60%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING American Funds Global Growth and Income
Portfolio
2011	734	$9.24	to	$9.36	$6,822	(e)	0.95%	to	2.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

238

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth Portfolio
2011	149,922	$8.33	to	$13.77	$1,884,011	0.20%	0.75%	to	2.60%	-7.23%	to	-5.52%
2010	171,550	$8.95	to	$14.60	$2,301,516	0.11%	0.75%	to	2.60%	15.08%	to	17.15%
2009	181,605	$7.75	to	$12.48	$2,104,447	1.86%	0.75%	to	2.60%	35.05%	to	37.77%
2008	181,107	$5.72	to	$9.09	$1,544,265	0.86%	0.75%	to	2.60%	-45.73%	to	-44.72%
2007	156,541	$12.02	to	$16.46	$2,455,766	0.26%	0.75%	to	2.60%	8.83%	to	10.93%
ING American Funds International Growth and Income
Portfolio
2011	511	$8.73	to	$8.85	$4,490	(e)	0.95%	to	2.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING American Funds International Portfolio
2011	67,548	$6.98	to	$16.35	$977,119	1.65%	0.75%	to	2.60%	-16.58%	to	-15.04%
2010	78,623	$8.34	to	$19.28	$1,355,667	0.88%	0.75%	to	2.60%	3.94%	to	5.90%
2009	84,125	$8.00	to	$18.25	$1,387,295	3.37%	0.75%	to	2.60%	38.56%	to	41.37%
2008	80,618	$5.75	to	$12.94	$953,776	1.98%	0.75%	to	2.60%	-43.93%	to	-42.92%
2007	72,838	$13.49	to	$22.71	$1,548,000	0.88%	0.75%	to	2.60%	16.30%	to	18.47%
ING American Funds World Allocation Portfolio -
Service Class
2011	14,957	$12.05	to	$13.67	$184,314	1.09%	0.95%	to	2.35%	-8.09%	to	-6.75%
2010	13,571	$13.11	to	$14.66	$180,515	0.82%	0.95%	to	2.35%	10.08%	to	11.65%
2009	8,491	$11.91	to	$13.13	$102,079	0.49%	0.95%	to	2.35%	31.60%	to	33.44%
2008	1,447	$9.05	to	$9.09	$13,128	(b)	1.00%	to	2.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Artio Foreign Portfolio - Service Class
2011	34,479	$5.43	to	$11.77	$359,948	1.90%	0.90%	to	2.60%	-23.86%	to	-22.54%
2010	39,914	$7.07	to	$15.33	$543,023	-	0.80%	to	2.60%	4.07%	to	5.98%
2009	46,393	$6.65	to	$14.60	$601,656	3.12%	0.80%	to	2.60%	17.18%	to	19.31%
2008	45,525	$5.66	to	$12.36	$499,269	-	0.80%	to	2.60%	-45.12%	to	-44.08%
2007	45,509	$13.89	to	$22.32	$908,393	0.08%	0.80%	to	2.60%	13.41%	to	15.51%

239

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service 2 Class
2011	2,743	$8.71	to	$12.88	$30,958	1.78%	1.40%	to	2.20%	-23.73%	to	-23.10%
2010	3,067	$11.42	to	$16.75	$45,325	-	1.40%	to	2.20%	4.48%	to	5.28%
2009	3,309	$10.93	to	$15.91	$46,737	2.84%	1.40%	to	2.20%	17.40%	to	18.38%
2008	3,270	$9.31	to	$13.44	$38,955	-	1.40%	to	2.20%	-44.98%	to	-44.49%
2007	3,447	$16.92	to	$24.21	$74,247	-	1.40%	to	2.20%	13.71%	to	14.58%
ING BlackRock Health Sciences Opportunities
Portfolio - Service Class
2011	15,336	$8.98	to	$12.23	$175,361	0.55%	0.90%	to	2.60%	2.09%	to	3.82%
2010	15,039	$8.72	to	$11.78	$167,211	-	0.90%	to	2.60%	4.17%	to	6.05%
2009	16,988	$8.19	to	$11.11	$179,816	-	0.90%	to	2.60%	16.96%	to	19.08%
2008	18,362	$6.98	to	$9.33	$164,749	0.14%	0.90%	to	2.60%	-30.52%	to	-29.35%
2007	16,047	$11.93	to	$13.21	$205,635	0.13%	0.80%	to	2.60%	5.72%	to	7.68%
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
2011	41,818	$11.85	to	$12.38	$504,313	2.03%	0.75%	to	2.35%	9.42%	to	11.13%
2010	23,288	$10.78	to	$11.14	$255,091	1.85%	0.75%	to	2.60%	2.76%	to	4.70%
2009	15,090	$10.49	to	$10.64	$159,401	(c)	0.75%	to	2.60%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2011	16	$8.28	to	$8.51	$134	0.70%	0.75%	to	1.35%	-2.59%	to	-2.07%
2010	18	$8.50	to	$8.69	$153	0.66%	0.75%	to	1.35%	12.14%	to	12.71%
2009	19	$7.58	to	$7.71	$148	0.72%	0.75%	to	1.35%	28.69%	to	29.58%
2008	22	$5.89	to	$5.95	$131	-	0.75%	to	1.35%	-39.71%	to	-39.35%
2007	25	$9.77	to	$9.81	$244	(a)	0.75%	to	1.35%		(a)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2011	13,029	$8.86	to	$11.62	$138,504	0.47%	0.75%	to	2.60%	-4.13%	to	-2.38%
2010	12,002	$9.15	to	$11.92	$131,991	0.27%	0.75%	to	2.60%	10.40%	to	12.56%
2009	13,216	$8.21	to	$10.60	$130,165	0.32%	0.75%	to	2.60%	26.78%	to	29.32%
2008	12,227	$6.41	to	$8.22	$94,345	-	0.75%	to	2.60%	-40.61%	to	-39.55%
2007	11,875	$10.92	to	$13.69	$153,507	-	0.75%	to	2.60%	3.98%	to	5.97%

240

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Service Class
2011	12,280	$8.01	to	$10.40	$120,762	3.48%	0.75%	to	2.35%	-7.52%	to	-6.08%
2010	14,082	$8.57	to	$11.08	$148,699	8.36%	0.75%	to	2.35%	13.21%	to	15.19%
2009	16,302	$7.49	to	$9.65	$151,036	2.43%	0.75%	to	2.60%	29.94%	to	32.34%
2008	16,758	$5.69	to	$7.30	$118,550	-	0.75%	to	2.60%	-42.79%	to	-41.83%
2007	11,754	$11.74	to	$12.55	$145,395	3.55%	0.95%	to	2.60%	-9.70%	to	-8.19%
ING Clarion Global Real Estate Portfolio - Service 2 Class
2011	185	$9.59	to	$10.05	$1,815	3.33%	1.40%	to	2.20%	-7.52%	to	-6.69%
2010	214	$10.37	to	$10.77	$2,264	8.28%	1.40%	to	2.20%	13.21%	to	14.09%
2009	247	$9.16	to	$9.44	$2,299	2.15%	1.40%	to	2.20%	30.30%	to	31.48%
2008	239	$7.03	to	$7.18	$1,695	-	1.40%	to	2.20%	-42.61%	to	-42.19%
2007	222	$12.25	to	$12.42	$2,736	3.30%	1.40%	to	2.20%	-9.46%	to	-8.68%
ING Clarion Real Estate Portfolio - Service Class
2011	5,197	$10.67	to	$89.29	$292,946	1.29%	0.50%	to	2.60%	6.64%	to	8.96%
2010	6,187	$9.95	to	$81.95	$322,300	3.38%	0.50%	to	2.60%	24.70%	to	27.33%
2009	7,573	$7.94	to	$64.36	$307,226	3.51%	0.50%	to	2.60%	32.26%	to	35.21%
2008	8,954	$5.97	to	$47.60	$270,838	1.26%	0.50%	to	2.60%	-40.10%	to	-38.82%
2007	11,227	$9.92	to	$77.80	$578,834	1.18%	0.50%	to	2.60%	-19.87%	to	-18.16%
ING Clarion Real Estate Portfolio - Service 2 Class
2011	981	$13.37	to	$24.54	$20,207	1.17%	1.40%	to	2.20%	6.87%	to	7.77%
2010	1,093	$12.51	to	$22.77	$21,031	3.24%	1.40%	to	2.20%	24.98%	to	26.01%
2009	1,228	$10.01	to	$18.07	$18,836	3.33%	1.40%	to	2.20%	32.76%	to	33.80%
2008	1,378	$7.54	to	$13.51	$15,856	1.08%	1.40%	to	2.20%	-39.97%	to	-39.44%
2007	1,592	$12.56	to	$22.31	$30,569	1.05%	1.40%	to	2.20%	-19.69%	to	-19.02%
ING DFA World Equity Portfolio - Service Class
2011	20,489	$7.41	to	$8.68	$156,789	2.37%	0.75%	to	2.35%	-11.36%	to	-9.77%
2010	25,962	$8.36	to	$9.62	$222,454	1.62%	0.75%	to	2.60%	22.04%	to	23.81%
2009	22,107	$6.85	to	$7.77	$154,311	-	0.75%	to	2.35%	18.92%	to	21.03%
2008	22,447	$5.76	to	$6.42	$130,749	2.64%	0.75%	to	2.35%	-44.40%	to	-43.67%
2007	9,583	$10.36	to	$10.42	$99,541	(a)	1.00%	to	2.35%		(a)

241

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2011	43,006	$9.27	to	$16.95	$626,916	0.20%	0.50%	to	2.35%	-13.06%	to	-11.40%
2010	52,695	$10.64	to	$19.13	$879,120	0.14%	0.50%	to	2.60%	25.00%	to	27.70%
2009	57,858	$8.48	to	$14.98	$766,006	0.46%	0.50%	to	2.60%	35.66%	to	38.45%
2008	59,892	$6.23	to	$10.82	$581,082	0.72%	0.50%	to	2.60%	-40.75%	to	-39.42%
2007	65,165	$12.21	to	$17.86	$1,061,996	0.15%	0.50%	to	2.60%	11.47%	to	13.53%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2011	1,696	$12.66	to	$19.79	$29,604	0.20%	1.40%	to	2.20%	-12.99%	to	-12.32%
2010	1,862	$14.55	to	$22.57	$37,335	0.04%	1.40%	to	2.20%	25.32%	to	26.37%
2009	2,037	$11.61	to	$17.86	$32,436	0.34%	1.40%	to	2.20%	35.95%	to	37.17%
2008	2,176	$8.54	to	$13.02	$25,387	0.38%	1.40%	to	2.20%	-40.57%	to	-40.14%
2007	2,406	$14.37	to	$21.75	$47,072	0.01%	1.40%	to	2.20%	11.74%	to	12.69%
ING Franklin Income Portfolio - Service Class
2011	41,219	$10.08	to	$11.63	$456,258	5.81%	0.95%	to	2.60%	-0.09%	to	1.58%
2010	40,859	$10.06	to	$11.46	$448,938	5.17%	0.95%	to	2.60%	10.00%	to	11.87%
2009	43,601	$9.11	to	$10.25	$431,653	6.53%	0.95%	to	2.60%	28.61%	to	30.74%
2008	37,779	$7.10	to	$7.84	$288,417	3.41%	0.95%	to	2.60%	-31.12%	to	-29.89%
2007	31,117	$10.83	to	$11.20	$342,076	1.18%	0.95%	to	2.60%	-0.09%	to	1.64%
ING Franklin Income Portfolio - Service 2 Class
2011	820	$10.71	to	$11.21	$9,008	5.55%	1.40%	to	2.20%	0.19%	to	0.90%
2010	822	$10.69	to	$11.11	$8,983	4.58%	1.40%	to	2.20%	10.32%	to	11.21%
2009	799	$9.69	to	$9.99	$7,857	6.74%	1.40%	to	2.20%	28.86%	to	30.08%
2008	770	$7.52	to	$7.68	$5,852	3.40%	1.40%	to	2.20%	-30.95%	to	-30.43%
2007	824	$10.89	to	$11.04	$9,020	1.27%	1.40%	to	2.20%	0.28%	to	1.10%
ING Franklin Mutual Shares Portfolio - Service Class
2011	18,518	$8.34	to	$10.00	$178,164	3.44%	0.95%	to	2.55%	-3.34%	to	-1.77%
2010	20,340	$8.60	to	$10.18	$200,678	0.43%	0.95%	to	2.60%	8.73%	to	10.53%
2009	20,839	$7.89	to	$9.21	$187,539	0.13%	0.95%	to	2.60%	23.25%	to	25.34%
2008	20,205	$6.38	to	$7.35	$146,314	3.71%	0.95%	to	2.60%	-39.44%	to	-38.34%
2007	16,820	$11.79	to	$11.92	$199,485	(a)	0.95%	to	2.60%		(a)

242

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2011	90,783	$7.86	to	$9.49	$747,851	2.35%	0.75%	to	2.60%	-3.79%	to	-1.96%
2010	100,997	$8.17	to	$9.68	$857,015	2.48%	0.75%	to	2.60%	7.93%	to	9.88%
2009	109,090	$7.57	to	$8.81	$849,891	2.86%	0.75%	to	2.60%	26.80%	to	29.37%
2008	112,503	$5.97	to	$6.81	$684,019	0.13%	0.75%	to	2.60%	-37.36%	to	-36.31%
2007	54,307	$9.53	to	$9.64	$520,590	(a)	0.95%	to	2.60%		(a)
ING Global Resources Portfolio - Adviser Class
2011	9,963	$8.78	to	$8.90	$87,944	(e)	0.95%	to	2.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Global Resources Portfolio - Service Class
2011	14,721	$8.41	to	$45.97	$491,277	0.55%	0.80%	to	2.60%	-11.52%	to	-9.88%
2010	17,390	$9.47	to	$51.01	$653,531	0.86%	0.80%	to	2.60%	18.51%	to	20.68%
2009	22,047	$7.96	to	$42.27	$692,061	0.33%	0.80%	to	2.60%	33.93%	to	36.40%
2008	23,618	$5.92	to	$30.99	$547,001	2.07%	0.80%	to	2.60%	-42.56%	to	-41.47%
2007	20,069	$14.96	to	$52.95	$828,047	0.01%	0.80%	to	2.60%	29.83%	to	32.18%
ING Global Resources Portfolio - Service 2 Class
2011	1,052	$17.55	to	$27.67	$24,799	0.42%	1.40%	to	2.20%	-11.23%	to	-10.51%
2010	1,153	$19.77	to	$30.92	$30,533	0.77%	1.40%	to	2.20%	18.81%	to	19.75%
2009	1,285	$16.64	to	$25.82	$28,489	0.04%	1.40%	to	2.20%	34.19%	to	35.32%
2008	1,367	$12.40	to	$19.08	$22,531	1.65%	1.40%	to	2.20%	-42.38%	to	-41.90%
2007	1,436	$21.52	to	$32.84	$41,169	-	1.40%	to	2.20%	30.19%	to	31.20%
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
2011	15,290	$8.86	to	$33.37	$383,533	1.22%	0.50%	to	2.60%	-4.70%	to	-2.65%
2010	17,670	$9.21	to	$34.28	$460,426	0.24%	0.50%	to	2.60%	9.59%	to	11.92%
2009	20,388	$8.35	to	$30.63	$482,174	1.23%	0.50%	to	2.60%	20.71%	to	23.31%
2008	21,955	$6.85	to	$24.84	$428,956	3.75%	0.50%	to	2.60%	-34.00%	to	-32.55%
2007	24,948	$11.42	to	$36.83	$739,205	1.52%	0.50%	to	2.60%	-0.08%	to	2.08%

243

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Van Kampen Growth and Income
Portfolio - Service 2 Class
2011	3,289	$10.46	to	$15.03	$44,533	1.08%	1.40%	to	2.20%	-4.47%	to	-3.72%
2010	3,710	$10.95	to	$15.61	$52,570	0.24%	1.40%	to	2.20%	9.83%	to	10.79%
2009	3,999	$9.97	to	$14.09	$51,349	1.11%	1.40%	to	2.20%	21.14%	to	21.99%
2008	4,227	$8.23	to	$11.55	$44,662	3.49%	1.40%	to	2.20%	-33.84%	to	-33.24%
2007	4,845	$12.44	to	$17.30	$77,095	1.37%	1.40%	to	2.20%	0.16%	to	0.99%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2011	26,986	$7.73	to	$21.49	$495,145	0.87%	0.75%	to	2.60%	-20.39%	to	-18.90%
2010	28,787	$9.68	to	$26.50	$657,788	0.49%	0.75%	to	2.60%	17.13%	to	19.44%
2009	35,528	$8.23	to	$22.21	$692,447	1.48%	0.75%	to	2.60%	67.19%	to	70.19%
2008	35,629	$4.91	to	$13.05	$414,868	2.61%	0.75%	to	2.60%	-52.55%	to	-51.67%
2007	35,157	$18.01	to	$27.00	$867,350	0.89%	0.80%	to	2.60%	34.89%	to	37.40%
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
2011	1,006	$18.77	to	$30.35	$25,476	0.70%	1.40%	to	2.20%	-20.20%	to	-19.54%
2010	1,118	$23.52	to	$37.72	$35,486	0.41%	1.40%	to	2.20%	17.48%	to	18.47%
2009	1,238	$20.02	to	$31.84	$33,336	1.14%	1.40%	to	2.20%	67.53%	to	68.91%
2008	1,298	$11.95	to	$18.85	$20,686	2.26%	1.40%	to	2.20%	-52.41%	to	-52.04%
2007	1,430	$25.11	to	$39.30	$47,813	0.89%	1.40%	to	2.20%	35.15%	to	36.32%
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
2011	15,244	$11.03	to	$16.26	$223,895	0.33%	0.90%	to	2.60%	-3.87%	to	-2.22%
2010	16,918	$11.41	to	$16.63	$257,411	0.27%	0.90%	to	2.60%	23.46%	to	25.60%
2009	12,649	$9.20	to	$13.24	$153,523	0.41%	0.90%	to	2.60%	23.95%	to	26.22%
2008	13,007	$7.38	to	$10.58	$126,323	0.47%	0.80%	to	2.60%	-31.75%	to	-30.53%
2007	16,728	$10.76	to	$15.37	$236,387	0.13%	0.80%	to	2.60%	-4.25%	to	-2.50%
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
2011	2,003	$11.48	to	$18.46	$32,082	0.19%	1.40%	to	2.20%	-3.61%	to	-2.84%
2010	2,318	$11.91	to	$19.00	$38,538	0.11%	1.40%	to	2.20%	23.80%	to	24.75%
2009	2,557	$9.62	to	$15.23	$34,226	0.22%	1.40%	to	2.20%	24.29%	to	25.35%
2008	2,792	$7.74	to	$12.15	$30,008	0.28%	1.40%	to	2.20%	-31.56%	to	-31.04%
2007	3,257	$11.31	to	$17.62	$50,959	-	1.40%	to	2.20%	-4.07%	to	-3.24%

244

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Growth Portfolio - Service Class
2011	15,951	$12.59	to	$15.41	$217,732	0.27%	0.75%	to	2.35%	-0.16%	to	1.52%
2010	8,969	$12.61	to	$15.18	$121,916	0.34%	0.75%	to	2.35%	11.59%	to	13.37%
2009	7,714	$11.30	to	$13.39	$93,436	0.43%	0.75%	to	2.35%	39.16%	to	41.39%
2008	1,030	$8.12	to	$9.47	$8,916	0.14%	0.75%	to	2.55%	-29.38%	to	-28.09%
2007	701	$11.48	to	$13.17	$8,527	0.08%	0.75%	to	2.55%	8.85%	to	10.77%
ING Large Cap Growth Portfolio - Service 2 Class
2011	59	$12.59	to	$13.87	$784	0.24%	1.40%	to	2.20%	-0.16%	to	0.58%
2010	67	$12.61	to	$13.79	$886	-	1.40%	to	2.20%	11.59%	to	12.57%
2009	74	$11.30	to	$12.25	$879	-	1.40%	to	2.20%	38.99%	to	40.16%
2008	94	$8.13	to	$8.74	$802	-	1.40%	to	2.20%	-29.18%	to	-28.65%
2007	109	$11.48	to	$12.25	$1,301	-	1.40%	to	2.20%	9.02%	to	9.87%
ING Large Cap Value Portfolio - Service Class
2011	6,463	$9.95	to	$10.10	$64,740	(e)	0.90%	to	2.45%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Limited Maturity Bond Portfolio - Service Class
2011	3,478	$10.46	to	$28.34	$75,764	3.11%	0.50%	to	2.25%	-1.10%	to	0.64%
2010	4,330	$10.56	to	$28.16	$94,829	3.66%	0.50%	to	2.25%	0.85%	to	2.62%
2009	5,258	$10.44	to	$27.44	$113,748	4.79%	0.50%	to	2.25%	4.76%	to	6.65%
2008	6,346	$9.94	to	$25.73	$130,395	6.53%	0.50%	to	2.25%	-2.48%	to	-0.73%
2007	8,412	$10.17	to	$25.92	$176,466	1.99%	0.50%	to	2.25%	3.35%	to	5.24%
ING Liquid Assets Portfolio - Service Class
2011	67,502	$9.39	to	$19.12	$994,227	-	0.75%	to	2.35%	-2.29%	to	-0.73%
2010	70,785	$9.60	to	$19.26	$1,063,594	-	0.75%	to	2.60%	-2.58%	to	-0.77%
2009	97,754	$9.82	to	$19.41	$1,494,964	0.11%	0.75%	to	2.60%	-2.33%	to	-0.41%
2008	150,409	$10.01	to	$19.49	$2,331,467	2.26%	0.75%	to	2.60%	-0.19%	to	1.67%
2007	68,096	$10.32	to	$19.17	$1,050,018	4.98%	0.75%	to	2.60%	2.18%	to	4.18%

245

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Liquid Assets Portfolio - Service 2 Class
2011	1,931	$9.84	to	$10.29	$19,328	-	1.40%	to	2.20%	-2.18%	to	-1.34%
2010	2,263	$10.04	to	$10.43	$23,027	-	1.40%	to	2.20%	-2.13%	to	-1.42%
2009	3,118	$10.23	to	$10.58	$32,318	0.06%	1.40%	to	2.20%	-2.00%	to	-1.12%
2008	5,349	$10.40	to	$10.70	$56,288	2.09%	1.40%	to	2.20%	0.10%	to	0.85%
2007	2,311	$10.36	to	$10.64	$24,213	4.67%	1.40%	to	2.20%	2.44%	to	3.31%
ING Marsico Growth Portfolio - Service Class
2011	27,653	$8.96	to	$18.01	$417,672	0.23%	0.80%	to	2.60%	-4.24%	to	-2.44%
2010	31,986	$9.26	to	$18.46	$502,962	0.52%	0.80%	to	2.60%	16.68%	to	18.87%
2009	34,422	$7.78	to	$15.53	$460,437	0.84%	0.80%	to	2.60%	25.61%	to	28.03%
2008	37,553	$6.17	to	$12.13	$397,436	0.52%	0.80%	to	2.60%	-41.84%	to	-40.80%
2007	41,695	$12.20	to	$20.49	$758,194	-	0.80%	to	2.60%	11.21%	to	13.20%
ING Marsico Growth Portfolio - Service 2 Class
2011	1,227	$10.15	to	$15.03	$16,367	0.10%	1.40%	to	2.20%	-3.97%	to	-3.16%
2010	1,351	$10.57	to	$15.52	$18,769	0.40%	1.40%	to	2.20%	16.92%	to	17.93%
2009	1,476	$9.04	to	$13.16	$17,480	0.69%	1.40%	to	2.20%	26.08%	to	27.03%
2008	1,535	$7.17	to	$10.36	$14,277	0.32%	1.40%	to	2.20%	-41.75%	to	-41.24%
2007	1,666	$12.31	to	$17.63	$26,446	-	1.40%	to	2.20%	11.50%	to	12.44%
ING MFS Total Return Portfolio - Service Class
2011	26,667	$9.62	to	$31.45	$635,627	2.40%	0.50%	to	2.60%	-1.08%	to	1.09%
2010	31,007	$9.66	to	$31.11	$742,863	0.45%	0.50%	to	2.60%	7.07%	to	9.27%
2009	35,805	$8.98	to	$28.47	$797,586	2.44%	0.50%	to	2.60%	14.78%	to	17.31%
2008	38,189	$7.77	to	$24.27	$740,739	5.93%	0.50%	to	2.60%	-24.37%	to	-22.73%
2007	43,202	$10.21	to	$31.41	$1,114,781	2.83%	0.50%	to	2.60%	1.28%	to	3.49%
ING MFS Total Return Portfolio - Service 2 Class
2011	2,472	$10.48	to	$13.85	$30,990	2.33%	1.40%	to	2.20%	-0.76%	to	0.07%
2010	2,737	$10.56	to	$13.84	$34,511	0.44%	1.40%	to	2.20%	7.32%	to	8.12%
2009	2,933	$9.84	to	$12.80	$34,335	2.28%	1.40%	to	2.20%	15.09%	to	16.05%
2008	3,225	$8.55	to	$11.03	$32,705	5.67%	1.40%	to	2.20%	-24.13%	to	-23.51%
2007	3,710	$11.27	to	$14.42	$49,366	2.89%	1.40%	to	2.20%	1.53%	to	2.35%

246

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Service Class
2011	27,505	$9.29	to	$18.06	$463,878	3.57%	0.75%	to	2.60%	3.61%	to	5.61%
2010	26,755	$8.94	to	$17.13	$431,592	2.55%	0.75%	to	2.60%	10.77%	to	12.77%
2009	28,774	$8.04	to	$15.20	$416,638	5.29%	0.75%	to	2.60%	29.34%	to	31.87%
2008	31,245	$6.19	to	$11.55	$347,825	3.74%	0.75%	to	2.60%	-39.34%	to	-38.27%
2007	27,331	$15.42	to	$18.71	$499,704	0.74%	0.80%	to	2.60%	24.10%	to	26.38%
ING Morgan Stanley Global Franchise Portfolio -
Service Class
2011	18,918	$10.64	to	$19.72	$333,098	2.35%	0.90%	to	2.60%	6.19%	to	8.05%
2010	19,799	$9.98	to	$18.25	$326,147	0.41%	0.90%	to	2.60%	10.90%	to	12.86%
2009	18,516	$8.96	to	$16.29	$272,604	6.66%	0.80%	to	2.60%	25.54%	to	27.86%
2008	18,444	$7.11	to	$12.74	$215,647	1.99%	0.80%	to	2.60%	-30.39%	to	-29.14%
2007	20,324	$12.28	to	$17.98	$339,631	-	0.80%	to	2.60%	6.81%	to	8.84%
ING Morgan Stanley Global Franchise Portfolio -
Service 2 Class
2011	3,291	$14.66	to	$19.94	$58,798	2.24%	1.40%	to	2.20%	6.54%	to	7.38%
2010	3,747	$13.76	to	$18.57	$62,764	0.30%	1.40%	to	2.20%	11.33%	to	12.27%
2009	4,059	$12.36	to	$16.54	$60,900	6.66%	1.40%	to	2.20%	25.74%	to	26.74%
2008	4,476	$9.83	to	$13.05	$53,281	1.77%	1.40%	to	2.20%	-30.23%	to	-29.65%
2007	5,104	$14.09	to	$18.55	$86,794	-	1.40%	to	2.20%	7.15%	to	8.04%
ING Oppenheimer Active Allocation Portfolio - Service
Class
2011	4,532	$10.93	to	$13.87	$50,759	0.03%	0.95%	to	2.35%	-6.66%	to	-5.39%
2010	5,040	$11.71	to	$14.66	$60,023	1.62%	0.95%	to	2.35%	11.40%	to	12.94%
2009	2,217	$10.51	to	$12.98	$23,532	1.10%	0.95%	to	2.35%	24.97%	to	26.39%
2008	412	$8.41	to	$8.45	$3,471	(b)	1.15%	to	2.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO High Yield Portfolio - Service Class
2011	32,978	$10.80	to	$16.97	$506,277	7.29%	0.50%	to	2.60%	1.69%	to	3.92%
2010	34,750	$12.41	to	$16.33	$519,986	7.27%	0.50%	to	2.60%	11.31%	to	13.64%
2009	29,928	$11.24	to	$14.47	$400,025	8.29%	0.50%	to	2.60%	45.49%	to	48.60%
2008	35,884	$7.65	to	$9.76	$326,164	8.81%	0.50%	to	2.60%	-24.50%	to	-22.89%
2007	48,061	$10.74	to	$12.70	$574,507	6.90%	0.50%	to	2.60%	0.17%	to	2.37%

247

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Bond Portfolio - Service
Class
2011	162,686	$11.92	to	$21.31	$2,819,652	4.06%	0.75%	to	2.60%	0.76%	to	2.67%
2010	174,530	$11.75	to	$20.76	$2,995,230	4.93%	0.75%	to	2.60%	4.96%	to	6.90%
2009	184,659	$11.14	to	$19.42	$2,982,070	4.08%	0.75%	to	2.60%	11.41%	to	13.57%
2008	146,635	$10.05	to	$17.10	$2,112,274	3.67%	0.75%	to	2.60%	1.54%	to	3.45%
2007	67,225	$10.85	to	$16.53	$963,329	2.80%	0.75%	to	2.60%	6.15%	to	8.18%
ING PIMCO Total Return Bond Portfolio - Service 2
Class
2011	4,593	$13.10	to	$15.15	$65,836	4.01%	1.40%	to	2.20%	1.00%	to	1.75%
2010	5,170	$12.97	to	$14.89	$73,254	4.52%	1.40%	to	2.20%	5.19%	to	6.05%
2009	5,514	$12.33	to	$14.04	$73,887	3.66%	1.40%	to	2.20%	11.79%	to	12.68%
2008	5,145	$11.03	to	$12.46	$61,403	3.17%	1.40%	to	2.20%	1.66%	to	2.64%
2007	4,084	$10.85	to	$12.14	$47,659	3.23%	1.40%	to	2.20%	6.37%	to	7.24%
ING Pioneer Fund Portfolio - Service Class
2011	4,457	$9.06	to	$11.59	$48,382	1.32%	0.75%	to	2.60%	-7.09%	to	-5.23%
2010	5,005	$9.61	to	$12.23	$57,938	1.02%	0.75%	to	2.60%	12.94%	to	14.94%
2009	5,109	$8.39	to	$10.64	$51,948	1.15%	0.75%	to	2.60%	20.84%	to	23.29%
2008	5,490	$6.83	to	$8.63	$45,727	2.81%	0.75%	to	2.60%	-36.39%	to	-35.26%
2007	6,910	$11.59	to	$13.33	$89,772	1.01%	0.75%	to	2.60%	2.26%	to	4.30%
ING Pioneer Mid Cap Value Portfolio - Service Class
2011	42,385	$9.21	to	$11.63	$461,825	1.23%	0.75%	to	2.60%	-7.48%	to	-5.68%
2010	49,052	$9.86	to	$12.33	$572,449	0.83%	0.75%	to	2.60%	14.92%	to	16.99%
2009	56,025	$8.41	to	$10.54	$563,986	1.19%	0.75%	to	2.60%	21.84%	to	24.29%
2008	60,375	$6.88	to	$8.48	$494,199	1.66%	0.75%	to	2.60%	-34.81%	to	-33.65%
2007	52,138	$11.64	to	$12.78	$648,885	0.53%	0.75%	to	2.60%	2.70%	to	4.75%
ING Retirement Conservative Portfolio - Adviser Class
2011	60,971	$8.98	to	$9.26	$555,004	1.59%	0.95%	to	2.35%	2.75%	to	4.16%
2010	53,453	$8.74	to	$8.89	$470,803	0.25%	0.95%	to	2.35%	5.30%	to	6.85%
2009	48,192	$8.30	to	$8.32	$400,422	(c)	0.95%	to	2.35%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

248

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Growth Portfolio - Adviser Class
2011	412,396	$9.78	to	$10.15	$4,111,687	0.83%	0.95%	to	2.60%	-3.74%	to	-2.12%
2010	449,035	$10.16	to	$10.37	$4,611,727	0.37%	0.95%	to	2.60%	8.66%	to	10.55%
2009	484,226	$9.35	to	$9.38	$4,534,412	(c)	0.95%	to	2.60%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Growth Portfolio - Adviser
Class
2011	276,852	$10.13	to	$10.51	$2,858,948	1.05%	0.95%	to	2.60%	-2.50%	to	-0.85%
2010	303,412	$10.39	to	$10.60	$3,185,520	0.47%	0.95%	to	2.60%	8.12%	to	9.96%
2009	322,936	$9.61	to	$9.64	$3,108,225	(c)	0.95%	to	2.60%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Portfolio - Adviser Class
2011	157,865	$10.44	to	$10.83	$1,681,480	1.39%	0.95%	to	2.60%	-0.48%	to	1.12%
2010	171,842	$10.49	to	$10.71	$1,823,032	0.56%	0.95%	to	2.60%	6.61%	to	8.51%
2009	186,216	$9.84	to	$9.87	$1,834,949	(c)	0.95%	to	2.60%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2011	64,353	$10.65	to	$60.29	$2,370,408	1.81%	0.75%	to	2.60%	0.24%	to	2.10%
2010	73,279	$10.56	to	$59.06	$2,636,403	1.59%	0.75%	to	2.60%	11.01%	to	13.15%
2009	75,826	$9.45	to	$52.21	$2,513,348	1.88%	0.75%	to	2.60%	29.86%	to	32.33%
2008	75,307	$7.26	to	$39.50	$1,962,032	4.41%	0.75%	to	2.60%	-29.40%	to	-28.10%
2007	70,829	$10.22	to	$54.94	$2,706,874	1.81%	0.80%	to	2.60%	1.64%	to	3.56%
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
2011	4,440	$12.55	to	$18.55	$73,103	1.65%	1.40%	to	2.20%	0.48%	to	1.26%
2010	5,094	$12.49	to	$18.32	$83,486	1.42%	1.40%	to	2.20%	11.32%	to	12.32%
2009	5,711	$11.22	to	$16.31	$83,348	1.69%	1.40%	to	2.20%	30.16%	to	31.11%
2008	6,234	$8.62	to	$12.44	$69,529	3.87%	1.40%	to	2.20%	-29.23%	to	-28.63%
2007	7,127	$12.18	to	$17.43	$111,811	1.70%	1.40%	to	2.20%	1.92%	to	2.77%

249

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2011	25,659	$8.99	to	$37.21	$643,106	1.98%	0.50%	to	2.60%	-3.43%	to	-1.40%
2010	26,314	$9.23	to	$37.74	$685,068	1.57%	0.50%	to	2.60%	11.93%	to	14.40%
2009	28,154	$8.17	to	$32.99	$652,560	1.66%	0.50%	to	2.60%	21.80%	to	24.35%
2008	28,972	$6.65	to	$26.53	$553,960	4.20%	0.50%	to	2.60%	-37.39%	to	-36.01%
2007	30,810	$11.55	to	$41.46	$945,504	1.39%	0.50%	to	2.60%	0.39%	to	2.52%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2011	1,780	$10.09	to	$14.36	$23,289	1.90%	1.40%	to	2.20%	-3.07%	to	-2.31%
2010	1,773	$10.41	to	$14.70	$23,922	1.49%	1.40%	to	2.20%	12.18%	to	13.16%
2009	1,880	$9.28	to	$12.99	$22,439	1.53%	1.40%	to	2.20%	22.06%	to	23.01%
2008	2,064	$7.60	to	$10.56	$20,160	3.93%	1.40%	to	2.20%	-37.24%	to	-36.69%
2007	2,243	$12.11	to	$16.68	$34,714	1.32%	1.40%	to	2.20%	0.67%	to	1.52%
ING T. Rowe Price International Stock Portfolio - Service
Class
2011	11,431	$6.71	to	$12.23	$130,635	3.60%	0.75%	to	2.60%	-14.58%	to	-13.01%
2010	12,505	$7.83	to	$14.08	$166,057	1.37%	0.75%	to	2.60%	10.86%	to	12.93%
2009	14,798	$7.04	to	$12.48	$175,866	1.22%	0.75%	to	2.60%	33.99%	to	36.62%
2008	18,200	$5.23	to	$9.16	$160,191	1.13%	0.75%	to	2.60%	-50.83%	to	-49.95%
2007	16,499	$14.26	to	$18.30	$294,956	0.87%	0.90%	to	2.60%	17.41%	to	19.53%
ING Templeton Global Growth Portfolio - Service Class
2011	12,807	$7.70	to	$22.99	$228,537	1.62%	0.80%	to	2.60%	-8.11%	to	-6.43%
2010	14,785	$8.35	to	$24.57	$286,405	1.43%	0.80%	to	2.60%	4.99%	to	6.87%
2009	16,283	$7.93	to	$22.99	$299,463	2.07%	0.80%	to	2.60%	28.88%	to	31.22%
2008	16,433	$6.13	to	$17.52	$234,440	1.02%	0.80%	to	2.60%	-41.26%	to	-40.14%
2007	18,291	$11.69	to	$30.60	$448,072	1.03%	0.50%	to	2.60%	-0.30%	to	1.90%
ING Templeton Global Growth Portfolio - Service 2 Class
2011	298	$9.66	to	$14.99	$3,901	1.44%	1.40%	to	2.20%	-7.91%	to	-7.13%
2010	332	$10.49	to	$16.14	$4,732	1.36%	1.40%	to	2.20%	5.22%	to	6.04%
2009	346	$9.97	to	$15.22	$4,691	1.95%	1.40%	to	2.20%	29.15%	to	30.20%
2008	357	$7.72	to	$11.69	$3,738	0.71%	1.40%	to	2.20%	-41.07%	to	-40.60%
2007	464	$13.10	to	$19.68	$8,169	0.90%	1.40%	to	2.20%	0.00%	to	0.87%

250

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Diversified International Fund - Class R
2011	17	$7.64	to	$7.89	$128	0.65%	0.75%	to	1.35%	-16.50%	to	-15.97%
2010	19	$9.15	to	$9.39	$178	0.52%	0.75%	to	1.35%	9.84%	to	10.47%
2009	24	$8.33	to	$8.50	$203	0.52%	0.75%	to	1.35%	32.85%	to	33.86%
2008	29	$6.27	to	$6.35	$182	7.24%	0.75%	to	1.35%	-46.77%	to	-46.46%
2007	34	$11.78	to	$11.86	$398	2.53%	0.75%	to	1.35%	10.40%	to	10.67%
ING American Century Small-Mid Cap Value Portfolio -
Service Class
2011	106	$17.14	to	$18.85	$1,975	1.15%	0.75%	to	1.35%	-4.44%	to	-3.85%
2010	157	$17.90	to	$19.66	$3,047	1.06%	0.75%	to	1.35%	20.36%	to	21.06%
2009	127	$14.83	to	$16.27	$2,051	2.20%	0.75%	to	1.35%	33.81%	to	34.63%
2008	34	$11.17	to	$12.12	$404	0.87%	0.75%	to	1.35%	-27.54%	to	-27.11%
2007	32	$15.35	to	$16.66	$519	0.53%	0.75%	to	1.35%	-4.20%	to	-3.60%
ING Baron Small Cap Growth Portfolio - Service Class
2011	26,714	$10.08	to	$18.76	$335,771	-	0.75%	to	2.60%	-0.43%	to	1.46%
2010	27,327	$10.09	to	$18.49	$342,203	-	0.75%	to	2.60%	23.17%	to	25.61%
2009	28,614	$8.16	to	$14.72	$288,247	-	0.75%	to	2.60%	31.77%	to	34.18%
2008	23,371	$6.17	to	$10.97	$177,288	-	0.75%	to	2.60%	-42.81%	to	-41.71%
2007	18,283	$11.41	to	$18.82	$240,630	-	0.75%	to	2.60%	3.35%	to	5.32%
ING Columbia Small Cap Value II Portfolio - Service
Class
2011	13,429	$9.15	to	$10.85	$127,517	0.41%	0.95%	to	2.35%	-4.98%	to	-3.60%
2010	15,497	$9.52	to	$11.27	$153,917	1.16%	0.95%	to	2.60%	22.05%	to	24.12%
2009	19,380	$7.80	to	$9.08	$156,330	1.23%	0.95%	to	2.60%	21.50%	to	23.51%
2008	20,680	$6.42	to	$7.36	$136,090	0.10%	0.95%	to	2.60%	-35.80%	to	-34.69%
2007	14,188	$10.00	to	$11.27	$144,098	0.12%	0.95%	to	2.60%	0.30%	to	2.08%
ING Davis New York Venture Portfolio - Service Class
2011	26,804	$8.24	to	$12.49	$242,733	0.98%	0.75%	to	2.60%	-7.16%	to	-5.44%
2010	30,184	$8.85	to	$13.23	$291,613	0.41%	0.75%	to	2.60%	9.11%	to	11.26%
2009	30,411	$8.08	to	$11.93	$266,995	0.67%	0.75%	to	2.60%	28.14%	to	30.66%
2008	27,384	$6.28	to	$9.15	$185,900	0.86%	0.75%	to	2.60%	-40.84%	to	-39.67%
2007	16,069	$11.14	to	$15.21	$182,872	0.26%	0.75%	to	2.60%	1.46%	to	3.31%

251

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Bond Portfolio - Service Class
2011	652	$13.35	to	$13.90	$8,930	7.06%	0.75%	to	1.35%	2.14%	to	2.73%
2010	721	$13.07	to	$13.53	$9,633	3.10%	0.75%	to	1.35%	13.95%	to	14.66%
2009	732	$11.47	to	$11.80	$8,547	3.29%	0.75%	to	1.35%	19.73%	to	20.41%
2008	914	$9.58	to	$9.80	$8,886	6.50%	0.75%	to	1.35%	-16.91%	to	-16.38%
2007	862	$11.53	to	$11.72	$10,045	4.43%	0.75%	to	1.35%	7.16%	to	7.82%
ING Invesco Van Kampen Comstock Portfolio - Service
Class
2011	15,372	$8.97	to	$13.45	$173,078	1.34%	0.75%	to	2.60%	-4.60%	to	-2.75%
2010	16,119	$9.32	to	$13.88	$189,031	1.38%	0.75%	to	2.60%	12.14%	to	14.24%
2009	15,876	$8.24	to	$12.18	$164,271	2.32%	0.75%	to	2.60%	25.28%	to	27.51%
2008	16,491	$6.55	to	$9.57	$135,204	3.99%	0.75%	to	2.60%	-38.19%	to	-36.94%
2007	16,860	$10.78	to	$15.22	$221,984	1.25%	0.75%	to	2.60%	-4.83%	to	-3.00%
ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class
2011	123	$12.35	to	$12.73	$1,540	2.06%	0.75%	to	1.20%	-2.29%	to	-1.85%
2010	160	$12.64	to	$12.97	$2,046	1.74%	0.75%	to	1.20%	10.97%	to	11.52%
2009	202	$11.39	to	$11.63	$2,321	1.91%	0.75%	to	1.20%	21.30%	to	21.78%
2008	221	$9.34	to	$9.55	$2,076	5.06%	0.75%	to	1.35%	-24.43%	to	-23.96%
2007	283	$12.36	to	$12.56	$3,542	2.47%	0.75%	to	1.35%	2.15%	to	2.78%
ING Invesco Van Kampen Equity and Income Portfolio -
Service Class
2011	14,689	$9.18	to	$15.16	$174,083	1.91%	0.75%	to	2.60%	-3.83%	to	-2.06%
2010	16,986	$9.50	to	$15.52	$207,495	1.64%	0.75%	to	2.60%	9.13%	to	11.22%
2009	17,055	$8.66	to	$13.99	$189,556	1.66%	0.75%	to	2.60%	19.14%	to	21.49%
2008	18,391	$7.23	to	$11.55	$169,926	7.22%	0.75%	to	2.60%	-25.55%	to	-24.14%
2007	8,181	$9.66	to	$15.26	$102,113	1.91%	0.75%	to	2.60%	0.59%	to	2.49%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2011	10,281	$10.05	to	$18.38	$125,814	0.84%	0.75%	to	2.35%	-0.59%	to	1.10%
2010	9,712	$10.11	to	$18.18	$121,321	0.90%	0.75%	to	2.45%	19.98%	to	22.01%
2009	6,384	$8.42	to	$14.90	$67,915	1.46%	0.75%	to	2.55%	22.50%	to	24.69%
2008	3,989	$6.86	to	$11.95	$35,664	2.75%	0.75%	to	2.55%	-34.77%	to	-33.54%
2007	1,393	$13.50	to	$17.98	$23,165	0.56%	0.75%	to	2.60%	-0.37%	to	1.58%

252

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Portfolio - Initial Class
2011	389	$11.83	to	$12.88	$4,872	1.46%	0.75%	to	2.00%	-9.97%	to	-8.78%
2010	492	$13.07	to	$14.12	$6,776	1.56%	0.75%	to	2.10%	13.65%	to	15.17%
2009	618	$11.50	to	$12.26	$7,415	2.34%	0.75%	to	2.10%	36.74%	to	38.53%
2008	762	$8.38	to	$8.85	$6,611	2.25%	0.75%	to	2.20%	-41.64%	to	-40.76%
2007	972	$14.20	to	$14.94	$14,307	1.09%	0.75%	to	2.60%	3.80%	to	5.81%
ING Oppenheimer Global Portfolio - Service Class
2011	9,333	$8.68	to	$15.74	$116,446	1.32%	0.75%	to	2.60%	-10.74%	to	-9.12%
2010	8,943	$9.62	to	$17.35	$124,699	1.37%	0.75%	to	2.60%	12.82%	to	14.95%
2009	10,171	$8.44	to	$15.14	$124,376	2.14%	0.75%	to	2.60%	35.73%	to	38.33%
2008	11,877	$6.16	to	$10.97	$105,333	2.45%	0.75%	to	2.60%	-42.04%	to	-40.94%
2007	10,498	$12.05	to	$18.62	$160,036	0.96%	0.75%	to	2.60%	3.55%	to	5.56%
ING PIMCO Total Return Portfolio - Service Class
2011	430	$13.86	to	$15.82	$6,250	2.89%	0.75%	to	1.35%	1.84%	to	2.46%
2010	556	$13.61	to	$15.44	$7,923	3.19%	0.75%	to	1.35%	6.16%	to	6.78%
2009	718	$12.82	to	$14.46	$9,629	3.45%	0.75%	to	1.35%	11.09%	to	11.75%
2008	713	$11.54	to	$12.94	$8,589	5.66%	0.75%	to	1.35%	-1.54%	to	-0.92%
2007	386	$11.72	to	$13.06	$4,744	3.24%	0.75%	to	1.35%	7.92%	to	8.56%
ING Solution 2015 Portfolio - Service Class
2011	1,306	$11.26	to	$11.73	$15,011	3.15%	0.75%	to	1.35%	-2.09%	to	-1.43%
2010	1,520	$11.50	to	$11.90	$17,776	2.21%	0.75%	to	1.35%	9.73%	to	10.39%
2009	1,596	$10.48	to	$10.78	$16,960	3.91%	0.75%	to	1.35%	20.74%	to	21.40%
2008	1,280	$8.68	to	$8.88	$11,249	1.89%	0.75%	to	1.35%	-27.91%	to	-27.39%
2007	766	$12.04	to	$12.23	$9,290	0.51%	0.75%	to	1.35%	3.26%	to	3.82%
ING Solution 2025 Portfolio - Service Class
2011	1,479	$10.86	to	$11.30	$16,403	2.09%	0.75%	to	1.35%	-4.40%	to	-3.83%
2010	1,598	$11.36	to	$11.75	$18,481	1.57%	0.75%	to	1.35%	12.25%	to	12.87%
2009	1,640	$10.12	to	$10.41	$16,849	3.52%	0.75%	to	1.35%	24.17%	to	24.82%
2008	1,108	$8.15	to	$8.34	$9,138	1.46%	0.75%	to	1.35%	-34.80%	to	-34.33%
2007	516	$12.50	to	$12.70	$6,508	0.38%	0.75%	to	1.35%	3.22%	to	3.84%

253

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2011	887	$10.82	to	$11.27	$9,777	1.62%	0.75%	to	1.35%	-5.91%	to	-5.29%
2010	955	$11.50	to	$11.90	$11,158	1.23%	0.75%	to	1.35%	12.97%	to	13.66%
2009	1,070	$10.18	to	$10.47	$11,035	2.91%	0.75%	to	1.35%	26.62%	to	27.37%
2008	980	$8.04	to	$8.22	$7,954	1.64%	0.75%	to	1.35%	-37.82%	to	-37.44%
2007	595	$12.93	to	$13.14	$7,753	0.41%	0.75%	to	1.35%	3.86%	to	4.45%
ING Solution 2045 Portfolio - Service Class
2011	104	$10.78	to	$11.23	$1,131	1.17%	0.75%	to	1.35%	-6.42%	to	-5.79%
2010	109	$11.52	to	$11.92	$1,270	0.90%	0.75%	to	1.35%	13.61%	to	14.29%
2009	135	$10.14	to	$10.43	$1,384	2.15%	0.75%	to	1.35%	28.03%	to	28.77%
2008	153	$7.92	to	$8.10	$1,225	1.36%	0.75%	to	1.35%	-40.67%	to	-40.27%
2007	84	$13.35	to	$13.56	$1,135	0.14%	0.75%	to	1.35%	4.52%	to	4.95%
ING Solution Income Portfolio - Service Class
2011	515	$11.52	to	$11.99	$6,055	4.06%	0.75%	to	1.35%	-0.95%	to	-0.42%
2010	574	$11.63	to	$12.04	$6,790	3.21%	0.75%	to	1.35%	8.09%	to	8.76%
2009	635	$10.76	to	$11.07	$6,919	5.25%	0.75%	to	1.35%	15.57%	to	16.28%
2008	581	$9.31	to	$9.52	$5,469	2.11%	0.75%	to	1.35%	-17.76%	to	-17.22%
2007	408	$11.32	to	$11.50	$4,657	0.65%	0.75%	to	1.35%	4.03%	to	4.36%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2011	576	$13.30	to	$16.50	$9,331	0.12%	0.75%	to	1.35%	-5.21%	to	-4.64%
2010	694	$13.99	to	$17.34	$11,833	0.07%	0.75%	to	1.35%	26.40%	to	27.20%
2009	680	$11.04	to	$13.67	$9,112	0.31%	0.75%	to	1.35%	44.07%	to	44.90%
2008	339	$7.65	to	$9.46	$3,090	0.06%	0.75%	to	1.35%	-44.03%	to	-43.68%
2007	204	$13.63	to	$16.84	$3,215	-	0.75%	to	1.35%	11.42%	to	12.17%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2011	11,616	$8.69	to	$14.47	$105,828	-	0.75%	to	2.35%	-3.66%	to	-2.11%
2010	11,556	$8.93	to	$14.81	$108,925	0.03%	0.75%	to	2.60%	13.47%	to	15.78%
2009	11,877	$7.87	to	$12.83	$97,640	0.01%	0.75%	to	2.60%	39.05%	to	41.41%
2008	5,066	$5.66	to	$9.09	$30,425	1.09%	0.75%	to	2.60%	-43.72%	to	-42.73%
2007	3,334	$10.10	to	$15.93	$35,823	0.14%	0.75%	to	2.45%	8.14%	to	8.79%

254

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service Class
2011	21,745	$7.08	to	$9.78	$190,490	1.75%	0.75%	to	2.35%	-14.34%	to	-12.95%
2010	25,636	$8.22	to	$11.25	$260,443	2.06%	0.75%	to	2.60%	5.73%	to	7.77%
2009	25,327	$7.67	to	$10.46	$241,228	-	0.75%	to	2.60%	28.47%	to	31.00%
2008	21,711	$5.97	to	$8.02	$159,726	3.32%	0.75%	to	2.60%	-42.17%	to	-41.17%
2007	8,749	$12.45	to	$13.64	$110,579	1.24%	0.95%	to	2.60%	12.26%	to	14.14%
ING Thornburg Value Portfolio - Initial Class
2011	105	$7.91	to	$11.76	$895	0.70%	0.95%	to	2.00%	-14.85%	to	-13.98%
2010	138	$9.29	to	$13.71	$1,384	1.47%	0.95%	to	2.10%	8.98%	to	10.36%
2009	163	$8.51	to	$12.46	$1,479	1.12%	0.95%	to	2.10%	41.78%	to	43.50%
2008	188	$5.99	to	$8.72	$1,193	0.52%	0.95%	to	2.10%	-41.01%	to	-40.35%
2007	247	$10.15	to	$14.66	$2,633	0.44%	0.95%	to	2.10%	4.98%	to	6.18%
ING Thornburg Value Portfolio - Service Class
2011	620	$9.02	to	$12.38	$6,348	0.55%	0.75%	to	2.35%	-15.38%	to	-13.89%
2010	690	$10.66	to	$14.43	$8,281	1.41%	0.75%	to	2.35%	8.55%	to	10.24%
2009	718	$9.82	to	$13.11	$7,716	0.79%	0.75%	to	2.35%	40.89%	to	43.36%
2008	679	$6.97	to	$9.18	$4,948	0.10%	0.75%	to	2.35%	-41.30%	to	-40.37%
2007	1,107	$11.74	to	$15.42	$13,460	0.75%	0.75%	to	2.35%	4.49%	to	6.20%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2011	486	$9.65	to	$12.98	$5,199	0.68%	0.75%	to	2.35%	-4.93%	to	-3.43%
2010	558	$10.15	to	$13.48	$6,229	0.64%	0.75%	to	2.35%	10.33%	to	12.15%
2009	649	$9.20	to	$12.05	$6,503	1.15%	0.75%	to	2.35%	28.49%	to	30.69%
2008	796	$7.16	to	$9.25	$6,145	1.56%	0.75%	to	2.35%	-41.41%	to	-40.47%
2007	1,086	$12.22	to	$15.57	$14,104	0.67%	0.75%	to	2.45%	-1.60%	to	0.16%
ING Strategic Allocation Conservative Portfolio -
Class S
2011	88	$14.22	to	$14.81	$1,286	3.65%	0.75%	to	1.35%	0.14%	to	0.82%
2010	100	$14.20	to	$14.69	$1,451	4.21%	0.75%	to	1.35%	9.48%	to	10.04%
2009	102	$12.97	to	$13.35	$1,353	8.24%	0.75%	to	1.35%	16.11%	to	16.90%
2008	103	$11.17	to	$11.42	$1,170	4.28%	0.75%	to	1.35%	-24.93%	to	-24.47%
2007	96	$14.88	to	$15.12	$1,445	2.50%	0.75%	to	1.35%	4.26%	to	4.71%

255

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Growth Portfolio - Class S
2011	31	$14.73	to	$15.33	$460	2.64%	0.75%	to	1.35%	-4.41%	to	-3.89%
2010	39	$15.41	to	$15.95	$601	3.36%	0.75%	to	1.35%	11.26%	to	11.93%
2009	42	$13.85	to	$14.25	$589	9.26%	0.75%	to	1.35%	23.22%	to	24.02%
2008	45	$11.24	to	$11.49	$512	3.10%	0.75%	to	1.35%	-36.98%	to	-36.69%
2007	25	$17.93	to	$18.15	$455	1.31%	0.75%	to	1.20%	3.52%	to	3.95%
ING Strategic Allocation Moderate Portfolio - Class S
2011	66	$14.47	to	$15.07	$973	2.75%	0.75%	to	1.35%	-2.23%	to	-1.63%
2010	51	$14.80	to	$15.32	$775	4.19%	0.75%	to	1.35%	10.20%	to	10.93%
2009	48	$13.43	to	$13.81	$657	7.97%	0.75%	to	1.35%	19.91%	to	20.51%
2008	50	$11.20	to	$11.46	$573	3.34%	0.75%	to	1.35%	-31.58%	to	-31.09%
2007	52	$16.37	to	$16.63	$862	2.06%	0.75%	to	1.35%	3.87%	to	4.46%
ING Growth and Income Portfolio - Class A
2011	123,527	$9.46	to	$9.63	$1,177,999	(e)	0.75%	to	2.60%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Growth and Income Portfolio - Class I
2011	9	$8.70	to	$8.76	$77	1.05%	1.25%	to	1.40%	-1.69%	to	-1.46%
2010	13	$8.85	to	$8.89	$114	0.90%	1.25%	to	1.40%	12.45%	to	12.67%
2009	14	$7.87	to	$7.89	$109	1.01%	1.25%	to	1.40%	28.50%	to	28.59%
2008	15	$6.12	to	$6.14	$90	1.67%	1.25%	to	1.40%	-38.55%	to	-38.35%
2007	15		$9.96		$150	(a)	1.25%	to	1.40%		(a)
ING Growth and Income Portfolio - Class S
2011	84,838	$8.19	to	$14.88	$724,196	1.47%	0.50%	to	2.60%	-3.08%	to	-1.00%
2010	51,286	$8.45	to	$15.07	$449,666	0.79%	0.50%	to	2.60%	10.89%	to	13.28%
2009	57,953	$7.62	to	$13.34	$453,859	1.45%	0.50%	to	2.60%	26.58%	to	29.34%
2008	44,763	$6.02	to	$10.33	$274,706	3.86%	0.50%	to	2.60%	-39.13%	to	-38.33%
2007	488	$9.94	to	$16.75	$7,420	1.64%	0.75%	to	2.20%	5.71%	to	6.35%

256

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 7
2011	538	$9.60	to	$10.35	$5,410	2.14%	1.45%	to	2.50%	-2.54%	to	-1.52%
2010	731	$9.60	to	$10.51	$7,465	2.15%	1.45%	to	2.95%	-0.52%	to	1.06%
2009	1,033	$9.65	to	$10.40	$10,450	2.29%	1.45%	to	2.95%	-1.93%	to	-0.48%
2008	1,169	$9.84	to	$10.45	$11,948	1.97%	1.45%	to	2.95%	-7.69%	to	-6.36%
2007	1,480	$10.62	to	$11.23	$16,210	2.54%	1.25%	to	3.10%	0.09%	to	2.00%
ING GET U.S. Core Portfolio - Series 8
2011	260	$9.62	to	$10.48	$2,619	1.52%	1.25%	to	2.50%	-2.93%	to	-1.69%
2010	399	$9.91	to	$10.66	$4,109	2.15%	1.25%	to	2.50%	-0.10%	to	1.14%
2009	543	$9.92	to	$10.54	$5,547	2.39%	1.25%	to	2.50%	-0.60%	to	0.57%
2008	725	$9.98	to	$10.48	$7,399	1.87%	1.25%	to	2.50%	-8.86%	to	-7.58%
2007	896	$10.77	to	$11.34	$9,955	2.27%	1.25%	to	3.10%	0.47%	to	2.35%
ING GET U.S. Core Portfolio - Series 9
2011	268	$9.77	to	$10.44	$2,735	2.01%	1.45%	to	2.45%	-2.69%	to	-1.69%
2010	387	$10.04	to	$10.62	$4,036	2.07%	1.45%	to	2.45%	1.21%	to	2.31%
2009	504	$9.89	to	$10.38	$5,144	2.25%	1.45%	to	2.50%	-1.00%
2008	596	$9.92	to	$10.38	$6,080	2.19%	1.45%	to	2.70%	-7.72%	to	-6.49%
2007	686	$10.65	to	$11.10	$7,521	2.59%	1.45%	to	3.10%	0.76%	to	2.40%
ING GET U.S. Core Portfolio - Series 10
2011	222	$9.72	to	$10.50	$2,242	2.35%	1.25%	to	2.45%	-2.02%	to	-0.85%
2010	318	$9.92	to	$10.59	$3,216	2.66%	1.25%	to	2.45%	1.53%	to	2.82%
2009	412	$9.75	to	$10.30	$4,090	2.82%	1.25%	to	2.50%	-3.37%	to	-2.09%
2008	501	$9.95	to	$10.52	$5,125	2.53%	1.25%	to	2.90%	-6.66%	to	-5.05%
2007	562	$10.66	to	$11.08	$6,095	2.00%	1.25%	to	2.90%	0.57%	to	2.31%
ING GET U.S. Core Portfolio - Series 11
2011	387	$10.05	to	$10.66	$4,001	2.17%	1.45%	to	2.40%	-1.57%	to	-0.56%
2010	468	$9.94	to	$10.72	$4,857	2.38%	1.45%	to	2.95%	1.74%	to	3.28%
2009	565	$9.77	to	$10.38	$5,718	3.98%	1.45%	to	2.95%	-3.65%	to	-2.17%
2008	742	$10.14	to	$10.61	$7,708	2.42%	1.45%	to	2.95%	-2.31%	to	-0.93%
2007	836	$10.35	to	$10.71	$8,827	3.25%	1.45%	to	3.10%	-1.05%	to	0.56%

257

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 12
2011	172	$10.12	to	$10.73	$1,817	2.59%	1.45%	to	2.45%	-1.36%	to	-0.37%
2010	187	$10.23	to	$10.77	$1,962	2.77%	1.45%	to	2.50%	3.13%	to	4.26%
2009	221	$9.71	to	$10.33	$2,232	3.19%	1.45%	to	3.05%	-3.67%	to	-2.09%
2008	268	$10.08	to	$10.55	$2,781	1.71%	1.45%	to	3.05%	-9.03%	to	-7.54%
2007	355	$11.07	to	$11.41	$4,014	1.30%	1.45%	to	3.10%	-0.18%	to	1.51%
ING GET U.S. Core Portfolio - Series 13
2011	859	$10.25	to	$10.72	$9,103	2.21%	1.45%	to	2.25%	-0.49%	to	0.28%
2010	1,215	$10.21	to	$10.69	$12,854	2.48%	1.45%	to	2.45%	3.97%	to	5.11%
2009	1,567	$9.82	to	$10.17	$15,806	3.48%	1.45%	to	2.45%	-4.47%	to	-3.51%
2008	2,204	$10.16	to	$10.54	$23,085	2.18%	1.45%	to	2.90%	-0.59%	to	0.86%
2007	3,493	$10.19	to	$10.45	$36,193	0.65%	1.45%	to	3.10%	1.70%	to	3.36%
ING GET U.S. Core Portfolio - Series 14
2011	2,709	$10.36	to	$10.93	$29,164	3.07%	1.45%	to	2.50%	0.58%	to	1.67%
2010	3,418	$10.30	to	$10.75	$36,259	3.84%	1.45%	to	2.50%	4.24%	to	5.39%
2009	4,490	$9.72	to	$10.20	$45,358	3.95%	1.45%	to	3.05%	-3.76%	to	-2.30%
2008	7,383	$10.10	to	$10.44	$76,227	1.88%	1.45%	to	3.05%	-0.10%	to	1.56%
2007	8,660	$10.11	to	$10.28	$88,486	(a)	1.45%	to	3.10%		(a)
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
2011	19,792	$9.61	to	$15.10	$198,020	-	0.75%	to	2.60%	-12.87%	to	-11.23%
2010	23,192	$11.03	to	$17.01	$263,966	-	0.75%	to	2.60%	15.14%	to	17.23%
2009	22,823	$9.58	to	$14.51	$223,254	-	0.75%	to	2.60%	48.53%	to	51.46%
2008	13,408	$6.45	to	$9.58	$87,426	-	0.75%	to	2.60%	-40.81%	to	-40.46%
2007	71	$15.83	to	$16.09	$1,140	-	0.75%	to	1.35%	17.26%	to	17.96%
ING Euro STOXX 50 Index Portfolio - Class A
2011	415	$7.03	to	$7.24	$2,955	14.38%	0.95%	to	2.25%	-19.20%	to	-18.12%
2010	541	$8.69	to	$8.83	$4,739	0.22%	1.00%	to	2.35%	-11.13%	to	-10.18%
2009	62	$9.79	to	$9.82	$608	(c)	1.15%	to	2.25%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

258

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FTSE 100 Index Portfolio - Class A
2011	222	$10.19	to	$10.52	$2,300	4.95%	0.95%	to	2.35%	-6.43%	to	-5.06%
2010	328	$10.89	to	$11.07	$3,595	0.28%	1.00%	to	2.35%	6.44%	to	7.59%
2009	74	$10.24	to	$10.27	$755	(c)	1.15%	to	2.25%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Hang Seng Index Portfolio - Class S
2011	4,031	$10.77	to	$11.19	$44,179	2.58%	0.95%	to	2.35%	-20.34%	to	-19.21%
2010	5,992	$13.52	to	$13.85	$81,884	0.06%	0.95%	to	2.35%	5.05%	to	6.54%
2009	3,225	$12.87	to	$13.00	$41,686	(c)	0.95%	to	2.35%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Index Plus LargeCap Portfolio - Class S
2011	13,071	$8.46	to	$12.83	$125,981	1.62%	0.75%	to	2.60%	-2.98%	to	-1.05%
2010	16,416	$8.66	to	$13.00	$161,332	1.70%	0.75%	to	2.60%	10.77%	to	12.77%
2009	19,841	$7.78	to	$11.56	$174,337	2.75%	0.75%	to	2.60%	19.74%	to	21.99%
2008	24,189	$6.45	to	$9.49	$174,373	2.25%	0.75%	to	2.60%	-39.00%	to	-37.84%
2007	25,928	$10.51	to	$15.31	$303,196	0.68%	0.75%	to	2.60%	2.05%	to	3.98%
ING Index Plus MidCap Portfolio - Class S
2011	8,310	$9.36	to	$15.93	$107,721	0.58%	0.75%	to	2.60%	-4.01%	to	-2.15%
2010	9,825	$9.69	to	$16.32	$131,427	0.85%	0.75%	to	2.60%	18.48%	to	20.73%
2009	11,403	$8.13	to	$13.56	$127,725	1.34%	0.75%	to	2.60%	28.07%	to	30.42%
2008	13,369	$6.31	to	$10.42	$115,644	1.19%	0.75%	to	2.60%	-39.37%	to	-38.21%
2007	16,517	$10.34	to	$16.90	$232,853	0.48%	0.75%	to	2.60%	2.49%	to	4.49%
ING Index Plus SmallCap Portfolio - Class S
2011	6,798	$8.90	to	$15.37	$83,478	0.60%	0.75%	to	2.60%	-3.53%	to	-1.73%
2010	7,901	$9.17	to	$15.68	$99,899	0.49%	0.75%	to	2.60%	19.20%	to	21.57%
2009	8,979	$7.64	to	$12.93	$94,468	1.41%	0.75%	to	2.60%	21.34%	to	23.58%
2008	10,297	$6.26	to	$10.49	$88,612	0.67%	0.75%	to	2.60%	-35.36%	to	-34.20%
2007	13,011	$9.63	to	$15.97	$171,833	0.13%	0.75%	to	2.60%	-9.01%	to	-7.17%

259

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class S
2011	5,593	$6.74	to	$12.98	$39,488	2.67%	0.75%	to	2.35%	-14.47%	to	-13.12%
2010	7,945	$7.82	to	$14.94	$65,044	3.38%	0.75%	to	2.60%	4.83%	to	6.79%
2009	8,995	$7.46	to	$13.99	$69,588	-	0.75%	to	2.60%	24.42%	to	26.32%
2008	998	$6.02	to	$6.09	$6,041	(b)	0.95%	to	2.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Japan TOPIX Index® Portfolio - Class A
2011	1,025	$9.20	to	$9.49	$9,567	1.85%	0.95%	to	2.35%	-15.75%	to	-14.58%
2010	770	$10.92	to	$11.11	$8,463	0.07%	0.95%	to	2.35%	10.98%	to	12.46%
2009	33	$9.84	to	$9.87	$324	(c)	1.00%	to	2.35%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2011	10,214	$13.34	to	$14.68	$146,033	1.00%	0.75%	to	2.35%	1.45%	to	3.16%
2010	10,188	$13.02	to	$14.23	$142,575	0.54%	0.75%	to	2.35%	9.84%	to	11.61%
2009	11,210	$11.73	to	$12.75	$141,894	(c)	0.75%	to	2.55%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Index Portfolio - Class S
2011	33,016	$8.68	to	$14.51	$296,967	1.43%	0.80%	to	2.60%	-0.57%	to	1.32%
2010	39,726	$8.73	to	$14.33	$355,951	3.29%	0.80%	to	2.60%	9.13%	to	11.17%
2009	45,756	$8.00	to	$12.91	$372,497	-	0.80%	to	2.60%	20.57%	to	22.44%
2008	3,418	$6.66	to	$6.73	$22,903	(b)	0.80%	to	2.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2011	2,887	$13.24	to	$13.76	$38,950	1.41%	0.95%	to	2.35%	-1.78%	to	-0.43%
2010	2,581	$13.42	to	$13.82	$35,226	1.65%	0.95%	to	2.60%	8.23%	to	10.12%
2009	1,922	$12.40	to	$12.55	$24,005	(c)	0.95%	to	2.60%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

260

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2011	15,771	$15.04	to	$15.77	$243,092	0.44%	0.90%	to	2.60%	-4.75%	to	-3.07%
2010	18,579	$15.79	to	$16.27	$297,977	0.29%	0.90%	to	2.60%	22.59%	to	24.77%
2009	19,157	$12.88	to	$13.04	$248,368	(c)	0.90%	to	2.60%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Mid Cap Index Portfolio - Class S
2011	10,358	$9.69	to	$10.22	$102,824	1.16%	0.95%	to	2.35%	-4.34%	to	-2.94%
2010	11,716	$10.13	to	$10.53	$120,857	0.51%	0.95%	to	2.35%	21.90%	to	23.74%
2009	10,132	$8.30	to	$8.51	$85,119	-	0.95%	to	2.40%	36.45%	to	38.37%
2008	3,704	$6.04	to	$6.15	$22,649	(b)	0.80%	to	2.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Small Cap Index Portfolio - Class S
2011	13,508	$9.84	to	$10.40	$136,076	0.79%	0.90%	to	2.35%	-6.37%	to	-5.02%
2010	16,262	$10.51	to	$10.95	$174,052	0.44%	0.80%	to	2.35%	23.07%	to	25.00%
2009	13,275	$8.54	to	$8.76	$114,700	-	0.90%	to	2.35%	23.41%	to	25.32%
2008	10,143	$6.91	to	$7.00	$70,527	(b)	0.80%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Small Company Portfolio - Class S
2011	8,403	$10.15	to	$17.77	$89,892	0.23%	0.75%	to	2.35%	-4.96%	to	-3.42%
2010	9,114	$10.65	to	$18.44	$102,443	0.32%	0.75%	to	2.35%	21.09%	to	23.07%
2009	8,151	$8.82	to	$15.02	$75,533	0.54%	0.75%	to	2.35%	24.23%	to	26.28%
2008	5,881	$7.09	to	$11.93	$43,479	0.10%	0.75%	to	2.55%	-32.17%	to	-31.74%
2007	166	$15.12	to	$17.52	$2,803	-	0.75%	to	1.35%	4.23%	to	4.89%
ING U.S. Bond Index Portfolio - Class S
2011	25,756	$11.17	to	$12.12	$297,554	1.93%	0.75%	to	2.60%	4.20%	to	6.11%
2010	21,158	$10.72	to	$11.43	$232,631	2.46%	0.75%	to	2.60%	3.18%	to	5.12%
2009	23,840	$10.39	to	$10.89	$251,758	2.45%	0.75%	to	2.60%	2.77%	to	4.78%
2008	17,418	$10.11	to	$10.41	$177,261	(b)	0.75%	to	2.60%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

261

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S
2011	22,299	$7.42	to	$7.91	$169,736	3.21%	0.75%	to	2.35%	-6.08%	to	-4.58%
2010	24,986	$7.89	to	$8.29	$201,282	3.31%	0.75%	to	2.35%	3.39%	to	5.07%
2009	27,525	$7.61	to	$7.89	$213,033	-	0.75%	to	2.35%	26.91%	to	28.92%
2008	23,942	$6.00	to	$6.12	$145,051	(b)	0.75%	to	2.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING International Value Portfolio - Class S
2011	519	$11.67	to	$13.09	$6,655	2.35%	0.75%	to	1.35%	-16.11%	to	-15.57%
2010	620	$13.88	to	$15.55	$9,445	1.72%	0.75%	to	1.35%	1.00%	to	1.56%
2009	713	$13.71	to	$15.35	$10,718	1.54%	0.75%	to	1.35%	24.38%	to	25.22%
2008	740	$10.99	to	$12.29	$8,896	2.78%	0.75%	to	1.35%	-43.09%	to	-42.76%
2007	632	$19.26	to	$21.52	$13,183	1.57%	0.75%	to	1.35%	11.53%	to	12.21%
ING MidCap Opportunities Portfolio - Class S
2011	31,078	$10.46	to	$20.14	$353,299	-	0.50%	to	2.35%	-3.14%	to	-1.33%
2010	34,369	$10.79	to	$20.50	$399,457	0.49%	0.50%	to	2.60%	26.91%	to	29.39%
2009	32,727	$8.49	to	$15.94	$297,130	0.12%	0.50%	to	2.35%	37.78%	to	40.23%
2008	34,217	$6.16	to	$11.41	$223,352	-	0.50%	to	2.45%	-39.19%	to	-38.22%
2007	2,454	$10.12	to	$18.51	$26,412	-	0.75%	to	2.35%	22.47%	to	24.51%
ING SmallCap Opportunities Portfolio - Class S
2011	6,239	$8.61	to	$18.60	$58,855	-	0.75%	to	2.35%	-1.79%	to	-0.20%
2010	7,156	$8.76	to	$18.69	$68,086	-	0.75%	to	2.35%	28.98%	to	31.14%
2009	8,154	$6.79	to	$14.29	$59,441	-	0.75%	to	2.35%	27.54%	to	29.65%
2008	9,121	$5.31	to	$11.04	$51,591	-	0.75%	to	2.45%	-36.17%	to	-35.11%
2007	11,476	$8.31	to	$17.06	$100,307	-	0.75%	to	2.60%	7.00%	to	9.00%
Invesco V.I. Leisure Fund - Series I Shares
2011	1,457	$9.46	to	$12.27	$16,498	0.40%	0.95%	to	2.60%	-6.32%	to	-4.74%
2010	1,709	$10.07	to	$12.88	$20,497	0.51%	0.95%	to	2.60%	18.64%	to	20.71%
2009	2,010	$8.46	to	$10.67	$20,121	1.81%	0.95%	to	2.60%	29.41%	to	31.57%
2008	2,328	$6.53	to	$8.11	$17,862	1.00%	0.95%	to	2.60%	-44.54%	to	-43.60%
2007	3,083	$11.74	to	$14.38	$42,305	1.58%	0.95%	to	2.60%	-3.39%	to	-1.78%

262

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I
2011	9	$8.47	to	$8.53	$75	2.61%	1.25%	to	1.40%	3.55%	to	3.65%
2010	10	$8.18	to	$8.23	$78	2.53%	1.25%	to	1.40%	7.92%	to	8.15%
2009	11	$7.58	to	$7.61	$80	1.31%	1.25%	to	1.40%	22.85%	to	22.94%
2008	12	$6.17	to	$6.19	$73	0.83%	1.25%	to	1.40%	-36.59%	to	-36.45%
2007	17	$9.73	to	$9.74	$169	(a)	1.25%	to	1.40%		(a)
Legg Mason Global Currents Variable International
All Cap Opportunity Portfolio
2011	3	$11.65			$33	8.33%	1.40%			-12.80%
2010	3	$13.36	to	$13.68	$39	2.35%	1.25%	to	1.40%	2.22%	to	2.40%
2009	4	$13.07	to	$13.36	$46	-	1.25%	to	1.40%	26.77%	to	27.00%
2008	4	$10.31	to	$10.52	$39	1.40%	1.25%	to	1.40%	-44.18%	to	-44.10%
2007	6	$18.47	to	$18.82	$104	0.83%	1.25%	to	1.40%	4.88%	to	4.96%
Legg Mason Western Asset Variable High Income
Portfolio
2011	3	$21.38			$71	8.39%	1.40%			0.99%
2010	3	$21.17	to	$21.68	$72	9.33%	1.25%	to	1.40%	14.99%	to	15.20%
2009	4	$18.41	to	$18.82	$78	12.40%	1.25%	to	1.40%	57.75%	to	57.89%
2008	4	$11.67	to	$11.92	$51	9.94%	1.25%	to	1.40%	-30.99%	to	-30.86%
2007	6	$16.91	to	$17.24	$110	8.07%	1.25%	to	1.40%	-1.11%	to	-0.92%
Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA - Service Class
2011	78	$17.96	to	$18.70	$1,442	0.42%	0.75%	to	1.35%	-3.70%	to	-3.11%
2010	97	$18.65	to	$19.30	$1,859	0.40%	0.75%	to	1.35%	21.42%	to	22.15%
2009	102	$15.36	to	$15.80	$1,600	0.50%	0.75%	to	1.35%	34.97%	to	35.86%
2008	71	$11.38	to	$11.63	$822	0.28%	0.75%	to	1.35%	-38.82%	to	-38.47%
2007	70	$18.60	to	$18.90	$1,323	0.19%	0.75%	to	1.35%	-2.72%	to	-2.17%
PIMCO Real Return Portfolio - Administrative Class
2011	929	$13.65	to	$14.22	$12,983	4.88%	0.75%	to	1.35%	10.17%	to	10.83%
2010	985	$12.39	to	$12.83	$12,463	1.47%	0.75%	to	1.35%	6.63%	to	7.27%
2009	949	$11.62	to	$11.96	$11,216	2.94%	0.75%	to	1.35%	16.78%	to	17.49%
2008	745	$9.95	to	$10.18	$7,515	4.22%	0.75%	to	1.35%	-8.29%	to	-7.71%
2007	222	$10.85	to	$11.03	$2,430	4.24%	0.75%	to	1.35%	9.05%	to	9.64%

263

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer Equity Income VCT Portfolio - Class II
2011	955	$13.71	to	$15.72	$14,738	2.01%	0.75%	to	1.35%	4.38%	to	5.03%
2010	1,063	$13.11	to	$15.01	$15,665	1.99%	0.75%	to	1.35%	17.62%	to	18.27%
2009	1,206	$11.12	to	$12.72	$15,029	3.01%	0.75%	to	1.35%	12.29%	to	13.04%
2008	1,213	$9.87	to	$11.28	$13,323	2.72%	0.75%	to	1.35%	-31.41%	to	-30.97%
2007	1,031	$14.36	to	$16.39	$16,338	2.74%	0.75%	to	1.35%	-0.80%	to	-0.20%
ProFund VP Bull
2011	1,471	$7.72	to	$10.92	$12,013	-	0.95%	to	2.25%	-2.28%	to	-0.89%
2010	1,815	$7.90	to	$11.12	$15,111	0.12%	0.95%	to	2.25%	10.03%	to	11.48%
2009	2,036	$7.18	to	$10.05	$15,316	0.65%	0.95%	to	2.25%	21.49%	to	23.28%
2008	2,280	$5.91	to	$8.22	$14,046	-	0.95%	to	2.60%	-39.27%	to	-38.28%
2007	2,986	$9.60	to	$13.43	$30,062	0.44%	0.90%	to	2.60%	0.85%	to	2.61%
ProFund VP Europe 30
2011	844	$7.77	to	$8.95	$6,949	1.04%	0.95%	to	2.35%	-10.98%	to	-9.69%
2010	1,006	$8.72	to	$13.52	$9,261	1.57%	0.95%	to	2.35%	0.21%	to	1.64%
2009	1,144	$8.70	to	$13.41	$10,444	2.60%	0.95%	to	2.35%	29.26%	to	31.05%
2008	1,401	$6.72	to	$10.32	$9,835	2.06%	0.90%	to	2.35%	-45.34%	to	-44.50%
2007	1,835	$12.05	to	$18.75	$23,421	2.03%	0.90%	to	2.60%	11.56%	to	13.54%
ProFund VP Rising Rates Opportunity
2011	1,897	$2.87	to	$3.55	$5,755	-	0.95%	to	2.35%	-38.96%	to	-38.03%
2010	2,136	$4.70	to	$5.80	$10,541	-	0.95%	to	2.60%	-18.20%	to	-16.72%
2009	2,393	$5.72	to	$7.07	$14,303	0.55%	0.95%	to	2.60%	28.82%	to	30.95%
2008	2,870	$4.43	to	$5.47	$13,199	5.38%	0.95%	to	2.60%	-39.61%	to	-38.60%
2007	4,013	$7.26	to	$9.01	$30,230	5.33%	0.95%	to	2.60%	-7.67%	to	-6.07%
Wells Fargo Advantage VT Omega Growth Fund -
Class 2
2011	106	$11.60	to	$11.74	$1,240	-	1.40%	to	2.20%	-7.64%	to	-6.90%
2010	118	$12.56	to	$12.61	$1,487	(d)	1.40%	to	2.20%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)

264

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage VT Index Asset Allocation
Fund - Class 2
2011	164	$10.78	to	$12.89	$2,052	3.04%	1.40%	to	2.20%	4.15%	to	5.05%
2010	180	$10.35	to	$12.27	$2,156	1.73%	1.40%	to	2.20%	10.70%	to	11.65%
2009	187	$9.35	to	$10.99	$2,009	1.85%	1.40%	to	2.20%	12.92%	to	13.89%
2008	210	$8.28	to	$9.65	$1,989	2.43%	1.40%	to	2.20%	-30.65%	to	-30.12%
2007	241	$11.94	to	$13.81	$3,282	2.27%	1.40%	to	2.20%	5.20%	to	6.07%
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
2011	67	$9.20	to	$11.10	$721	0.52%	1.65%	to	2.20%	-4.37%	to	-3.81%
2010	72	$9.62	to	$11.54	$807	0.73%	1.65%	to	2.20%	11.34%	to	11.93%
2009	55	$8.64	to	$10.31	$555	1.85%	1.65%	to	2.20%	14.29%	to	14.94%
2008	60	$7.56	to	$8.97	$529	1.96%	1.65%	to	2.20%	-37.83%	to	-37.49%
2007	71	$12.16	to	$14.35	$1,004	1.52%	1.65%	to	2.20%	0.50%	to	1.06%
Wells Fargo Advantage VT Small Cap Growth Fund -
Class 2
2011	22	$14.31	to	$17.38	$361	-	1.40%	to	2.20%	-6.65%	to	-5.90%
2010	24	$15.33	to	$18.47	$436	-	1.40%	to	2.20%	23.93%	to	24.97%
2009	32	$12.37	to	$14.78	$464	-	1.40%	to	2.20%	49.40%	to	50.51%
2008	44	$8.28	to	$9.82	$419	-	1.40%	to	2.20%	-42.74%	to	-42.24%
2007	53	$14.46	to	$17.00	$884	-	1.40%	to	2.20%	11.32%	to	12.21%
Wells Fargo Advantage VT Total Return Bond Fund
2011	62	$12.78	to	$14.12	$849	2.60%	1.40%	to	2.20%	5.97%	to	6.81%
2010	84	$12.06	to	$13.22	$1,075	3.34%	1.40%	to	2.20%	4.69%	to	5.51%
2009	89	$11.52	to	$12.53	$1,080	4.46%	1.40%	to	2.20%	9.51%	to	10.49%
2008	93	$10.52	to	$11.34	$1,029	4.95%	1.40%	to	2.20%	0.10%	to	0.89%
2007	119	$10.51	to	$11.24	$1,314	4.61%	1.40%	to	2.20%	3.85%	to	4.75%

265

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

(a)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

266

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2011, including portfolio names. Portfolio name changes after December 31, 2011 are not reflected in the following information.

Separate Account Annual Charges of 0.95%

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.44	$9.61	$8.02	$10.31
Value at end of period	$9.97	$10.44	$9.61	$8.02
Number of accumulation units outstanding at end of period	280,582	281,015	289,884	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40	$10.15
Value at end of period	$13.34	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	19,244	28,803	29,230	27,505	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$16.49	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Value at end of period	$15.88	$16.49	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71
Number of accumulation units outstanding at end of period	619,146	741,477	825,559	867,530	908,267	905,470	713,743	551,666	327,190	86,387
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Value at end of period	$11.53	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89
Number of accumulation units outstanding at end of period	285,227	293,761	347,831	401,729	429,511	420,104	514,374	519,515	308,618	137,711
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.77	$8.81	$7.21	$10.16
Value at end of period	$9.76	$9.77	$8.81	$7.21
Number of accumulation units outstanding at end of period	48,126	31,953	44,294	6,595
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.55	$10.04	$9.04	$10.14
Value at end of period	$11.04	$10.55	$10.04	$9.04
Number of accumulation units outstanding at end of period	180,493	222,517	163,350	44,947
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.28
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	32,538
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.60	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$13.77	$14.60	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	853,063	1,093,288	1,164,673	1,160,067	1,132,944	1,117,857	946,920	479,213	67,367

SDVA

CFI 1

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.09
Value at end of period	$8.85
Number of accumulation units outstanding at end of period	4,348
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$16.35	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	450,844	597,878	629,054	627,231	637,013	593,924	533,978	313,605	40,608
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.66	$13.13	$10.69
Value at end of period	$13.67	$14.66	$13.13
Number of accumulation units outstanding at end of period	30,032	27,911	4,071
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$14.86	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$11.51	$14.86	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	209,744	251,364	295,437	329,488	359,311	317,079	228,564	150,528	37,732	3,926
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.34	$9.18	$7.79	$10.97	$10.51	$10.01
Value at end of period	$10.08	$10.34	$9.18	$7.79	$10.97	$10.51
Number of accumulation units outstanding at end of period	51,346	40,273	37,426	44,100	63,472	96,281
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04	$10.00
Value at end of period	$13.09	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	177,965	203,769	230,323	193,360	205,623	141,657	72,996
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$12.18	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	69,218	95,761	85,779	133,789	118,427	136,843	144,971	33,385
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.10	$10.62	$9.94
Value at end of period	$12.31	$11.10	$10.62
Number of accumulation units outstanding at end of period	373,284	297,809	160,538
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67	$10.62
Value at end of period	$11.16	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	87,008	75,399	107,232	191,117	164,463	171,116	117,504
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.54	$9.86	$6.52	$9.99
Value at end of period	$10.22	$11.54	$9.86	$6.52
Number of accumulation units outstanding at end of period	46,408	54,469	38,668	18,329

SDVA

CFI 2

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.08	$9.65	$7.30	$12.55	$13.67	$10.87
Value at end of period	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	40,440	51,721	74,367	71,878	44,959	48,430
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$20.20	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	79,159	101,978	117,506	113,525	115,394	126,148	119,731	27,720
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.29	$8.30	$6.72	$10.29	$10.08	$10.05
Value at end of period	$9.92	$10.29	$8.30	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	74,976	86,773	110,539	149,933	127,183	77,168
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.05	$9.05	$6.95	$11.54	$11.18	$10.26
Value at end of period	$9.49	$10.05	$9.05	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	125,852	177,200	179,609	158,615	112,120	53,296
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.02	$7.29	$6.04	$10.18
Value at end of period	$8.11	$9.02	$7.29	$6.04
Number of accumulation units outstanding at end of period	11,164	23,032	544	434
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.36
Value at end of period	$7.24
Number of accumulation units outstanding at end of period	1,069
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05	$9.96
Value at end of period	$14.12	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	125,183	191,885	167,288	171,019	187,448	128,496	26,655
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.42	$10.21	$7.81	$11.14	$10.96	$10.02
Value at end of period	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	516,178	484,267	557,839	433,035	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.18	$9.21	$7.35	$11.92	$12.48
Value at end of period	$10.00	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	164,540	190,772	202,810	204,722	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.69	$7.92	$6.14	$9.64	$10.14
Value at end of period	$8.50	$8.69	$7.92	$6.14	$9.64
Number of accumulation units outstanding at end of period	72,451	80,827	77,286	69,684	62,482

SDVA

CFI 3

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$11.91
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	1,712
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.96
Value at end of period	$8.90
Number of accumulation units outstanding at end of period	40,755
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42	$9.56
Value at end of period	$18.39	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	82,785	110,861	149,093	127,955	96,378	59,314	38,316
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.91	$7.90	$6.13	$9.66
Value at end of period	$8.78	$8.91	$7.90	$6.13
Number of accumulation units outstanding at end of period	1,347,168	1,657,053	1,371,537	1,055,301
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.61
Number of accumulation units outstanding at end of period	989,685
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.85	$13.00	$10.19
Value at end of period	$11.19	$13.85	$13.00
Number of accumulation units outstanding at end of period	13,426	21,460	12,052
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Value at end of period	$10.18	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28
Number of accumulation units outstanding at end of period	1,740,140	2,357,494	2,858,096	1,834,630	1,639,937	397,879	407,086	418,924	334,015	141,983
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Value at end of period	$15.17	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61
Number of accumulation units outstanding at end of period	272,217	337,984	370,245	344,429	393,916	470,325	530,496	517,452	312,714	133,786
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Value at end of period	$15.02	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67
Number of accumulation units outstanding at end of period	201,065	245,499	277,071	259,992	285,715	328,082	388,229	336,053	212,622	97,304
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13	$10.04
Value at end of period	$12.54	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	2,709,064	2,931,067	2,146,877	1,471,381	359,648	249,344	99,176
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.19	$7.68	$6.09	$10.26
Value at end of period	$7.10	$8.19	$7.68	$6.09
Number of accumulation units outstanding at end of period	78,415	100,627	95,951	809

SDVA

CFI 4

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$12.47	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	168,304	182,257	190,918	211,587	224,752	248,492	218,865	160,272	84,810	6,160
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89	$10.32
Value at end of period	$12.35	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	146,043	218,839	222,057	229,290	118,769	85,406	56,402
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15	$10.10
Value at end of period	$11.58	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	112,871	141,502	167,879	180,062	148,515	99,858	45,311
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.11	$10.73
Value at end of period	$9.49	$11.11
Number of accumulation units outstanding at end of period	2,206	753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77	$10.28
Value at end of period	$20.10	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	113,488	108,658	140,300	134,627	135,439	102,809	38,991
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$18.02	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	72,812	88,208	73,106	72,668	88,982	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$16.18	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	95,306	108,636	104,806	100,668	113,966	122,935	109,313	85,598	30,406	2,395
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$14.54	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	93,344	87,878	83,827	45,525	48,061	54,505	56,706	12,323
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	27,518
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Value at end of period	$18.25	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86
Number of accumulation units outstanding at end of period	973,775	1,126,651	1,483,805	1,679,566	818,125	379,225	191,796	298,469	174,559	125,682
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$12.45	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	119,730	138,656	155,590	160,660	172,542	131,122	67,535	28,440

SDVA

CFI 5

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Value at end of period	$29.08	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96
Number of accumulation units outstanding at end of period	233,761	276,559	315,851	338,065	410,842	426,361	436,951	288,602	208,270	100,967
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.05
Value at end of period	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	183,193	189,668	193,722	160,649	158,121	112,423	62,951
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.68	$9.07	$6.50	$10.06
Value at end of period	$11.48	$11.68	$9.07	$6.50
Number of accumulation units outstanding at end of period	50,935	45,572	26,357	13,767
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68	$10.23
Value at end of period	$15.36	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	123,663	126,725	122,253	96,721	98,965	93,100	28,115
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.66	$12.98	$11.24
Value at end of period	$13.87	$14.66	$12.98
Number of accumulation units outstanding at end of period	2,735	556	628
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	88,892	102,493	111,643	108,588	119,469	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$14.46	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	135,351	150,292	170,424	176,836	168,973	139,169	54,637	46,615	29,810	1,482
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$16.39	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	364,931	376,570	353,313	372,409	449,307	476,338	449,334	447,490
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Value at end of period	$20.58	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19
Number of accumulation units outstanding at end of period	1,180,256	1,704,867	1,580,125	1,356,952	862,232	725,870	673,582	530,901	367,672	161,644
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01	$10.23
Value at end of period	$11.43	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	28,145	33,526	43,069	46,213	70,706	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.19	$10.44	$8.42	$12.71	$12.16	$10.93	$9.96
Value at end of period	$11.47	$12.19	$10.44	$8.42	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	129,346	160,008	186,703	181,447	124,288	52,429	38,742

SDVA

CFI 6

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.89	$8.32	$8.25
Value at end of period	$9.26	$8.89	$8.32
Number of accumulation units outstanding at end of period	176,878	168,328	95,905
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.37	$9.38	$9.22
Value at end of period	$10.15	$10.37	$9.38
Number of accumulation units outstanding at end of period	893,603	1,016,411	1,279,078
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.60	$9.64	$9.50
Value at end of period	$10.51	$10.60	$9.64
Number of accumulation units outstanding at end of period	771,776	964,989	985,236
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.71	$9.87	$9.75
Value at end of period	$10.83	$10.71	$9.87
Number of accumulation units outstanding at end of period	636,798	747,161	961,001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.18	$12.73	$10.71
Value at end of period	$14.60	$14.18	$12.73
Number of accumulation units outstanding at end of period	104,863	132,523	150,545
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.14	$8.24	$6.73	$10.32
Value at end of period	$9.24	$9.14	$8.24	$6.73
Number of accumulation units outstanding at end of period	100,183	142,525	142,141	123,949
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.82	$12.55	$10.65
Value at end of period	$13.76	$13.82	$12.55
Number of accumulation units outstanding at end of period	144,063	177,815	188,487
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.25	$13.04	$11.58
Value at end of period	$15.75	$16.25	$13.04
Number of accumulation units outstanding at end of period	27,576	30,837	32,327
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.53	$8.51	$6.15	$9.39
Value at end of period	$10.22	$10.53	$8.51	$6.15
Number of accumulation units outstanding at end of period	26,043	29,846	15,954	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.93	$8.76	$6.99	$10.26
Value at end of period	$10.38	$10.93	$8.76	$6.99
Number of accumulation units outstanding at end of period	58,532	48,465	27,755	23,673

SDVA

CFI 7

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02	$11.06
Value at end of period	$15.90	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	4,258	4,833	5,413	3,750	4,235	4,419	155
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.10	$9.04	$7.17	$10.18
Value at end of period	$10.70	$11.10	$9.04	$7.17
Number of accumulation units outstanding at end of period	53,688	67,550	67,630	57,125
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04	$10.18
Value at end of period	$14.13	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	629,363	810,221	851,174	769,031	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$12.26	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	251,736	289,462	303,468	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.50	$8.23	$5.83	$10.21	$10.02
Value at end of period	$9.29	$9.50	$8.23	$5.83	$10.21
Number of accumulation units outstanding at end of period	39,287	47,779	31,553	18,101	35,104
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45	$10.06
Value at end of period	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	74,481	88,304	97,947	105,954	97,500	154,055	49,031
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.58	$9.83	$7.53	$12.80	$11.22	$9.31
Value at end of period	$9.20	$10.58	$9.83	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	127,250	150,285	146,123	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53	$10.49
Value at end of period	$11.03	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	106,558	113,661	119,983	110,702	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$10.23	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Value at end of period	$8.80	$10.23	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18
Number of accumulation units outstanding at end of period	14,285	21,564	21,519	19,978	25,001	31,611	32,891	38,704	40,717	24,403
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.22	$10.70	$10.24	$9.94
Value at end of period	$11.89	$11.22	$10.70	$10.24
Number of accumulation units outstanding at end of period	122,319	118,891	112,347	33,796
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.87	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21	$10.02
Value at end of period	$11.44	$11.87	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	3,829	4,304	6,193	8,205	12,654	47,595	9,595	4,949

SDVA		CFI 8

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.15	$7.77	$6.04	$8.94
Value at end of period	$7.76	$8.15	$7.77	$6.04
Number of accumulation units outstanding at end of period	11,011	10,610	18,059	2,749
INVESCO V.I. LEISURE FUND
Value at beginning of period	$12.88	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$12.27	$12.88	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	8,721	15,907	15,494	11,818	12,345	16,278	26,508	13,783	7,507	749
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$8.89	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	5,310	3,461	1,298	2,122	4,256	6,030	4,857	5,731	1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$8.95	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	10,578	8,096	5,465	8,225	8,954	10,395	10,342	11,091	7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$3.21	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	42,486	52,573	35,221	38,392	40,425	53,562	51,285	35,487	16,785

Separate Account Annual Charges of 1.25%

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.36	$9.55	$8.00	$10.18
Value at end of period	$9.85	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	95,710	86,277	66,364	32,380
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$14.11	$11.30	$9.15	$12.90	$13.41	$11.38	$10.53
Value at end of period	$13.08	$14.11	$11.30	$9.15	$12.90	$13.41	$11.38
Number of accumulation units outstanding at end of period	4,052	8,770	8,369	10,981	7,856	7,758	2,731
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$16.02	$13.87	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98	$8.67	$9.71
Value at end of period	$15.38	$16.02	$13.87	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98	$8.67
Number of accumulation units outstanding at end of period	248,985	331,215	372,040	346,513	324,819	309,110	333,108	331,754	180,658	77,060
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.24	$9.90	$7.72	$13.67	$13.67	$11.54	$11.07	$10.08	$7.85	$9.60
Value at end of period	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.54	$11.07	$10.08	$7.85
Number of accumulation units outstanding at end of period	145,014	162,013	158,548	154,129	171,636	164,025	161,495	274,974	156,771	67,874

SDVA

CFI 9

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.69	$8.77	$7.20	$9.39
Value at end of period	$9.66	$9.69	$8.77	$7.20
Number of accumulation units outstanding at end of period	62,526	81,455	16,280	4,435
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.46	$9.99	$9.02	$9.99
Value at end of period	$10.92	$10.46	$9.99	$9.02
Number of accumulation units outstanding at end of period	69,240	77,172	76,504	14,956
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.91
Value at end of period	$9.34
Number of accumulation units outstanding at end of period	466
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.28	$12.24	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78	$10.00
Value at end of period	$13.42	$14.28	$12.24	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	357,149	430,986	433,960	382,001	342,729	325,173	331,205	625,575	112,382
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.84
Value at end of period	$8.83
Number of accumulation units outstanding at end of period	252
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.85	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$15.94	$18.85	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	275,611	335,601	350,308	332,316	315,381	286,308	298,841	302,519	126,233
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.58	$13.11	$12.57
Value at end of period	$13.55	$14.58	$13.11
Number of accumulation units outstanding at end of period	10,620	11,264	2,678
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$14.48	$13.72	$11.55	$20.76	$18.05	$14.15	$12.42	$10.67	$8.23	$10.00
Value at end of period	$11.17	$14.48	$13.72	$11.55	$20.76	$18.05	$14.15	$12.42	$10.67	$8.23
Number of accumulation units outstanding at end of period	77,268	81,100	79,752	68,575	79,175	72,925	67,064	112,158	52,301	43
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.20	$9.07	$7.73	$10.91	$10.49	$10.01
Value at end of period	$9.91	$10.20	$9.07	$7.73	$10.91	$10.49
Number of accumulation units outstanding at end of period	10,503	12,044	15,655	14,734	26,902	35,503
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.71	$10.17	$7.62	$13.14	$12.54	$11.02	$10.49
Value at end of period	$12.83	$12.71	$10.17	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	33,931	46,108	44,119	36,368	54,950	31,133	5,170

SDVA

CFI 10

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.50	$10.88	$9.18	$13.03	$12.16	$10.81	$9.92	$9.71
Value at end of period	$11.90	$11.50	$10.88	$9.18	$13.03	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	23,720	40,169	40,888	30,620	34,967	35,056	34,582	24,849
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.04	$10.60	$9.92
Value at end of period	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	132,024	76,546	49,699
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.25	$10.05	$7.81	$12.99	$12.32	$11.64	$10.91
Value at end of period	$10.94	$11.25	$10.05	$7.81	$12.99	$12.32	$11.64
Number of accumulation units outstanding at end of period	65,158	68,440	73,679	59,794	63,502	47,086	21,910
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.44	$9.81	$6.51	$9.99
Value at end of period	$10.11	$11.44	$9.81	$6.51
Number of accumulation units outstanding at end of period	6,047	7,426	10,450	1,519
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.93	$9.54	$7.24	$12.48	$13.64	$11.58
Value at end of period	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	8,576	12,374	13,467	8,440	10,347	13,102
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.25	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92	$10.66
Value at end of period	$19.73	$18.25	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	24,948	36,227	36,283	36,224	30,730	69,353	60,682	106,213
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.15	$8.20	$6.66	$10.23	$10.06	$9.47
Value at end of period	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	48,409	52,772	47,161	43,017	56,002	24,298
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.89	$8.94	$6.88	$11.46	$11.15	$10.16
Value at end of period	$9.31	$9.89	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	140,680	146,900	142,322	132,073	107,998	68,019
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.94	$7.25	$5.42
Value at end of period	$8.02	$8.94	$7.25
Number of accumulation units outstanding at end of period	1,816	6,267	2,165
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$8.81	$7.93
Value at end of period	$7.19	$8.81
Number of accumulation units outstanding at end of period	794	882

SDVA

CFI 11

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.74	$12.41	$9.03	$15.03	$13.29	$12.03	$11.10
Value at end of period	$13.84	$15.74	$12.41	$9.03	$15.03	$13.29	$12.03
Number of accumulation units outstanding at end of period	31,411	66,029	70,175	89,067	73,707	64,750	6,637
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.26	$10.10	$7.74	$11.09	$10.94	$9.95
Value at end of period	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	173,782	169,323	171,307	117,603	68,699	23,067
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.06	$9.13	$7.31	$11.90	$12.71
Value at end of period	$9.86	$10.06	$9.13	$7.31	$11.90
Number of accumulation units outstanding at end of period	51,173	59,024	44,387	44,743	23,533
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.60	$7.86	$6.11	$9.62	$10.17
Value at end of period	$8.38	$8.60	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	78,885	89,610	102,480	35,605	23,385
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.77
Value at end of period	$8.87
Number of accumulation units outstanding at end of period	3,242
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$20.09	$16.72	$12.31	$21.14	$16.06	$13.40	$11.13
Value at end of period	$18.02	$20.09	$16.72	$12.31	$21.14	$16.06	$13.40
Number of accumulation units outstanding at end of period	43,991	54,300	64,615	35,473	25,885	13,542	3,088
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.82	$7.85	$6.11	$9.46
Value at end of period	$8.67	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	669,444	739,240	536,639	331,077
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	491,945
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.78	$12.98	$10.19
Value at end of period	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	5,631	5,969	1,236
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$7.25	$9.38
Value at end of period	$9.86	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$7.25
Number of accumulation units outstanding at end of period	1,134,044	1,449,599	1,722,766	741,257	625,058	142,533	136,308	183,047	108,298	46,368
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.10	$12.57	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18	$8.58	$9.90
Value at end of period	$14.70	$15.10	$12.57	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18	$8.58
Number of accumulation units outstanding at end of period	151,784	188,551	176,016	144,046	139,039	164,673	173,738	222,237	111,247	61,372

SDVA		CFI 12

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.88	$12.31	$10.01	$15.28	$16.55	$14.76	$13.93	$11.58	$8.64	$10.10
Value at end of period	$14.55	$14.88	$12.31	$10.01	$15.28	$16.55	$14.76	$13.93	$11.58	$8.64
Number of accumulation units outstanding at end of period	95,368	123,137	115,496	98,976	106,249	115,088	136,963	184,418	108,271	45,701
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.59	$10.72	$9.76	$10.81	$10.36	$10.11	$10.12
Value at end of period	$12.28	$11.59	$10.72	$9.76	$10.81	$10.36	$10.11
Number of accumulation units outstanding at end of period	1,275,866	1,252,547	904,122	525,103	158,394	127,687	157,185
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.12	$7.64	$4.91
Value at end of period	$7.02	$8.12	$7.64
Number of accumulation units outstanding at end of period	38,427	47,491	42,816
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.52	$11.01	$8.68	$13.83	$14.34	$12.53	$12.26	$10.64	$8.31	$10.00
Value at end of period	$12.11	$12.52	$11.01	$8.68	$13.83	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	96,407	109,682	97,171	89,234	84,982	91,818	96,105	156,846	62,665	4,430
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.42	$11.22	$9.29	$12.31	$12.07	$10.87	$10.41
Value at end of period	$12.10	$12.42	$11.22	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	77,140	93,991	89,493	72,567	18,262	14,289	8,367
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.75	$10.57	$8.64	$12.91	$12.74	$11.13	$10.52
Value at end of period	$11.35	$11.75	$10.57	$8.64	$12.91	$12.74	$11.13
Number of accumulation units outstanding at end of period	50,376	102,198	111,062	89,090	99,108	101,779	24,706
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.40	$20.54	$12.13	$25.20	$18.43	$13.74	$10.61
Value at end of period	$19.70	$24.40	$20.54	$12.13	$25.20	$18.43	$13.74
Number of accumulation units outstanding at end of period	33,768	37,193	39,653	27,167	19,013	9,397	4,875
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.40	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78	$9.17	$10.00
Value at end of period	$17.50	$17.40	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	71,533	69,151	57,973	41,976	38,944	40,157	46,014	118,478	25,522	325
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85	$10.00
Value at end of period	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85
Number of accumulation units outstanding at end of period	42,160	45,784	36,908	36,111	38,065	58,061	42,521	70,555	24,875	203
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50	$10.38
Value at end of period	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	56,883	58,150	41,256	12,692	15,969	21,334	22,424	3,737
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	8,759

SDVA

CFI 13

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$17.24	$17.46	$17.62	$17.42	$16.81	$16.26	$16.02	$16.08	$16.16	$16.13
Value at end of period	$17.03	$17.24	$17.46	$17.62	$17.42	$16.81	$16.26	$16.02	$16.08	$16.16
Number of accumulation units outstanding at end of period	464,341	631,704	752,282	642,414	267,136	168,543	88,658	690,371	727,878	65,629
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.53	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22	$9.72
Value at end of period	$12.17	$12.53	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	11,883	14,593	16,198	11,297	7,679	7,007	5,867	409,584
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.52	$25.36	$21.79	$28.41	$27.67	$25.03	$24.63	$22.45	$19.47	$20.77
Value at end of period	$27.60	$27.52	$25.36	$21.79	$28.41	$27.67	$25.03	$24.63	$22.45	$19.47
Number of accumulation units outstanding at end of period	139,143	171,903	180,493	147,059	136,704	138,508	160,972	618,206	634,937	58,151
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41	$10.16
Value at end of period	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	81,571	56,342	65,727	44,479	47,204	37,092	44,225
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.59	$9.03	$6.48	$10.06
Value at end of period	$11.35	$11.59	$9.03	$6.48
Number of accumulation units outstanding at end of period	48,396	33,080	14,080	2,864
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.97	$12.42	$9.76	$13.84	$12.77	$10.66	$10.06
Value at end of period	$15.05	$13.97	$12.42	$9.76	$13.84	$12.77	$10.66
Number of accumulation units outstanding at end of period	42,890	34,504	38,389	26,050	16,908	11,266	7,026
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.58	$12.95	$12.30
Value at end of period	$13.76	$14.58	$12.95
Number of accumulation units outstanding at end of period	3,473	0	593
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	44,823	55,294	53,881	47,624	49,922	53,620	61,225
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$15.52	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30	$10.83	$8.32	$10.00
Value at end of period	$14.04	$15.52	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	25,566	27,746	24,951	19,445	14,957	17,307	5,335	12,981	15,201	1,343
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	145,304	131,692	115,217	105,448	154,042	161,645	145,467	585,689
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$19.12	$17.98	$15.91	$15.46	$14.36	$13.94	$13.78	$13.31	$12.86	$11.99
Value at end of period	$19.53	$19.12	$17.98	$15.91	$15.46	$14.36	$13.94	$13.78	$13.31	$12.86
Number of accumulation units outstanding at end of period	445,273	526,292	444,580	340,332	283,613	235,873	228,032	488,955	336,101	104,350

SDVA

CFI 14

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99	$10.67
Value at end of period	$11.20	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	33,997	40,028	37,522	42,648	52,725	27,779	29,084
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.99	$10.29	$8.33	$12.61	$12.10	$10.91	$10.83
Value at end of period	$11.24	$11.99	$10.29	$8.33	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	28,434	46,553	53,432	31,674	30,890	18,848	65,389
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.86	$8.32	$8.25
Value at end of period	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	26,812	35,681	62,442
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.33	$9.38	$9.22
Value at end of period	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	372,229	507,677	532,729
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.56	$9.63	$9.50
Value at end of period	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	459,949	509,616	584,386
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.67	$9.86	$9.75
Value at end of period	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	484,999	575,632	596,471
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.11	$12.70	$10.85
Value at end of period	$14.48	$14.11	$12.70
Number of accumulation units outstanding at end of period	67,006	82,510	88,760
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.06	$8.19	$6.72	$10.19
Value at end of period	$9.14	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	72,212	77,504	68,098	1,879
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.74	$12.52	$10.30
Value at end of period	$13.65	$13.74	$12.52
Number of accumulation units outstanding at end of period	142,297	166,304	155,223
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.17	$13.01	$11.51
Value at end of period	$15.62	$16.17	$13.01
Number of accumulation units outstanding at end of period	13,416	19,645	15,529

SDVA

CFI 15

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.44	$8.47	$6.14	$9.70
Value at end of period	$10.10	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	21,412	19,375	16,695	112
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.84	$8.71	$6.98	$10.05
Value at end of period	$10.26	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	22,735	26,550	17,771	11,987
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.69	$12.03	$9.32	$14.43	$13.31	$11.99	$11.44
Value at end of period	$15.58	$15.69	$12.03	$9.32	$14.43	$13.31	$11.99
Number of accumulation units outstanding at end of period	2,764	3,812	2,640	429	261	87	1,414
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.01	$8.99	$7.16	$10.37
Value at end of period	$10.58	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	62,885	79,324	69,190	44,144
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.63	$12.10	$9.20	$12.85	$12.47	$11.01	$10.34
Value at end of period	$13.85	$13.63	$12.10	$9.20	$12.85	$12.47	$11.01
Number of accumulation units outstanding at end of period	257,989	309,457	322,872	274,174	205,625	183,902	58,642
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.24	$10.78	$8.73	$13.75	$13.52	$11.49	$11.20	$9.72
Value at end of period	$11.98	$12.24	$10.78	$8.73	$13.75	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	118,220	101,427	95,006	60,535	44,755	41,092	81,038	201,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.40	$8.16	$5.80	$10.18	$10.13
Value at end of period	$9.16	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	33,856	14,128	13,894	6,831	9,337
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.80	$12.28	$9.04	$18.12	$15.22	$12.43	$10.20
Value at end of period	$11.94	$13.80	$12.28	$9.04	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	9,655	14,360	17,094	19,401	20,905	18,447	20,045
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.43	$9.73	$7.47	$12.74	$11.20	$9.84
Value at end of period	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	50,839	48,488	37,324	29,475	11,839	629
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.60	$10.91	$8.35	$14.01	$13.86	$11.51	$11.10
Value at end of period	$10.81	$11.60	$10.91	$8.35	$14.01	$13.86	$11.51
Number of accumulation units outstanding at end of period	15,655	16,452	16,285	12,842	15,493	5,595	37
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.94	$9.03	$6.32	$10.62	$10.03	$8.69	$8.67	$7.78	$6.15	$8.92
Value at end of period	$8.52	$9.94	$9.03	$6.32	$10.62	$10.03	$8.69	$8.67	$7.78	$6.15
Number of accumulation units outstanding at end of period	35,646	41,619	41,385	38,522	37,516	40,267	42,470	51,794	29,934	24,353

SDVA		CFI 16

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.13	$10.64	$10.21	$9.99
Value at end of period	$11.76	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	97,606	67,800	45,144	10,309
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.63	$10.42	$8.02	$13.54	$13.59	$12.04	$11.18	$10.16
Value at end of period	$11.18	$11.63	$10.42	$8.02	$13.54	$13.59	$12.04	$11.18
Number of accumulation units outstanding at end of period	645	615	616	623	1,116	1,050	2,359	14,300
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.08	$7.73	$6.18
Value at end of period	$7.67	$8.08	$7.73
Number of accumulation units outstanding at end of period	2,811	12,669	10,783
INVESCO V.I. LEISURE FUND
Value at beginning of period	$12.54	$10.42	$7.95	$14.13	$14.43	$11.73	$12.02	$10.73	$8.45	$10.00
Value at end of period	$11.91	$12.54	$10.42	$7.95	$14.13	$14.43	$11.73	$12.02	$10.73	$8.45
Number of accumulation units outstanding at end of period	7,186	14,973	14,251	13,509	13,667	13,844	16,471	37,657	12,940	696
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$8.72	$7.84	$6.38	$10.37	$10.14	$9.04	$8.91	$8.27
Value at end of period	$8.61	$8.72	$7.84	$6.38	$10.37	$10.14	$9.04	$8.91
Number of accumulation units outstanding at end of period	536	1,579	1,580	921	1,043	1,154	1,273	44,221
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.63	$9.50	$7.27	$13.15	$11.62	$10.01	$9.38	$8.31	$6.07
Value at end of period	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.01	$9.38	$8.31
Number of accumulation units outstanding at end of period	838	265	266	161	161	244	245	4,239	8,463
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37	$10.00
Value at end of period	$3.12	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37
Number of accumulation units outstanding at end of period	9,605	18,494	8,768	7,020	6,770	6,684	14,804	37,895	6,934

Separate Account Annual Charges of 1.40%

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.31	$9.53	$7.99	$9.35
Value at end of period	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	34,957	42,151	11,162	219
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.98	$11.21	$9.10	$12.85	$13.37	$11.36	$10.59
Value at end of period	$12.94	$13.98	$11.21	$9.10	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	2,631	3,478	3,249	1,153	562	674	1,965

SDVA

CFI 17

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$15.79	$13.70	$10.25	$18.15	$15.69	$14.28	$12.42	$10.93	$8.65	$9.71
Value at end of period	$15.14	$15.79	$13.70	$10.25	$18.15	$15.69	$14.28	$12.42	$10.93	$8.65
Number of accumulation units outstanding at end of period	98,826	104,271	88,501	83,419	81,584	77,598	64,722	52,998	24,049	17,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59
Value at end of period	$10.99	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83
Number of accumulation units outstanding at end of period	39,283	39,811	30,160	27,415	36,598	35,232	35,874	3,098,913	2,275,054	26,357
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.65	$8.75	$6.71
Value at end of period	$9.60	$9.65	$8.75
Number of accumulation units outstanding at end of period	35,873	42,706	28,821
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.41	$9.96	$9.01	$9.83
Value at end of period	$10.86	$10.41	$9.96	$9.01
Number of accumulation units outstanding at end of period	73,228	46,668	24,774	18,338
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$10.27
Value at end of period	$9.32
Number of accumulation units outstanding at end of period	1,816
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.12	$12.13	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$13.25	$14.12	$12.13	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	250,125	289,304	249,483	147,895	105,848	92,955	64,304	9,535,997	1,647,654
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.64	$17.73	$12.63	$22.26	$18.91	$16.20	$13.59	$11.62	$10.00
Value at end of period	$15.74	$18.64	$17.73	$12.63	$22.26	$18.91	$16.20	$13.59	$11.62
Number of accumulation units outstanding at end of period	99,593	114,325	76,634	61,743	56,718	49,787	29,719	3,147,004	589,077
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.54	$13.09	$12.49
Value at end of period	$13.50	$14.54	$13.09
Number of accumulation units outstanding at end of period	4,067	2,833	741
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$14.29	$13.56	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22	$10.00
Value at end of period	$11.01	$14.29	$13.56	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	76,889	79,852	74,033	68,866	63,529	58,300	14,888	1,748,507	506,335	0
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.12	$9.02	$7.69	$10.88	$10.48	$10.01
Value at end of period	$9.82	$10.12	$9.02	$7.69	$10.88	$10.48
Number of accumulation units outstanding at end of period	13,164	1,417	3,326	3,820	4,732	4,849
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$10.10	$7.58	$13.08	$12.51	$11.00	$10.50
Value at end of period	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.00
Number of accumulation units outstanding at end of period	44,463	54,694	45,984	7,813	8,929	7,552	3,177

SDVA

CFI 18

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$11.38	$10.79	$9.11	$12.96	$12.11	$10.78	$9.91	$8.79
Value at end of period	$11.76	$11.38	$10.79	$9.11	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	18,975	22,596	49,439	15,758	11,831	13,501	9,564	332,663
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.01	$10.59	$9.99
Value at end of period	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	26,892	17,359	16,845
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.15	$9.97	$7.77	$12.93	$12.29	$11.63	$10.90
Value at end of period	$10.82	$11.15	$9.97	$7.77	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	32,786	31,469	23,686	17,818	16,009	16,706	15,659
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.40	$9.78	$6.50	$8.50
Value at end of period	$10.05	$11.40	$9.78	$6.50
Number of accumulation units outstanding at end of period	7,369	7,188	3,608	1,368
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.85	$9.49	$7.21	$12.45	$13.62	$10.85
Value at end of period	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	7,358	8,289	7,874	5,831	4,020	1,033
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.06	$14.31	$10.68	$17.62	$21.73	$16.01	$13.90	$11.06
Value at end of period	$19.50	$18.06	$14.31	$10.68	$17.62	$21.73	$16.01	$13.90
Number of accumulation units outstanding at end of period	13,275	14,954	10,939	7,429	6,673	7,920	5,686	1,657,594
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.08	$8.16	$6.63	$10.21	$10.05	$9.07
Value at end of period	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	4,484	6,446	9,117	7,887	5,719	4,461
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.82	$8.89	$6.85	$11.43	$11.13	$10.44
Value at end of period	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13
Number of accumulation units outstanding at end of period	34,482	40,857	41,389	33,135	36,188	16,886
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.90	$7.23	$6.02	$9.31
Value at end of period	$7.97	$8.90	$7.23	$6.02
Number of accumulation units outstanding at end of period	1,171	8,885	796	628
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.60	$12.32	$8.98	$14.97	$13.26	$12.02	$10.47
Value at end of period	$13.70	$15.60	$12.32	$8.98	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	28,688	38,491	24,094	8,029	8,300	7,206	4,725

SDVA

CFI 19

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.18	$10.04	$7.71	$11.06	$10.93	$9.95
Value at end of period	$11.30	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	77,095	89,930	97,744	58,223	48,877	13,034
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.01	$9.10	$7.29	$11.89	$12.57
Value at end of period	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	62,953	86,804	67,184	24,591	24,071
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.55	$7.83	$6.09	$9.61	$9.73
Value at end of period	$8.32	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	26,331	17,242	19,434	9,062	1,720
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.55
Value at end of period	$8.86
Number of accumulation units outstanding at end of period	2,359
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$19.91	$16.60	$12.24	$21.05	$16.02	$13.38	$13.19
Value at end of period	$17.84	$19.91	$16.60	$12.24	$21.05	$16.02	$13.38
Number of accumulation units outstanding at end of period	24,921	40,326	41,375	33,553	19,986	19,309	12,920
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.78	$7.82	$6.10	$9.29
Value at end of period	$8.61	$8.78	$7.82	$6.10
Number of accumulation units outstanding at end of period	440,791	476,574	234,734	155,059
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	219,867
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.74	$12.96	$12.52
Value at end of period	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	886	2,191	766
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$7.24	$9.38
Value at end of period	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$7.24
Number of accumulation units outstanding at end of period	688,581	872,605	896,827	276,746	196,754	62,774	65,452	1,431,006	494,773	34,433
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.88	$12.41	$9.58	$15.60	$15.03	$13.97	$12.78	$11.14	$8.56	$9.89
Value at end of period	$14.47	$14.88	$12.41	$9.58	$15.60	$15.03	$13.97	$12.78	$11.14	$8.56
Number of accumulation units outstanding at end of period	78,851	80,416	65,857	48,887	57,984	63,191	68,278	437,111	33,407	19,211
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.67	$12.15	$9.89	$15.13	$16.41	$14.66	$13.85	$11.54	$8.62	$10.09
Value at end of period	$14.32	$14.67	$12.15	$9.89	$15.13	$16.41	$14.66	$13.85	$11.54	$8.62
Number of accumulation units outstanding at end of period	62,147	67,943	50,749	44,400	44,495	45,794	49,912	424,131	23,184	8,401

SDVA

CFI 20

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.49	$10.64	$9.70	$10.77	$10.33	$10.10	$9.99
Value at end of period	$12.16	$11.49	$10.64	$9.70	$10.77	$10.33	$10.10
Number of accumulation units outstanding at end of period	703,288	698,060	453,015	173,035	27,908	10,449	1,841
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.09	$7.62	$7.04
Value at end of period	$6.98	$8.09	$7.62
Number of accumulation units outstanding at end of period	37,008	43,198	21,736
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30	$10.00
Value at end of period	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	34,193	31,542	24,046	22,912	27,653	27,291	24,879	1,370,657	535,743	109
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.31	$11.14	$9.24	$12.26	$12.04	$10.86	$10.55
Value at end of period	$11.98	$12.31	$11.14	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	20,815	35,266	30,726	23,211	4,143	2,673	996
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.65	$10.50	$8.59	$12.86	$12.71	$11.11	$10.38
Value at end of period	$11.23	$11.65	$10.50	$8.59	$12.86	$12.71	$11.11
Number of accumulation units outstanding at end of period	32,383	50,162	55,575	9,960	7,943	3,670	2,254
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.19	$20.40	$12.06	$25.10	$18.38	$13.73	$10.03
Value at end of period	$19.50	$24.19	$20.40	$12.06	$25.10	$18.38	$13.73
Number of accumulation units outstanding at end of period	32,679	36,316	39,701	31,307	33,485	30,591	5,526
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.18	$14.17	$11.43	$17.32	$17.17	$14.94	$13.97	$11.75	$9.16	$10.00
Value at end of period	$17.24	$17.18	$14.17	$11.43	$17.32	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	23,968	22,376	11,303	8,503	11,300	11,613	17,028	23,126	4,935	872
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.92	$12.74	$10.14	$14.69	$15.15	$13.18	$13.63	$10.38	$7.85	$10.00
Value at end of period	$15.48	$15.92	$12.74	$10.14	$14.69	$15.15	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	37,858	56,181	43,266	11,046	11,325	14,363	8,669	1,519,167	824,986	75
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.92	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49
Value at end of period	$14.04	$13.92	$12.36	$8.80	$12.32	$11.19	$10.75
Number of accumulation units outstanding at end of period	27,517	14,706	7,962	6,975	6,988	8,028	5,873
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	7,507
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.67	$16.91	$17.09	$16.92	$16.35	$15.85	$15.64	$15.71	$15.82	$15.82
Value at end of period	$16.44	$16.67	$16.91	$17.09	$16.92	$16.35	$15.85	$15.64	$15.71	$15.82
Number of accumulation units outstanding at end of period	301,901	396,041	404,584	262,305	62,353	50,440	18,761	5,672,311	7,879,356	17,952

SDVA

CFI 21

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$12.40	$10.49	$8.25	$14.02	$12.46	$12.04	$11.21	$9.87
Value at end of period	$12.02	$12.40	$10.49	$8.25	$14.02	$12.46	$12.04	$11.21
Number of accumulation units outstanding at end of period	8,091	7,977	11,741	9,832	8,699	7,352	5,381	10,491,049
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.84	$24.78	$21.32	$27.85	$27.16	$24.60	$24.25	$22.13	$19.23	$20.55
Value at end of period	$26.89	$26.84	$24.78	$21.32	$27.85	$27.16	$24.60	$24.25	$22.13	$19.23
Number of accumulation units outstanding at end of period	66,583	68,241	65,860	40,364	45,530	46,998	50,575	8,667,716	9,215,693	20,972
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40	$10.16
Value at end of period	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	31,048	28,124	33,320	13,452	7,341	5,360	6,494
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.54	$9.00	$6.48	$10.06
Value at end of period	$11.29	$11.54	$9.00	$6.48
Number of accumulation units outstanding at end of period	16,893	15,653	3,219	3,183
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65	$10.23
Value at end of period	$14.90	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	10,377	14,365	16,031	4,898	4,892	2,674	536
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.54	$13.11
Value at end of period	$13.70	$14.54
Number of accumulation units outstanding at end of period	1,043	112
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00	$10.06
Value at end of period	$12.32	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	25,573	29,604	20,243	6,982	8,636	9,297	10,741
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$15.32	$13.41	$9.76	$16.64	$15.87	$13.68	$12.25	$10.80	$8.31	$10.00
Value at end of period	$13.84	$15.32	$13.41	$9.76	$16.64	$15.87	$13.68	$12.25	$10.80	$8.31
Number of accumulation units outstanding at end of period	13,450	16,277	15,715	11,107	10,016	5,890	2,845	3,413	2,345	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.37	$13.64	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$15.82	$15.37	$13.64	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	123,771	123,808	77,167	62,594	71,693	88,969	86,010	9,413,696
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.65	$17.56	$15.57	$15.15	$14.10	$13.71	$13.57	$13.12	$12.70	$11.86
Value at end of period	$19.03	$18.65	$17.56	$15.57	$15.15	$14.10	$13.71	$13.57	$13.12	$12.70
Number of accumulation units outstanding at end of period	204,692	205,246	143,873	99,573	66,987	75,799	71,347	5,917,199	5,369,915	78,978
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.79	$10.32	$8.43	$13.09	$12.64	$10.98	$10.82
Value at end of period	$11.09	$11.79	$10.32	$8.43	$13.09	$12.64	$10.98
Number of accumulation units outstanding at end of period	12,229	15,771	14,657	9,198	10,087	11,538	11,607

SDVA

CFI 22

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90	$10.92
Value at end of period	$11.13	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	54,155	85,241	78,711	5,299	4,262	3,211	1,030
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.84	$8.32	$8.25
Value at end of period	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	77,001	29,282	25,678
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.31	$9.37	$9.22
Value at end of period	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	251,816	273,237	276,321
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.54	$9.63	$9.49
Value at end of period	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	262,869	293,985	266,146
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.65	$9.86	$9.75
Value at end of period	$10.72	$10.65	$9.86
Number of accumulation units outstanding at end of period	218,236	191,763	132,100
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.07	$12.69	$10.84
Value at end of period	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	52,952	39,022	23,575
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.02	$8.17	$6.96
Value at end of period	$9.09	$9.02	$8.17
Number of accumulation units outstanding at end of period	38,287	46,480	43,873
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.71	$12.51	$10.64
Value at end of period	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	61,563	62,967	49,776
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.13	$13.00	$11.57
Value at end of period	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	4,160	2,784	4,073
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.40	$8.45	$5.73
Value at end of period	$10.04	$10.40	$8.45
Number of accumulation units outstanding at end of period	9,372	6,122	4,122

SDVA

CFI 23

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.80	$8.69	$6.97	$10.32
Value at end of period	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	11,878	8,936	6,351	2,003
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.55	$11.94	$9.27	$14.37	$13.27	$11.98	$12.08
Value at end of period	$15.42	$15.55	$11.94	$9.27	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	172	600	595	685	597	598	149
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.96	$8.97	$7.15	$10.45
Value at end of period	$10.52	$10.96	$8.97	$7.15
Number of accumulation units outstanding at end of period	11,271	13,854	3,903	1,200
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.51	$12.02	$9.15	$12.80	$12.43	$11.00	$10.34
Value at end of period	$13.71	$13.51	$12.02	$9.15	$12.80	$12.43	$11.00
Number of accumulation units outstanding at end of period	103,813	125,808	120,656	69,538	63,214	22,003	10,149
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$12.11	$10.69	$8.67	$13.68	$13.46	$11.46	$11.19	$9.99
Value at end of period	$11.84	$12.11	$10.69	$8.67	$13.68	$13.46	$11.46	$11.19
Number of accumulation units outstanding at end of period	65,748	64,078	58,829	34,423	32,570	29,220	27,194	4,187,985
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.35	$8.13	$5.78	$10.17	$9.91
Value at end of period	$9.09	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	8,722	7,216	9,175	0	245
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$10.80
Value at end of period	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	8,682	18,057	11,194	4,958	4,708	2,035	2,372
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.35	$9.67	$7.44	$12.71	$11.18	$9.54
Value at end of period	$8.96	$10.35	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	32,587	40,196	24,871	18,724	9,088	2,826
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2006)
Value at beginning of period	$11.50	$10.83	$8.30	$13.96	$13.82	$12.75
Value at end of period	$10.70	$11.50	$10.83	$8.30	$13.96	$13.82
Number of accumulation units outstanding at end of period	11,092	21,833	22,195	15,415	17,354	5,067
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.79	$8.92	$6.25	$10.52	$9.95	$8.63	$8.62	$7.75	$6.13	$8.91
Value at end of period	$8.39	$9.79	$8.92	$6.25	$10.52	$9.95	$8.63	$8.62	$7.75	$6.13
Number of accumulation units outstanding at end of period	18,530	24,733	17,215	10,423	12,598	17,254	17,291	16,935	16,465	9,184
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.08	$10.61	$10.20	$9.98
Value at end of period	$11.69	$11.08	$10.61	$10.20
Number of accumulation units outstanding at end of period	22,486	13,417	17,537	6,184

SDVA		CFI 24

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.52	$10.33	$7.97	$13.47	$13.53	$12.01	$11.17	$10.99
Value at end of period	$11.05	$11.52	$10.33	$7.97	$13.47	$13.53	$12.01	$11.17
Number of accumulation units outstanding at end of period	1,955	1,609	2,194	7,341	6,204	19,341	503	227
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.05	$7.71	$4.68
Value at end of period	$7.63	$8.05	$7.71
Number of accumulation units outstanding at end of period	2,511	5,911	4,908
INVESCO V.I. LEISURE FUND
Value at beginning of period	$12.38	$10.30	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44	$10.00
Value at end of period	$11.74	$12.38	$10.30	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	2,628	2,641	393	404	427	934	908	510,227	355,401	767
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$8.59	$7.74	$6.31	$10.27	$10.06	$8.97	$8.86	$8.55
Value at end of period	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.97	$8.86
Number of accumulation units outstanding at end of period	263	274	116	117	2,890	3,081	3,290	1,756,560
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.48	$9.37	$7.19	$13.01	$11.52	$9.94	$9.33	$8.28	$10.00
Value at end of period	$8.52	$9.48	$9.37	$7.19	$13.01	$11.52	$9.94	$9.33	$8.28
Number of accumulation units outstanding at end of period	1,257	664	742	307	3,077	4,022	4,230	526,719	648,934
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	15,605	8,257	6,577	6,805	1,130	1,878	2,066	834,452	98,866

Separate Account Annual Charges of 1.45%

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.30	$9.52	$7.99	$10.15
Value at end of period	$9.78	$10.30	$9.52	$7.99
Number of accumulation units outstanding at end of period	29,248	37,019	68,053	144,331
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.94	$11.19	$9.08	$12.83	$13.36	$11.36	$10.17
Value at end of period	$12.90	$13.94	$11.19	$9.08	$12.83	$13.36	$11.36
Number of accumulation units outstanding at end of period	0	78	11,584	21,384	35,522	53,854	101,863
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$15.71	$13.64	$10.21	$18.09	$15.65	$14.25	$12.39	$10.92	$8.64	$9.70
Value at end of period	$15.06	$15.71	$13.64	$10.21	$18.09	$15.65	$14.25	$12.39	$10.92	$8.64
Number of accumulation units outstanding at end of period	164,978	252,580	464,909	940,563	1,262,198	1,184,613	947,105	714,836	364,622	141,706

SDVA

CFI 25

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.02	$9.73	$7.60	$13.49	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59
Value at end of period	$10.94	$11.02	$9.73	$7.60	$13.49	$13.52	$11.44	$11.00	$10.03	$7.83
Number of accumulation units outstanding at end of period	65,038	128,808	232,220	408,019	628,695	626,432	505,609	3,518,649	2,445,416	178,215
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.64	$8.74	$7.19	$10.07
Value at end of period	$9.58	$9.64	$8.74	$7.19
Number of accumulation units outstanding at end of period	868	5,437	14,508	24,539
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.40	$9.95	$9.00	$10.15
Value at end of period	$10.84	$10.40	$9.95	$9.00
Number of accumulation units outstanding at end of period	14,308	24,827	135,712	133,576
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.02
Value at end of period	$9.32
Number of accumulation units outstanding at end of period	932
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.06	$12.09	$8.84	$16.11	$14.62	$13.53	$11.88	$10.77	$10.00
Value at end of period	$13.20	$14.06	$12.09	$8.84	$16.11	$14.62	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	256,832	434,516	758,610	1,268,127	1,559,666	1,576,120	1,198,712	10,547,830	1,864,132
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.57	$17.67	$12.60	$22.21	$18.88	$16.19	$13.58	$11.62	$10.00
Value at end of period	$15.67	$18.57	$17.67	$12.60	$22.21	$18.88	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	132,139	232,494	394,385	614,422	874,834	707,034	558,732	3,292,334	641,852
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.53	$13.09	$10.83
Value at end of period	$13.48	$14.53	$13.09
Number of accumulation units outstanding at end of period	2,032	3,412	5,397
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$14.22	$13.51	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22	$10.00
Value at end of period	$10.96	$14.22	$13.51	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22
Number of accumulation units outstanding at end of period	79,928	104,699	210,109	419,809	674,542	526,369	326,789	2,654,772	502,551	1,123
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.10	$9.01	$7.68	$10.87	$10.48	$10.01
Value at end of period	$9.80	$10.10	$9.01	$7.68	$10.87	$10.48
Number of accumulation units outstanding at end of period	159	20,239	36,548	60,389	79,007	96,371
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.56	$10.08	$7.56	$13.06	$12.49	$11.00	$10.08
Value at end of period	$12.66	$12.56	$10.08	$7.56	$13.06	$12.49	$11.00
Number of accumulation units outstanding at end of period	53,858	74,357	120,965	160,694	219,815	153,972	111,724
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.35	$10.76	$9.09	$12.94	$12.09	$10.77	$9.90	$9.67
Value at end of period	$11.71	$11.35	$10.76	$9.09	$12.94	$12.09	$10.77	$9.90
Number of accumulation units outstanding at end of period	66,278	88,043	199,728	283,944	293,296	245,971	200,632	347,886

SDVA		CFI 26

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.00	$10.58	$9.97
Value at end of period	$12.15	$11.00	$10.58
Number of accumulation units outstanding at end of period	116,755	121,015	168,892
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.12	$9.95	$7.75	$12.91	$12.28	$11.63	$10.89
Value at end of period	$10.79	$11.12	$9.95	$7.75	$12.91	$12.28	$11.63
Number of accumulation units outstanding at end of period	6,229	28,729	31,648	57,851	95,842	94,904	54,674
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.38	$9.78	$6.50	$9.99
Value at end of period	$10.03	$11.38	$9.78	$6.50
Number of accumulation units outstanding at end of period	85,977	117,506	168,045	189,036
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.82	$9.47	$7.20	$12.44	$13.62	$11.04
Value at end of period	$10.10	$10.82	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	15,665	16,937	25,116	76,035	106,326	58,581
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.00	$14.27	$10.66	$17.59	$21.70	$16.00	$13.90	$10.06
Value at end of period	$19.43	$18.00	$14.27	$10.66	$17.59	$21.70	$16.00	$13.90
Number of accumulation units outstanding at end of period	14,341	26,672	47,214	95,437	170,170	341,862	205,694	1,897,527
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05	$8.14	$6.62	$10.20	$10.05	$10.22
Value at end of period	$9.64	$10.05	$8.14	$6.62	$10.20	$10.05
Number of accumulation units outstanding at end of period	9,466	11,242	234,663	312,237	166,041	90,710
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.79	$8.87	$6.84	$11.41	$11.12	$9.91	$9.95
Value at end of period	$9.20	$9.79	$8.87	$6.84	$11.41	$11.12	$9.91
Number of accumulation units outstanding at end of period	20,845	32,054	49,033	95,814	100,793	64,978	1,262
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.89	$7.23	$6.02	$10.41
Value at end of period	$7.96	$8.89	$7.23	$6.02
Number of accumulation units outstanding at end of period	2,089	1,127	38,356	16,357
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.78	$9.81	$9.88
Value at end of period	$7.16	$8.78	$9.81
Number of accumulation units outstanding at end of period	184	0	37
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.55	$12.30	$8.96	$14.95	$13.25	$12.01	$9.96
Value at end of period	$13.65	$15.55	$12.30	$8.96	$14.95	$13.25	$12.01
Number of accumulation units outstanding at end of period	24,119	31,544	67,769	147,647	218,935	145,982	68,825

SDVA

CFI 27

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.16	$10.02	$7.70	$11.05	$10.92	$9.95
Value at end of period	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	76,729	79,398	235,471	456,916	641,840	182,288
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.99	$9.09	$7.29	$11.88	$12.48
Value at end of period	$9.76	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	99,922	133,112	187,709	306,918	282,946
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.53	$7.81	$6.09	$9.60	$10.14
Value at end of period	$8.30	$8.53	$7.81	$6.09	$9.60
Number of accumulation units outstanding at end of period	23,989	34,183	73,589	103,569	64,469
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.01	$9.99
Value at end of period	$10.40	$11.01
Number of accumulation units outstanding at end of period	0	555
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.96
Value at end of period	$8.85
Number of accumulation units outstanding at end of period	8,652
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$19.85	$16.56	$12.22	$21.02	$16.01	$13.38	$10.00
Value at end of period	$17.78	$19.85	$16.56	$12.22	$21.02	$16.01	$13.38
Number of accumulation units outstanding at end of period	54,834	66,607	180,624	314,131	369,818	334,613	136,495
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	271,426
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Fund first available during September 2008)
Value at beginning of period	$8.77	$7.82	$6.10	$9.46
Value at end of period	$8.60	$8.77	$7.82	$6.85
Number of accumulation units outstanding at end of period	79,119	50,758	980,063	4,190
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.73	$12.96	$12.18
Value at end of period	$11.04	$13.73	$12.96
Number of accumulation units outstanding at end of period	0	1,892	1,662
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$7.23	$9.38
Value at end of period	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$7.23
Number of accumulation units outstanding at end of period	14,827	83,052	835,209	3,152,418	3,008,721	587,918	563,149	2,210,160	1,239,109	224,198
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13	$8.55	$9.89
Value at end of period	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13	$8.55
Number of accumulation units outstanding at end of period	24,971	60,499	144,667	365,950	518,940	565,542	656,156	1,090,890	317,218	177,259

SDVA		CFI 28

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.60	$12.10	$9.86	$15.08	$16.36	$14.63	$13.83	$11.53	$8.61	$10.09
Value at end of period	$14.25	$14.60	$12.10	$9.86	$15.08	$16.36	$14.63	$13.83	$11.53	$8.61
Number of accumulation units outstanding at end of period	19,730	49,684	104,545	221,420	370,970	545,945	460,193	892,876	255,326	119,408
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.46	$10.62	$9.68	$10.76	$10.33	$10.10	$10.04
Value at end of period	$12.12	$11.46	$10.62	$9.68	$10.76	$10.33	$10.10
Number of accumulation units outstanding at end of period	39,890	690,272	2,760,200	2,359,809	388,947	284,351	88,256
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.08	$7.61	$6.06	$10.30
Value at end of period	$6.97	$8.08	$7.61	$6.06
Number of accumulation units outstanding at end of period	11,338	18,590	47,604	4,908
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.30	$10.84	$8.56	$13.68	$14.20	$12.44	$12.20	$10.60	$8.30	$10.00
Value at end of period	$11.87	$12.30	$10.84	$8.56	$13.68	$14.20	$12.44	$12.20	$10.60	$8.30
Number of accumulation units outstanding at end of period	19,273	60,823	100,991	156,178	232,633	294,898	305,003	314,712	128,209	5,134
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86	$10.22
Value at end of period	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	52,924	68,854	102,770	190,773	182,104	144,450	128,902
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.61	$10.47	$8.57	$12.84	$12.70	$11.11	$10.31
Value at end of period	$11.20	$11.61	$10.47	$8.57	$12.84	$12.70	$11.11
Number of accumulation units outstanding at end of period	33,054	68,566	113,355	226,283	443,151	186,203	64,110
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.12	$20.35	$12.04	$25.06	$18.36	$13.72	$10.06
Value at end of period	$19.43	$24.12	$20.35	$12.04	$25.06	$18.36	$13.72
Number of accumulation units outstanding at end of period	53,525	65,178	180,352	271,191	306,049	226,411	73,315
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.10	$14.11	$11.40	$17.27	$17.12	$14.91	$13.95	$11.74	$9.16	$10.00
Value at end of period	$17.16	$17.10	$14.11	$11.40	$17.27	$17.12	$14.91	$13.95	$11.74	$9.16
Number of accumulation units outstanding at end of period	9,435	24,159	58,828	88,108	132,151	168,891	200,030	248,264	108,853	12,516
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84	$10.00
Value at end of period	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84
Number of accumulation units outstanding at end of period	11,437	28,844	37,518	66,620	149,475	134,373	124,114	2,268,707	1,251,726	11,544
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.88	$12.32	$8.78	$12.30	$11.18	$10.74	$10.48	$9.31
Value at end of period	$13.98	$13.88	$12.32	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	9,996	47,170	88,225	57,876	107,628	105,709	95,371	67,584
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	10,045

SDVA

CFI 29

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.49	$16.73	$16.92	$16.76	$16.21	$15.71	$15.51	$15.60	$15.71	$15.71
Value at end of period	$16.25	$16.49	$16.73	$16.92	$16.76	$16.21	$15.71	$15.51	$15.60	$15.71
Number of accumulation units outstanding at end of period	375,020	592,092	1,467,203	2,902,930	1,775,553	834,228	600,124	6,868,172	9,522,307	379,647
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$12.36	$10.46	$8.23	$13.99	$12.44	$12.03	$11.21	$10.02
Value at end of period	$11.98	$12.36	$10.46	$8.23	$13.99	$12.44	$12.03	$11.21
Number of accumulation units outstanding at end of period	41,080	47,990	77,945	107,118	128,851	82,175	58,042	6,723,135
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.62	$24.59	$21.16	$27.66	$26.99	$24.46	$24.12	$22.03	$19.15	$20.47
Value at end of period	$26.65	$26.62	$24.59	$21.16	$27.66	$26.99	$24.46	$24.12	$22.03	$19.15
Number of accumulation units outstanding at end of period	29,016	80,144	173,790	298,427	509,058	545,929	586,332	7,209,493	6,645,212	129,465
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.59	$14.81	$11.32	$18.44	$14.69	$11.39	$10.11
Value at end of period	$17.40	$16.59	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	66,582	78,611	178,953	298,673	317,967	240,166	222,209
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.52	$9.00	$6.47	$10.06
Value at end of period	$11.27	$11.52	$9.00	$6.47
Number of accumulation units outstanding at end of period	6,009	9,049	17,687	26,884
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.81	$12.31	$9.69	$13.76	$12.73	$10.65	$10.20
Value at end of period	$14.84	$13.81	$12.31	$9.69	$13.76	$12.73	$10.65
Number of accumulation units outstanding at end of period	54,493	78,610	105,266	155,143	181,142	138,777	95,199
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.53	$14.02
Value at end of period	$13.68	$14.53
Number of accumulation units outstanding at end of period	819	155
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00	$10.06
Value at end of period	$12.28	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	2,032	13,805	33,374	85,989	115,631	130,234	148,134
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23	$10.79	$8.31	$10.00
Value at end of period	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23	$10.79	$8.31
Number of accumulation units outstanding at end of period	104,657	114,098	133,707	198,952	205,356	124,633	62,404	46,493	30,149	4,798
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.32	$13.60	$9.24	$12.10	$11.94	$11.12	$10.82	$10.00
Value at end of period	$15.76	$15.32	$13.60	$9.24	$12.10	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	116,927	160,264	214,385	355,072	645,733	891,162	763,255	8,744,441
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.50	$17.43	$15.45	$15.05	$14.01	$13.63	$13.50	$13.06	$12.65	$11.81
Value at end of period	$18.86	$18.50	$17.43	$15.45	$15.05	$14.01	$13.63	$13.50	$13.06	$12.65
Number of accumulation units outstanding at end of period	400,066	541,337	1,002,956	1,503,501	1,150,425	987,835	952,489	7,272,611	6,415,052	410,567

SDVA

CFI 30

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98	$10.43
Value at end of period	$11.05	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	3,973	6,765	8,900	25,983	72,601	83,748	98,943
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.85	$10.19	$8.27	$12.54	$12.06	$10.89	$10.07
Value at end of period	$11.09	$11.85	$10.19	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	41,393	75,689	112,756	164,899	159,682	123,128	130,232
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.84	$8.31	$8.25
Value at end of period	$9.16	$8.84	$8.31
Number of accumulation units outstanding at end of period	83,899	78,571	41,509
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.31	$9.37	$9.22
Value at end of period	$10.03	$10.31	$9.37
Number of accumulation units outstanding at end of period	281,908	420,267	670,674
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.53	$9.63	$9.49
Value at end of period	$10.39	$10.53	$9.63
Number of accumulation units outstanding at end of period	343,918	518,794	934,030
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.64	$9.86	$9.75
Value at end of period	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	150,579	392,883	651,120
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.06	$12.68	$10.84
Value at end of period	$14.40	$14.06	$12.68
Number of accumulation units outstanding at end of period	20,573	67,770	86,341
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.01	$8.16	$6.71	$10.25
Value at end of period	$9.07	$9.01	$8.16	$6.71
Number of accumulation units outstanding at end of period	87,526	114,143	280,224	42,302
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.70	$12.51	$10.34
Value at end of period	$13.57	$13.70	$12.51
Number of accumulation units outstanding at end of period	8,350	27,250	82,477
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.11	$12.99	$11.56
Value at end of period	$15.53	$16.11	$12.99
Number of accumulation units outstanding at end of period	25,616	30,589	32,115

SDVA

CFI 31

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.39	$8.44	$6.13	$10.48
Value at end of period	$10.02	$10.39	$8.44	$6.13
Number of accumulation units outstanding at end of period	14,312	10,465	48,233	16,262
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.78	$8.68	$6.97	$10.16
Value at end of period	$10.18	$10.78	$8.68	$6.97
Number of accumulation units outstanding at end of period	35,763	40,552	79,925	124,081
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.51	$11.92	$9.25	$14.35	$13.26	$11.98	$10.42
Value at end of period	$15.37	$15.51	$11.92	$9.25	$14.35	$13.26	$11.98
Number of accumulation units outstanding at end of period	164	164	494	4,363	7,009	8,704	10,623
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.95	$8.96	$7.15	$10.44
Value at end of period	$10.50	$10.95	$8.96	$7.15
Number of accumulation units outstanding at end of period	5,332	11,570	26,472	17,444
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.47	$11.99	$9.13	$12.78	$12.42	$11.00	$10.10
Value at end of period	$13.66	$13.47	$11.99	$9.13	$12.78	$12.42	$11.00
Number of accumulation units outstanding at end of period	317,570	409,614	616,266	1,033,419	1,123,549	871,871	404,984
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.07	$10.66	$8.65	$13.65	$13.44	$11.45	$11.18	$10.05
Value at end of period	$11.79	$12.07	$10.66	$8.65	$13.65	$13.44	$11.45	$11.18
Number of accumulation units outstanding at end of period	83,312	109,229	170,972	271,992	370,643	324,040	185,397	4,592,038
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.33	$8.12	$5.78	$10.17	$10.22
Value at end of period	$9.07	$9.33	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	17,986	29,704	59,665	25,234	87,294
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41	$10.06
Value at end of period	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	9,262	11,020	37,045	81,007	109,023	90,947	90,519
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.33	$9.65	$7.43	$12.69	$11.18	$10.17
Value at end of period	$8.94	$10.33	$9.65	$7.43	$12.69	$11.18
Number of accumulation units outstanding at end of period	40,595	51,318	73,996	116,050	74,518	28,173
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.47	$10.80	$8.28	$13.94	$13.81	$11.49	$11.00
Value at end of period	$10.66	$11.47	$10.80	$8.28	$13.94	$13.81	$11.49
Number of accumulation units outstanding at end of period	25,488	28,268	47,082	78,315	88,948	130,257	2,425
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.75	$8.88	$6.22	$10.48	$9.92	$8.61	$8.61	$7.74	$6.13	$8.91
Value at end of period	$8.35	$9.75	$8.88	$6.22	$10.48	$9.92	$8.61	$8.61	$7.74	$6.13
Number of accumulation units outstanding at end of period	422	8,293	18,489	29,675	40,369	50,854	60,516	80,037	82,473	51,743

SDVA		CFI 32

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.07	$10.61	$10.20	$9.88
Value at end of period	$11.67	$11.07	$10.61	$10.20
Number of accumulation units outstanding at end of period	31,003	83,078	235,361	229,001
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.48	$10.30	$7.95	$13.44	$13.52	$12.00	$11.17	$9.87
Value at end of period	$11.00	$11.48	$10.30	$7.95	$13.44	$13.52	$12.00	$11.17
Number of accumulation units outstanding at end of period	1,759	3,056	4,903	8,957	12,336	15,848	11,669	13,294
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.03	$7.70	$6.01	$10.22
Value at end of period	$7.61	$8.03	$7.70	$6.01
Number of accumulation units outstanding at end of period	3,259	3,284	33,627	10,451
INVESCO V.I. LEISURE FUND
Value at beginning of period	$12.33	$10.26	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44	$10.00
Value at end of period	$11.68	$12.33	$10.26	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	1,947	2,528	9,074	16,490	35,176	44,791	57,976	840,926	567,796	4,265
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.24	$10.00
Value at end of period	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.24
Number of accumulation units outstanding at end of period	136	3,814	6,453	19,260	28,683	33,353	48,020	3,671,891	3,673,934
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27	$10.00
Value at end of period	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27
Number of accumulation units outstanding at end of period	192	3,562	7,914	9,169	23,411	26,550	30,722	795,586	786,491
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36	$10.00
Value at end of period	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	8,387	23,644	50,115	85,737	114,041	170,267	143,669	1,079,664	214,510

Separate Account Annual Charges of 1.75%

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.21	$9.47	$7.97	$10.14
Value at end of period	$9.67	$10.21	$9.47	$7.97
Number of accumulation units outstanding at end of period	11,981	12,963	16,653	29,714
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.70	$11.03	$8.98	$12.72	$13.29	$11.33	$10.03
Value at end of period	$12.64	$13.70	$11.03	$8.98	$12.72	$13.29	$11.33
Number of accumulation units outstanding at end of period	1,674	1,833	3,262	11,728	19,670	24,269	34,235

SDVA

CFI 33

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$15.27	$13.29	$9.98	$17.73	$15.39	$14.06	$12.26	$10.84	$8.61	$9.69
Value at end of period	$14.58	$15.27	$13.29	$9.98	$17.73	$15.39	$14.06	$12.26	$10.84	$8.61
Number of accumulation units outstanding at end of period	12,066	38,515	124,135	306,968	472,504	505,859	445,887	319,740	210,166	80,927
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57
Value at end of period	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79
Number of accumulation units outstanding at end of period	15,003	35,705	88,923	172,300	278,468	306,614	315,015	1,163,703	987,940	140,604
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.56	$8.69	$7.17	$9.26
Value at end of period	$9.48	$9.56	$8.69	$7.17
Number of accumulation units outstanding at end of period	0	5,655	35,229	77,205
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.31	$9.90	$8.98	$10.14
Value at end of period	$10.71	$10.31	$9.90	$8.98
Number of accumulation units outstanding at end of period	1,677	18,545	42,424	43,207
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$9.23
Value at end of period	$9.29
Number of accumulation units outstanding at end of period	2,569
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.75	$11.86	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76	$10.00
Value at end of period	$12.87	$13.75	$11.86	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	36,207	112,026	218,529	420,582	572,491	537,745	479,943	2,291,803	726,382
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.16	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$15.28	$18.16	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	19,489	55,070	98,221	213,978	348,184	305,285	234,850	865,696	208,539
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.45	$13.06	$12.76
Value at end of period	$13.37	$14.45	$13.06
Number of accumulation units outstanding at end of period	0	1,556	1,712
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$13.85	$13.19	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21	$10.00
Value at end of period	$10.64	$13.85	$13.19	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21
Number of accumulation units outstanding at end of period	4,276	19,432	41,541	81,666	100,240	108,821	100,067	330,064	172,289	806
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.96	$8.91	$7.62	$10.82	$10.46	$10.01
Value at end of period	$9.63	$9.96	$8.91	$7.62	$10.82	$10.46
Number of accumulation units outstanding at end of period	0	1,688	4,424	19,505	45,204	54,428
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.35	$9.93	$7.48	$12.96	$12.43	$10.98	$10.31
Value at end of period	$12.40	$12.35	$9.93	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	3,757	7,793	14,337	24,337	37,266	32,972	22,586

SDVA

CFI 34

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$11.12	$10.58	$8.96	$12.79	$12.00	$10.72	$9.88	$8.93
Value at end of period	$11.44	$11.12	$10.58	$8.96	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	7,623	14,179	22,462	46,226	53,813	70,035	70,166	78,661
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.94	$10.56	$10.03
Value at end of period	$12.04	$10.94	$10.56
Number of accumulation units outstanding at end of period	26,202	29,628	29,653
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.93	$9.81	$7.67	$12.81	$12.21	$11.60	$10.64
Value at end of period	$10.57	$10.93	$9.81	$7.67	$12.81	$12.21	$11.60
Number of accumulation units outstanding at end of period	4,268	6,673	16,618	45,955	54,384	59,942	53,910
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.29	$9.73	$6.49	$9.99
Value at end of period	$9.92	$11.29	$9.73	$6.49
Number of accumulation units outstanding at end of period	788	7,600	8,548	19,450
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.67	$9.36	$7.14	$12.38	$13.59	$11.46
Value at end of period	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	0	1,413	7,623	23,669	24,009	12,666
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.64	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87	$9.68
Value at end of period	$18.98	$17.64	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	7,388	10,344	17,398	40,770	66,216	85,730	63,136	463,695
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.91	$8.05	$6.57	$10.15	$10.03	$10.05
Value at end of period	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	4,895	11,462	23,193	31,915	31,464	13,807
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.64	$8.76	$6.77	$11.34	$11.08	$9.91	$9.93
Value at end of period	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08	$9.91
Number of accumulation units outstanding at end of period	220	5,626	11,997	20,934	30,713	27,831	5,194
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.82	$7.19	$6.01	$9.25
Value at end of period	$7.87	$8.82	$7.19	$6.01
Number of accumulation units outstanding at end of period	0	700	0	1,503
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.29	$12.12	$8.86	$14.82	$13.18	$11.99	$9.95
Value at end of period	$13.37	$15.29	$12.12	$8.86	$14.82	$13.18	$11.99
Number of accumulation units outstanding at end of period	14,422	25,724	43,677	68,515	74,503	65,085	29,573

SDVA

CFI 35

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.00	$9.91	$7.64	$10.99	$10.90	$10.00
Value at end of period	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	13,251	15,044	77,376	200,497	224,942	92,585
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.88	$9.01	$7.25	$11.86	$12.56
Value at end of period	$9.63	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	6,981	11,652	29,366	58,150	65,139
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.44	$7.75	$6.05	$9.58	$10.00
Value at end of period	$8.18	$8.44	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	779	4,081	15,848	110,359	118,027
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.65
Value at end of period	$8.83
Number of accumulation units outstanding at end of period	7,112
ING GLOBAL RESOURCES PORTFOLIO (CALSS S)
(Fund first available during May 2005)
Value at beginning of period	$19.51	$16.33	$12.08	$20.85	$15.92	$13.35	$10.25
Value at end of period	$17.42	$19.51	$16.33	$12.08	$20.85	$15.92	$13.35
Number of accumulation units outstanding at end of period	488	8,705	29,486	76,299	74,303	70,002	20,928
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.68	$7.76	$6.08	$9.53
Value at end of period	$8.49	$8.68	$7.76	$6.08
Number of accumulation units outstanding at end of period	14,144	11,894	505,910	1,016,111
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.54
Number of accumulation units outstanding at end of period	25,462
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.66	$12.93	$11.41
Value at end of period	$10.94	$13.66	$12.93
Number of accumulation units outstanding at end of period	0	0	1,064
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$7.20	$9.36
Value at end of period	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$7.20
Number of accumulation units outstanding at end of period	4,951	22,122	408,941	1,943,130	1,875,407	265,732	263,048	548,608	275,705	35,518
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.39	$12.04	$9.32	$15.24	$14.74	$13.75	$12.62	$11.04	$8.51	$9.87
Value at end of period	$13.94	$14.39	$12.04	$9.32	$15.24	$14.74	$13.75	$12.62	$11.04	$8.51
Number of accumulation units outstanding at end of period	6,105	33,168	109,901	198,220	284,569	330,075	380,649	430,312	189,683	94,503
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.18	$11.79	$9.64	$14.78	$16.09	$14.43	$13.68	$11.44	$8.57	$10.07
Value at end of period	$13.80	$14.18	$11.79	$9.64	$14.78	$16.09	$14.43	$13.68	$11.44	$8.57
Number of accumulation units outstanding at end of period	5,684	26,211	75,694	133,846	186,973	226,332	255,221	345,339	128,264	50,587

SDVA

CFI 36

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.26	$10.47	$9.57	$10.67	$10.27	$10.08	$10.02
Value at end of period	$11.87	$11.26	$10.47	$9.57	$10.67	$10.27	$10.08
Number of accumulation units outstanding at end of period	11,068	256,726	1,341,153	1,236,734	156,180	134,360	58,209
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.01	$7.57	$6.05	$10.40
Value at end of period	$6.89	$8.01	$7.57	$6.05
Number of accumulation units outstanding at end of period	1	7,566	16,249	934
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$11.98	$10.59	$8.39	$13.44	$14.00	$12.30	$12.10	$10.55	$8.28	$10.00
Value at end of period	$11.53	$11.98	$10.59	$8.39	$13.44	$14.00	$12.30	$12.10	$10.55	$8.28
Number of accumulation units outstanding at end of period	3,803	20,418	47,130	100,672	140,726	152,841	145,014	733,524	589,925	6,396
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83	$10.21
Value at end of period	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	15,910	20,656	35,621	72,922	49,418	41,545	25,643
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.41	$10.32	$8.48	$12.73	$12.63	$11.09	$10.33
Value at end of period	$10.97	$11.41	$10.32	$8.48	$12.73	$12.63	$11.09
Number of accumulation units outstanding at end of period	2,706	10,725	30,725	64,900	93,646	102,143	25,456
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.71	$20.06	$11.90	$24.86	$18.27	$13.69	$10.56
Value at end of period	$19.04	$23.71	$20.06	$11.90	$24.86	$18.27	$13.69
Number of accumulation units outstanding at end of period	9,694	8,163	24,363	63,201	79,601	57,079	25,623
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$16.65	$13.78	$11.17	$16.97	$16.88	$14.75	$13.83	$11.68	$9.14	$10.00
Value at end of period	$16.66	$16.65	$13.78	$11.17	$16.97	$16.88	$14.75	$13.83	$11.68	$9.14
Number of accumulation units outstanding at end of period	1,133	16,630	44,750	85,153	88,253	109,609	135,651	189,608	65,061	6,147
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.43	$12.39	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83	$10.00
Value at end of period	$14.96	$15.43	$12.39	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Number of accumulation units outstanding at end of period	3,732	7,381	16,904	31,195	50,964	51,518	46,549	434,570	299,555	2,705
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$13.60	$12.11	$8.65	$12.16	$11.09	$10.69	$10.46	$9.34
Value at end of period	$13.66	$13.60	$12.11	$8.65	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	2,713	4,369	10,130	14,954	21,714	26,484	32,324	4,715
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.04
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	3,591
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.42	$15.69	$15.92	$15.82	$15.34	$14.92	$14.78	$14.90	$15.05	$15.11
Value at end of period	$15.16	$15.42	$15.69	$15.92	$15.82	$15.34	$14.92	$14.78	$14.90	$15.05
Number of accumulation units outstanding at end of period	63,571	118,441	515,966	1,385,333	950,438	503,921	163,682	1,213,060	1,545,927	116,034

SDVA

CFI 37

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.11	$10.28	$8.11	$13.84	$12.34	$11.97	$11.18	$10.08
Value at end of period	$11.70	$12.11	$10.28	$8.11	$13.84	$12.34	$11.97	$11.18
Number of accumulation units outstanding at end of period	543	9,252	12,655	19,430	26,985	19,088	33,051	1,545,306
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$25.34	$23.48	$20.27	$26.57	$26.00	$23.64	$23.38	$21.42	$18.67	$20.03
Value at end of period	$25.29	$25.34	$23.48	$20.27	$26.57	$26.00	$23.64	$23.38	$21.42	$18.67
Number of accumulation units outstanding at end of period	12,445	26,022	88,165	198,538	273,661	288,425	339,932	2,918,631	2,962,240	136,882
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37	$10.07
Value at end of period	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	12,307	13,381	51,116	100,788	94,127	79,898	58,814
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.43	$8.95	$6.46	$10.05
Value at end of period	$11.14	$11.43	$8.95	$6.46
Number of accumulation units outstanding at end of period	3,156	3,363	1,552	3,759
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.57	$12.13	$9.58	$13.65	$12.66	$10.62	$10.09
Value at end of period	$14.54	$13.57	$12.13	$9.58	$13.65	$12.66	$10.62
Number of accumulation units outstanding at end of period	3,479	14,126	16,856	31,246	40,607	39,650	27,021
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.45	$12.90	$12.83
Value at end of period	$13.57	$14.45	$12.90
Number of accumulation units outstanding at end of period	0	958	958
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$13.33	$11.69	$8.52	$14.53	$13.88	$11.98	$10.06
Value at end of period	$12.03	$13.33	$11.69	$8.52	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	1,222	1,542	17,301	40,891	55,303	66,177	74,697
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$14.85	$13.05	$9.53	$16.30	$15.61	$13.51	$12.13	$10.74	$8.29	$10.00
Value at end of period	$13.37	$14.85	$13.05	$9.53	$16.30	$15.61	$13.51	$12.13	$10.74	$8.29
Number of accumulation units outstanding at end of period	5,012	4,593	14,528	34,743	53,350	49,580	15,023	25,934	16,831	295
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	10,106	28,753	73,312	131,540	227,570	251,546	262,811	2,556,237
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.60	$16.64	$14.80	$14.45	$13.50	$13.17	$13.08	$12.70	$12.34	$11.55
Value at end of period	$17.90	$17.60	$16.64	$14.80	$14.45	$13.50	$13.17	$13.08	$12.70	$12.34
Number of accumulation units outstanding at end of period	66,773	200,092	417,084	576,714	549,611	488,214	531,245	2,353,927	2,257,025	238,795
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95	$10.64
Value at end of period	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	0	406	8,288	21,325	37,122	44,851	43,430

SDVA

CFI 38

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.64	$10.05	$8.17	$12.44	$12.00	$10.87	$10.14
Value at end of period	$10.87	$11.64	$10.05	$8.17	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	3,854	6,206	15,555	29,381	33,962	23,279	39,380
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.81	$8.31	$8.25
Value at end of period	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	5,827	0	11,999
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.27	$9.37	$9.21
Value at end of period	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	48,448	176,839	327,572
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.50	$9.62	$9.49
Value at end of period	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	65,114	244,292	397,267
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.60	$9.85	$9.75
Value at end of period	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	62,793	106,183	329,629
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.99	$12.66	$10.83
Value at end of period	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	868	9,116	24,417
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.94	$8.12	$6.69	$9.09
Value at end of period	$8.97	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	6,327	25,481	69,659	27,289
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.62	$12.48	$10.63
Value at end of period	$13.46	$13.62	$12.48
Number of accumulation units outstanding at end of period	2,393	15,290	71,456
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.03	$12.96	$11.55
Value at end of period	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	94	5,638	11,426
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.30	$8.39	$6.11	$10.38
Value at end of period	$9.91	$10.30	$8.39	$6.11
Number of accumulation units outstanding at end of period	6,694	5,372	8,467	8,334

SDVA

CFI 39

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.69	$8.63	$6.95	$10.36
Value at end of period	$10.06	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	6,689	5,585	10,151	22,724
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.24	$11.75	$9.15	$14.24	$13.19	$11.95	$11.40
Value at end of period	$15.05	$15.24	$11.75	$9.15	$14.24	$13.19	$11.95
Number of accumulation units outstanding at end of period	0	4,426	6,100	8,447	8,804	13,856	4,439
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.86	$8.91	$7.13	$10.68
Value at end of period	$10.38	$10.86	$8.91	$7.13
Number of accumulation units outstanding at end of period	1,546	7,702	4,758	9,187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.24	$11.82	$9.03	$12.68	$12.36	$10.97	$9.99
Value at end of period	$13.38	$13.24	$11.82	$9.03	$12.68	$12.36	$10.97
Number of accumulation units outstanding at end of period	19,236	43,948	98,551	234,640	335,786	271,293	102,114
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.83	$10.47	$8.53	$13.50	$13.33	$11.40	$11.16	$10.07
Value at end of period	$11.52	$11.83	$10.47	$8.53	$13.50	$13.33	$11.40	$11.16
Number of accumulation units outstanding at end of period	17,170	24,684	62,824	125,026	132,415	135,716	116,092	1,402,760
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.22	$8.05	$5.75	$10.15	$10.22
Value at end of period	$8.94	$9.22	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	3,448	7,311	16,688	3,565	324
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.40	$11.99	$8.87	$17.88	$15.09	$12.39	$10.00
Value at end of period	$11.54	$13.40	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	1,820	2,015	10,377	28,090	43,845	45,314	30,219
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.18	$9.54	$7.37	$12.63	$11.16	$10.17
Value at end of period	$8.78	$10.18	$9.54	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	1,078	3,347	20,600	33,678	18,700	8,343
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.27	$10.65	$8.19	$13.82	$13.74	$11.47	$10.28
Value at end of period	$10.44	$11.27	$10.65	$8.19	$13.82	$13.74	$11.47
Number of accumulation units outstanding at end of period	194	498	5,862	14,595	22,698	26,144	2,415
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.47	$8.65	$6.08	$10.28	$9.76	$8.50	$8.52	$7.68	$6.10	$8.89
Value at end of period	$8.08	$9.47	$8.65	$6.08	$10.28	$9.76	$8.50	$8.52	$7.68	$6.10
Number of accumulation units outstanding at end of period	1,678	3,036	7,285	14,781	25,014	24,968	30,316	44,868	47,044	45,652
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.98	$10.55	$10.17	$9.84
Value at end of period	$11.53	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	1,160	10,455	28,267	15,769

SDVA		CFI 40

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25	$10.13	$7.84	$13.29	$13.41	$11.94	$11.47
Value at end of period	$10.75	$11.25	$10.13	$7.84	$13.29	$13.41	$11.94
Number of accumulation units outstanding at end of period	0	32	352	484	485	852	2,196
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.97	$7.66	$6.00	$8.92
Value at end of period	$7.53	$7.97	$7.66	$6.00
Number of accumulation units outstanding at end of period	0	0	483	816
INVESCO V.I. LEISURE FUND
Value at beginning of period	$12.00	$10.02	$7.68	$13.73	$14.09	$11.51	$11.86	$10.64	$8.42	$10.00
Value at end of period	$11.34	$12.00	$10.02	$7.68	$13.73	$14.09	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	377	4,928	8,101	12,158	17,635	19,473	21,521	255,487	231,095	1,328
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18	$10.00
Value at end of period	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Number of accumulation units outstanding at end of period	0	563	564	2,211	4,738	4,927	5,894	518,311	467,546
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.16	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20	$10.00
Value at end of period	$8.20	$9.16	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Number of accumulation units outstanding at end of period	0	609	613	1,645	5,753	7,207	5,031	140,140	190,714
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	0	1,711	18,247	22,248	36,075	43,490	45,832	282,310	74,879

Separate Account Annual Charges of 1.90%

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.17	$9.44	$7.96	$9.62
Value at end of period	$9.61	$10.17	$9.44	$7.96
Number of accumulation units outstanding at end of period	12,176	12,692	24,268	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32	$10.19
Value at end of period	$12.51	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	0	0	1,239	7,125	10,744	11,104	11,597
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$15.05	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Value at end of period	$14.35	$15.05	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59
Number of accumulation units outstanding at end of period	8,741	20,770	63,550	112,124	167,342	165,314	155,560	117,473	73,653	26,329

SDVA

CFI 41

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Value at end of period	$10.42	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78
Number of accumulation units outstanding at end of period	4,003	17,511	43,756	122,027	147,298	133,068	139,709	3,034,707	1,794,730	24,657
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.52	$8.67	$7.16	$9.92
Value at end of period	$9.42	$9.52	$8.67	$7.16
Number of accumulation units outstanding at end of period	0	0	1,019	126
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.27	$9.87	$8.97	$10.13
Value at end of period	$10.65	$10.27	$9.87	$8.97
Number of accumulation units outstanding at end of period	0	31,616	56,479	57,287
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.60	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$12.70	$13.60	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	24,531	71,213	156,771	315,600	378,379	365,547	361,680	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$15.09	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	14,184	35,614	87,804	137,719	186,510	174,458	156,496	3,432,847	564,361
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.42	$13.04	$11.45
Value at end of period	$13.31	$14.42	$13.04
Number of accumulation units outstanding at end of period	0	0	553
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$13.67	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$10.48	$13.67	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	1,686	8,924	31,711	51,840	77,444	74,000	53,936	3,062,604	582,823	2,717
ING BALANCED PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$9.89	$8.86	$7.59	$10.79	$10.44	$10.01
Value at end of period	$9.54	$9.89	$8.86	$7.59	$10.79	$10.44
Number of accumulation units outstanding at end of period	0	19,122	22,495	24,621	29,770	34,865
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97	$10.42
Value at end of period	$12.27	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	9,306	2,304	12,738	54,352	53,674	15,523	17,235
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$11.31	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	1,310	6,985	19,291	64,844	65,076	71,746	69,489	592,804
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.91	$10.55	$9.97
Value at end of period	$11.99	$10.91	$10.55
Number of accumulation units outstanding at end of period	8,848	9,366	13,288

SDVA		CFI 42

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59	$11.18
Value at end of period	$10.46	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	708	5,590	17,922	28,574	37,675	47,308	44,540
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.24	$9.70	$6.48	$9.99
Value at end of period	$9.86	$11.24	$9.70	$6.48
Number of accumulation units outstanding at end of period	1,533	3,437	4,612	3,252
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.60	$9.31	$7.11	$12.35	$13.58	$11.42
Value at end of period	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	0	283	2,911	8,882	13,622	13,045
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$18.76	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	543	1,208	8,509	20,724	46,503	61,826	41,575	1,760,569
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.84	$8.01	$6.54	$10.12	$10.02	$10.19
Value at end of period	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	27	139	865	4,994	4,112	5,452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.57	$8.70	$6.74	$11.31	$11.07	$9.96
Value at end of period	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	0	5,455	10,587	19,769	21,550	18,010
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.78	$7.17	$6.00	$8.86
Value at end of period	$7.82	$8.78	$7.17	$6.00
Number of accumulation units outstanding at end of period	0	0	0	171
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97	$11.08
Value at end of period	$13.24	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	1,649	3,603	31,150	57,885	62,177	32,111	22,982
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.92	$9.85	$7.61	$10.96	$10.89	$9.98
Value at end of period	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	8,734	18,797	26,341	81,432	106,851	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.82	$8.97	$7.23	$11.85	$12.70
Value at end of period	$9.56	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	0	5,200	23,366	68,923	70,039

SDVA

CFI 43

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.39	$7.72	$6.04	$9.57	$10.09
Value at end of period	$8.12	$8.39	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	0	2,518	9,173	34,671	33,974
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.43
Value at end of period	$8.82
Number of accumulation units outstanding at end of period	663
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33	$10.22
Value at end of period	$17.24	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	3,727	4,139	14,729	38,394	43,464	47,838	14,432
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.64	$7.74	$6.07	$9.26
Value at end of period	$8.43	$8.64	$7.74	$6.07
Number of accumulation units outstanding at end of period	1,133	14,898	365,489	539,831
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.52
Number of accumulation units outstanding at end of period	27,476
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.62	$12.92	$10.80
Value at end of period	$10.90	$13.62	$12.92
Number of accumulation units outstanding at end of period	0	207	39
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Value at end of period	$9.20	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18
Number of accumulation units outstanding at end of period	14,559	26,700	267,105	1,162,616	1,006,831	121,893	127,326	1,954,792	957,662	26,792
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Value at end of period	$13.72	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49
Number of accumulation units outstanding at end of period	4,266	37,177	81,040	129,754	170,272	204,576	215,751	770,708	113,912	97,941
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Value at end of period	$13.58	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55
Number of accumulation units outstanding at end of period	1,922	21,895	64,677	104,324	153,572	172,412	176,453	711,336	101,972	69,821
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06	$10.03
Value at end of period	$11.75	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	1,592	132,398	752,666	780,147	105,617	68,813	38,902
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$7.98	$7.55	$6.36
Value at end of period	$6.85	$7.98	$7.55
Number of accumulation units outstanding at end of period	0	954	27,336

SDVA

CFI 44

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$11.36	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	945	6,991	22,655	39,124	57,070	95,691	98,322	177,317	54,491	2,102
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82	$10.48
Value at end of period	$11.58	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	334	1,184	12,316	33,284	21,895	15,076	28,433
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07	$10.68
Value at end of period	$10.86	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	1,194	9,551	25,385	36,970	41,623	38,660	18,860
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68	$10.34
Value at end of period	$18.84	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	6,952	9,123	18,896	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$16.42	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	1,859	8,479	22,817	37,233	53,606	120,976	141,544	143,912	82,437	2,029
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	1,522	3,714	14,494	53,162	67,737	70,056	83,207	2,099,655	1,006,794	2,735
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	796	423	4,747	3,277	8,614	10,224	12,100	45,863
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.04
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	143
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Value at end of period	$14.63	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70
Number of accumulation units outstanding at end of period	25,964	77,354	229,816	701,838	517,187	423,630	301,712	5,864,378	5,938,918	130,083
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$11.56	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	830	5,310	8,390	14,633	16,444	12,344	10,443	5,851,107
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Value at end of period	$24.63	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44
Number of accumulation units outstanding at end of period	10,489	27,916	51,059	105,511	159,237	167,405	157,559	6,519,914	5,686,198	58,555

SDVA

CFI 45

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36	$10.15
Value at end of period	$16.87	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	1,869	6,345	16,107	41,108	45,911	43,360	31,643
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.38	$8.93	$6.45	$10.05
Value at end of period	$11.08	$11.38	$8.93	$6.45
Number of accumulation units outstanding at end of period	1,927	2,528	2,471	3,230
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61	$10.19
Value at end of period	$14.40	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	0	1,479	8,253	26,935	42,628	35,898	19,921
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.41	$12.89	$10.67
Value at end of period	$13.52	$14.41	$12.89
Number of accumulation units outstanding at end of period	0	1,053	1,053
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	0	5,683	22,899	44,624	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$13.17	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	932	932	5,829	11,592	16,883	14,129	7,670	19,568	16,760	193
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	3,763	32,939	78,581	139,311	198,252	204,294	182,920	8,122,576
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Value at end of period	$17.43	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18
Number of accumulation units outstanding at end of period	13,274	62,865	203,467	266,687	240,250	188,700	191,646	6,098,052	5,824,732	280,008
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94	$10.77
Value at end of period	$10.72	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	512	2,364	7,846	19,744	24,688	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.54	$9.98	$8.13	$12.39	$11.97	$10.86	$10.47
Value at end of period	$10.76	$11.54	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	171	571	16,771	101,456	101,887	21,668	13,303
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.79	$8.31	$8.25
Value at end of period	$9.07	$8.79	$8.31
Number of accumulation units outstanding at end of period	7,029	8,138	5,518

SDVA		CFI 46

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.25	$9.36	$9.21
Value at end of period	$9.93	$10.25	$9.36
Number of accumulation units outstanding at end of period	32,438	67,771	97,900
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.48	$9.62	$9.49
Value at end of period	$10.29	$10.48	$9.62
Number of accumulation units outstanding at end of period	8,114	58,654	120,945
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.58	$9.85	$9.75
Value at end of period	$10.61	$10.58	$9.85
Number of accumulation units outstanding at end of period	10,266	96,198	150,309
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.95	$12.64	$10.83
Value at end of period	$14.22	$13.95	$12.64
Number of accumulation units outstanding at end of period	2,298	30,002	50,632
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.90	$8.10	$6.90
Value at end of period	$8.92	$8.90	$8.10
Number of accumulation units outstanding at end of period	5,750	11,243	23,682
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.59	$12.46	$10.63
Value at end of period	$13.41	$13.59	$12.46
Number of accumulation units outstanding at end of period	1,277	17,824	45,844
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.99	$12.95	$11.55
Value at end of period	$15.34	$15.99	$12.95
Number of accumulation units outstanding at end of period	0	293	1,435
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.26	$8.37	$6.11	$8.61
Value at end of period	$9.85	$10.26	$8.37	$6.11
Number of accumulation units outstanding at end of period	0	2,074	5,389	303
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.65	$8.61	$6.94	$10.31
Value at end of period	$10.01	$10.65	$8.61	$6.94
Number of accumulation units outstanding at end of period	0	1,204	3,997	6,375
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94	$11.12
Value at end of period	$14.90	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	0	0	330	883	975	2,134	1,178

SDVA

CFI 47

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.82	$8.89	$7.12	$9.54
Value at end of period	$10.33	$10.82	$8.89	$7.12
Number of accumulation units outstanding at end of period	0	269	269	1,880
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96	$10.05
Value at end of period	$13.25	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	4,018	6,332	61,718	153,663	193,477	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$11.38	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	3,249	5,310	21,599	50,205	75,180	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.17	$8.02	$5.73	$10.14	$10.30
Value at end of period	$8.88	$9.17	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	1,159	2,205	3,578	1,263	576
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37	$10.31
Value at end of period	$11.43	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	2,201	4,915	14,353	26,068	29,695	27,358	27,718
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.11	$9.49	$7.34	$12.60	$11.15	$9.61
Value at end of period	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	2,312	7,421	21,983	37,621	16,971	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46	$10.28
Value at end of period	$10.34	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	0	0	4,561	13,985	25,283	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.33	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Value at end of period	$7.95	$9.33	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09
Number of accumulation units outstanding at end of period	0	3,273	15,748	27,003	35,639	43,384	51,164	52,656	57,505	27,828
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.93	$10.52	$10.16	$9.96
Value at end of period	$11.47	$10.93	$10.52	$10.16
Number of accumulation units outstanding at end of period	1,140	4,501	8,500	7,903
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.13	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13	$10.01
Value at end of period	$10.62	$11.13	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	0	374	634	634	2,055	1,795	2,950	2,964
INVESCO V.I. LEISURE FUND
Value at beginning of period	$11.85	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$11.17	$11.85	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	0	0	3,413	3,826	3,829	6,541	6,543	668,459	510,398	0

SDVA		CFI 48

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	0	0	178	564	565	9,584	22,904	1,940,698	1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$8.07	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	0	626	1,106	6,107	5,976	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	1,628	10,865	19,533	25,041	32,867	37,896	35,267	1,007,799	812,145

SDVA

CFI 49

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Balance Sheets as of December 31, 2011 and 2010
	-	Statements of Operations for the years ended December 31, 2011, 2010, and 2009
	-	Statements of Comprehensive Income for the years ended December 31, 2011, 2010, and 2009
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2011, 2010, and 2009
	-	Statements of Cash Flows for the years ended December 31, 2011, 2010, and 2009
	-	Notes to Financial Statements
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2011
	-	Statements of Operations for the year ended December 31, 2011
	-	Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
	-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits
(b)

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	(b)	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(c)	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(d)	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(e)	Expense Reimbursement Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(f)	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	(g)	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 13, 2004 (File Nos. 333-28755, 811-05626).

	(h)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post Effective Amendment No. 55 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 6, 2011 (File Nos. 333-28679, 811-05626).

	(i)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING USA Annuity and Life
Insurance Company, incorporated herein by reference to Post Effective Amendment
No. 55 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 6, 2011 (File Nos. 333-28679, 811-05626).

(4)	(a)	Deferred Combination Variable and Fixed Annuity Group Master Contract, (GA-MA-
1080), incorporated herein by reference to Pre-Effective Amendment No. 1 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on July 3,
2001 (File Nos. 333-57218, 811-05626).

	(b)	Deferred Combination Variable and Fixed Annuity Contract, (GA-IA-1080),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on July 3, 2001 (File
Nos. 333-57218, 811-05626).

	(c)	Deferred Combination Variable and Fixed Annuity Certificate, (GA-CA-1080),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on July 3, 2001 (File
Nos. 333-57218, 811-05626).

(d)	Individual Retirement Annuity Rider, (GA-RA-1009 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

(e)	Roth Individual Retirement Annuity Rider, (GA-RA-1038 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

(f)	403(b) Rider, (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(g)	(4)(j) GET Fund Endorsement (GA-RA-1085), incorporated herein by reference to
Pre-Effective Amendment No. 1 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-05626).

(h)	Endorsement for Premium Bonus Credit (GA-RA-1096), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692,
811-05626).

(i)	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

(j)	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

(k)	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

(l)	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(m)	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94),
incorporated herein by reference to Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	(n)	Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679,
811-05626).

(5)		ING SmartDesign Variable Annuity Customer Data Form, (GA-CDF-1095)
(01/01/02) 125120, incorporated herein by reference to Post-Effective Amendment
No. 5 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 16, 2003 (File Nos. 333-57218, 811-05626).

(6)	(a)	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-
1 for ING USA Annuity and Life Insurance Company filed with the Securities and
Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	(b)	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	(c)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No.
1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
Nos. 333-133076).

	(d)	Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	(e)	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI
into GALIC and renamed ING USA Annuity and Life Insurance Company, dated
(06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not applicable.

(8)	(a)	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective
Amendment No. 28 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

	(b)	Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(c)	Participation Agreement between Golden American Life Insurance Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, and Aetna
Variable Portfolios, Inc., on behalf of each of its series (each a "Fund" or in the aggregate "Funds"), and Aeltus Investment Management, Inc. ("Aeltus" or "Adviser"),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(d)	Form of Participation Agreement between Golden American Life Insurance
Company, Alliance Capital Management L.P., Alliance Fund Distributors, Inc.,
Alliance Variable Products Series Fund, Inc. and Directed Services, Inc., incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(e)	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

(f)	Amendment to Participation Agreement by and between AIM Variable Insurance
Funds, Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

(g)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(h)	Participation Agreement between Golden American Life Insurance Company,
INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and
INVESCO Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(i)	Participation Agreement and between Golden American Life Insurance Company and
Janus Aspen Series, incorporated herein by reference to Post-Effective amendment
No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(j)	Participation Agreement between Golden American Life Insurance Company, Brinson
Series Trust and Brinson Advisors, Inc., incorporated by reference to Post-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on October 26, 2001 (File Nos.
333-63692, 811-05626).

(k)	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

(l)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.,
incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(m)	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(n)	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

(o)	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(p)	Participation Agreement by and between ING Variable Portfolios, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

(q)	Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

(r)	Amendment to Participation Agreement by and between Portfolio Partners, Inc.,
Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

(s)	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC, incorporated herein by reference to Post-
Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(t)	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds,
incorporated herein by reference to Post-Effective amendment No. 32 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 26,
2002 (File Nos. 033-23351, 811-05626).

(u)	Participation Agreement among Variable Insurance Products Funds, Fidelity
Distributors Corporation, ING Partners, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ING Insurance Company
of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Security Life of Denver Insurance Company dated November 11,
2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(v)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(w)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

(x)	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-
33914, 811-05626).

(y)	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors
LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(z)	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and
Pioneer Funds Distributor, Inc., incorporated herein by reference to Post-Effective
Amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(aa)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc., incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

(bb)	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(cc)	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914,
811-05626).

(dd)	Participation Agreement between Golden American Life Insurance Company and
Putnam Variable Trust and Putnam Retail Management, L.C., incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 for Separate Account B filed with the Securities and Exchange Commission on
October 26, 2001 (File Nos. 333-63692, 811-05626).

(ee)	Participation Agreement by and between Prudential Series Fund, Inc., Golden
American Life Insurance Company Prudential Insurance Company of America and
Prudential Investment Management Services LLC, incorporated herein by reference to
Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

(ff)	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of
America and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679,
811-05626).

(gg) Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of
October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. incorporated by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

(hh) Participation Agreement dated April 25, 2008, by and among BlackRock Variable
Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on April 7, 2009; file No. 33-57244.

(ii) Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

(jj) Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company of New York incorporated herein by reference to Post-
Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009;
file No. 33-57244.

(kk) Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

(ll) Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

	(mm)	Participation Agreement among ING Investors Trust, Directed Services LLC, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of
New York, DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors
LP dated April 29, 2010, incorporated herein by reference to Post-Effective
Amendment No. 54 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-05626).

	(nn)	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company of New York, DFA
Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April
29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 15, 2010 (File Nos. 333-28679, 811-05626).

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Patrick G. Flynn*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Donald W. Britton*	20 Washington Avenue South	Director
Minneapolis, MN 55401
Robert G. Leary*	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin*	230 Park Avenue	Director
New York, NY 10169
Alain M. Karaoglan*	230 Park Avenue	Director
New York, NY 10169
Mary (Maliz) E. Beams*	One Orange Way	Director
Windsor, CT 06095
Ewout L. Steenbergen*	230 Park Avenue	Chief Financial Officer, Director
	New York, NY 10169	and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401

Name	Principal Business Address	Position(s) with Depositor
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Patrick D. Lusk	1475 Dunwoody Drive	Vice President and Appointed
	West Chester, PA 19380	Actuary
Kristi L. Cooper	909 Locust Street	Chief Compliance Officer
Des Moines, IA 50309
Megan Huddleston	One Orange Way	Secretary
Windsor, CT 06095

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to Registration Statement
on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File
No. 333-147534), as filed with the Securities and Exchange Commission on April 3, 2012.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 29, 2012 there are 5,803 qualified contract owners and 4,259 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING America Insurance Holdings, Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer.
The policies cover ING America Insurance Holdings, Inc. and any company in which ING America
Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of
ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices liability and fidelity/crime (a/k/a “Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the

Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate
Account NY-B. Also, Directed Services LLC serves as investment advisor to ING Investors Trust and
ING Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant's Distributor.

Name	Principal Business Address	Positions and Offices with
Underwriter
Chad Tope	909 Locust Street	President and Director
Des Moines, IA 50309

Shaun P. Mathews	One Orange Way	Executive Vice President
Windsor, CT 06095

Ronald Barhorst	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Investment Advisor Chief
	Scottsdale, AZ 85258	Compliance Officer and Senior
Vice President

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Ida Colon-Perez	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	One Orange Way	Vice President
Windsor, CT 06095

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Name	Principal Business Address		Positions and Offices with
Underwriter
Jody Hrazanek	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road		Vice President
Scottsdale, AZ 85258
Jason R. Rausch	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

Paul L. Zemsky	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

Steve Sedmak	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

May Tong	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

David S. Pendergrass	7337 E Doubletree Ranch Road		Vice President and Treasurer
Scottsdale, AZ 85258

Spencer T. Shell	5780 Powers Ferry Road		Vice President and Assistant
	Atlanta, GA 30327-4390		Treasurer

Megan Huddleston	One Orange Way		Secretary
Windsor, CT 06095

Tina M. Nelson	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Huey Falgout	7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258

Jennifer Ogren	20 Washington Avenue South		Assistant Secretary
Minneapolic, MN 55401

(c)
2011 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$201,141,336	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING
USA Annuity and Life Insurance Company, Separate Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester and Commonwealth of
Pennsylvania, on the 11th day of April 2012.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:
Michael S. Smith*
President and Director (principal executive officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 11, 2012.

Signatures	Titles
President and Director
Michael S. Smith*	(principal executive officer)
Director and Chairman
Patrick G. Flynn*
Senior Vice President and Chief Accounting Officer
Steven T. Pierson*
Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen*
Director
Robert G. Leary*
Director
Donald W. Britton*
Director
Rodney O. Martin*

Alain M. Karaoglan*	Director

Signatures	Titles

Mary (Maliz) E. Beams*	Director

By: /s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact
*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13